UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09255

                           Wells Fargo Variable Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:       December 31, 2006

Date of reporting period:      December 31, 2006


ITEM 1.  REPORT TO SHAREHOLDERS
===============================


                                                               [LOGO]
                                                               WELLS  ADVANTAGE
                                                               FARGO  FUNDS

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                                DECEMBER 31, 2006
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[GRAPHIC OMITTED]               Annual Report
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WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

Wells Fargo Advantage VT Asset Allocation Fund
Wells Fargo Advantage VT C&B Large Cap Value Fund
Wells Fargo Advantage VT Discovery Fund(SM)
Wells Fargo Advantage VT Equity Income Fund
Wells Fargo Advantage VT International Core Fund
Wells Fargo Advantage VT Large Company Core Fund
Wells Fargo Advantage VT Large Company Growth Fund
Wells Fargo Advantage VT Money Market Fund
Wells Fargo Advantage VT Opportunity Fund(SM)
Wells Fargo Advantage VT Small Cap Growth Fund
Wells Fargo Advantage VT Small/Mid Cap Value Fund
Wells Fargo Advantage VT Total Return Bond Fund

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
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Table of Contents

Letter to Contractholders ................................................     1
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Performance Highlights
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   Wells Fargo Advantage VT Asset Allocation Fund ........................     2
   Wells Fargo Advantage VT C&B Large Cap Value Fund .....................     4
   Wells Fargo Advantage VT Discovery Fund ...............................     6
   Wells Fargo Advantage VT Equity Income Fund ...........................     8
   Wells Fargo Advantage VT International Core Fund ......................    10
   Wells Fargo Advantage VT Large Company Core Fund ......................    12
   Wells Fargo Advantage VT Large Company Growth Fund ....................    14
   Wells Fargo Advantage VT Money Market Fund ............................    16
   Wells Fargo Advantage VT Opportunity Fund .............................    18
   Wells Fargo Advantage VT Small Cap Growth Fund ........................    20
   Wells Fargo Advantage VT Small/Mid Cap Value Fund .....................    22
   Wells Fargo Advantage VT Total Return Bond Fund .......................    24
Fund Expenses (Unaudited) ................................................    26
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Portfolio of Investments
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   Wells Fargo Advantage VT Asset Allocation Fund ........................    28
   Wells Fargo Advantage VT C&B Large Cap Value Fund .....................    46
   Wells Fargo Advantage VT Discovery Fund ...............................    51
   Wells Fargo Advantage VT Equity Income Fund ...........................    57
   Wells Fargo Advantage VT International Core Fund ......................    62
   Wells Fargo Advantage VT Large Company Core Fund ......................    66
   Wells Fargo Advantage VT Large Company Growth Fund ....................    70
   Wells Fargo Advantage VT Money Market Fund ............................    74
   Wells Fargo Advantage VT Opportunity Fund .............................    77
   Wells Fargo Advantage VT Small Cap Growth Fund ........................    83
   Wells Fargo Advantage VT Small/Mid Cap Value Fund .....................    89
   Wells Fargo Advantage VT Total Return Bond Fund .......................    94
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ..................................   110
   Statements of Operations ..............................................   114
   Statements of Changes in Net Assets ...................................   118
   Financial Highlights ..................................................   124
   Notes to Financial Highlights .........................................   128
Notes to Financial Statements ............................................   129
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Report of Independent Registered Public Accounting Firm ..................   141
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Other Information (Unaudited) ............................................   142
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List of Abbreviations ....................................................   146
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                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO CONTRACTHOLDERS             WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

DEAR VALUED CONTRACTHOLDER,

      In this annual report for the WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS, which covers the 12-month period that ended December 31, 2006, you will find a discussion of each Fund, performance highlights, information about the holdings in each Fund, and the portfolio managers' strategic outlook.

THE ECONOMY IN 2006
--------------------------------------------------------------------------------

      The U.S. economy performed well during the 12-month period that ended December 31, 2006. Growth in real Gross Domestic Product averaged close to 3%, the unemployment rate remained in the mid 4% range, and inflation was relatively low for most of the period. This was solid performance for a period in which oil prices fluctuated, geopolitical tensions remained intense, and the housing market continued to struggle. Since June 29, 2006, the Fed has left the Federal funds rate unchanged at 5.25%, which helped to keep mortgage lending rates at historical lows. Household spending was sustained by healthy labor markets, solid growth in household incomes, and gains in net worth stemming from the strength in stock prices. Business spending strengthened in response to a steady outlook for sales and profits.

STOCKS REPORTED A STRONG YEAR
--------------------------------------------------------------------------------

      Both domestic and international stocks performed very well during the 12-month period. Small cap domestic stocks continued to outperform large cap stocks. While energy was the worst performing sector in December 2006, it was up more than 20% for the year. Financials and telecommunications were top performing sectors as well, with Real Estate Investment Trusts (REITs) identified as the top contributor to financials.

      In the global equity markets, inflation fears continued to wane as investor confidence increased. Europe's economy remained strong, while Japan's market grew at a moderate pace. The rest of Asia continued to outpace Japan. Many of the Asian countries, including China, recorded double-digit growth. With interest rates still exceptionally low in such markets as Japan, speculators can easily borrow money and then invest it in the higher-yielding markets. This high liquidity has kept upward pressure on asset prices around the world and has contributed to keeping equity and bond prices strong in the United States as well.

BONDS CONTINUED TO IMPROVE
--------------------------------------------------------------------------------

      Bond markets continued to improve during the period in response to the Fed's decision to leave the Federal funds rate unchanged since June 29, 2006. Total returns were positive for both the taxable and non-taxable bond markets. The municipal market performed somewhat better than the Treasury market, largely because the municipal market yield curve retained a positive slope throughout the period.

      Among the taxable bond sectors, high-yield bonds were the top performers for the fourth consecutive year. The lowest quality of the high-yield bonds performed best overall during the period. Mortgage-backed securities and asset-backed securities were almost tied for the best performing sectors in the investment-grade universe for the period.

LOOKING AHEAD
--------------------------------------------------------------------------------

      The business cycle for stocks and the credit cycle for bonds are both in an advanced stage as we begin 2007, but that does not mean that either must turn downward in the year ahead. While the economy has been weakened by inventory corrections in the housing and automobile industries, we see positive signs in good job markets, solid income growth, and historically low mortgage interest rates.

      Nevertheless, even with the most optimistic outlook, it is important to maintain a portfolio that is diversified with asset allocations that meet your individual needs, goals, and tolerance for risk. While diversification and asset allocation may not prevent losses in a downturn, they may help reduce them.

      To that end, we offer Funds across most major asset classes that are guided by skillful money managers, our subadvisers, who are chosen for their focused attention on a particular investment style. We believe that our insistence on seeking dedicated money managers who share our commitment for pursuing consistent, long-term results offers our investors the firm footing they need to withstand changing market conditions and adjustments in their own financial requirements.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS(SM). We appreciate your confidence in us. Through each market cycle, we are committed to being part of your financial plan. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
      The WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (the Fund) seeks long-term total return, consistent with reasonable risk.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           FUND INCEPTION DATE
   Galen G. Blomster, CFA                  04/15/1994
   Gregory T. Genung, CFA
   Jeffrey P. Mellas

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 12.14% 1 for the 12-month period that ended December 31, 2006, outperforming its benchmark, the Asset Allocation Composite Index 2, which returned 9.73%. In addition, the Fund underperformed the S&P 500 Index 3, which returned 15.78% and it outperformed the Lehman Brothers 20+ Year U.S. Treasury Index 4, which returned 0.93% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778.

      PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS. IF THEY DID, RETURNS WOULD BE LOWER.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's emphasis on stocks, which significantly outperformed long-term U.S. Treasury bonds during the 12-month period, enabled the Fund to outperform its benchmark. The first quarter of 2006 reported a strong Gross Domestic Product (GDP) growth rate of 5.6%. The GDP growth rate for the 12-month period averaged around 3.0%. Weakness in the housing and auto sectors offset healthy spending by consumers in other segments of the economy. Continued robust profit growth combined with attractive valuations and the Fed's decision in August 2006 to stop raising the Federal funds rate produced a surge of double-digit equity returns during the third and fourth quarters of 2006.

      Bond yields experienced volatility throughout 2006, with the 10-year Treasury yield beginning the 12-month period near 4.4% then rising to over 5% before again declining below 4.5% and then finishing the period at 4.7%. Bond investors were faced with conflicting messages after the Fed stopped raising interest rates in August after 17 consecutive increases. Benign inflation figures toward the end of the period were offset by strong employment data and what appeared to be stabilization of the housing market. Exposure to long-term U.S. Treasury bonds hampered overall performance, but it was offset by the 25% Tactical Asset Allocation (TAA) shift toward stocks throughout the 12-month period.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The stock holdings in the Fund are indexed to the S&P 500 Index, and the bond holdings are indexed to the Lehman Brothers 20+ Year U.S. Treasury Bond Index. The TAA Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds, maintained a 25% shift toward stocks throughout the 12-month period. In implementing the shift toward stocks, the Fund employed a futures overlay transaction, thus keeping the portfolio's underlying assets near their long-term strategic allocation of 60% stocks and 40% bonds. With the shift toward stocks, the portfolio maintained a long position in the S&P 500 Index futures and a short position in the long-term U.S. Treasury bond futures. Throughout the 12-month period, the Fund was at a maximum equity overweighting, with an effective target allocation of 85% stocks and 15% bonds.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      With the S&P 500 Index significantly outperforming long-term U.S. Treasury bonds, the 25% TAA shift toward stocks improved performance of the Fund during the 12-month period. While stocks have outperformed the broad bond market, the TAA Model indicates that stocks remain attractive relative to bonds. As a result, the Fund will keep its overweighted position in stocks until the relative valuation between stocks and bonds returns to a more normal level.

      BALANCED FUNDS MAY INVEST IN STOCKS AND BONDS. STOCKS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. BOND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, CHANGES IN INTEREST RATES, AND GENERAL MARKET AND ECONOMIC CONDITIONS. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

      The views expressed are as of December 31, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND.

1 The Fund's adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's return would have been lower.

      Prior to May 1, 2006, the WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND was named the Wells Fargo Advantage Asset Allocation Fund and prior to April 11, 2005, was named the Wells Fargo Asset Allocation Fund. Performance for the Fund prior to September 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

                                                                        6-Months*  1-Year  5-Year  10-Year
----------------------------------------------------------------------------------------------------------
VT Asset Allocation Fund (Incept. Date 04/15/1994)                        11.46     12.14   6.50     7.86
----------------------------------------------------------------------------------------------------------
Benchmarks
----------------------------------------------------------------------------------------------------------
   Asset Allocation Composite Index 2                                     10.78      9.73   7.08     8.70
----------------------------------------------------------------------------------------------------------
   S&P 500 Index 3                                                        12.73     15.78   6.19     8.42
----------------------------------------------------------------------------------------------------------
   Lehman Brothers 20+ Year U.S. Treasury Index 4                          7.83      0.93   7.30     7.89
----------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 5 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------
   Beta**                                                                  0.98
--------------------------------------------------------------------------------
   Weighted Average Coupon of Bond Portfolio                               5.61%
--------------------------------------------------------------------------------
   Weighted Average Maturity of Bond Portfolio                      23.22 years
--------------------------------------------------------------------------------
   Modified Duration of Bond Portfolio                              13.18 years
--------------------------------------------------------------------------------
   Portfolio Turnover                                                        12%
--------------------------------------------------------------------------------
   Net Asset Value (NAV)                                                 $14.13

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE ASSET ALLOCATION COMPOSITE INDEX BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION 5 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (11%)
Consumer Staples                                                            (9%)
Energy                                                                     (10%)
Financials                                                                 (22%)
Health Care                                                                (12%)
Industrials                                                                (11%)
Information Technology                                                     (15%)
Materials                                                                   (3%)
Telecommunications Services                                                 (3%)
Utilities                                                                   (4%)

TEN LARGEST PORTFOLIO HOLDINGS 5,6 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------
   U.S. Treasury Bond, 6.13%, 11/15/2027                                  6.57%
--------------------------------------------------------------------------------
   U.S. Treasury Bond, 6.25%, 5/15/2030                                   5.35%
--------------------------------------------------------------------------------
   U.S. Treasury Bond, 5.38%, 2/15/2031                                   4.93%
--------------------------------------------------------------------------------
   U.S. Treasury Bond, 6.13%, 8/15/2029                                   3.41%
--------------------------------------------------------------------------------
   U.S. Treasury Bond, 5.50%, 8/15/2028                                   3.32%
--------------------------------------------------------------------------------
   U.S. Treasury Bond, 5.25%, 2/15/2029                                   3.11%
--------------------------------------------------------------------------------
   U.S. Treasury Bond, 6.63%, 2/15/2027                                   3.01%
--------------------------------------------------------------------------------
   U.S. Treasury Bond, 5.25%, 11/15/2028                                  2.97%
--------------------------------------------------------------------------------
   U.S. Treasury Bond, 6.38%, 8/15/2027                                   2.76%
--------------------------------------------------------------------------------
   Exxon Mobil Corporation                                                2.21%

GROWTH OF $10,000 INVESTMENT 7 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              WELLS FARGO                                     Lehman Brothers
               ADVANTAGE                                          20+ Year
               VT ASSET      Asset Allocation                     Treasury
            ALLOCATION FUND   Composite Index  S&P 500 Index       Index
12/31/1996      $10,000           $10,000         $10,000         $10,000
 1/31/1997      $10,193           $10,339         $10,624         $ 9,910
 2/28/1997      $10,219           $10,388         $10,708         $ 9,912
 3/31/1997      $ 9,855           $10,018         $10,269         $ 9,640
 4/30/1997      $10,254           $10,479         $10,881         $ 9,885
 5/31/1997      $10,600           $10,910         $11,543         $10,000
 6/30/1997      $10,884           $11,294         $12,060         $10,209
 7/31/1997      $11,629           $12,123         $13,019         $10,863
 8/31/1997      $11,154           $11,566         $12,290         $10,528
 9/30/1997      $11,574           $12,083         $12,963         $10,840
10/31/1997      $11,592           $12,019         $12,531         $11,239
11/30/1997      $11,856           $12,428         $13,110         $11,415
12/31/1997      $12,088           $12,644         $13,335         $11,618
 1/31/1998      $12,269           $12,834         $13,482         $11,861
 2/28/1998      $12,814           $13,348         $14,454         $11,767
 3/31/1998      $13,275           $13,769         $15,194         $11,790
 4/30/1998      $13,387           $13,870         $15,347         $11,830
 5/31/1998      $13,316           $13,845         $15,083         $12,080
 6/30/1998      $13,812           $14,328         $15,695         $12,398
 7/31/1998      $13,678           $14,204         $15,529         $12,328
 8/31/1998      $12,374           $13,251         $13,286         $12,930
 9/30/1998      $13,069           $13,955         $14,137         $13,407
10/31/1998      $13,822           $14,541         $15,286         $13,179
11/30/1998      $14,492           $15,123         $16,212         $13,300
12/31/1998      $15,141           $15,632         $17,146         $13,269
 1/31/1999      $15,659           $16,083         $17,862         $13,396
 2/28/1999      $15,096           $15,439         $17,307         $12,680
 3/31/1999      $15,527           $15,783         $18,000         $12,624
 4/30/1999      $15,967           $16,155         $18,697         $12,634
 5/31/1999      $15,628           $15,823         $18,256         $12,433
 6/30/1999      $16,064           $16,272         $19,268         $12,281
 7/31/1999      $15,713           $15,931         $18,667         $12,211
 8/31/1999      $15,633           $15,853         $18,575         $12,154
 9/30/1999      $15,407           $15,639         $18,066         $12,242
10/31/1999      $15,955           $16,233         $19,209         $12,243
11/30/1999      $16,092           $16,382         $19,600         $12,150
12/31/1999      $16,553           $16,844         $20,753         $11,935
 1/31/2000      $16,209           $16,454         $19,711         $12,143
 2/29/2000      $16,324           $16,501         $19,338         $12,574
 3/31/2000      $17,500           $17,716         $21,228         $13,044
 4/30/2000      $17,119           $17,326         $20,590         $12,915
 5/31/2000      $16,830           $17,078         $20,169         $12,850
 6/30/2000      $17,222           $17,479         $20,666         $13,129
 7/31/2000      $17,152           $17,454         $20,343         $13,389
 8/31/2000      $17,949           $18,274         $21,606         $13,715
 9/30/2000      $17,246           $17,570         $20,466         $13,481
10/31/2000      $17,295           $17,643         $20,379         $13,706
11/30/2000      $16,560           $17,048         $18,773         $14,171
12/31/2000      $16,722           $17,257         $18,865         $14,502
 1/31/2001      $17,145           $17,624         $19,534         $14,501
 2/28/2001      $16,020           $16,784         $17,754         $14,756
 3/31/2001      $15,243           $16,093         $16,630         $14,638
 4/30/2001      $15,972           $16,641         $17,922         $14,178
 5/31/2001      $16,082           $16,719         $18,042         $14,202
 6/30/2001      $15,852           $16,544         $17,603         $14,349
 7/31/2001      $15,925           $16,707         $17,429         $14,915
 8/31/2001      $15,369           $16,241         $16,339         $15,273
 9/30/2001      $14,604           $15,469         $15,020         $15,309
10/31/2001      $15,045           $16,014         $15,307         $16,219
11/30/2001      $15,561           $16,412         $16,481         $15,360
12/31/2001      $15,559           $16,356         $16,625         $15,028
 1/31/2002      $15,445           $16,305         $16,383         $15,238
 2/28/2002      $15,268           $16,188         $16,067         $15,406
 3/31/2002      $15,461           $16,254         $16,671         $14,694
 4/30/2002      $15,054           $15,930         $15,661         $15,297
 5/31/2002      $14,991           $15,860         $15,546         $15,298
 6/30/2002      $14,483           $15,295         $14,439         $15,569
 7/31/2002      $13,736           $14,773         $13,313         $16,063
 8/31/2002      $13,891           $15,140         $13,401         $16,901
 9/30/2002      $12,712           $14,422         $11,946         $17,650
10/31/2002      $13,555           $14,968         $12,996         $16,991
11/30/2002      $14,203           $15,447         $13,760         $16,854
12/31/2002      $13,560           $15,170         $12,952         $17,584
 1/31/2003      $13,260           $14,913         $12,614         $17,529
 2/28/2003      $13,117           $14,968         $12,424         $18,083
 3/31/2003      $13,200           $14,954         $12,543         $17,781
 4/30/2003      $14,116           $15,770         $13,577         $18,009
 5/31/2003      $14,822           $16,672         $14,292         $19,163
 6/30/2003      $14,929           $16,664         $14,474         $18,770
 7/31/2003      $14,889           $16,153         $14,730         $16,837
 8/31/2003      $15,165           $16,483         $15,016         $17,204
 9/30/2003      $15,127           $16,740         $14,857         $18,148
10/31/2003      $15,747           $17,101         $15,697         $17,587
11/30/2003      $15,865           $17,231         $15,835         $17,690
12/31/2003      $16,556           $17,855         $16,665         $17,900
 1/31/2004      $16,847           $18,195         $16,971         $18,260
 2/29/2004      $17,072           $18,505         $17,207         $18,656
 3/31/2004      $16,887           $18,451         $16,947         $18,941
 4/30/2004      $16,489           $17,816         $16,682         $17,758
 5/31/2004      $16,648           $17,933         $16,910         $17,685
 6/30/2004      $16,932           $18,212         $17,239         $17,856
 7/31/2004      $16,491           $17,984         $16,668         $18,183
 8/31/2004      $16,629           $18,325         $16,735         $18,936
 9/30/2004      $16,785           $18,523         $16,916         $19,141
10/31/2004      $17,035           $18,819         $17,175         $19,466
11/30/2004      $17,548           $19,089         $17,870         $18,983
12/31/2004      $18,103           $19,689         $18,477         $19,507
 1/31/2005      $17,851           $19,678         $18,027         $20,194
 2/28/2005      $18,116           $19,823         $18,406         $19,927
 3/31/2005      $17,825           $19,559         $18,081         $19,792
 4/30/2005      $17,643           $19,642         $17,738         $20,565
 5/31/2005      $18,190           $20,257         $18,302         $21,195
 6/30/2005      $18,269           $20,440         $18,328         $21,625
 7/31/2005      $18,744           $20,650         $19,009         $20,976
 8/31/2005      $18,686           $20,813         $18,836         $21,679
 9/30/2005      $18,665           $20,617         $18,988         $20,903
10/31/2005      $18,318           $20,230         $18,672         $20,447
11/30/2005      $18,912           $20,744         $19,377         $20,588
12/31/2005      $19,005           $20,987         $19,384         $21,181
 1/31/2006      $19,355           $21,215         $19,897         $20,914
 2/28/2006      $19,457           $21,353         $19,951         $21,169
 3/31/2006      $19,458           $21,115         $20,199         $20,183
 4/30/2006      $19,561           $21,049         $20,471         $19,620
 5/31/2006      $19,077           $20,694         $19,882         $19,639
 6/30/2006      $19,122           $20,789         $19,909         $19,826
 7/31/2006      $19,266           $21,041         $20,031         $20,242
 8/31/2006      $19,743           $21,608         $20,507         $20,886
 9/30/2006      $20,213           $22,109         $21,035         $21,289
10/31/2006      $20,798           $22,616         $21,720         $21,468
11/30/2006      $21,187           $23,090         $22,133         $21,981
12/31/2006      $21,312           $23,030         $22,443         $21,377

--------------------------------------------------------------------------------

2 The Asset Allocation Composite Index is weighted 60% in the S&P 500 Index and 40% in the Lehman Brothers 20+ Year U.S. Treasury Index. You cannot invest directly in an Index.

3 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

4 The Lehman Brothers 20+ Year U.S. Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an Index.

5 Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

6 The ten largest portfolio holdings are calculated based on the market value of the securities divided by total market value of the portfolio of the Fund.

7 The chart compares the performance of the WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND for the most recent ten years of the Fund with the Asset Allocation Composite Index, S&P 500 Index and the Lehman Brothers 20+ Year U.S. Treasury Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (the Fund) seeks maximum long-term total return, consistent with minimizing risk to principal.

ADVISER                                  SUBADVISER
   Wells Fargo Funds Management, LLC        Cooke & Bieler, L.P.

FUND MANAGERS                            FUND INCEPTION DATE
   Kermick S. Eck, CFA                      05/01/1998
   Daren C. Heitman, CFA            Michael M. Meyer, CFA
   James R. Norris                  Edward W. O'Connor, CFA
   R. James O'Neil, CFA             Mehul Trivedi, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 22.12% 1 for the 12-month period that ended December 31, 2006, slightly underperforming its benchmark, the Russell 1000(R) Value Index 2, which returned 22.25%. In addition, the Fund outperformed the S&P 500 Index 3, which returned 15.78% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778.

      PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS. IF THEY DID, RETURNS WOULD BE LOWER.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's strong fourth quarter performance in 2006 put an exclamation point on an impressive year. For the 12-month period, the Fund slightly underperformed its value benchmark and outperformed the general market as measured by the S&P 500 Index. The reason for the strong performance was stock selection. Major contributors included Big Lots and Vodafone while the worst performers were Boston Scientific and Dell.

      The market's strong rally in the second half of 2006 was more than enough to offset the year's first half, resulting in an impressive overall gain, especially for value stocks, which outperformed growth stocks by a fairly wide margin. Its advance in 2006 was very broad and returns were fairly evenly distributed across economic sectors, with the exception of health care and technology where returns were positive but not as strong as the overall market. Similar to 2005 though a bit less pronounced, investors seemed to maintain a hearty appetite for higher risk, lower quality stocks.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Beyond adding to existing holdings, we also established new positions in a number of high quality, financially strong companies that we determined were undervalued based on our methodology. New positions included American International Group, American Power Conversion, Dell, Diageo, General Electric, Henkel KGaA ADR, Illinois Tool Works, Johnson & Johnson, Quest Diagnostics, Williams-Sonoma, and Willis Group Holdings. To make room for these opportunities, we sold Applied Materials, Bristol-Myers, Comcast Corp. Class A, Engelhard, FedEx, General Dynamics, Leggett & Platt, Manpower, Merck, and Royal Dutch Shell plc ADR Class A because these companies achieved our price targets, or, in a few cases, we reassessed our view of the quality of the underlying business.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We would characterize the underlying economic environment as generally favorable for equity investing. Based on recent data, the U.S. economy is slowing but remains healthy. The housing market appears to slowly be coming back into balance. Inflationary pressures also appear to be waning.

      Any significant optimism we might have is tempered by two major concerns:
First, we are worried that the 2006 market may have borrowed some returns from 2007, and that valuations have become somewhat demanding. We are not suggesting that valuations are excessive or that we expect a major market decline but we would not be surprised to see stocks muddle along for a while as companies earn their way into holding their current valuations. Second, there seems to be an unusually high level of complacency among investors regarding risk. In the event that the consensus view of the economy and inflation are too optimistic, investors could become more risk averse, in which case lower securities prices would be the adjustment mechanism.

      We remain somewhat cautious and envision that performance will likely depend increasingly on selectivity with a focus on quality. Due to its intrinsically defensive and high quality characteristics, the Fund is positioned to benefit from investors' increasing preference for high quality stocks.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS INCLUDING INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

      The views expressed are as of December 31, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

                                                                        6-Months*  1-Year  5-Year  Life of Fund
---------------------------------------------------------------------------------------------------------------
VT C&B Large Cap Value Fund (Incept. Date 05/01/1998)                     15.63     22.12    5.95      2.52
---------------------------------------------------------------------------------------------------------------
Benchmarks
---------------------------------------------------------------------------------------------------------------
   Russell 1000(R) Value Index 2                                          14.72     22.25   10.86      7.47
---------------------------------------------------------------------------------------------------------------
   S&P 500 Index 3                                                        12.73     15.78    6.19      4.38

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 4 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------
   Beta**                                                                  0.87
--------------------------------------------------------------------------------
   Price to Earnings (trailing 12 months)                                 17.45
--------------------------------------------------------------------------------
   Price to Book Ratio                                                     2.67
--------------------------------------------------------------------------------
   Median Market Cap. ($B)                                             $  25.75
--------------------------------------------------------------------------------
   Portfolio Turnover                                                        30%
--------------------------------------------------------------------------------
   Net Asset Value (NAV)                                               $  11.24

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE RUSSELL 1000(R) VALUE INDEX BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION 4 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (20%)
Consumer Staples                                                           (11%)
Energy                                                                      (3%)
Financials                                                                 (26%)
Health Care                                                                 (9%)
Industrials                                                                (20%)
Information Technology                                                      (7%)
Telecommunications Services                                                 (4%)

TEN LARGEST EQUITY HOLDINGS 4,5 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------
   Vodafone Group plc ADR                                                 3.44%
--------------------------------------------------------------------------------
   American Express Company                                               3.42%
--------------------------------------------------------------------------------
   McDonald's Corporation                                                 3.22%
--------------------------------------------------------------------------------
   Exxon Mobil Corporation                                                3.16%
--------------------------------------------------------------------------------
   Bank of America Corporation                                            3.04%
--------------------------------------------------------------------------------
   Omnicom Group Incorporated                                             2.85%
--------------------------------------------------------------------------------
   Dover Corporation                                                      2.84%
--------------------------------------------------------------------------------
   State Street Corporation                                               2.73%
--------------------------------------------------------------------------------
   Berkshire Hathaway Incorporated Class B                                2.71%
--------------------------------------------------------------------------------
   MBIA Incorporated                                                      2.68%

GROWTH OF $10,000 INVESTMENT 6 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 WELLS FARGO ADVANTAGE       Russell 1000(R)
              VT C&B LARGE CAP VALUE FUND      Value Index      S&P 500 Index
  5/1/1998              $10,000                  $10,000           $10,000
 5/31/1998              $ 9,680                  $ 9,852           $ 9,747
 6/30/1998              $ 9,739                  $ 9,978           $10,143
 7/31/1998              $ 9,268                  $ 9,801           $10,035
 8/31/1998              $ 8,156                  $ 8,343           $ 8,586
 9/30/1998              $ 8,626                  $ 8,822           $ 9,136
10/31/1998              $ 9,199                  $ 9,506           $ 9,878
11/30/1998              $ 9,460                  $ 9,949           $10,476
12/31/1998              $ 9,624                  $10,288           $11,080
 1/31/1999              $ 9,403                  $10,370           $11,543
 2/28/1999              $ 9,161                  $10,224           $11,184
 3/31/1999              $ 9,380                  $10,436           $11,632
 4/30/1999              $10,188                  $11,410           $12,082
 5/31/1999              $10,087                  $11,285           $11,797
 6/30/1999              $10,399                  $11,612           $12,451
 7/31/1999              $10,024                  $11,272           $12,063
 8/31/1999              $ 9,477                  $10,854           $12,003
 9/30/1999              $ 8,981                  $10,475           $11,675
10/31/1999              $ 9,285                  $11,078           $12,413
11/30/1999              $ 9,255                  $10,992           $12,666
12/31/1999              $ 9,386                  $11,044           $13,411
 1/31/2000              $ 9,142                  $10,684           $12,737
 2/29/2000              $ 8,715                  $ 9,891           $12,496
 3/31/2000              $ 9,498                  $11,097           $13,718
 4/30/2000              $ 9,284                  $10,968           $13,306
 5/31/2000              $ 9,416                  $11,084           $13,033
 6/30/2000              $ 9,157                  $10,577           $13,355
 7/31/2000              $ 9,311                  $10,709           $13,146
 8/31/2000              $ 9,974                  $11,305           $13,962
 9/30/2000              $ 9,813                  $11,409           $13,225
10/31/2000              $10,048                  $11,689           $13,169
11/30/2000              $ 9,527                  $11,256           $12,132
12/31/2000              $ 9,929                  $11,820           $12,191
 1/31/2001              $10,103                  $11,865           $12,623
 2/28/2001              $ 9,806                  $11,535           $11,473
 3/31/2001              $ 9,420                  $11,128           $10,747
 4/30/2001              $ 9,953                  $11,673           $11,581
 5/31/2001              $10,107                  $11,935           $11,659
 6/30/2001              $ 9,824                  $11,671           $11,375
 7/31/2001              $ 9,783                  $11,646           $11,263
 8/31/2001              $ 9,249                  $11,179           $10,559
 9/30/2001              $ 8,553                  $10,392           $ 9,706
10/31/2001              $ 8,738                  $10,303           $ 9,891
11/30/2001              $ 9,222                  $10,901           $10,650
12/31/2001              $ 9,295                  $11,158           $10,743
 1/31/2002              $ 8,821                  $11,073           $10,587
 2/28/2002              $ 8,769                  $11,090           $10,382
 3/31/2002              $ 9,341                  $11,615           $10,773
 4/30/2002              $ 8,794                  $11,216           $10,120
 5/31/2002              $ 8,711                  $11,273           $10,046
 6/30/2002              $ 8,157                  $10,625           $ 9,330
 7/31/2002              $ 7,392                  $ 9,637           $ 8,603
 8/31/2002              $ 7,423                  $ 9,711           $ 8,660
 9/30/2002              $ 6,436                  $ 8,631           $ 7,719
10/31/2002              $ 6,977                  $ 9,270           $ 8,398
11/30/2002              $ 7,424                  $ 9,854           $ 8,892
12/31/2002              $ 7,056                  $ 9,427           $ 8,370
 1/31/2003              $ 6,857                  $ 9,199           $ 8,151
 2/28/2003              $ 6,658                  $ 8,953           $ 8,029
 3/31/2003              $ 6,673                  $ 8,968           $ 8,106
 4/30/2003              $ 7,197                  $ 9,757           $ 8,774
 5/31/2003              $ 7,606                  $10,388           $ 9,235
 6/30/2003              $ 7,745                  $10,517           $ 9,353
 7/31/2003              $ 7,872                  $10,674           $ 9,518
 8/31/2003              $ 7,903                  $10,841           $ 9,704
 9/30/2003              $ 7,858                  $10,734           $ 9,601
10/31/2003              $ 8,292                  $11,391           $10,144
11/30/2003              $ 8,376                  $11,546           $10,233
12/31/2003              $ 8,859                  $12,258           $10,769
 1/31/2004              $ 9,008                  $12,473           $10,967
 2/29/2004              $ 9,253                  $12,740           $11,119
 3/31/2004              $ 9,147                  $12,629           $10,952
 4/30/2004              $ 8,998                  $12,321           $10,780
 5/31/2004              $ 9,009                  $12,446           $10,928
 6/30/2004              $ 9,151                  $12,740           $11,140
 7/31/2004              $ 8,969                  $12,561           $10,771
 8/31/2004              $ 9,044                  $12,739           $10,815
 9/30/2004              $ 9,111                  $12,937           $10,932
10/31/2004              $ 9,176                  $13,152           $11,099
11/30/2004              $ 9,562                  $13,817           $11,548
12/31/2004              $ 9,854                  $14,280           $11,940
 1/31/2005              $ 9,789                  $14,025           $11,649
 2/28/2005              $10,016                  $14,490           $11,894
 3/31/2005              $ 9,904                  $14,291           $11,684
 4/30/2005              $ 9,720                  $14,035           $11,462
 5/31/2005              $ 9,958                  $14,374           $11,827
 6/30/2005              $ 9,978                  $14,530           $11,844
 7/31/2005              $10,270                  $14,950           $12,284
 8/31/2005              $10,075                  $14,886           $12,172
 9/30/2005              $ 9,978                  $15,094           $12,271
10/31/2005              $ 9,805                  $14,711           $12,066
11/30/2005              $10,185                  $15,192           $12,522
12/31/2005              $10,160                  $15,285           $12,526
 1/31/2006              $10,432                  $15,878           $12,858
 2/28/2006              $10,464                  $15,974           $12,893
 3/31/2006              $10,707                  $16,190           $13,053
 4/30/2006              $10,980                  $16,601           $13,228
 5/31/2006              $10,816                  $16,181           $12,848
 6/30/2006              $10,730                  $16,285           $12,865
 7/31/2006              $10,784                  $16,681           $12,944
 8/31/2006              $11,156                  $16,960           $13,252
 9/30/2006              $11,528                  $17,298           $13,593
10/31/2006              $11,946                  $17,864           $14,036
11/30/2006              $12,232                  $18,272           $14,302
12/31/2006              $12,407                  $18,682           $14,503

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through April 30, 2007, waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

            Prior to May 1, 2006, the WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND was named the Wells Fargo Advantage C&B Large Cap Value Fund and prior to April 11, 2005, the WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND was named the Wells Fargo Equity Value Fund. Performance for the Fund prior to September 20, 1999, reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund.

2 The Russell 1000(R) Value Index measures performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Fund has selected the Russell 1000(R) Value Index to replace the S&P 500 Index as its benchmark index going forward because the Russell 1000(R) Value Index is more representative of the breadth of the Fund's holdings. You cannot invest directly in an Index.

3 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

4 Fund characteristics, equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, equity holdings and sector distribution.

5 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio of the Fund.

6 The chart compares the performance of the WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND for the life of the Fund with the Russell 1000(R) Value Index and the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT DISCOVERY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM) (the Fund) seeks long-term capital appreciation.

ADVISER                                SUBADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          FUND INCEPTION DATE
   James M. Leach, CFA                    05/08/1992
   Thomas J. Pence, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 14.64% 1 for the 12-month period that ended December 31, 2006, outperforming its benchmark, the Russell 2500(TM) Growth Index 2, which returned 12.26%. In addition, the Fund underperformed the Russell 2000(R) Index 3, which returned 18.37% and it outperformed the Russell Midcap(R) Growth Index 4, which returned 10.66% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778.

      PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS. IF THEY DID, RETURNS WOULD BE LOWER.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The year 2006 capped off the fourth straight year of gains for growth equity investors. After a drop in energy prices provided relief from mounting inflation pressures in the third quarter, inflation concerns remained subdued into the fourth quarter. Equities advanced steadily during the fourth quarter as investors became comfortable that the Fed would continue to hold the Federal funds rate at 5.25%. Healthy corporate profits and record margins persisted despite a notable slowdown in the housing market. Most equity indices recorded solid gains during the period with the Dow Jones Industrial Average exceeding its previous high recorded in January 2000. The returns to various capitalization segments were not as notable as the disparity between value and growth styles of investing. The value stocks claimed leadership for the sixth straight year despite a decided valuation advantage for growth stocks.

      Areas of strength during the period included holdings in industrials, telecommunications and health care sectors. Slightly detracting from these solid gains were holdings in the information technology and financial sectors.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We increased the Fund's exposure within the industrials and materials holdings. For example, we added to our position in Precision Castparts Inc. This holding was a sound contributor as the firm experienced market share gains and robust growth within both of its end markets: commercial aerospace and industrial gas turbines. We also increased the Fund's exposure in the materials sector by initiating a holding in Chaparral Steel Company. This firm continued to benefit from growth in non-residential construction spending. The technology sector was a challenge for the Fund during the year. In particular, Red Hat Inc. an open source software provider, experienced weakness as investors became uncertain of the competitive landscape within the sector. Due to this uncertainty we liquidated the Fund's position.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      While market cycles do not begin or end with the turn of the calendar, we believe that we are entering 2007 with a deceleration in economic and corporate profit growth. Inflation appears to be contained and the clear moderation in the pace of economic growth makes it less likely that inflation will become a problem. Corporate earnings are universally expected to slow in 2007, but are still expected to grow in the mid single-digit range. A slowdown in corporate profits has historically corresponded with leadership by larger capitalization growth equities. This type of environment may encourage the Fed to hold the Federal funds rate steady. As the economy progresses into the latter stages of growth we expect higher levels of volatility due to more variation in the underlying fundamentals of individual companies. As such, we remain committed to fundamental research in order to identify and invest in companies that we believe will fare well in the future environment.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FUNDS THAT INVEST IN SMALLER COMPANIES INVOLVE ADDITIONAL RISKS BECAUSE THESE COMPANIES OFTEN HAVE LIMITED FINANCIAL RESOURCES, AND THEIR STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

      The views expressed are as of December 31, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE VT DISCOVERY FUND.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

                                                                        6-Months*  1-Year  5-Year  10-Year
----------------------------------------------------------------------------------------------------------
VT Discovery Fund(SM) (Incept. Date 05/08/1992)                            7.66     14.64   12.00    9.17
----------------------------------------------------------------------------------------------------------
Benchmarks
----------------------------------------------------------------------------------------------------------
   Russell 2500(TM) Growth Index 3                                         6.94     12.26    7.62    7.11
----------------------------------------------------------------------------------------------------------
   Russell 2000(R) Index 3                                                 9.38     18.37   11.39    9.44
----------------------------------------------------------------------------------------------------------
   Russell Midcap(R) Growth Index 4                                        7.90     10.66    8.22    8.62
----------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 5 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------
   Beta**                                                                  1.05
--------------------------------------------------------------------------------
   Price to Earnings (trailing 12 months)                                 22.44
--------------------------------------------------------------------------------
   Price to Book Ratio                                                     3.64
--------------------------------------------------------------------------------
   Median Market Cap. ($B)                                               $ 2.86
--------------------------------------------------------------------------------
   Portfolio Turnover                                                       114%
--------------------------------------------------------------------------------
   Net Asset Value (NAV)                                                 $16.44

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE RUSSELL 2500(TM) GROWTH INDEX BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION 5 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (16%)
Consumer Staples                                                            (1%)
Energy                                                                      (9%)
Financials                                                                  (3%)
Health Care                                                                (20%)
Industrials                                                                (22%)
Information Technology                                                     (16%)
Materials                                                                   (6%)
Telecommunication Services                                                  (7%)

TEN LARGEST EQUITY HOLDINGS 5,6 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------
   NII Holdings Incorporated                                              3.13%
--------------------------------------------------------------------------------
   Hilton Hotels Corporation                                              2.65%
--------------------------------------------------------------------------------
   Equinix Incorporated                                                   2.59%
--------------------------------------------------------------------------------
   Precision Castparts Corporation                                        2.44%
--------------------------------------------------------------------------------
   American Tower Corporation Class A                                     2.34%
--------------------------------------------------------------------------------
   Goldcorp Incorporated                                                  2.30%
--------------------------------------------------------------------------------
   Cognizant Technology Solutions Corporation Class A                     2.23%
--------------------------------------------------------------------------------
   Ladish Company Incorporated                                            2.23%
--------------------------------------------------------------------------------
   Endurance Specialty Holdings Limited                                   2.21%
--------------------------------------------------------------------------------
   Tessera Technologies Incorporated                                      1.94%

GROWTH OF $10,000 INVESTMENT 7 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              WELLS FARGO
               ADVANTAGE    Russell 2500(TM)                        Russell
             VT DISCOVERY        Growth        Russell 2000(R)     Midcap(R)
                 FUND            Index              Index        Growth Index
12/31/1996      $10,000          $10,000           $10,000          $10,000
 1/31/1997      $10,241          $10,299           $10,200          $10,442
 2/28/1997      $ 9,667          $ 9,848           $ 9,953          $10,213
 3/31/1997      $ 9,000          $ 9,200           $ 9,483          $ 9,635
 4/30/1997      $ 9,102          $ 9,241           $ 9,510          $ 9,871
 5/31/1997      $10,093          $10,349           $10,568          $10,756
 6/30/1997      $10,426          $10,695           $11,022          $11,054
 7/31/1997      $11,278          $11,374           $11,534          $12,112
 8/31/1997      $11,389          $11,651           $11,798          $11,994
 9/30/1997      $12,139          $12,474           $12,662          $12,600
10/31/1997      $11,546          $11,696           $12,106          $11,970
11/30/1997      $11,519          $11,517           $12,027          $12,095
12/31/1997      $11,139          $11,476           $12,238          $12,254
 1/31/1998      $11,028          $11,326           $12,045          $12,034
 2/28/1998      $11,852          $12,298           $12,935          $13,165
 3/31/1998      $12,389          $12,755           $13,468          $13,717
 4/30/1998      $12,295          $12,871           $13,542          $13,903
 5/31/1998      $11,741          $12,044           $12,812          $13,331
 6/30/1998      $11,995          $12,132           $12,839          $13,708
 7/31/1998      $11,431          $11,229           $11,799          $13,121
 8/31/1998      $ 9,581          $ 8,677           $ 9,507          $10,617
 9/30/1998      $ 9,919          $ 9,438           $10,252          $11,420
10/31/1998      $10,482          $10,076           $10,670          $12,261
11/30/1998      $11,018          $10,792           $11,229          $13,088
12/31/1998      $11,948          $11,831           $11,924          $14,443
 1/31/1999      $12,032          $12,174           $12,083          $14,876
 2/28/1999      $10,914          $11,186           $11,104          $14,149
 3/31/1999      $10,735          $11,707           $11,277          $14,937
 4/30/1999      $11,110          $12,641           $12,288          $15,617
 5/31/1999      $11,143          $12,771           $12,467          $15,416
 6/30/1999      $11,298          $13,674           $13,031          $16,493
 7/31/1999      $10,746          $13,395           $12,674          $15,968
 8/31/1999      $10,084          $13,106           $12,205          $15,802
 9/30/1999      $ 9,963          $13,200           $12,207          $15,667
10/31/1999      $ 9,952          $13,842           $12,257          $16,878
11/30/1999      $10,812          $15,477           $12,989          $18,626
12/31/1999      $12,556          $18,395           $14,460          $21,852
 1/31/2000      $12,059          $18,293           $14,227          $21,847
 2/29/2000      $13,913          $22,985           $16,576          $26,440
 3/31/2000      $14,023          $21,182           $15,483          $26,467
 4/30/2000      $13,361          $19,118           $14,551          $23,898
 5/31/2000      $13,527          $17,416           $13,703          $22,156
 6/30/2000      $14,034          $19,718           $14,898          $24,507
 7/31/2000      $14,332          $18,103           $14,418          $22,955
 8/31/2000      $14,718          $20,462           $15,518          $26,417
 9/30/2000      $13,968          $19,139           $15,062          $25,126
10/31/2000      $13,295          $17,955           $14,390          $23,406
11/30/2000      $12,203          $14,534           $12,912          $18,320
12/31/2000      $13,107          $15,436           $14,021          $19,284
 1/31/2001      $13,990          $16,435           $14,752          $20,386
 2/28/2001      $13,063          $13,899           $13,784          $16,860
 3/31/2001      $12,721          $12,362           $13,110          $14,447
 4/30/2001      $14,001          $14,246           $14,135          $16,855
 5/31/2001      $13,933          $14,658           $14,483          $16,776
 6/30/2001      $14,383          $14,990           $14,983          $16,784
 7/31/2001      $13,590          $13,885           $14,172          $15,653
 8/31/2001      $12,942          $12,961           $13,714          $14,518
 9/30/2001      $11,620          $10,932           $11,868          $12,119
10/31/2001      $12,400          $12,010           $12,563          $13,393
11/30/2001      $13,074          $13,048           $13,535          $14,834
12/31/2001      $13,643          $13,763           $14,370          $15,398
 1/31/2002      $13,603          $13,175           $14,221          $14,898
 2/28/2002      $13,365          $12,361           $13,831          $14,054
 3/31/2002      $14,251          $13,357           $14,943          $15,126
 4/30/2002      $13,841          $12,914           $15,079          $14,325
 5/31/2002      $13,775          $12,263           $14,410          $13,898
 6/30/2002      $13,021          $11,136           $13,695          $12,364
 7/31/2002      $12,083          $ 9,752           $11,627          $11,163
 8/31/2002      $12,083          $ 9,750           $11,598          $11,124
 9/30/2002      $11,395          $ 9,013           $10,765          $10,240
10/31/2002      $12,043          $ 9,531           $11,111          $11,034
11/30/2002      $12,664          $10,417           $12,102          $11,897
12/31/2002      $12,003          $ 9,759           $11,428          $11,178
 1/31/2003      $11,660          $ 9,546           $11,111          $11,069
 2/28/2003      $11,646          $ 9,323           $10,776          $10,972
 3/31/2003      $11,792          $ 9,447           $10,915          $11,177
 4/30/2003      $12,612          $10,271           $11,949          $11,938
 5/31/2003      $13,524          $11,359           $13,232          $13,086
 6/30/2003      $13,577          $11,593           $13,471          $13,273
 7/31/2003      $14,555          $12,365           $14,314          $13,747
 8/31/2003      $15,520          $13,028           $14,970          $14,505
 9/30/2003      $15,004          $12,749           $14,693          $14,223
10/31/2003      $16,326          $13,797           $15,927          $15,370
11/30/2003      $16,564          $14,264           $16,493          $15,781
12/31/2003      $16,736          $14,279           $16,827          $15,953
 1/31/2004      $17,344          $14,874           $17,558          $16,480
 2/29/2004      $17,727          $15,012           $17,716          $16,756
 3/31/2004      $17,529          $15,065           $17,880          $16,724
 4/30/2004      $16,815          $14,426           $16,969          $16,253
 5/31/2004      $17,172          $14,726           $17,238          $16,636
 6/30/2004      $17,661          $15,085           $17,964          $16,901
 7/31/2004      $16,260          $13,904           $16,754          $15,782
 8/31/2004      $15,665          $13,625           $16,668          $15,588
 9/30/2004      $16,842          $14,239           $17,451          $16,169
10/31/2004      $17,476          $14,643           $17,794          $16,717
11/30/2004      $18,812          $15,615           $19,338          $17,580
12/31/2004      $19,367          $16,362           $19,910          $18,422
 1/31/2005      $18,560          $15,785           $19,080          $17,929
 2/28/2005      $18,600          $16,099           $19,402          $18,383
 3/31/2005      $18,155          $15,654           $18,848          $18,114
 4/30/2005      $16,962          $14,808           $17,768          $17,397
 5/31/2005      $18,483          $15,794           $18,931          $18,394
 6/30/2005      $19,214          $16,211           $19,662          $18,736
 7/31/2005      $20,413          $17,263           $20,909          $19,828
 8/31/2005      $20,355          $17,065           $20,522          $19,707
 9/30/2005      $20,910          $17,231           $20,585          $19,962
10/31/2005      $19,857          $16,668           $19,945          $19,375
11/30/2005      $20,647          $17,599           $20,913          $20,427
12/31/2005      $20,969          $17,699           $20,816          $20,651
 1/31/2006      $22,577          $19,040           $22,684          $21,889
 2/28/2006      $22,563          $18,982           $22,620          $21,619
 3/31/2006      $23,250          $19,792           $23,717          $22,222
 4/30/2006      $23,718          $19,853           $23,712          $22,316
 5/31/2006      $22,065          $18,669           $22,380          $21,265
 6/30/2006      $22,329          $18,580           $22,523          $21,178
 7/31/2006      $21,466          $17,675           $21,791          $20,419
 8/31/2006      $22,022          $18,100           $22,436          $20,889
 9/30/2006      $22,197          $18,357           $22,622          $21,365
10/31/2006      $23,148          $19,262           $23,925          $22,186
11/30/2006      $24,200          $19,916           $24,555          $23,055
12/31/2006      $24,040          $19,871           $24,636          $22,848

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's return would have been lower.

            Prior to May 1, 2006, the WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM) was named the Wells Fargo Advantage Discovery Fund. Performance shown for the WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM) for periods prior to April 11, 2005, reflects the performance of the Strong Discovery Fund II, its predecessor fund.

2 The Russell 2500(TM) Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The Fund has selected the Russell 2500(TM) Growth Index to replace the Russell Midcap(R) Growth Index and the Russell 2000(R) Index as its benchmark index going forward because the Russell 2500(TM) Growth Index is more representative of the breadth of the Fund's holding. You cannot invest directly in an Index.

3 The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. You cannot invest directly in an Index.

4 The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth index. You cannot invest directly in an Index.

5 Fund characteristics, equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, equity holdings and sector distribution.

6 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio of the Fund.

7 The chart compares the performance of the WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM) for the most recent ten years of the Fund with the Russell 2500(TM) Growth Index, the Russell 2000(R) Index and the Russell Midcap(R) Growth Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (the Fund) seeks long-term capital appreciation and above-average dividend income.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           FUND INCEPTION DATE
   Gary J. Dunn, CFA                       05/06/1996
   Robert M. Thornberg

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 18.55% 1 for the 12-month period that ended December 31, 2006, underperforming its benchmark, the Russell 1000(R) Value Index 2, which returned 22.25%. In addition, the Fund outperformed the S&P 500 Index 3, which returned 15.78%, during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778.

      PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS. IF THEY DID, RETURNS WOULD BE LOWER.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The equity markets continued to have solid performance throughout 2006, with double-digit earnings growth and strong merger and acquisition activity. Telecommunication services stocks had a terrific year due to improved industry fundamentals and accelerating earnings growth. AT&T was a stellar performer in this sector. Energy stocks also had another solid year. In particular, Exxon Mobil had profits and cash flow that reached all-time highs. Morgan Stanley led very good performance in the financial sector as the company participated in a strong investment banking industry that experienced broad-based growth. Health care stocks had a surprisingly good year, and companies such as Abbott Labs added to earnings growth estimates with select and strategic acquisitions. Several other blue chip stocks delivered performance that was well above the market, including McDonald's, Walt Disney, Chevron, JPMorgan Chase, Cisco Systems, Hewlett-Packard, and FPL Group.

      The Fund's relative underperformance was primarily due to a difficult start in early 2006 when investors favored lower-quality companies that had strong price and earnings momentum compared to the high-quality, long-term focus of the Fund's holdings. The Fund's overweighted position in industrial stocks hindered relative performance as both 3M and General Electric lagged peer returns. While several technology holdings did quite well, both Intel and Nokia had negative returns for the year because earnings did not match expectations. In the materials sector, Rohm & Haas had a challenging year as a slowdown in the housing and auto markets affected margins and earnings. After several years of significant outperformance, consumer staples company PepsiCo had a subpar year, even as earnings growth matched estimates. Several other stocks had a negative impact on the Fund's performance, including Target, British Petroleum, AIG, and Public Service Enterprise Group.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Trading activity for the year centered around modest changes to sector weights and a number of stock-specific changes due to valuation, diversification, and better investment opportunities. During the period, seven new stocks were added to the Fund's portfolio: Cisco Systems, MDU Resources, Sysco Corp., Biomet, United Technologies, Express Scripts, and Halliburton. Four stock positions were eliminated primarily due to strong performance and a corresponding rise in valuation levels: Baxter International, Quest Diagnostics, Royal Dutch Petroleum, and ACCO Brands.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      As we begin 2007, we believe that stock prices are poised to rise. The growth rate of domestic economy is slowing even as certain areas continue to expand. Corporate profits are strong on the heels of 18 consecutive quarters of double-digit earnings growth. Consumer spending is being supported by new job growth rather than mortgage equity withdrawals. Valuations are at or below historical norms despite strong price appreciation in 2006. We believe that the Fund is positioned to do well in many economic scenarios. The above-market-expected earnings growth should be beneficial in a moderate growth environment, while the Fund's attractive valuation and above-market dividend yield should help support stock prices if the market were to decline. Consequently, our focus on high-quality, industry leaders selling at reasonable valuations may prove to be beneficial.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

      The views expressed are as of December 31, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

                                                                       6-Months*  1-Year  5-Year  10-Year
---------------------------------------------------------------------------------------------------------
VT Equity Income Fund (Incept. Date 05/06/1996)                          15.28     18.55    7.17    8.30
---------------------------------------------------------------------------------------------------------
Benchmarks
---------------------------------------------------------------------------------------------------------
   Russell 1000(R) Value Index 2                                         14.72     22.25   10.86   11.00
---------------------------------------------------------------------------------------------------------
   S&P 500 Index 3                                                       12.73     15.78    6.19    8.42

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 4 (AS OF DECEMBER 31, 2006)
-----------------------------------------------------------------------------
   Beta**                                                               0.87
-----------------------------------------------------------------------------
   Price to Earnings (trailing 12 months)                              14.93
-----------------------------------------------------------------------------
   Price to Book Ratio                                                  2.70
-----------------------------------------------------------------------------
   Median Market Cap. ($B)                                            $57.39
-----------------------------------------------------------------------------
   Portfolio Turnover                                                     14%
-----------------------------------------------------------------------------
   Net Asset Value (NAV)                                              $19.75

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE RUSSELL 1000(R) VALUE INDEX BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION 4 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Utilities                                                                   (6%)
Consumer Discretionary                                                      (9%)
Consumer Staples                                                            (8%)
Energy                                                                     (14%)
Financial Services                                                         (29%)
Health Care                                                                 (9%)
Industrials                                                                 (9%)
Information Technology                                                      (8%)
Materials                                                                   (4%)
Telecommunications Services                                                 (4%)

TEN LARGEST EQUITY HOLDINGS 4,5 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------
   Citigroup Incorporated                                                 4.44%
--------------------------------------------------------------------------------
   Exxon Mobil Corporation                                                3.95%
--------------------------------------------------------------------------------
   Morgan Stanley                                                         3.45%
--------------------------------------------------------------------------------
   General Electric Company                                               3.26%
--------------------------------------------------------------------------------
   Chevron Corporation                                                    3.13%
--------------------------------------------------------------------------------
   Bank of America Corporation                                            2.92%
--------------------------------------------------------------------------------
   ConocoPhillips                                                         2.81%
--------------------------------------------------------------------------------
   Fortune Brands Incorporated                                            2.75%
--------------------------------------------------------------------------------
   St. Paul Travelers Companies Incorporated                              2.49%
--------------------------------------------------------------------------------
   E.I. du Pont de Nemours & Company                                      2.42%

GROWTH OF $10,000 INVESTMENT 6 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               WELLS FARGO ADVANTAGE       Russell 1000(R)
               VT EQUITY INCOME FUND         Value Index          S&P 500 Index
12/31/1996            $10,000                   $10,000              $10,000
 1/31/1997            $10,495                   $10,485              $10,624
 2/28/1997            $10,632                   $10,639              $10,708
 3/31/1997            $10,321                   $10,256              $10,269
 4/30/1997            $10,623                   $10,687              $10,881
 5/31/1997            $11,109                   $11,284              $11,543
 6/30/1997            $11,567                   $11,768              $12,060
 7/31/1997            $12,310                   $12,655              $13,019
 8/31/1997            $11,742                   $12,204              $12,290
 9/30/1997            $12,301                   $12,941              $12,963
10/31/1997            $11,943                   $12,580              $12,531
11/30/1997            $12,475                   $13,136              $13,110
12/31/1997            $12,690                   $13,520              $13,335
 1/31/1998            $12,727                   $13,329              $13,482
 2/28/1998            $13,553                   $14,226              $14,454
 3/31/1998            $14,230                   $15,097              $15,194
 4/30/1998            $14,369                   $15,198              $15,347
 5/31/1998            $14,174                   $14,973              $15,083
 6/30/1998            $14,397                   $15,165              $15,695
 7/31/1998            $13,989                   $14,896              $15,529
 8/31/1998            $12,319                   $12,680              $13,286
 9/30/1998            $12,996                   $13,407              $14,137
10/31/1998            $13,905                   $14,447              $15,286
11/30/1998            $14,546                   $15,120              $16,212
12/31/1998            $15,028                   $15,635              $17,146
 1/31/1999            $14,981                   $15,760              $17,862
 2/28/1999            $14,990                   $15,538              $17,307
 3/31/1999            $15,544                   $15,860              $18,000
 4/30/1999            $16,333                   $17,341              $18,697
 5/31/1999            $16,296                   $17,150              $18,256
 6/30/1999            $16,944                   $17,648              $19,268
 7/31/1999            $16,502                   $17,131              $18,667
 8/31/1999            $16,239                   $16,495              $18,575
 9/30/1999            $15,638                   $15,919              $18,066
10/31/1999            $16,061                   $16,836              $19,209
11/30/1999            $16,202                   $16,705              $19,600
12/31/1999            $16,215                   $16,785              $20,753
 1/31/2000            $15,380                   $16,238              $19,711
 2/29/2000            $14,194                   $15,032              $19,338
 3/31/2000            $15,609                   $16,865              $21,228
 4/30/2000            $15,581                   $16,670              $20,590
 5/31/2000            $15,857                   $16,845              $20,169
 6/30/2000            $15,480                   $16,075              $20,666
 7/31/2000            $15,194                   $16,276              $20,343
 8/31/2000            $16,040                   $17,181              $21,606
 9/30/2000            $15,879                   $17,339              $20,466
10/31/2000            $16,326                   $17,766              $20,379
11/30/2000            $15,772                   $17,106              $18,773
12/31/2000            $16,593                   $17,963              $18,865
 1/31/2001            $16,554                   $18,032              $19,534
 2/28/2001            $16,076                   $17,530              $17,754
 3/31/2001            $15,184                   $16,912              $16,630
 4/30/2001            $16,211                   $17,740              $17,922
 5/31/2001            $16,514                   $18,139              $18,042
 6/30/2001            $16,035                   $17,737              $17,603
 7/31/2001            $15,878                   $17,699              $17,429
 8/31/2001            $15,540                   $16,990              $16,339
 9/30/2001            $14,551                   $15,794              $15,020
10/31/2001            $14,723                   $15,658              $15,307
11/30/2001            $15,520                   $16,568              $16,481
12/31/2001            $15,695                   $16,959              $16,625
 1/31/2002            $15,462                   $16,828              $16,383
 2/28/2002            $15,574                   $16,855              $16,067
 3/31/2002            $16,109                   $17,652              $16,671
 4/30/2002            $15,581                   $17,047              $15,661
 5/31/2002            $15,571                   $17,132              $15,546
 6/30/2002            $14,739                   $16,149              $14,439
 7/31/2002            $13,396                   $14,647              $13,313
 8/31/2002            $13,487                   $14,758              $13,401
 9/30/2002            $11,703                   $13,117              $11,946
10/31/2002            $12,583                   $14,089              $12,996
11/30/2002            $13,371                   $14,977              $13,760
12/31/2002            $12,672                   $14,327              $12,952
 1/31/2003            $12,343                   $13,980              $12,614
 2/28/2003            $11,972                   $13,607              $12,424
 3/31/2003            $12,006                   $13,630              $12,543
 4/30/2003            $12,977                   $14,829              $13,577
 5/31/2003            $13,720                   $15,787              $14,292
 6/30/2003            $13,984                   $15,984              $14,474
 7/31/2003            $14,235                   $16,223              $14,730
 8/31/2003            $14,299                   $16,476              $15,016
 9/30/2003            $14,218                   $16,314              $14,857
10/31/2003            $14,965                   $17,313              $15,697
11/30/2003            $15,125                   $17,548              $15,835
12/31/2003            $15,993                   $18,629              $16,665
 1/31/2004            $16,261                   $18,957              $16,971
 2/29/2004            $16,679                   $19,363              $17,207
 3/31/2004            $16,494                   $19,193              $16,947
 4/30/2004            $16,237                   $18,725              $16,682
 5/31/2004            $16,258                   $18,916              $16,910
 6/30/2004            $16,502                   $19,362              $17,239
 7/31/2004            $16,168                   $19,090              $16,668
 8/31/2004            $16,308                   $19,361              $16,735
 9/30/2004            $16,445                   $19,661              $16,916
10/31/2004            $16,564                   $19,988              $17,175
11/30/2004            $17,256                   $20,999              $17,870
12/31/2004            $17,766                   $21,702              $18,477
 1/31/2005            $17,668                   $21,316              $18,027
 2/28/2005            $18,212                   $22,021              $18,406
 3/31/2005            $17,859                   $21,720              $18,081
 4/30/2005            $17,520                   $21,331              $17,738
 5/31/2005            $17,979                   $21,845              $18,302
 6/30/2005            $17,925                   $22,083              $18,328
 7/31/2005            $18,474                   $22,721              $19,009
 8/31/2005            $18,354                   $22,623              $18,836
 9/30/2005            $18,563                   $22,940              $18,988
10/31/2005            $18,277                   $22,357              $18,672
11/30/2005            $18,816                   $23,089              $19,377
12/31/2005            $18,721                   $23,229              $19,384
 1/31/2006            $18,985                   $24,131              $19,897
 2/28/2006            $19,107                   $24,278              $19,951
 3/31/2006            $19,227                   $24,606              $20,199
 4/30/2006            $19,747                   $25,231              $20,471
 5/31/2006            $19,216                   $24,592              $19,882
 6/30/2006            $19,252                   $24,750              $19,909
 7/31/2006            $19,656                   $25,351              $20,031
 8/31/2006            $20,124                   $25,776              $20,507
 9/30/2006            $20,588                   $26,289              $21,035
10/31/2006            $21,248                   $27,150              $21,720
11/30/2006            $21,651                   $27,770              $22,133
12/31/2006            $22,193                   $28,393              $22,443

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's return would have been lower.

            Prior to May 1, 2006, the WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND was named the Wells Fargo Advantage Equity Income Fund and prior to April 11, 2005, was named the Wells Fargo Equity Income Fund. Performance shown for the Fund for periods prior to September 20, 1999, reflects performance of the Norwest Select Income Equity Fund, its predecessor fund.

2 The Russell 1000(R) Value Index measures performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Fund has selected the Russell 1000(R) Value Index to replace the S&P 500 Index as its benchmark index going forward because the Russell 1000(R) Value Index is more representative of the breadth of the Fund's holding. You cannot invest directly in an Index.

3 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

4 Fund characteristics, equity holding and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of funds characteristics, equity holdings and sector distribution.

5 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio of the Fund.

6 The chart compares the performance of the WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND for the most recent ten years of the Fund with the Russell 1000(R) Value Index and the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (the Fund) seeks long-term capital appreciation.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       New Star Institutional Managers

FUND MANAGERS                           FUND INCEPTION DATE
   Mark Beale                              07/03/2000
   Brian Coffey
   Richard Lewis

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 20.81% 1 for the 12-month period that ended December 31, 2006, underperforming the MSCI EAFE Index 2 which returned 26.86% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778.

      PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS. IF THEY DID, RETURNS WOULD BE LOWER.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Global markets in 2006 continued to behave in a risk-loving fashion, which was visible in the contraction of corporate bond yields. Corporate profitability remained high in most regions during 2006, and that, combined with low financing costs in debt markets, was very supportive for mergers and acquisitions activity. Private equity firms favored small and mid cap companies, and this trend was a factor in the underperformance of the Fund's large-cap, high-quality holdings. The pattern of performance was fairly consistent across geographical regions. Overall stock selection was negative in Europe, the United Kingdom, and Japan, with a positive contribution from the Pacific Basin and emerging markets. The Fund's bias toward high return on invested capital (ROIC) companies was reflected in its overweighted position in sectors such as health care, information technology, and financials and the Fund's underweighted position in more cyclically sensitive sectors such as materials and industrials. The large-cap, high-ROIC stocks that we overweighted in the Fund delivered solid performance for the most part and equaled or beat our analysts' earnings expectations. These gains were overshadowed, however, by the continued strength from cyclical sectors and the small and mid cap companies.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We made several changes to the Fund's portfolio. First, we reduced the Fund's exposure in Japan and emerging markets while increasing weightings in Europe and the Pacific Basin. In Japan, we reduced the Fund's exposure to financials with the sale of Shinsei Bank and a reduction of holdings in Sumitomo Trust, Nikko Cordial, and Nomura Holdings. We partly reinvested the proceeds in names like Sony and Nissan Motor because they both were poised to benefit from improving product pipelines. We also exited some of the Fund's more defensive holdings in Japan as we shifted the portfolio toward more domestically sensitive securities.

      In Europe, we added to the Fund's holdings in financials and purchased Commerzbank and Allianz in Germany while selling Standard Chartered in the United Kingdom. We increased exposure to consumer discretionary stocks with the purchase of Michelin in France and DaimlerChrysler in Germany. The new management at Michelin has targeted improvements in their ROIC and we believe that their intentions are credible, while DaimlerChrysler is under intense pressure to restructure which may also enhance returns. We reduced exposure and finished the year with a very modest 1.2% in emerging markets. Elsewhere in Asia, we have added to property stocks, which we believe are set to benefit from plentiful regional liquidity and modest property valuations relative to average earnings, unlike many other major markets.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Global liquidity conditions are likely to continue to favor small and mid cap stocks, and we hope to add holdings to the Fund's portfolio that are attractive from our ROIC analysis but that also might be tempting to alternative investment strategies. Japan was a significant underperformer in 2006, and we anticipate that its domestic recovery may progress in a more positive direction during 2007. Asian property as mentioned earlier is particularly attractive, and we will maintain the Fund's overweighted position there. We will also keep our eye on European telecommunications stocks because we believe they have strong cash generation and, in many cases, under-leveraged balance sheets.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FOREIGN INVESTMENTS PRESENT CERTAIN RISKS THAT MAY NOT BE PRESENT IN DOMESTIC SECURITIES, INCLUDING CURRENCY FLUCTUATION, THE POTENTIAL FOR DIPLOMATIC AND POLITICAL INSTABILITY, REGULATORY AND LIQUIDITY RISKS, FOREIGN TAXATION AND DIFFERENCES IN AUDITING AND OTHER FINANCIAL STANDARDS. THESE RISKS ARE GENERALLY INTENSIFIED IN EMERGING MARKETS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET.) THIS FUND IS EXPOSED TO SMALL COMPANY SECURITIES. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

                                                                             6-Months*  1-Year  5-Year  Life of Fund
--------------------------------------------------------------------------------------------------------------------
VT International Core Fund (Incept. date 07/03/2000)                           12.01     20.81    8.04     1.58
--------------------------------------------------------------------------------------------------------------------
Benchmark
--------------------------------------------------------------------------------------------------------------------
   MSCI EAFE Index 2                                                           14.80     26.86   15.43     5.68
--------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 3 (AS OF DECEMBER 31, 2006)
------------------------------------------------------------------------------
   Beta**                                                                0.97
------------------------------------------------------------------------------
   Price to Earnings (trailing 12 months)                               15.38
------------------------------------------------------------------------------
   Price to Book Ratio                                                   2.50
------------------------------------------------------------------------------
   Median Market Cap. ($B)                                             $19.81
------------------------------------------------------------------------------
   Portfolio Turnover                                                      43%
------------------------------------------------------------------------------
   Net Asset Value (NAV)                                                $9.87

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE MSCI EAFE INDEX BETA IS 1.00 BY DEFINITION.

PORTFOLIO COMPOSITION 3 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

United Kingdom                                                             (20%)
Australia                                                                   (4%)
Continental Europe                                                         (44%)
Eastern Asia                                                               (26%)
Russia                                                                      (1%)
Scandinavia                                                                 (3%)
Southeast Asia                                                              (2%)

TEN LARGEST EQUITY HOLDINGS 3,4 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------
   Roche Holding AG                                                       2.73%
--------------------------------------------------------------------------------
   Total SA                                                               2.66%
--------------------------------------------------------------------------------
   GlaxoSmithKline plc                                                    2.59%
--------------------------------------------------------------------------------
   Vodafone Group plc                                                     2.44%
--------------------------------------------------------------------------------
   Novartis AG                                                            2.26%
--------------------------------------------------------------------------------
   Royal Dutch Shell plc Class A                                          2.12%
--------------------------------------------------------------------------------
   Aviva plc                                                              1.93%
--------------------------------------------------------------------------------
   Allianz AG                                                             1.65%
--------------------------------------------------------------------------------
   Mitsubishi UFJ Financial Group Incorporated                            1.60%
--------------------------------------------------------------------------------
   AXA SA                                                                 0.87%

GROWTH OF $10,000 INVESTMENT 5 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               WELLS FARGO ADVANTAGE
                  VT INTERNATIONAL
                     CORE FUND             MSCI EAFE Index
  7/3/2000           $10,000                  $10,000
 7/31/2000           $ 9,670                  $ 9,503
 8/31/2000           $ 9,870                  $ 9,587
 9/30/2000           $ 9,280                  $ 9,123
10/31/2000           $ 9,150                  $ 8,909
11/30/2000           $ 8,650                  $ 8,577
12/31/2000           $ 8,967                  $ 8,884
 1/31/2001           $ 9,187                  $ 8,879
 2/28/2001           $ 8,465                  $ 8,214
 3/31/2001           $ 7,914                  $ 7,670
 4/30/2001           $ 8,315                  $ 8,208
 5/31/2001           $ 8,255                  $ 7,925
 6/30/2001           $ 8,024                  $ 7,604
 7/31/2001           $ 7,813                  $ 7,466
 8/31/2001           $ 7,594                  $ 7,279
 9/30/2001           $ 6,882                  $ 6,543
10/31/2001           $ 7,113                  $ 6,710
11/30/2001           $ 7,374                  $ 6,958
12/31/2001           $ 7,524                  $ 7,000
 1/31/2002           $ 7,193                  $ 6,628
 2/28/2002           $ 7,083                  $ 6,675
 3/31/2002           $ 7,424                  $ 7,040
 4/30/2002           $ 7,424                  $ 7,091
 5/31/2002           $ 7,313                  $ 7,187
 6/30/2002           $ 6,996                  $ 6,903
 7/31/2002           $ 6,282                  $ 6,222
 8/31/2002           $ 6,232                  $ 6,210
 9/30/2002           $ 5,508                  $ 5,544
10/31/2002           $ 5,770                  $ 5,843
11/30/2002           $ 6,071                  $ 6,109
12/31/2002           $ 5,800                  $ 5,904
 1/31/2003           $ 5,538                  $ 5,658
 2/28/2003           $ 5,398                  $ 5,528
 3/31/2003           $ 5,297                  $ 5,424
 4/30/2003           $ 5,770                  $ 5,962
 5/31/2003           $ 6,111                  $ 6,329
 6/30/2003           $ 6,192                  $ 6,485
 7/31/2003           $ 6,273                  $ 6,643
 8/31/2003           $ 6,444                  $ 6,805
 9/30/2003           $ 6,585                  $ 7,016
10/31/2003           $ 6,989                  $ 7,454
11/30/2003           $ 7,150                  $ 7,620
12/31/2003           $ 7,624                  $ 8,216
 1/31/2004           $ 7,634                  $ 8,333
 2/29/2004           $ 7,725                  $ 8,527
 3/31/2004           $ 7,745                  $ 8,578
 4/30/2004           $ 7,483                  $ 8,391
 5/31/2004           $ 7,483                  $ 8,427
 6/30/2004           $ 7,584                  $ 8,616
 7/31/2004           $ 7,318                  $ 8,337
 8/31/2004           $ 7,307                  $ 8,376
 9/30/2004           $ 7,439                  $ 8,596
10/31/2004           $ 7,621                  $ 8,890
11/30/2004           $ 8,076                  $ 9,499
12/31/2004           $ 8,359                  $ 9,917
 1/31/2005           $ 8,217                  $ 9,735
 2/28/2005           $ 8,601                  $10,158
 3/31/2005           $ 8,359                  $ 9,907
 4/30/2005           $ 8,177                  $ 9,685
 5/31/2005           $ 8,156                  $ 9,700
 6/30/2005           $ 8,278                  $ 9,833
 7/31/2005           $ 8,557                  $10,135
 8/31/2005           $ 8,755                  $10,394
 9/30/2005           $ 8,953                  $10,859
10/31/2005           $ 8,692                  $10,542
11/30/2005           $ 8,765                  $10,803
12/31/2005           $ 9,167                  $11,306
 1/31/2006           $ 9,749                  $12,001
 2/28/2006           $ 9,643                  $11,977
 3/31/2006           $ 9,950                  $12,377
 4/30/2006           $10,363                  $12,978
 5/31/2006           $ 9,876                  $12,489
 6/30/2006           $ 9,887                  $12,494
 7/31/2006           $ 9,961                  $12,619
 8/31/2006           $10,270                  $12,969
 9/30/2006           $10,281                  $12,992
10/31/2006           $10,624                  $13,498
11/30/2006           $10,889                  $13,906
12/31/2006           $11,074                  $14,343

--------------------------------------------------------------------------------

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

      The views expressed are as of December 31, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security market sector or the markets generally, or the WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND.

1 The Fund's adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's return would have been lower.

            Prior to May 1, 2006, the WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND was named the Wells Fargo Advantage International Core Fund and prior to April 11, 2005, the WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND was named the Wells Fargo International Equity Fund.

2 The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.

3 Fund characteristics, equity holdings and portfolio composition are subject to change. Cash and cash equivalents are not reflected in the calculations of Fund characteristics, equity holdings and portfolio composition.

4 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio of the Fund.

5 The chart compares the performance of the WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND for the life of the Fund with the MSCI EAFE Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (the Fund) seeks total return comprised of long-term capital appreciation and current income.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Matrix Asset Advisors, Inc.

FUND MANAGER                            FUND INCEPTION DATE
   David A. Katz, CFA                      04/12/1994

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 15.57% 1 for the 12-month period that ended December 31, 2006, underperforming its benchmark, S&P 500 Index 2, which returned 15.78% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778.

      PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS. IF THEY DID, RETURNS WOULD BE LOWER.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Thanks to a very strong second half of 2006, the Fund had a favorable 12-months in absolute terms and just slightly underperformed its benchmark for the period. Overall, in the market, value stocks continued to significantly outperform growth stocks. We expected growth stocks to overtake value stocks in 2006, and while that did not happen as we anticipated, we still believe it may happen in 2007. Furthermore, we believe that the Fund would benefit from such a rotation between the two styles because it owns several growth stocks.

      Detractors from performance included Boston Scientific, Intel Corporation, and Marsh & McLennan Companies. The primary positive performance factors included the resurgence of mega cap stocks in the second half of 2006, as the market became more aware of a possible slowdown in the economy. In addition, there was a favorable rotation for the Fund away from areas that had previously led the market, such as energy, commodities, and materials to other areas where the Fund was more concentrated, such as stocks in the financials and technology sectors.

      For the period, the Fund's portfolio had overall gains and positive performance in all sectors. Financials, technology and consumer discretionary were key contributing sectors. Bank of America, Bank of New York, Citigroup, JPMorgan Chase & Co., Merrill Lynch, and Morgan Stanley led the strong performance in financials while American Power Conversion, Cisco Systems, Microsoft Corporation, Novellus Systems, and Symbol Technologies Inc., were leaders in the Fund's technology holdings. Other strong contributors to performance included Comcast, Time Warner, Pfizer Inc., and Wyeth.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Our selection process includes fundamental, bottom-up research, which means that we buy individual stocks based on the attractiveness of their prospects and valuation and sell them when our research tells us that they have reached their fair market value.

      In 2006, we successfully sold our positions in Nokia, Tidewater Inc., and Disney as they reached their fair value. In addition, we had numerous partial sales, reflecting stock prices that neared their fair value. These included Merrill Lynch and Novellus Systems. We also profitably scaled back positions in American Power Conversion and Symbol Technologies after it was announced that they were acquisition candidates.

      There were unprofitable sales in Freddie Mac, Interpublic Group, and Marsh & McLennan Companies. Each sale reflected our concerns about fundamental deterioration or persistent corporate problems that would delay market recovery.

      In 2006, we initiated new positions in 3M, Analog Devices, Chevron Corporation, ConocoPhillips, Dollar General, Johnson & Johnson, and Teva Pharmaceutical Industries. Each of these companies is a leader in its respective field and was purchased at a very attractive valuation. Also, at the end of the third quarter of 2006, the spin-off of Western Union from First Data took place. We maintained positions in both stocks.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The Fund continues its focus on strong businesses with compelling fundamentals. We still maintain a significant percentage of the Fund's assets in the mega cap stocks, as we believe they are timely and attractive for 2007.

      We believe that the economy will slow but will not slip into a recession in 2007. Furthermore, we think that slowing corporate profit growth will favor large-cap, blue-chip stocks.

      We envision a continuation of the market leadership changes that began in the second half of 2006. Leadership in 2007 is likely to include technology and financial stocks, as well as mega cap stocks across various sectors. Furthermore, we expect this change in leadership to be part of a multiyear swing back in favor of large cap stocks. For now, we believe the Fund is positioned to benefit from these anticipated trends.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENTS RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

                                                                       6-Months*  1-Year  5-Year  10-Year
---------------------------------------------------------------------------------------------------------
VT Large Company Core Fund (Incept. Date 04/12/1994)                     18.18     15.57   2.33     3.61
---------------------------------------------------------------------------------------------------------
Benchmark
---------------------------------------------------------------------------------------------------------
   S&P 500 Index 2                                                       12.73     15.78   6.19     8.42
---------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 3 (AS OF DECEMBER 31, 2006)
------------------------------------------------------------------------------
   Beta**                                                                0.95
------------------------------------------------------------------------------
   Price to Earnings (trailing 12 months)                               17.30
------------------------------------------------------------------------------
   Price to Book Ratio                                                   2.41
------------------------------------------------------------------------------
   Median Market Cap. ($B)                                             $64.61
------------------------------------------------------------------------------
   Portfolio Turnover                                                      19%
------------------------------------------------------------------------------
   Net Asset Value (NAV)                                               $15.59

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE S&P 500 INDEX BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION 3 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (15%)
Consumer Staples                                                            (4%)
Energy                                                                      (4%)
Financials                                                                 (24%)
Health Care                                                                (18%)
Industrials                                                                (10%)
Information Technology                                                     (25%)

TEN LARGEST EQUITY HOLDINGS 3,4 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------
   Time Warner Incorporated                                               4.65%
--------------------------------------------------------------------------------
   Citigroup Incorporated                                                 4.04%
--------------------------------------------------------------------------------
   American International Group Incorporated                              4.00%
--------------------------------------------------------------------------------
   Microsoft Corporation                                                  3.98%
--------------------------------------------------------------------------------
   General Electric Company                                               3.89%
--------------------------------------------------------------------------------
   Dollar General Corporation                                             3.84%
--------------------------------------------------------------------------------
   Comcast Corporation Special Class A                                    3.84%
--------------------------------------------------------------------------------
   MedImmune Incorporated                                                 3.76%
--------------------------------------------------------------------------------
   Tyco International Limited                                             3.71%
--------------------------------------------------------------------------------
   Morgan Stanley                                                         3.70%

GROWTH OF $10,000 INVESTMENT 5 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE VT
             LARGE COMPANY CORE FUND         S&P 500 Index
12/31/1996        $10,000                       $10,000
 1/31/1997        $10,574                       $10,624
 2/28/1997        $10,267                       $10,708
 3/31/1997        $ 9,910                       $10,269
 4/30/1997        $10,309                       $10,881
 5/31/1997        $10,963                       $11,543
 6/30/1997        $11,199                       $12,060
 7/31/1997        $12,111                       $13,019
 8/31/1997        $11,409                       $12,290
 9/30/1997        $11,865                       $12,963
10/31/1997        $11,490                       $12,531
11/30/1997        $11,667                       $13,110
12/31/1997        $11,733                       $13,335
 1/31/1998        $11,950                       $13,482
 2/28/1998        $12,593                       $14,454
 3/31/1998        $13,198                       $15,194
 4/30/1998        $13,289                       $15,347
 5/31/1998        $13,086                       $15,083
 6/30/1998        $13,721                       $15,695
 7/31/1998        $13,651                       $15,529
 8/31/1998        $11,751                       $13,286
 9/30/1998        $12,294                       $14,137
10/31/1998        $13,291                       $15,286
11/30/1998        $14,183                       $16,212
12/31/1998        $15,114                       $17,146
 1/31/1999        $15,695                       $17,862
 2/28/1999        $15,167                       $17,307
 3/31/1999        $15,889                       $18,000
 4/30/1999        $16,372                       $18,697
 5/31/1999        $15,866                       $18,256
 6/30/1999        $16,753                       $19,268
 7/31/1999        $16,270                       $18,667
 8/31/1999        $16,293                       $18,575
 9/30/1999        $15,856                       $18,066
10/31/1999        $16,785                       $19,209
11/30/1999        $17,155                       $19,600
12/31/1999        $18,199                       $20,753
 1/31/2000        $17,391                       $19,711
 2/29/2000        $17,157                       $19,338
 3/31/2000        $18,690                       $21,228
 4/30/2000        $18,010                       $20,590
 5/31/2000        $17,527                       $20,169
 6/30/2000        $18,169                       $20,666
 7/31/2000        $17,973                       $20,343
 8/31/2000        $19,099                       $21,606
 9/30/2000        $18,002                       $20,466
10/31/2000        $17,490                       $20,379
11/30/2000        $15,626                       $18,773
12/31/2000        $15,725                       $18,865
 1/31/2001        $15,931                       $19,534
 2/28/2001        $14,413                       $17,754
 3/31/2001        $13,242                       $16,630
 4/30/2001        $14,314                       $17,922
 5/31/2001        $14,364                       $18,042
 6/30/2001        $13,852                       $17,603
 7/31/2001        $13,481                       $17,429
 8/31/2001        $12,389                       $16,339
 9/30/2001        $11,496                       $15,020
10/31/2001        $11,875                       $15,307
11/30/2001        $12,660                       $16,481
12/31/2001        $12,705                       $16,625
 1/31/2002        $12,308                       $16,383
 2/28/2002        $11,911                       $16,067
 3/31/2002        $12,335                       $16,671
 4/30/2002        $11,884                       $15,661
 5/31/2002        $11,802                       $15,546
 6/30/2002        $11,147                       $14,439
 7/31/2002        $ 9,883                       $13,313
 8/31/2002        $ 9,901                       $13,401
 9/30/2002        $ 9,313                       $11,946
10/31/2002        $ 9,846                       $12,996
11/30/2002        $ 9,955                       $13,760
12/31/2002        $ 9,422                       $12,952
 1/31/2003        $ 9,259                       $12,614
 2/28/2003        $ 9,214                       $12,424
 3/31/2003        $ 9,386                       $12,543
 4/30/2003        $ 9,874                       $13,577
 5/31/2003        $10,217                       $14,292
 6/30/2003        $10,226                       $14,474
 7/31/2003        $10,587                       $14,730
 8/31/2003        $10,849                       $15,016
 9/30/2003        $10,560                       $14,857
10/31/2003        $11,292                       $15,697
11/30/2003        $11,337                       $15,835
12/31/2003        $11,644                       $16,665
 1/31/2004        $11,816                       $16,971
 2/29/2004        $11,879                       $17,207
 3/31/2004        $11,852                       $16,947
 4/30/2004        $11,662                       $16,682
 5/31/2004        $11,888                       $16,910
 6/30/2004        $11,978                       $17,239
 7/31/2004        $11,310                       $16,668
 8/31/2004        $11,192                       $16,735
 9/30/2004        $11,500                       $16,916
10/31/2004        $11,716                       $17,175
11/30/2004        $12,267                       $17,870
12/31/2004        $12,620                       $18,477
 1/31/2005        $12,132                       $18,027
 2/28/2005        $12,267                       $18,406
 3/31/2005        $12,005                       $18,081
 4/30/2005        $11,816                       $17,738
 5/31/2005        $12,105                       $18,302
 6/30/2005        $11,861                       $18,328
 7/31/2005        $12,303                       $19,009
 8/31/2005        $11,924                       $18,836
 9/30/2005        $11,843                       $18,988
10/31/2005        $11,725                       $18,672
11/30/2005        $12,249                       $19,377
12/31/2005        $12,337                       $19,384
 1/31/2006        $12,573                       $19,897
 2/28/2006        $12,555                       $19,951
 3/31/2006        $12,537                       $20,199
 4/30/2006        $12,709                       $20,471
 5/31/2006        $12,328                       $19,882
 6/30/2006        $12,064                       $19,909
 7/31/2006        $12,029                       $20,031
 8/31/2006        $12,375                       $20,507
 9/30/2006        $13,029                       $21,035
10/31/2006        $13,683                       $21,720
11/30/2006        $13,883                       $22,133
12/31/2006        $14,257                       $22,443

--------------------------------------------------------------------------------

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

      The views expressed are as of December 31, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND.

1 The Fund's adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's return would have been lower.

            Prior to May 1, 2006, the WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND was named the Wells Fargo Advantage Large Company Core Fund and prior to April 11, 2005, the WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND was named the Wells Fargo Growth Fund. Performance shown for the Fund for periods prior to September 20, 1999, reflects performance of the Annuity Trust Growth Fund, its predecessor fund.

2 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

3 Fund characteristics, equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, equity holdings and sector distribution.

4 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio of the Fund.

5 The chart compares the performance of the WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND for the most recent ten years of the Fund with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (the Fund) seeks long-term capital appreciation by investing primarily in large, domestic companies that we believe have superior growth potential.

ADVISER                                    SUBADVISER
   Wells Fargo Funds Management, LLC          Peregrine Capital Management, Inc.

FUND MANAGERS                              FUND INCEPTION DATE
   John S. Dale, CFA                          09/20/1999
   Gary E. Nussbaum, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 2.35% 1 for the 12-month period that ended December 31, 2006, underperforming its benchmark, the Russell 1000(R) Growth Index 2, which returned 9.07%. In addition, the Fund underperformed the S&P 500 Index 3, which returned 15.78% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778.

      PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS. IF THEY DID, RETURNS WOULD BE LOWER.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      We believe that the maximum pressure on quality, larger growth stocks occurred in spring 2006. Since then, they have been on a seesaw, performing better in the third quarter of 2006 but falling behind again in the fourth quarter of 2006. For the entire 12-month period, the Russell 1000(R) Growth Index lagged behind the Russell 1000(R) Value Index 4 by 13 percentage points.

      Pursuant to what has happened during the past 12-months, large-cap, quality growth stocks also just concluded seven years of underperformance compared to their large-cap value stock counterparts. This run of underperformance is unprecedented in any style of investment management. Growth stocks have had to face three currents that worked against them. First was the shift in favor of value that began in early 2000. Second was the quality differential, with lower-quality stocks outperforming higher-quality stocks for several years. Third was the small cap, large cap stock performance differential, which favored small cap stocks for more than seven years.

      There are also three somewhat interrelated stories that contributed to the Fund's underperformance. First, we expected that normal, cyclical movement between styles would move value stocks to the "in favor" position as we entered this decade. However, had that been just a cyclical style swing, we also would have expected to see a shift back to growth stocks being in favor by now. Second, the average company, as represented by the S&P 500 Index, experienced an unprecedented period of earnings growth during the past seven years that has also allowed the average company to become a "growth stock." Third, quality growth stocks have also seemed rather boring when compared to the more speculative investment opportunities such as commodities.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The valuations of the companies in the Fund are consistent with our investment style of identifying primarily large-cap domestic companies that we believe have superior growth potential. Given the very attractive valuations and strong fundamentals, portfolio turnover was well below average for the period. During the period we purchased an initial position in CH Robinson and sold Dell, Apollo, and Fiserv. The Goldman Sachs position advanced strongly and continued to be reduced to maintain portfolio diversification.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We continue to stay the course with our management style, even when large-cap growth is out of favor. We see a healthy environment for stocks in general, with moderate inflation, real income growth, and solid but moderating earnings growth for the average company. Finally, we believe all the ingredients are in place for large-cap growth to enjoy a period of favor among investors.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED FOREIGN INVESTMENTS RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

      The views expressed are as of December 31, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND.

1 The Fund's adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's return would have been lower.

            Prior to May 1, 2006, the WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND was named the Wells Fargo Advantage Large Company Growth Fund and prior to April 11, 2005, was named Wells Fargo Large Company Growth Fund.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

                                                                              6-Months*  1-Year  5-Year  Life of Fund
---------------------------------------------------------------------------------------------------------------------
VT Large Company Growth Fund (Incept. Date 09/20/1999)                          9.98      2.35   0.31     (0.55)
--------------------------------------------------------------------------------------------------------------------
Benchmarks
--------------------------------------------------------------------------------------------------------------------
   Russell 1000(R) Growth Index 2                                              10.10      9.07   2.69     (2.31)
--------------------------------------------------------------------------------------------------------------------
   S&P 500 Index 3                                                             12.73     15.78   6.19      2.46

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 5 (AS OF DECEMBER 31, 2006)
------------------------------------------------------------------------------
   Beta**                                                                1.23
------------------------------------------------------------------------------
   Price to Earnings (trailing 12 months)                               20.54
------------------------------------------------------------------------------
   Price to Book Ratio                                                   3.96
------------------------------------------------------------------------------
   Median Market Cap. ($B)                                             $41.91
------------------------------------------------------------------------------
   Portfolio Turnover                                                      12%
------------------------------------------------------------------------------
   Net Asset Value (NAV)                                                $9.59
------------------------------------------------------------------------------

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE RUSSELL 1000(R) GROWTH INDEX BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION 5 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (10%)
Consumer Staples                                                            (2%)
Financials                                                                 (28%)
Health Care                                                                (14%)
Industrials                                                                 (5%)
Information Technology                                                     (41%)

TEN LARGEST EQUITY HOLDINGS 5,6 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------
   Goldman Sachs Group Incorporated                                      10.10%
--------------------------------------------------------------------------------
   Medtronic Incorporated                                                 5.98%
--------------------------------------------------------------------------------
   Microsoft Corporation                                                  5.97%
--------------------------------------------------------------------------------
   Cisco Systems Incorporated                                             5.93%
--------------------------------------------------------------------------------
   eBay Incorporated                                                      5.85%
--------------------------------------------------------------------------------
   Charles Schwab Corporation                                             5.59%
--------------------------------------------------------------------------------
   American International Group Incorporated                              4.58%
--------------------------------------------------------------------------------
   Franklin Resources Incorporated                                        4.24%
--------------------------------------------------------------------------------
   Paychex Incorporated                                                   4.22%
--------------------------------------------------------------------------------
   Genentech Incorporated                                                 3.78%

GROWTH OF $10,000 INVESTMENT 7 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE VT       Russell 1000(R)
             LARGE COMPANY GROWTH FUND        Growth Index        S&P 500 Index
    SEP-99          $10,000                      $10,000             $10,000
 9/30/1999          $ 9,590                      $ 9,561             $ 9,608
10/31/1999          $10,420                      $10,283             $10,216
11/30/1999          $10,830                      $10,838             $10,423
12/31/1999          $12,030                      $11,965             $11,037
 1/31/2000          $11,800                      $11,404             $10,482
 2/29/2000          $12,000                      $11,962             $10,284
 3/31/2000          $13,430                      $12,818             $11,289
 4/30/2000          $13,020                      $12,208             $10,950
 5/31/2000          $12,200                      $11,593             $10,726
 6/30/2000          $13,130                      $12,472             $10,990
 7/31/2000          $13,230                      $11,951             $10,819
 8/31/2000          $14,000                      $13,033             $11,490
 9/30/2000          $13,150                      $11,800             $10,884
10/31/2000          $13,130                      $11,242             $10,838
11/30/2000          $12,080                      $ 9,585             $ 9,984
12/31/2000          $11,960                      $ 9,282             $10,033
 1/31/2001          $12,150                      $ 9,923             $10,389
 2/28/2001          $10,320                      $ 8,238             $ 9,442
 3/31/2001          $ 9,260                      $ 7,342             $ 8,844
 4/30/2001          $10,240                      $ 8,271             $ 9,531
 5/31/2001          $10,150                      $ 8,149             $ 9,595
 6/30/2001          $ 9,880                      $ 7,960             $ 9,361
 7/31/2001          $ 9,700                      $ 7,761             $ 9,269
 8/31/2001          $ 8,843                      $ 7,126             $ 8,689
 9/30/2001          $ 8,003                      $ 6,415             $ 7,988
10/31/2001          $ 8,373                      $ 6,752             $ 8,140
11/30/2001          $ 9,353                      $ 7,401             $ 8,764
12/31/2001          $ 9,463                      $ 7,387             $ 8,841
 1/31/2002          $ 9,403                      $ 7,256             $ 8,712
 2/28/2002          $ 8,783                      $ 6,955             $ 8,544
 3/31/2002          $ 9,193                      $ 7,196             $ 8,866
 4/30/2002          $ 8,483                      $ 6,608             $ 8,328
 5/31/2002          $ 8,223                      $ 6,448             $ 8,267
 6/30/2002          $ 7,673                      $ 5,852             $ 7,679
 7/31/2002          $ 6,932                      $ 5,530             $ 7,080
 8/31/2002          $ 7,012                      $ 5,547             $ 7,127
 9/30/2002          $ 6,242                      $ 4,971             $ 6,353
10/31/2002          $ 6,962                      $ 5,427             $ 6,911
11/30/2002          $ 7,422                      $ 5,722             $ 7,318
12/31/2002          $ 6,812                      $ 5,327             $ 6,888
 1/31/2003          $ 6,572                      $ 5,197             $ 6,708
 2/28/2003          $ 6,532                      $ 5,173             $ 6,607
 3/31/2003          $ 6,622                      $ 5,270             $ 6,671
 4/30/2003          $ 7,192                      $ 5,659             $ 7,220
 5/31/2003          $ 7,523                      $ 5,941             $ 7,600
 6/30/2003          $ 7,613                      $ 6,023             $ 7,698
 7/31/2003          $ 7,993                      $ 6,173             $ 7,833
 8/31/2003          $ 8,123                      $ 6,327             $ 7,986
 9/30/2003          $ 7,923                      $ 6,259             $ 7,901
10/31/2003          $ 8,383                      $ 6,611             $ 8,348
11/30/2003          $ 8,353                      $ 6,681             $ 8,421
12/31/2003          $ 8,603                      $ 6,912             $ 8,863
 1/31/2004          $ 8,703                      $ 7,053             $ 9,025
 2/29/2004          $ 8,703                      $ 7,098             $ 9,151
 3/31/2004          $ 8,583                      $ 6,966             $ 9,013
 4/30/2004          $ 8,453                      $ 6,885             $ 8,871
 5/31/2004          $ 8,563                      $ 7,013             $ 8,993
 6/30/2004          $ 8,563                      $ 7,101             $ 9,168
 7/31/2004          $ 8,053                      $ 6,700             $ 8,864
 8/31/2004          $ 8,043                      $ 6,667             $ 8,900
 9/30/2004          $ 8,133                      $ 6,730             $ 8,996
10/31/2004          $ 8,283                      $ 6,835             $ 9,134
11/30/2004          $ 8,633                      $ 7,070             $ 9,503
12/31/2004          $ 8,883                      $ 7,347             $ 9,826
 1/31/2005          $ 8,393                      $ 7,103             $ 9,587
 2/28/2005          $ 8,413                      $ 7,178             $ 9,789
 3/31/2005          $ 8,193                      $ 7,047             $ 9,615
 4/30/2005          $ 8,003                      $ 6,913             $ 9,433
 5/31/2005          $ 8,533                      $ 7,248             $ 9,733
 6/30/2005          $ 8,553                      $ 7,221             $ 9,747
 7/31/2005          $ 9,149                      $ 7,574             $10,109
 8/31/2005          $ 9,008                      $ 7,477             $10,017
 9/30/2005          $ 8,998                      $ 7,511             $10,098
10/31/2005          $ 9,099                      $ 7,438             $ 9,930
11/30/2005          $ 9,590                      $ 7,759             $10,305
12/31/2005          $ 9,389                      $ 7,735             $10,309
 1/31/2006          $ 9,359                      $ 7,871             $10,582
 2/28/2006          $ 9,399                      $ 7,858             $10,610
 3/31/2006          $ 9,520                      $ 7,975             $10,742
 4/30/2006          $ 9,359                      $ 7,963             $10,886
 5/31/2006          $ 8,898                      $ 7,693             $10,573
 6/30/2006          $ 8,738                      $ 7,663             $10,587
 7/31/2006          $ 8,377                      $ 7,518             $10,653
 8/31/2006          $ 8,748                      $ 7,752             $10,906
 9/30/2006          $ 9,129                      $ 7,966             $11,187
10/31/2006          $ 9,540                      $ 8,246             $11,551
11/30/2006          $ 9,640                      $ 8,409             $11,770
12/31/2006          $ 9,610                      $ 8,438             $11,935

--------------------------------------------------------------------------------

2 The Russell 1000(R) Growth Index measures performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Fund has selected the Russell 1000(R) Growth Index to replace the S&P 500 Index as its benchmark index going forward because the Russell 1000(R) Growth Index is more representative of the breadth of the Fund's holding. You cannot invest directly in an Index.

3 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

4 The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

5 Fund characteristics, equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, equity holdings and sector distribution.

6 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

7 The chart compares the performance of the WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND for the life of the Fund with the Russell 1000(R) Growth Index and the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT MONEY MARKET FUND

     INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
     The WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION DATE
   David D. Sylvester                      05/19/1994

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 4.41% 1 for the 12-month period that ended December 31, 2006.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778.

      PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS. IF THEY DID, RETURNS WOULD BE LOWER.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The most significant factor affecting the Fund was the Fed's decision to leave the Federal funds rate unchanged at 5.25% on August 8, 2006, ending a string of 17 consecutive meetings at which it decided to raise the Federal funds rate. The Fed ended 2006 with the Federal funds rate holding steady at 5.25%.

      Overall, the money market curve was relatively flat during the 12-month period. After it became clear that the Fed was in a pause mode, the three-month London Inter-Bank Offered Rate (LIBOR) also stabilized around the 5.40% level. Some volatility in the money market curve came from the one-year LIBOR as it kept pace with market sentiment. The one-year rates shifted from a high of 5.75% in July 2006 to a low of 5.11% by early December to 5.33% by the end of 2006.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Our strategy calls for us to adjust the duration of the Fund's assets in light of the current trend in interest rates. Consequently, we decreased the portion of the portfolio in very short-term instruments as the direction of interest rates changed. By the close of the 12-month period, 43% of the Fund matured within 14 days, down from 57% on June 30, 2006. Because interest rates tended to hold steady across the yield curve instead of moving higher, we did not aggressively purchase longer-dated securities or pursue a barbell strategy that would have concentrated the Fund's holdings at the longer and shorter ends of the yield curve. The percentage of the portfolio that matured between 90 and 180 days was increased from 2.4% at the end of June 2006 to 5.2% by the end of the year. Variable rate issues, which offered the interest-rate sensitivity of fixed-rate instruments of shorter maturities but at a somewhat better yield, were increased from 25% of the Fund's assets to 30% by the period end.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The Fed, along with the market, is in a wait and see mode. We had been waiting to see if slower growth would subdue inflation, which it appears to have done. Now that growth has picked up again, we wonder if inflation will follow to the upside. We believe the next move by the Fed will be in the second half of 2007 and will include an increase in the Federal funds rate, not a decrease. Even if that happens, it is not certain that all money market rates would resume their upward trend. We concluded that a prudent policy of modestly and opportunistically extending the Fund's average maturity is the best course at this time.

      AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

      The views expressed are as of December 31, 2006, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE VT MONEY MARKET FUND.

1 The Fund's adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day Current yield would have been 4.57%.

            Prior to May 1, 2006, the WELLS FARGO ADVANTAGE VT MONEY MARKET FUND was named the Wells Fargo Advantage Money Market Fund and prior to April 11, 2005, was named Wells Fargo Money Market Fund. Performance for the Fund prior to September 20, 1999, reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

                                                                        6-Months*  1-Year  5-Year  10-Year
----------------------------------------------------------------------------------------------------------
VT Money Market Fund - (Incept. Date 05/19/1994)                          2.36      4.41    1.87    3.30
----------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND YIELD SUMMARY 1 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------
   7-Day Current Yield                                                    4.64%
--------------------------------------------------------------------------------
   7-Day Effective Yield                                                  4.75%
--------------------------------------------------------------------------------
   30-Day Simple Yield                                                    4.64%
--------------------------------------------------------------------------------
   30-Day Effective Yield                                                 4.74%
--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION 2 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Variable and Floating Rate Notes                                          (30%)
Commercial Paper                                                          (39%)
Certificates of Deposit                                                    (1%)
Municipal Bonds and Notes                                                  (1%)
Repurchase Agreements                                                     (18%)
Time Deposit                                                              (10%)
Asset Backed Securities                                                    (1%)

FUND CHARACTERISTICS 2 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------
   Weighted Average Maturity                                                 32
--------------------------------------------------------------------------------

MATURITY DISTRIBUTION 2 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 Days                                                                 (43%)
15-29 Days                                                                (23%)
30-59 Days                                                                (16%)
60-89 Days                                                                (13%)
90-179 Days                                                                (5%)
--------------------------------------------------------------------------------
2 Fund characteristics, portfolio allocation and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) (the Fund) seeks long-term capital appreciation.

ADVISER                                SUBADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          FUND INCEPTION DATE
   Ann M. Miletti                         05/08/1992
   Richard T. Weiss

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 12.22% 1 for the 12-month period that ended December 31, 2006 underperforming its benchmark, the Russell Midcap(R) Index 2, which returned 15.26%. In addition, the Fund underperformed the S&P 500 Index 3, which returned 15.78% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778.

      PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS. IF THEY DID, RETURNS WOULD BE LOWER.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's lack of exposure to Real Estate Investment Trusts (REITs) and modest exposure to utilities were the main sources of relative underperformance. We sold the REITs too early, but believed that with valuations at all time highs it did not make sense to maintain a large investment in them.

      Strong performance, primarily attributable to stock selection, in the consumer discretionary, health care, and energy sectors helped the Fund's performance. Our holding in Cablevision Systems (a media, entertainment, and telecommunications company in the United States) was a significant contributor to the relative outperformance in the consumer discretionary sector. Cable companies had better than expected operational performance during the period, largely driven by continued acceptance of their bundled product offering (video, voice, and data).

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund stayed with its methodology of buying stocks that are selling at a discount to their intrinsic private market value and selling stocks that approach their private market value. This discipline allows us to take a long-term perspective and to be patient with stocks that are out-of-favor in the market, even when the market's focus is on the short-term. During the period, our stock-by-stock approach led us to have an overweighted position in the technology sector. To a lesser extent, we reduced the Fund's underweighted position in the health care, financial, and consumer staples sectors, decreased the overweighted position in the consumer discretionary sector, and increased the Fund's underweighted position in the industrial and telecom sectors. In addition, we started with a relatively large cash position that we reinvested throughout the period.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The stock market was strong during the past 12 months as the economy rebounded in the first quarter of 2006 from a slow fourth quarter in 2005. Towards the latter half of this period, the market started to become more optimistic about lower inflation risk, mainly due to the pullback we have seen in energy prices, along with moderating economic growth and the impact on Fed actions. We believe that the challenge for 2007 will be to sustain corporate profit growth as the economic growth begins to slow. While we do not expect a recession in 2007, we also do not foresee an expansion in price to earnings ratios. We anticipate that the merger and acquisition market will remain strong. As in 2006, this may benefit our investment style of valuing companies as if we ourselves were private buyers, which is characteristic of this wave of acquisitions.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FUNDS THAT INVEST IN SMALLER COMPANIES INVOLVE ADDITIONAL RISKS BECAUSE THESE COMPANIES OFTEN HAVE LIMITED FINANCIAL RESOURCES, AND THEIR STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. INVESTMENT STRATEGIES THAT CONCENTRATE IN PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENTS RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

      The views expressed are as of December 31, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND.

1 The Fund's adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's return would have been lower.

            Prior to May 1, 2006, the WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) was named the Wells Fargo Advantage Opportunity Fund. Performance shown for the WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) for periods prior to April 11, 2005, reflects the performance of the Strong Opportunity Fund II, its predecessor fund.

2 The Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 25% of the total market capitalization of the Russell 1000(R) Index. The Fund has selected the Russell Midcap(R) Index to replace the S&P 500 Index as its benchmark index going forward because the Russell Midcap(R) Index is more representative of the breadth of the Fund's holdings. You cannot invest directly in an Index.

3 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

                                                   6-Months*   1-Year  5-Year  10-Year
--------------------------------------------------------------------------------------
VT Opportunity Fund(SM) (Incept. Date 05/08/1992)      10.49    12.22   7.49    10.97
--------------------------------------------------------------------------------------
Benchmarks
--------------------------------------------------------------------------------------
   Russell Midcap(R) Index 2                            9.94    15.26  12.88    12.14
--------------------------------------------------------------------------------------
   S&P 500 Index 3                                     12.73    15.78   6.19     8.42

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 4 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------
   Beta**                                                                  0.91
--------------------------------------------------------------------------------
   Price to Earnings (trailing 12 months)                                 18.88
--------------------------------------------------------------------------------
   Price to Book Ratio                                                     2.41
--------------------------------------------------------------------------------
   Median Market Cap. ($B)                                              $  9.12
--------------------------------------------------------------------------------
   Portfolio Turnover                                                        41%
--------------------------------------------------------------------------------
   Net Asset Value (NAV)                                                $ 24.02

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE RUSSELL MIDCAP(R) INDEX BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION 4 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Consumer Discretionary                                                    (26%)
Consumer Staples                                                           (4%)
Energy                                                                    (10%)
Financials                                                                (14%)
Health Care                                                                (9%)
Industrials                                                                (7%)
Information Technology                                                    (23%)
Materials                                                                  (5%)
Utilities                                                                  (2%)

TEN LARGEST EQUITY HOLDINGS 4,5 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------
   Praxair Incorporated                                                   2.44%
--------------------------------------------------------------------------------
   Weatherford International Limited                                      2.38%
--------------------------------------------------------------------------------
   Cablevision Systems New York Group Class A                             2.13%
--------------------------------------------------------------------------------
   Red Hat Incorporated                                                   2.10%
--------------------------------------------------------------------------------
   Transocean Incorporated                                                2.04%
--------------------------------------------------------------------------------
   Toronto-Dominion Bank                                                  2.04%
--------------------------------------------------------------------------------
   GlobalSantaFe Corporation                                              1.87%
--------------------------------------------------------------------------------
   Accenture Limited Class A                                              1.71%
--------------------------------------------------------------------------------
   Staples Incorporated                                                   1.66%
--------------------------------------------------------------------------------
   AutoNation Incorporated                                                1.65%

GROWTH OF $10,000 INVESTMENT 6 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               WELLS FARGO ADVANTAGE     Russell Midcap(R)
                VT OPPORTUNITY FUND           Index               S&P 500 Index
12/31/1996            $10,000                 $10,000                $10,000
 1/31/1997            $10,182                 $10,374                $10,624
 2/28/1997            $10,099                 $10,358                $10,708
 3/31/1997            $ 9,777                 $ 9,918                $10,269
 4/30/1997            $10,060                 $10,165                $10,881
 5/31/1997            $10,878                 $10,907                $11,543
 6/30/1997            $11,088                 $11,263                $12,060
 7/31/1997            $11,984                 $12,203                $13,019
 8/31/1997            $12,088                 $12,071                $12,290
 9/30/1997            $12,706                 $12,759                $12,963
10/31/1997            $12,313                 $12,263                $12,531
11/30/1997            $12,359                 $12,555                $13,110
12/31/1997            $12,545                 $12,901                $13,335
 1/31/1998            $12,528                 $12,658                $13,482
 2/28/1998            $13,534                 $13,647                $14,454
 3/31/1998            $14,327                 $14,295                $15,194
 4/30/1998            $14,647                 $14,330                $15,347
 5/31/1998            $14,104                 $13,887                $15,083
 6/30/1998            $14,229                 $14,079                $15,695
 7/31/1998            $13,731                 $13,408                $15,529
 8/31/1998            $11,375                 $11,263                $13,286
 9/30/1998            $12,147                 $11,992                $14,137
10/31/1998            $13,240                 $12,810                $15,286
11/30/1998            $13,613                 $13,416                $16,212
12/31/1998            $14,244                 $14,203                $17,146
 1/31/1999            $14,703                 $14,179                $17,862
 2/28/1999            $14,271                 $13,707                $17,307
 3/31/1999            $14,899                 $14,137                $18,000
 4/30/1999            $16,126                 $15,181                $18,697
 5/31/1999            $16,281                 $15,137                $18,256
 6/30/1999            $17,050                 $15,671                $19,268
 7/31/1999            $17,139                 $15,241                $18,667
 8/31/1999            $16,451                 $14,846                $18,575
 9/30/1999            $16,296                 $14,324                $18,066
10/31/1999            $17,242                 $15,003                $19,209
11/30/1999            $17,834                 $15,435                $19,600
12/31/1999            $19,217                 $16,793                $20,753
 1/31/2000            $18,647                 $16,237                $19,711
 2/29/2000            $18,973                 $17,485                $19,338
 3/31/2000            $20,925                 $18,486                $21,228
 4/30/2000            $20,525                 $17,611                $20,590
 5/31/2000            $20,666                 $17,145                $20,169
 6/30/2000            $20,000                 $17,652                $20,666
 7/31/2000            $19,764                 $17,454                $20,343
 8/31/2000            $21,109                 $19,127                $21,606
 9/30/2000            $20,333                 $18,854                $20,466
10/31/2000            $20,459                 $18,563                $20,379
11/30/2000            $19,128                 $16,892                $18,773
12/31/2000            $20,484                 $18,178                $18,865
 1/31/2001            $21,733                 $18,471                $19,534
 2/28/2001            $20,458                 $17,346                $17,754
 3/31/2001            $19,466                 $16,270                $16,630
 4/30/2001            $20,912                 $17,662                $17,922
 5/31/2001            $21,023                 $17,991                $18,042
 6/30/2001            $20,493                 $17,821                $17,603
 7/31/2001            $20,202                 $17,311                $17,429
 8/31/2001            $19,012                 $16,646                $16,339
 9/30/2001            $16,386                 $14,638                $15,020
10/31/2001            $17,361                 $15,218                $15,307
11/30/2001            $18,953                 $16,493                $16,481
12/31/2001            $19,726                 $17,156                $16,625
 1/31/2002            $19,523                 $17,053                $16,383
 2/28/2002            $19,067                 $16,872                $16,067
 3/31/2002            $20,050                 $17,884                $16,671
 4/30/2002            $18,985                 $17,537                $15,661
 5/31/2002            $18,854                 $17,339                $15,546
 6/30/2002            $16,734                 $16,177                $14,439
 7/31/2002            $14,827                 $14,598                $13,313
 8/31/2002            $14,837                 $14,678                $13,401
 9/30/2002            $13,144                 $13,324                $11,946
10/31/2002            $13,986                 $13,997                $12,996
11/30/2002            $15,497                 $14,969                $13,760
12/31/2002            $14,436                 $14,379                $12,952
 1/31/2003            $13,999                 $14,088                $12,614
 2/28/2003            $13,936                 $13,902                $12,424
 3/31/2003            $13,811                 $14,039                $12,543
 4/30/2003            $15,071                 $15,058                $13,577
 5/31/2003            $16,580                 $16,437                $14,292
 6/30/2003            $16,767                 $16,603                $14,474
 7/31/2003            $17,308                 $17,150                $14,730
 8/31/2003            $18,130                 $17,895                $15,016
 9/30/2003            $17,777                 $17,671                $14,857
10/31/2003            $18,786                 $19,019                $15,697
11/30/2003            $19,078                 $19,553                $15,835
12/31/2003            $19,778                 $20,139                $16,665
 1/31/2004            $20,611                 $20,724                $16,971
 2/29/2004            $20,965                 $21,170                $17,207
 3/31/2004            $20,850                 $21,175                $16,947
 4/30/2004            $20,559                 $20,397                $16,682
 5/31/2004            $21,038                 $20,903                $16,910
 6/30/2004            $21,517                 $21,482                $17,239
 7/31/2004            $20,809                 $20,542                $16,668
 8/31/2004            $20,475                 $20,631                $16,735
 9/30/2004            $21,267                 $21,301                $16,916
10/31/2004            $21,611                 $21,889                $17,175
11/30/2004            $22,694                 $23,222                $17,870
12/31/2004            $23,381                 $24,211                $18,477
 1/31/2005            $22,704                 $23,611                $18,027
 2/28/2005            $22,933                 $24,341                $18,406
 3/31/2005            $22,673                 $24,149                $18,081
 4/30/2005            $21,913                 $23,379                $17,738
 5/31/2005            $23,058                 $24,499                $18,302
 6/30/2005            $23,527                 $25,158                $18,328
 7/31/2005            $24,943                 $26,484                $19,009
 8/31/2005            $24,662                 $26,298                $18,836
 9/30/2005            $24,673                 $26,648                $18,988
10/31/2005            $24,027                 $25,849                $18,672
11/30/2005            $25,006                 $26,996                $19,377
12/31/2005            $25,225                 $27,274                $19,384
 1/31/2006            $26,391                 $28,676                $19,897
 2/28/2006            $25,985                 $28,642                $19,951
 3/31/2006            $26,401                 $29,352                $20,199
 4/30/2006            $27,110                 $29,558                $20,471
 5/31/2006            $26,079                 $28,562                $19,882
 6/30/2006            $25,620                 $28,596                $19,909
 7/31/2006            $25,078                 $27,970                $20,031
 8/31/2006            $25,867                 $28,680                $20,507
 9/30/2006            $26,704                 $29,199                $21,035
10/31/2006            $27,352                 $30,350                $21,720
11/30/2006            $28,248                 $31,442                $22,133
12/31/2006            $28,307                 $31,439                $22,443

4 Fund characteristics, equity holdings, and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of Fund characteristics, equity holdings, and sector distribution.

5 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

6 The chart compares the performance of the WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) for the most recent ten years of the Fund with the Russell Midcap(R) Index and the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (the Fund) seeks long-term capital appreciation.

ADVISER                                SUBADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          FUND INCEPTION DATE
   Jerome "Cam" Philpott, CFA             05/01/1995
   Stuart Roberts

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 22.75% 1 for the 12-month period that ended December 31, 2006, outperforming its benchmark, the Russell 2000(R) Growth Index 2, which returned 13.35%. In addition, the Fund outperformed the Russell 2000(R)
Index 3, which returned 18.37% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778.

      PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS. IF THEY DID, RETURNS WOULD BE LOWER.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The four top-performing sectors for the Fund during the period were industrials, consumer discretionary, information technology, and telecommunication services. Fund holdings in the industrials sector contributed positively due to good stock selection and positive allocation within the sector. Wesco International and Gardner Denver were two of our strongest performers in industrials. Security selection was the biggest contributor in the consumer discretionary sector, with strong performance from Priceline.com. Priceline posted earnings that again exceeded expectations. The company's domestic services grew faster than the leading competitor's, and the company's international operations, especially in Europe, accelerated faster than anticipated. In addition to good stock selection in the consumer discretionary sector, we also had positive results from certain holdings within information technology. WebEx Communications, ValueClick, and Wright Express all contributed positively, but overall Fund performance within the information technology sector was hindered by Secure Computing. WebEx, an online collaborative services company, underperformed our expectations despite posting good fourth-quarter results in 2006. The stock had been a strong performer in previous periods, and in retrospect, we believe that investors anticipated stronger results than the company could deliver. As we look out over the next several years, WebEx may have attractive possibilities from its continued growth in the collaboration market, international expansion, and new product initiatives that leverage their proprietary network. In telecommunication services, Cbeyond was a top performer in the sector.

      The biggest detractors on a sector basis included materials, health care, and consumer staples. Negative allocations and the effect of stock selection caused materials to be the leading detractor to the Fund's portfolio. Even though the Fund had some strong holdings in health care, negative returns from many of those holdings hurt the Fund's performance.

      One of the biggest contributors on an individual stock level was Trammell Crow, a diversified commercial real estate service company, which had outstanding third-quarter returns in 2006. Trammell Crow was sold to CB Richard Ellis, the leading company in this space, at a 25% premium. In response to the acquisition, we sold the Fund's position in Trammell Crow and took profits.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The most significant changes included adding to the Fund's holdings in the industrials, consumer discretionary, and energy sectors. In addition, we reallocated the Fund's positions in the information technology, financials, and materials sectors. We also added to the industrials sector because it contained strong individual stocks. The Fund's movement out of information technology was the result of taking profits from specific stocks.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We are optimistic about the growth prospects for the Fund's holdings in 2007 and remain confident about the fundamentals of individual stocks. Over the long term, we believe that share prices will track good fundamentals. In 2005, investors were focused on the headwinds facing equities, and while fundamentals were positive, multiples contracted through the year. Fundamentals were also positive in 2006, and while headwinds did periodically surface, investors became more constructive than in the previous year, which led to an expansion of equity multiples, that rewarded investor patience and perseverance. Our investment process dictates that we do what we have always done: Find attractive investment opportunities one company at a time through our bottom-up research process. We remain focused on that mandate and continue to look for attractive investment opportunities.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FUNDS THAT INVEST IN SMALLER COMPANIES INVOLVE ADDITIONAL RISKS BECAUSE THESE COMPANIES OFTEN HAVE LIMITED FINANCIAL RESOURCES, AND THEIR STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENTS RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

                                                      6-Months*   1-Year   5-Year   10-Year
VT Small Cap Growth Fund (Incept. Date 05/01/1995)      9.61       22.75    5.45     1.77
-------------------------------------------------------------------------------------------
Benchmarks
-------------------------------------------------------------------------------------------
   Russell 2000(R) Growth Index 2                       6.86       13.35    6.93     4.88
-------------------------------------------------------------------------------------------
   Russell 2000(R) Index 3                              9.38       18.37   11.39     9.44

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 4 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------
   Beta**                                                                0.95
--------------------------------------------------------------------------------
   Price to Earnings (trailing 12 months)                               24.95
--------------------------------------------------------------------------------
   Price to Book Ratio                                                   3.33
--------------------------------------------------------------------------------
   Median Market Cap. ($B)                                              $0.99
--------------------------------------------------------------------------------
   Portfolio Turnover                                                     135%
--------------------------------------------------------------------------------
   Net Asset Value (NAV)                                                $9.96

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE RUSSELL 2000(R) GROWTH INDEX BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION 4 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                    (20%)
Energy                                                                     (4%)
Financial Services                                                         (4%)
Health Care                                                               (21%)
Industrials                                                               (24%)
Information Technology                                                    (23%)
Telecommunications Services                                                (4%)

TEN LARGEST EQUITY HOLDINGS 4,5 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------
   Resources Connection Incorporated                                     2.79%
--------------------------------------------------------------------------------
   Priceline.com Incorporated                                            2.77%
--------------------------------------------------------------------------------
   inVentiv Health Incorporated                                          2.34%
--------------------------------------------------------------------------------
   Wright Express Corporation                                            2.28%
--------------------------------------------------------------------------------
   WebEx Communications Incorporated                                     2.24%
--------------------------------------------------------------------------------
   VistaPrint Limited                                                    2.22%
--------------------------------------------------------------------------------
   DJ Orthopedics Incorporated                                           2.07%
--------------------------------------------------------------------------------
   Microsemi Corporation                                                 1.94%
--------------------------------------------------------------------------------
   Gardner Denver Incorporated                                           1.93%
--------------------------------------------------------------------------------
   NeuStar Incorporated Class A                                          1.90%

GROWTH OF $10,000 INVESTMENT 6 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               WELLS FARGO ADVANTAGE VT     Russell 2000(R)      Russell 2000(R)
                SMALL CAP GROWTH FUND        Growth Index            Index
12/31/1996              $10,000                 $10,000              $10,000
 1/31/1997              $10,215                 $10,250              $10,200
 2/28/1997              $ 9,637                 $ 9,631              $ 9,953
 3/31/1997              $ 8,844                 $ 8,951              $ 9,483
 4/30/1997              $ 8,585                 $ 8,848              $ 9,510
 5/31/1997              $10,319                 $10,177              $10,568
 6/30/1997              $10,504                 $10,523              $11,022
 7/31/1997              $11,178                 $11,062              $11,534
 8/31/1997              $11,459                 $11,394              $11,798
 9/30/1997              $12,319                 $12,303              $12,662
10/31/1997              $11,526                 $11,564              $12,106
11/30/1997              $11,037                 $11,288              $12,027
12/31/1997              $10,978                 $11,295              $12,238
 1/31/1998              $10,720                 $11,144              $12,045
 2/28/1998              $11,736                 $12,128              $12,935
 3/31/1998              $12,062                 $12,636              $13,468
 4/30/1998              $12,088                 $12,714              $13,542
 5/31/1998              $11,211                 $11,790              $12,812
 6/30/1998              $11,305                 $11,911              $12,839
 7/31/1998              $10,101                 $10,916              $11,799
 8/31/1998              $ 7,752                 $ 8,396              $ 9,507
 9/30/1998              $ 8,148                 $ 9,248              $10,252
10/31/1998              $ 8,492                 $ 9,730              $10,670
11/30/1998              $ 8,991                 $10,485              $11,229
12/31/1998              $ 9,389                 $11,433              $11,924
 1/31/1999              $ 9,096                 $11,948              $12,083
 2/28/1999              $ 8,242                 $10,855              $11,104
 3/31/1999              $ 8,060                 $11,241              $11,277
 4/30/1999              $ 8,518                 $12,234              $12,288
 5/31/1999              $ 8,500                 $12,253              $12,467
 6/30/1999              $ 8,941                 $12,899              $13,031
 7/31/1999              $ 8,932                 $12,500              $12,674
 8/31/1999              $ 8,992                 $12,033              $12,205
 9/30/1999              $ 9,338                 $12,265              $12,207
10/31/1999              $10,710                 $12,579              $12,257
11/30/1999              $12,505                 $13,909              $12,989
12/31/1999              $15,611                 $16,360              $14,460
 1/31/2000              $15,957                 $16,208              $14,227
 2/29/2000              $19,883                 $19,979              $16,576
 3/31/2000              $17,320                 $17,879              $15,483
 4/30/2000              $15,206                 $16,074              $14,551
 5/31/2000              $13,592                 $14,666              $13,703
 6/30/2000              $16,880                 $16,561              $14,898
 7/31/2000              $15,870                 $15,142              $14,418
 8/31/2000              $17,955                 $16,734              $15,518
 9/30/2000              $17,556                 $15,903              $15,062
10/31/2000              $15,119                 $14,612              $14,390
11/30/2000              $11,299                 $11,959              $12,912
12/31/2000              $12,086                 $12,691              $14,021
 1/31/2001              $12,226                 $13,718              $14,752
 2/28/2001              $ 9,711                 $11,838              $13,784
 3/31/2001              $ 8,302                 $10,761              $13,110
 4/30/2001              $ 9,664                 $12,079              $14,135
 5/31/2001              $ 9,676                 $12,359              $14,483
 6/30/2001              $ 9,909                 $12,696              $14,983
 7/31/2001              $ 9,292                 $11,613              $14,172
 8/31/2001              $ 8,558                 $10,887              $13,714
 9/30/2001              $ 7,068                 $ 9,131              $11,868
10/31/2001              $ 7,895                 $10,009              $12,563
11/30/2001              $ 8,500                 $10,845              $13,535
12/31/2001              $ 9,140                 $11,520              $14,370
 1/31/2002              $ 8,686                 $11,110              $14,221
 2/28/2002              $ 7,918                 $10,391              $13,831
 3/31/2002              $ 8,593                 $11,294              $14,943
 4/30/2002              $ 8,197                 $11,050              $15,079
 5/31/2002              $ 7,708                 $10,404              $14,410
 6/30/2002              $ 7,045                 $ 9,521              $13,695
 7/31/2002              $ 5,717                 $ 8,058              $11,627
 8/31/2002              $ 5,694                 $ 8,054              $11,598
 9/30/2002              $ 5,228                 $ 7,472              $10,765
10/31/2002              $ 5,636                 $ 7,850              $11,111
11/30/2002              $ 6,055                 $ 8,629              $12,102
12/31/2002              $ 5,647                 $ 8,034              $11,428
 1/31/2003              $ 5,414                 $ 7,815              $11,111
 2/28/2003              $ 5,310                 $ 7,607              $10,776
 3/31/2003              $ 5,333                 $ 7,722              $10,915
 4/30/2003              $ 5,880                 $ 8,453              $11,949
 5/31/2003              $ 6,369                 $ 9,406              $13,232
 6/30/2003              $ 6,602                 $ 9,587              $13,471
 7/31/2003              $ 6,916                 $10,312              $14,314
 8/31/2003              $ 7,242                 $10,865              $14,970
 9/30/2003              $ 7,021                 $10,590              $14,693
10/31/2003              $ 7,720                 $11,505              $15,927
11/30/2003              $ 7,964                 $11,880              $16,493
12/31/2003              $ 8,034                 $11,933              $16,827
 1/31/2004              $ 8,488                 $12,560              $17,558
 2/29/2004              $ 8,500                 $12,541              $17,716
 3/31/2004              $ 8,733                 $12,600              $17,880
 4/30/2004              $ 8,325                 $11,967              $16,969
 5/31/2004              $ 8,640                 $12,205              $17,238
 6/30/2004              $ 8,768                 $12,611              $17,964
 7/31/2004              $ 7,778                 $11,479              $16,754
 8/31/2004              $ 7,452                 $11,232              $16,668
 9/30/2004              $ 7,941                 $11,853              $17,451
10/31/2004              $ 8,186                 $12,141              $17,794
11/30/2004              $ 8,570                 $13,167              $19,338
12/31/2004              $ 9,140                 $13,641              $19,910
 1/31/2005              $ 8,745                 $13,026              $19,080
 2/28/2005              $ 8,616                 $13,205              $19,402
 3/31/2005              $ 8,442                 $12,710              $18,848
 4/30/2005              $ 7,964                 $11,901              $17,768
 5/31/2005              $ 8,477                 $12,740              $18,931
 6/30/2005              $ 8,849                 $13,152              $19,662
 7/31/2005              $ 9,455                 $14,071              $20,909
 8/31/2005              $ 9,373                 $13,873              $20,522
 9/30/2005              $ 9,490                 $13,983              $20,585
10/31/2005              $ 9,234                 $13,466              $19,945
11/30/2005              $ 9,851                 $14,228              $20,913
12/31/2005              $ 9,711                 $14,207              $20,816
 1/31/2006              $10,445                 $15,578              $22,684
 2/28/2006              $10,736                 $15,495              $22,620
 3/31/2006              $11,364                 $16,248              $23,717
 4/30/2006              $11,644                 $16,201              $23,712
 5/31/2006              $11,003                 $15,061              $22,380
 6/30/2006              $10,875                 $15,070              $22,523
 7/31/2006              $10,269                 $14,288              $21,791
 8/31/2006              $10,652                 $14,706              $22,436
 9/30/2006              $10,700                 $14,806              $22,622
10/31/2006              $11,430                 $15,766              $23,925
11/30/2006              $11,813                 $16,142              $24,555
12/31/2006              $11,921                 $16,104              $24,636
--------------------------------------------------------------------------------

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

      The views expressed are as of December 31, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND.

1 The Fund's adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

            Prior to May 1, 2006, the WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND was named the Wells Fargo Advantage Small Cap Growth Fund and prior to April 11, 2005, was named Wells Fargo Small Cap Growth Fund. Performance shown for the Fund for periods prior to September 20, 1999, reflects performance of the Norwest Small Company Stock Fund, its predecessor fund.

2 The Russell 2000(R) Growth Index measures the performance shown of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Fund has selected the Russell 2000(R) Growth Index to replace the Russell 2000(R) Index as its benchmark index going forward because the Russell 2000(R) Growth Index is more representative of the breadth of the Fund's holdings. You cannot invest directly in an Index.

3 The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. You cannot invest directly in an Index.

4 Fund characteristics, equity holdings and sector distribution and are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, equity holdings and sector distribution.

5 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the fund.

6 The chart compares the performance of the WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND for the most recent ten years with Russell 2000(R) Growth Index and the Russell 2000(R) Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND (the Fund) seeks long-term capital appreciation.

ADVISER                                SUBADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGER                           FUND INCEPTION DATE
   I. Charles Rinaldi                     10/10/1997

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 15.29% 1 for the 12-month period that ended December 31, 2006, underperforming its benchmark, the Russell 2500(TM) Value Index 2, which returned 20.18%. In addition, the Fund underperformed the Russell 3000(R) Value Index 3, which returned 22.34% and it underperformed the S&P 500 Index 4, which returned 15.78% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778.

      PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS. IF THEY DID, RETURNS WOULD BE LOWER.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The equity markets continued to show strength as 2006 came to a close. The year was marked by double-digit earnings growth and a boom in merger and acquisition activity. The Fund had solid performance for the period even though it underperformed its benchmark.

      From a sector perspective, the Fund's overweighted position in energy stocks detracted from performance, especially in June and July when the sector experienced a substantial correction and energy prices fell. The Fund's exposure in financials was largely in the insurance and specialty finance area. Performance for these areas for the year was tepid at best. Our underweighted position in financials was negative due to the strength of REITs. Although financials did not outperform across the board, certain groups, most notably REITs, notched big gains during the year. By not participating in REITs, which comprise 12% of the Fund's benchmark, the Fund missed more than 3.5% of returns. We tended to avoid REITs because valuation in the group was high, yield was down, and the risk-reward profile was not favorable in our view. The few REITs that the Fund owned during the period met our criteria for balancing risk with potential reward.

      The Fund's technology holdings were the biggest contributor to the Fund's relative performance. MRV Communications, an equipment and services provider, was up 70% by the end of the period. Our investments in technology were highly specific and did not represent an overall positive view for the sector. Stock selection was the reason for the relative outperformance. Solid stock selection in health care also contributed positively to the Fund's relative performance. While neither technology nor health care were stellar sectors for the period, stocks that we selected for the Fund performed well.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The energy sector was volatile during the period, and we reduced the Fund's weighting by taking profits in some of the long-term energy holdings. Although we are positive toward energy over the long term, it was prudent for us to trim given the size of the Fund's overweighted position. We also reduced the Fund's materials exposure while adding to technology and health care as opportunities arose.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We are cautious about the market in the near term and believe that the housing sector remains a risk to the maturing economic expansion. Given our emphasis on bottom-up investment research, our outlook might be less relevant to our positioning because the fundamentals of each of the Fund's holdings will continue to guide our portfolio construction. While we factor in the macroeconomic backdrop, we have a large number of companies open to us for investment, and when we combine that with our flexible investment process, we remain confident that the Fund is well-positioned for potential solid returns.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FUNDS THAT INVEST IN SMALLER COMPANIES INVOLVE ADDITIONAL RISKS BECAUSE THESE COMPANIES OFTEN HAVE LIMITED FINANCIAL RESOURCES, AND THEIR STOCKS TEND TO BE MOVE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.
--------------------------------------------------------------------------------

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

      The views expressed are as of December 31, 2006, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND.

1 The Fund's adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's return would have been lower.

            Prior to May 1, 2006, the WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND was named the Wells Fargo Advantage Multi Cap Value Fund. Performance for the Fund prior to April 11, 2005, reflects the performance of the Strong Multi Cap Value Fund II, its predecessor fund.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

                                                           6-Months*   1-Year   5-Year   Life of Fund
-----------------------------------------------------------------------------------------------------
VT Small/Mid Cap Value Fund (Incept. Date 10/10/1997)         6.69      15.29    10.77       6.85
-----------------------------------------------------------------------------------------------------
Benchmarks
-----------------------------------------------------------------------------------------------------
   Russell 2500(TM) Value Index 2                            11.62      20.18    15.51      11.55
-----------------------------------------------------------------------------------------------------
   Russell 3000(R) Value Index 3                             14.45      22.34    11.20       8.74
-----------------------------------------------------------------------------------------------------
   S&P 500 Index 4                                           12.73      15.78     6.19       5.89
-----------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 5 (AS OF DECEMBER 31, 2006)
-------------------------------------------------------------------------------
   Beta**                                                                 1.27
-------------------------------------------------------------------------------
   Price to Earnings (trailing 12 months)                                18.01
-------------------------------------------------------------------------------
   Price to Book Ratio                                                    2.08
-------------------------------------------------------------------------------
   Median Market Cap. ($B)                                              $ 0.68
-------------------------------------------------------------------------------
   Portfolio Turnover                                                       81%
-------------------------------------------------------------------------------
   Net Asset Value (NAV)                                                $13.22

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE RUSSELL 2500(TM) VALUE INDEX BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION 5 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                      (9%)
Energy                                                                     (21%)
Financials                                                                 (11%)
Health Care                                                                (12%)
Industrials                                                                (13%)
Information Technology                                                     (20%)
Materials                                                                  (13%)
Telecommunications Service                                                  (1%)

TEN LARGEST EQUITY HOLDINGS 5,6 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------
   Encorium Group Incorporated                                             3.96%
--------------------------------------------------------------------------------
   Global Industries Limited                                               3.92%
--------------------------------------------------------------------------------
   3Com Corporation                                                        2.42%
--------------------------------------------------------------------------------
   Randgold Resources Limited ADR                                          2.42%
--------------------------------------------------------------------------------
   Intermec Incorporated                                                   2.11%
--------------------------------------------------------------------------------
   MRV Communications Incorporated                                         1.99%
--------------------------------------------------------------------------------
   Newpark Resources Incorporated                                          1.73%
--------------------------------------------------------------------------------
   Apex Silver Mines Limited                                               1.61%
--------------------------------------------------------------------------------
   Hill International Incorporated                                         1.56%
--------------------------------------------------------------------------------
   CV Therapeutics Incorporated                                            1.52%

GROWTH OF $10,000 INVESTMENT 7 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE
               VT SMALL/MID CAP      Russell 2500(TM)   Russell 3000(R)
                  VALUE FUND           Value Index        Value Index     S&P 500 Index
10/10/1997          $10,000               $10,000           $10,000           $10,000
10/31/1997          $ 9,580               $ 9,536           $ 9,505           $ 9,464
11/30/1997          $ 9,670               $ 9,740           $ 9,894           $ 9,902
12/31/1997          $ 9,919               $10,105           $10,187           $10,071
 1/31/1998          $ 9,578               $ 9,932           $10,039           $10,183
 2/28/1998          $10,240               $10,548           $10,708           $10,917
 3/31/1998          $10,720               $11,069           $11,341           $11,475
 4/30/1998          $10,640               $11,062           $11,415           $11,591
 5/31/1998          $10,220               $10,714           $11,224           $11,392
 6/30/1998          $10,005               $10,673           $11,348           $11,854
 7/31/1998          $ 9,663               $ 9,991           $11,086           $11,728
 8/31/1998          $ 7,667               $ 8,422           $ 9,429           $10,034
 9/30/1998          $ 7,817               $ 8,915           $ 9,970           $10,677
10/31/1998          $ 8,720               $ 9,312           $10,702           $11,545
11/30/1998          $ 9,663               $ 9,613           $11,184           $12,244
12/31/1998          $10,135               $ 9,910           $11,562           $12,949
 1/31/1999          $10,085               $ 9,625           $11,627           $13,491
 2/28/1999          $ 9,803               $ 9,132           $11,414           $13,072
 3/31/1999          $10,177               $ 9,117           $11,627           $13,594
 4/30/1999          $11,141               $10,018           $12,711           $14,121
 5/31/1999          $11,016               $10,222           $12,608           $13,788
 6/30/1999          $11,016               $10,578           $12,981           $14,552
 7/31/1999          $10,467               $10,376           $12,606           $14,099
 8/31/1999          $ 9,990               $ 9,978           $12,139           $14,029
 9/30/1999          $ 9,203               $ 9,664           $11,728           $13,645
10/31/1999          $ 9,607               $ 9,673           $12,337           $14,508
11/30/1999          $ 9,773               $ 9,727           $12,251           $14,803
12/31/1999          $ 9,844               $10,058           $12,331           $15,674
 1/31/2000          $ 9,434               $ 9,639           $11,934           $14,887
 2/29/2000          $ 8,884               $ 9,806           $11,157           $14,605
 3/31/2000          $10,093               $10,528           $12,419           $16,033
 4/30/2000          $10,395               $10,524           $12,289           $15,551
 5/31/2000          $10,438               $10,505           $12,397           $15,233
 6/30/2000          $ 9,844               $10,465           $11,893           $15,608
 7/31/2000          $10,006               $10,692           $12,058           $15,364
 8/31/2000          $10,578               $11,253           $12,720           $16,318
 9/30/2000          $10,708               $11,186           $12,824           $15,457
10/31/2000          $10,881               $11,179           $13,116           $15,391
11/30/2000          $10,125               $11,037           $12,643           $14,179
12/31/2000          $10,615               $12,149           $13,322           $14,248
 1/31/2001          $11,276               $12,319           $13,395           $14,754
 2/28/2001          $10,972               $12,216           $13,046           $13,409
 3/31/2001          $10,636               $11,910           $12,602           $12,560
 4/30/2001          $11,417               $12,587           $13,218           $13,535
 5/31/2001          $11,612               $12,974           $13,518           $13,626
 6/30/2001          $11,168               $13,098           $13,277           $13,295
 7/31/2001          $11,352               $13,011           $13,230           $13,164
 8/31/2001          $10,875               $12,899           $12,733           $12,341
 9/30/2001          $ 9,628               $11,467           $11,801           $11,344
10/31/2001          $ 9,856               $11,713           $11,727           $11,561
11/30/2001          $10,430               $12,615           $12,420           $12,447
12/31/2001          $11,052               $13,333           $12,745           $12,556
 1/31/2002          $10,684               $13,455           $12,666           $12,373
 2/28/2002          $10,792               $13,623           $12,691           $12,134
 3/31/2002          $11,627               $14,467           $13,317           $12,591
 4/30/2002          $11,519               $14,714           $12,931           $11,828
 5/31/2002          $11,291               $14,472           $12,956           $11,741
 6/30/2002          $10,445               $13,962           $12,248           $10,905
 7/31/2002          $ 8,579               $12,346           $11,059           $10,055
 8/31/2002          $ 8,905               $12,412           $11,133           $10,121
 9/30/2002          $ 7,896               $11,396           $ 9,926           $ 9,022
10/31/2002          $ 8,037               $11,560           $10,619           $ 9,815
11/30/2002          $ 8,601               $12,403           $11,300           $10,392
12/31/2002          $ 8,493               $12,016           $10,810           $ 9,782
 1/31/2003          $ 8,190               $11,653           $10,546           $ 9,526
 2/28/2003          $ 8,038               $11,367           $10,259           $ 9,383
 3/31/2003          $ 7,864               $11,443           $10,283           $ 9,474
 4/30/2003          $ 8,365               $12,480           $11,193           $10,254
 5/31/2003          $ 9,495               $13,634           $11,944           $10,794
 6/30/2003          $ 9,506               $13,879           $12,098           $10,932
 7/31/2003          $ 9,867               $14,481           $12,308           $11,125
 8/31/2003          $10,345               $15,064           $12,520           $11,341
 9/30/2003          $10,170               $14,958           $12,397           $11,221
10/31/2003          $10,508               $16,100           $13,174           $11,856
11/30/2003          $10,893               $16,756           $13,378           $11,960
12/31/2003          $11,754               $17,415           $14,176           $12,587
 1/31/2004          $12,022               $17,979           $14,444           $12,818
 2/29/2004          $12,325               $18,344           $14,751           $12,996
 3/31/2004          $12,278               $18,491           $14,648           $12,800
 4/30/2004          $11,404               $17,523           $14,258           $12,599
 5/31/2004          $11,485               $17,875           $14,406           $12,772
 6/30/2004          $12,057               $18,585           $14,776           $13,020
 7/31/2004          $11,555               $17,837           $14,528           $12,589
 8/31/2004          $11,345               $18,061           $14,730           $12,639
 9/30/2004          $12,103               $18,631           $14,987           $12,776
10/31/2004          $11,905               $18,968           $15,235           $12,971
11/30/2004          $13,351               $20,519           $16,054           $13,496
12/31/2004          $13,724               $21,172           $16,578           $13,955
 1/31/2005          $13,409               $20,491           $16,254           $13,615
 2/28/2005          $14,260               $21,003           $16,774           $13,901
 3/31/2005          $13,496               $20,722           $16,534           $13,656
 4/30/2005          $12,606               $19,948           $16,191           $13,397
 5/31/2005          $13,109               $21,055           $16,630           $13,823
 6/30/2005          $14,011               $21,826           $16,858           $13,842
 7/31/2005          $14,994               $22,995           $17,388           $14,357
 8/31/2005          $15,427               $22,577           $17,283           $14,226
 9/30/2005          $16,036               $22,602           $17,501           $14,341
10/31/2005          $15,240               $21,935           $17,057           $14,102
11/30/2005          $15,755               $22,834           $17,627           $14,635
12/31/2005          $15,989               $22,811           $17,714           $14,640
 1/31/2006          $17,569               $24,312           $18,470           $15,028
 2/28/2006          $16,960               $24,344           $18,572           $15,068
 3/31/2006          $17,791               $25,198           $18,882           $15,256
 4/30/2006          $18,248               $25,298           $19,322           $15,461
 5/31/2006          $17,405               $24,422           $18,805           $15,016
 6/30/2006          $17,276               $24,560           $18,935           $15,036
 7/31/2006          $16,843               $24,218           $19,327           $15,129
 8/31/2006          $17,248               $24,863           $19,673           $15,488
 9/30/2006          $16,997               $25,116           $20,047           $15,887
10/31/2006          $17,708               $26,294           $20,737           $16,404
11/30/2006          $18,196               $27,117           $21,220           $16,716
12/31/2006          $18,433               $27,415           $21,670           $16,950

--------------------------------------------------------------------------------

2 The Russell 2500(TM) Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The Fund has selected the Russell 2500(TM) Value Index to replace the Russell 3000(R) Value Index and the S&P 500 Index as its benchmark index going forward because the Russell 2500(TM) Value Index is more representative of the breadth of the Fund's holdings. You cannot invest directly in an Index.

3 The Russell 3000(R) Value Index measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this Index are also members of either the Russell 1000(R) Value or the Russell 2000(R) Value Indices. You cannot invest directly in an Index.

4 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

5 Fund characteristics, equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, equity holdings and sector distribution.

6 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

7 The chart compares the performance of the WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND for the life of the Fund with the Russell 2500(TM) Value Index, the Russell 3000(R) Value Index, and the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (the Fund) seeks total return consisting of income and capital appreciation.

ADVISER                                SUBADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          FUND INCEPTION DATE
   Marie Chandoha                         09/20/1999
   Thomas O'Connor, CFA
   William Stevens

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 3.92% 1 for the 12-month period that ended December 31, 2006, underperforming its benchmark, the Lehman Brothers U.S. Aggregate Bond Index 2 which returned 4.33%, during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778.

      PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS. IF THEY DID, RETURNS WOULD BE LOWER.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Security selection dominated the Fund's relative underperformance along with duration and corporate sector positioning. Specific corporate bond holdings that detracted from performance included Harrah's, Boston Scientific, Chemtura, Teva Pharmaceutical, and Canadian energy producer Encana. The Fund's overall overweighting to Collateralized Mortgage Obligations (CMO) also detracted from performance, though we were able to offset some of the decline with relative value trading in CMOs.

      Corporate securities that contributed positively to performance included Lazard, Hess Corporation, Ford, Residential Capital, and Time Warner. The Fund's overweighted position in REITs also benefited the portfolio because strong fundamentals and the inclusion of bond covenants in most REIT bonds created a safe haven from overleveraging on balance sheets.

      Commercial Mortgage-Backed Securities (CMBS) claimed the top performing sector spot for the benchmark during the year. CMBS was also the Fund's top overweighted position, which helped performance. Relative value trading in CMO, pass-throughs, and CMBS contributed to performance. We also took advantage of volatility in the Ginnie Mae sector through well-timed overweighted and underweighted positioning throughout the period.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      In the corporate bond market, we significantly reduced the Fund's holdings in the energy sector early in 2006. Energy had been one of the Fund's largest overweighted positions and one of the strongest performers in 2005. Our decision to reduce the position was timely because the energy sector was one of the worst performers in 2006. We added exposure to cable/media and telecommunications earlier in 2006, but we later reduced that exposure because credit spreads tightened. We added to sectors that we believed had lower leveraged buyout risk, notably REITs, insurance, banks, and brokers.

      In the mortgage sector, we made several trades to take advantage of dislocations in subsectors of the market; this included well-timed trades in and out of the Ginnie Mae market's 30-year 6% and 6.5% coupons in the first quarter of 2006 and seasoned 15-year mortgages in the fourth quarter.

      We increased the Fund's exposure to CMBS issued in 2004 and prior. The collateral behind these older issues was more conservatively underwritten than some of the newer CMBS. An increasing number of the loans in CMBS are being defeased, which means as the loans are paid-off by the underlying borrowers they are replaced with Government securities by the issuer.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the surprise for the market in 2007 may be the resilience of the U.S. economy. The futures market is still predicting that the Fed will cut the Federal funds rate at least one time in 2007, in anticipation that the housing market will drag down the economy. So far, that does not seem to be happening. Even though the housing slump has had negative impact on the Gross Domestic Product (GDP) growth rate, the rest of the economy is solid, and several factors, including commercial and public construction, the lagged effect of the dollar decline, and a strong stock market, seem to have offset the negative effect of the soft residential market. In addition, the persistently tight labor market is putting pressure on labor costs. We believe that the rise in average hourly earnings is a concern to the Fed because overall inflation remains above the Fed's comfort zone. Consequently, we think that the Fed is more likely to raise the Federal funds rate than leave it as is or decrease it. We also think that the 10-year Treasury rates are likely to bounce around between 4.40% and 4.90% for a while and that the Fed may be in a holding pattern for longer than the market expects.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS CAN LOSE PRINCIPAL VALUE. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

                                                         6-Months*   1-Year   5-Year   Life of Fund
---------------------------------------------------------------------------------------------------
VT Total Return Bond Fund (Incept. Date 09/20/1999)         4.85      3.92     5.24        5.99
---------------------------------------------------------------------------------------------------
Benchmark
---------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Aggregate Bond Index 2              5.09      4.33     5.06        6.22
---------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 3 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------
   Average Credit Quality 4                                                 Aa1
--------------------------------------------------------------------------------
   Weighted Average Coupon                                                 5.37%
--------------------------------------------------------------------------------
   Weighted Average Maturity                                         6.35 years
--------------------------------------------------------------------------------
   Average Duration                                                  4.45 years
--------------------------------------------------------------------------------
   Portfolio Turnover                                                       662%
--------------------------------------------------------------------------------
   Distribution Rate 5                                                     4.43%
--------------------------------------------------------------------------------
   30-Day SEC Yield 6                                                      4.34%
--------------------------------------------------------------------------------
   Net Asset Value (NAV)                                                 $ 9.81

SECTOR DISTRIBUTION 3 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

ABS/CMBS 8                                                                 (16%)
MBS 9                                                                      (32%)
Corporate Bonds & Notes                                                    (19%)
U.S. Treasury Securities                                                   (14%)
CMO 10                                                                     (19%)

GROWTH OF $10,000 INVESTMENT 7 (AS OF DECEMBER 31, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE VT   Lehman Brothers U.S. Aggregate
              TOTAL RETURN BOND FUND               Bond Index
 9/20/1999            $10,000                       $10,000
 9/30/1999            $10,015                       $10,028
10/31/1999            $10,070                       $10,065
11/30/1999            $10,040                       $10,064
12/31/1999            $ 9,994                       $10,016
 1/31/2000            $ 9,968                       $ 9,983
 2/29/2000            $10,092                       $10,104
 3/31/2000            $10,262                       $10,237
 4/30/2000            $10,069                       $10,208
 5/31/2000            $10,021                       $10,203
 6/30/2000            $10,254                       $10,415
 7/31/2000            $10,352                       $10,510
 8/31/2000            $10,526                       $10,662
 9/30/2000            $10,550                       $10,730
10/31/2000            $10,597                       $10,800
11/30/2000            $10,740                       $10,978
12/31/2000            $11,015                       $11,182
 1/31/2001            $11,214                       $11,365
 2/28/2001            $11,354                       $11,464
 3/31/2001            $11,381                       $11,521
 4/30/2001            $11,285                       $11,473
 5/31/2001            $11,357                       $11,542
 6/30/2001            $11,361                       $11,586
 7/31/2001            $11,658                       $11,845
 8/31/2001            $11,799                       $11,981
 9/30/2001            $11,698                       $12,122
10/31/2001            $11,999                       $12,375
11/30/2001            $11,944                       $12,204
12/31/2001            $11,831                       $12,126
 1/31/2002            $11,892                       $12,224
 2/28/2002            $11,960                       $12,343
 3/31/2002            $11,831                       $12,138
 4/30/2002            $12,033                       $12,373
 5/31/2002            $12,145                       $12,479
 6/30/2002            $12,097                       $12,586
 7/31/2002            $12,018                       $12,738
 8/31/2002            $12,259                       $12,953
 9/30/2002            $12,425                       $13,163
10/31/2002            $12,303                       $13,103
11/30/2002            $12,468                       $13,099
12/31/2002            $12,748                       $13,370
 1/31/2003            $12,793                       $13,381
 2/28/2003            $13,022                       $13,566
 3/31/2003            $13,094                       $13,555
 4/30/2003            $13,401                       $13,667
 5/31/2003            $13,723                       $13,921
 6/30/2003            $13,734                       $13,893
 7/31/2003            $13,284                       $13,427
 8/31/2003            $13,410                       $13,515
 9/30/2003            $13,789                       $13,873
10/31/2003            $13,656                       $13,744
11/30/2003            $13,677                       $13,777
12/31/2003            $13,819                       $13,918
 1/31/2004            $13,935                       $14,029
 2/29/2004            $14,087                       $14,181
 3/31/2004            $14,186                       $14,287
 4/30/2004            $13,842                       $13,916
 5/31/2004            $13,790                       $13,860
 6/30/2004            $13,856                       $13,939
 7/31/2004            $13,995                       $14,077
 8/31/2004            $14,248                       $14,346
 9/30/2004            $14,288                       $14,384
10/31/2004            $14,400                       $14,505
11/30/2004            $14,284                       $14,389
12/31/2004            $14,426                       $14,522
 1/31/2005            $14,510                       $14,613
 2/28/2005            $14,436                       $14,527
 3/31/2005            $14,337                       $14,453
 4/30/2005            $14,523                       $14,648
 5/31/2005            $14,682                       $14,806
 6/30/2005            $14,756                       $14,888
 7/31/2005            $14,616                       $14,752
 8/31/2005            $14,793                       $14,941
 9/30/2005            $14,631                       $14,787
10/31/2005            $14,516                       $14,670
11/30/2005            $14,563                       $14,735
12/31/2005            $14,700                       $14,875
 1/31/2006            $14,688                       $14,876
 2/28/2006            $14,735                       $14,925
 3/31/2006            $14,592                       $14,779
 4/30/2006            $14,568                       $14,753
 5/31/2006            $14,546                       $14,736
 6/30/2006            $14,570                       $14,767
 7/31/2006            $14,762                       $14,967
 8/31/2006            $14,971                       $15,196
 9/30/2006            $15,104                       $15,329
10/31/2006            $15,193                       $15,431
11/30/2006            $15,374                       $15,610
12/31/2006            $15,261                       $15,519

--------------------------------------------------------------------------------

      PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

      The views expressed are as of December 31, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND.

1 The Fund's adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's return would have been lower.

            Prior to May 1, 2006, the WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND was named the Wells Fargo Advantage Total Return Bond Fund and prior to April 11, 2005, was named the Wells Fargo Total Return Bond Fund. Effective May 1, 2003, the Fund was renamed the Wells Fargo Variable Trust Total Return Bond Fund and the investment policies of the Fund changed. The performance shown reflects the investment policies in effect as of the date indicated.

2 The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an Index.

3 Fund characteristics and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics and sector distribution.

4 The average credit quality is compiled from the ratings of Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

6 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. The calculation includes net asset value (NAV) on the last day of the period.

7 The chart compares the performance of the WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND for the life of the Fund with the Lehman Brothers
      U.S. Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

8     ABS/CMBS -- Asset-Backed Securities/Commercial Mortgage-Backed Securities.

9     MBS -- Mortgage-Backed Securities.

10    CMO -- Collateralized Mortgage Obligations.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS             FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 to December 31, 2006).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                   Beginning     Ending
                                                    Account      Account      Expenses    Net Annual
                                                     Value        Value     Paid During     Expense
VT Asset Allocation Fund                          07/01/2006   12/31/2006   the Period*      Ratio
----------------------------------------------------------------------------------------------------
Actual                                            $ 1,000.00   $ 1,114.60     $ 5.33         1.00%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $ 1,000.00   $ 1,020.16     $ 5.09         1.00%
VT C&B Large Cap Value Fund
----------------------------------------------------------------------------------------------------
Actual                                            $ 1,000.00   $ 1,156.30     $ 5.44         1.00%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $ 1,000.00   $ 1,020.16     $ 5.09         1.00%
VT Discovery Fund
----------------------------------------------------------------------------------------------------
Actual                                            $ 1,000.00   $ 1,076.60     $ 6.02         1.15%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $ 1,000.00   $ 1,019.41     $ 5.85         1.15%
VT Equity Income Fund
----------------------------------------------------------------------------------------------------
Actual                                            $ 1,000.00   $ 1,152.80     $ 5.43         1.00%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $ 1,000.00   $ 1,020.16     $ 5.09         1.00%
VT International Core Fund
----------------------------------------------------------------------------------------------------
Actual                                            $ 1,000.00   $ 1,120.10     $ 5.34         1.00%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $ 1,000.00   $ 1,020.16     $ 5.09         1.00%
VT Large Company Core Fund
----------------------------------------------------------------------------------------------------
Actual                                            $ 1,000.00   $ 1,181.80     $ 5.50         1.00%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $ 1,000.00   $ 1,020.16     $ 5.09         1.00%
VT Large Company Growth Fund
----------------------------------------------------------------------------------------------------
Actual                                            $ 1,000.00   $ 1,099.80     $ 5.29         1.00%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $ 1,000.00   $ 1,020.16     $ 5.09         1.00%
VT Money Market Fund
----------------------------------------------------------------------------------------------------
Actual                                            $ 1,000.00   $ 1,023.60     $ 3.83         0.75%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $ 1,000.00   $ 1,021.42     $ 3.82         0.75%

FUND EXPENSES (UNAUDITED)             WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                                   Beginning     Ending
                                                    Account      Account      Expenses    Net Annual
                                                     Value        Value     Paid During     Expense
VT Opportunity Fund                               07/01/2006   12/31/2006   the Period*      Ratio
----------------------------------------------------------------------------------------------------
Actual                                            $ 1,000.00   $ 1,104.90     $ 5.68         1.07%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $ 1,000.00   $ 1,019.81     $ 5.45         1.07%
VT Small Cap Growth Fund
----------------------------------------------------------------------------------------------------
Actual                                            $ 1,000.00   $ 1,096.10     $ 6.34         1.20%
Hypothetical (5% return before expenses)          $ 1,000.00   $ 1,019.16     $ 6.11         1.20%
VT Small/Mid Cap Value Fund
----------------------------------------------------------------------------------------------------
Actual                                            $ 1,000.00   $ 1,066.90     $ 5.94         1.14%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $ 1,000.00   $ 1,019.46     $ 5.80         1.14%
VT Total Return Bond Fund
----------------------------------------------------------------------------------------------------
Actual                                            $ 1,000.00   $ 1,048.50     $ 4.65         0.90%
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $ 1,000.00   $ 1,020.67     $ 4.58         0.90%

* Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 60.95%

AMUSEMENT & RECREATION SERVICES - 0.15%
          2,569    HARRAH'S ENTERTAINMENT INCORPORATED                                                              $       212,508
          4,687    INTERNATIONAL GAME TECHNOLOGY                                                                            216,539

                                                                                                                            429,047
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES - 0.26%
          7,277    GAP INCORPORATED                                                                                         141,902
          4,516    KOHL'S CORPORATION+                                                                                      309,030
          4,723    LIMITED BRANDS INCORPORATED<<                                                                            136,684
          3,159    NORDSTROM INCORPORATED                                                                                   155,865

                                                                                                                            743,481
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.07%
          1,522    JONES APPAREL GROUP INCORPORATED                                                                          50,880
          1,415    LIZ CLAIBORNE INCORPORATED                                                                                61,496
          1,234    VF CORPORATION                                                                                           101,287

                                                                                                                            213,663
                                                                                                                    ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.04%
          2,065    AUTONATION INCORPORATED+                                                                                  44,026
            699    AUTOZONE INCORPORATED+<<                                                                                  80,776

                                                                                                                            124,802
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
            838    RYDER SYSTEM INCORPORATED<<                                                                               42,788
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.15%
          1,639    CENTEX CORPORATION                                                                                        92,227
          3,811    D.R. HORTON INCORPORATED                                                                                 100,953
          1,084    KB HOME                                                                                                   55,588
          1,904    LENNAR CORPORATION CLASS A                                                                                99,884
          2,918    PULTE HOMES INCORPORATED                                                                                  96,644

                                                                                                                            445,296
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.65%
         28,186    HOME DEPOT INCORPORATED                                                                                1,131,950
         21,031    LOWE'S COMPANIES INCORPORATED                                                                            655,116
          1,545    SHERWIN-WILLIAMS COMPANY                                                                                  98,231

                                                                                                                          1,885,297
                                                                                                                    ---------------
BUSINESS SERVICES - 3.80%
          8,056    ADOBE SYSTEMS INCORPORATED+                                                                              331,263
          1,637    AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                        79,951
          3,199    AUTODESK INCORPORATED+                                                                                   129,432
          7,604    AUTOMATIC DATA PROCESSING INCORPORATED                                                                   374,497
          2,832    BMC SOFTWARE INCORPORATED+<<                                                                              91,190
          5,672    CA INCORPORATED                                                                                          128,471
          2,494    CITRIX SYSTEMS INCORPORATED+                                                                              67,463
          1,958    COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                      151,079
          2,371    COMPUTER SCIENCES CORPORATION+                                                                           126,540

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (CONTINUED)
          4,864    COMPUWARE CORPORATION+                                                                           $        40,517
          1,903    CONVERGYS CORPORATION+                                                                                    45,253
         15,980    eBAY INCORPORATED+                                                                                       480,519
          4,260    ELECTRONIC ARTS INCORPORATED+                                                                            214,534
          7,143    ELECTRONIC DATA SYSTEMS CORPORATION                                                                      196,790
          1,728    EQUIFAX INCORPORATED                                                                                      70,157
          2,235    FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                       89,601
         10,576    FIRST DATA CORPORATION                                                                                   269,900
          2,391    FISERV INCORPORATED+                                                                                     125,336
          2,959    GOOGLE INCORPORATED CLASS A+                                                                           1,362,560
          2,740    IMS HEALTH INCORPORATED                                                                                   75,295
          6,093    INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                            74,578
          4,815    INTUIT INCORPORATED+                                                                                     146,906
          7,813    JUNIPER NETWORKS INCORPORATED+                                                                           147,978
        119,475    MICROSOFT CORPORATION                                                                                  3,567,524
          1,772    MONSTER WORLDWIDE INCORPORATED+                                                                           82,646
          2,461    NCR CORPORATION+                                                                                         105,232
          4,682    NOVELL INCORPORATED+                                                                                      29,028
          2,360    OMNICOM GROUP INCORPORATED                                                                               246,714
         55,251    ORACLE CORPORATION+                                                                                      947,002
          2,314    ROBERT HALF INTERNATIONAL INCORPORATED                                                                    85,896
         48,608    SUN MICROSYSTEMS INCORPORATED+                                                                           263,455
         12,954    SYMANTEC CORPORATION+<<                                                                                  270,091
          4,758    UNISYS CORPORATION+                                                                                       37,303
          3,385    VERISIGN INCORPORATED+                                                                                    81,409
         16,907    YAHOO! INCORPORATED+                                                                                     431,805

                                                                                                                         10,967,915
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 5.78%
         21,197    ABBOTT LABORATORIES                                                                                    1,032,506
          3,043    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    213,862
         16,110    AMGEN INCORPORATED+                                                                                    1,100,474
          1,303    AVERY DENNISON CORPORATION                                                                                88,513
          6,139    AVON PRODUCTS INCORPORATED                                                                               202,833
          1,469    BARR PHARMACEUTICALS INCORPORATED+                                                                        73,626
          4,656    BIOGEN IDEC INCORPORATED+                                                                                229,029
         27,162    BRISTOL-MYERS SQUIBB COMPANY                                                                             714,904
          2,096    CLOROX COMPANY<<                                                                                         134,458
          7,103    COLGATE-PALMOLIVE COMPANY                                                                                463,400
         13,192    DOW CHEMICAL COMPANY                                                                                     526,888
         12,703    E.I. DU PONT DE NEMOURS & COMPANY                                                                        618,763
          1,136    EASTMAN CHEMICAL COMPANY                                                                                  67,376
          2,462    ECOLAB INCORPORATED                                                                                      111,282
         13,596    ELI LILLY & COMPANY                                                                                      708,352
          1,758    ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                               71,762
          4,374    FOREST LABORATORIES INCORPORATED+                                                                        221,324
          3,630    GENZYME CORPORATION+                                                                                     223,535
          6,350    GILEAD SCIENCES INCORPORATED+                                                                            412,306

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
          2,151    HOSPIRA INCORPORATED+                                                                            $        72,231
          1,077    INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                           52,945
          3,357    KING PHARMACEUTICALS INCORPORATED+<<                                                                      53,443
          3,303    MEDIMMUNE INCORPORATED+<<                                                                                106,918
         29,983    MERCK & COMPANY INCORPORATED                                                                           1,307,259
          7,503    MONSANTO COMPANY                                                                                         394,133
          2,926    MYLAN LABORATORIES INCORPORATED                                                                           58,403
         99,583    PFIZER INCORPORATED                                                                                    2,579,200
          2,282    PPG INDUSTRIES INCORPORATED                                                                              146,527
          4,459    PRAXAIR INCORPORATED                                                                                     264,552
         43,763    PROCTER & GAMBLE COMPANY                                                                               2,812,648
          1,960    ROHM & HAAS COMPANY                                                                                      100,195
         20,475    SCHERING-PLOUGH CORPORATION                                                                              484,029
            910    SIGMA-ALDRICH CORPORATION                                                                                 70,725
         18,599    WYETH                                                                                                    947,061

                                                                                                                         16,665,462
                                                                                                                    ---------------
COAL MINING - 0.08%
          2,522    CONSOL ENERGY INCORPORATED                                                                                81,032
          3,643    PEABODY ENERGY CORPORATION                                                                               147,214

                                                                                                                            228,246
                                                                                                                    ---------------
COMMUNICATIONS - 2.83%
          5,160    ALLTEL CORPORATION                                                                                       312,077
         53,074    AT & T INCORPORATED                                                                                    1,897,396
          6,271    AVAYA INCORPORATED+                                                                                       87,669
         25,192    BELLSOUTH CORPORATION<<                                                                                1,186,795
          1,585    CENTURYTEL INCORPORATED                                                                                   69,201
          6,819    CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                242,347
         28,742    COMCAST CORPORATION CLASS A+<<                                                                         1,216,649
         10,646    DIRECTV GROUP INCORPORATED+                                                                              265,511
          2,065    EMBARQ CORPORATION                                                                                       108,536
          3,082    IAC INTERACTIVECORP+<<                                                                                   114,527
         22,209    QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                                         185,889
         39,982    SPRINT NEXTEL CORPORATION                                                                                755,260
          3,484    UNIVISION COMMUNICATIONS INCORPORATED CLASS A+                                                           123,403
         40,321    VERIZON COMMUNICATIONS INCORPORATED                                                                    1,501,554
          6,584    WINDSTREAM CORPORATION                                                                                    93,624

                                                                                                                          8,160,438
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS - 6.53%
         62,020    BANK OF AMERICA CORPORATION                                                                            3,311,248
         10,554    BANK OF NEW YORK COMPANY INCORPORATED                                                                    415,511
          7,470    BB&T CORPORATION                                                                                         328,157
         67,862    CITIGROUP INCORPORATED                                                                                 3,779,913
          2,193    COMERICA INCORPORATED<<                                                                                  128,685
          2,590    COMMERCE BANCORP INCORPORATED                                                                             91,349
          1,793    COMPASS BANCSHARES INCORPORATED                                                                          106,952
          7,707    FIFTH THIRD BANCORP                                                                                      315,448

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                          VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
          1,719    FIRST HORIZON NATIONAL CORPORATION                                                               $        71,820
          3,281    HUNTINGTON BANCSHARES INCORPORATED<<                                                                      77,924
         47,909    JPMORGAN CHASE & COMPANY                                                                               2,314,005
          5,546    KEYCORP                                                                                                  210,914
          1,069    M&T BANK CORPORATION                                                                                     130,589
          3,523    MARSHALL & ILSLEY CORPORATION                                                                            169,492
          5,688    MELLON FINANCIAL CORPORATION<<                                                                           239,749
          8,722    NATIONAL CITY CORPORATION                                                                                318,876
          2,589    NORTHERN TRUST CORPORATION                                                                               157,126
          4,057    PNC FINANCIAL SERVICES GROUP                                                                             300,380
         10,070    REGIONS FINANCIAL CORPORATION                                                                            376,618
          4,963    SOVEREIGN BANCORP INCORPORATED                                                                           126,011
          4,586    STATE STREET CORPORATION                                                                                 309,280
          4,891    SUNTRUST BANKS INCORPORATED                                                                              413,045
          4,488    SYNOVUS FINANCIAL CORPORATION                                                                            138,365
         24,277    US BANCORP                                                                                               878,585
         26,323    WACHOVIA CORPORATION                                                                                   1,499,095
         13,055    WASHINGTON MUTUAL INCORPORATED<<                                                                         593,872
         46,625    WELLS FARGO & COMPANY++                                                                                1,657,985
         10,585    WESTERN UNION COMPANY                                                                                    237,316
          1,476    ZIONS BANCORPORATION                                                                                     121,681

                                                                                                                         18,819,991
                                                                                                                    ---------------
EATING & DRINKING PLACES - 0.38%
          2,027    DARDEN RESTAURANTS INCORPORATED                                                                           81,425
         17,080    MCDONALD'S CORPORATION                                                                                   757,156
          1,320    WENDY'S INTERNATIONAL INCORPORATED                                                                        43,679
          3,660    YUM! BRANDS INCORPORATED                                                                                 215,208

                                                                                                                          1,097,468
                                                                                                                    ---------------
EDUCATIONAL SERVICES - 0.03%
          1,932    APOLLO GROUP INCORPORATED CLASS A+                                                                        75,290
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES - 2.48%
          9,173    AES CORPORATION+                                                                                         202,173
          2,282    ALLEGHENY ENERGY INCORPORATED+                                                                           104,767
          3,506    ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                                   43,089
          2,848    AMEREN CORPORATION                                                                                       153,023
          5,463    AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                             232,615
          4,320    CENTERPOINT ENERGY INCORPORATED<<                                                                         71,626
          4,445    CITIZENS COMMUNICATIONS COMPANY                                                                           63,875
          3,072    CMS ENERGY CORPORATION+<<                                                                                 51,302
          3,546    CONSOLIDATED EDISON INCORPORATED                                                                         170,456
          2,486    CONSTELLATION ENERGY GROUP INCORPORATED                                                                  171,211
          4,885    DOMINION RESOURCES INCORPORATED                                                                          409,558
          2,457    DTE ENERGY COMPANY                                                                                       118,943
         17,342    DUKE ENERGY CORPORATION                                                                                  575,928
          5,228    DYNEGY INCORPORATED CLASS A+                                                                              37,851
          4,499    EDISON INTERNATIONAL                                                                                     204,615

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
          9,742    EL PASO CORPORATION                                                                              $       148,858
          2,856    ENTERGY CORPORATION                                                                                      263,666
          9,266    EXELON CORPORATION                                                                                       573,473
          4,408    FIRSTENERGY CORPORATION                                                                                  265,406
          5,583    FPL GROUP INCORPORATED                                                                                   303,827
          2,420    KEYSPAN CORPORATION                                                                                       99,656
          1,481    KINDER MORGAN INCORPORATED                                                                               156,616
            617    NICOR INCORPORATED                                                                                        28,876
          3,770    NISOURCE INCORPORATED                                                                                     90,857
            531    PEOPLES ENERGY CORPORATION                                                                                23,667
          4,817    PG&E CORPORATION                                                                                         227,989
          1,378    PINNACLE WEST CAPITAL CORPORATION                                                                         69,782
          5,269    PPL CORPORATION                                                                                          188,841
          3,510    PROGRESS ENERGY INCORPORATED                                                                             172,271
          3,483    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             231,202
          1,185    QUESTAR CORPORATION                                                                                       98,414
          3,620    SEMPRA ENERGY                                                                                            202,611
         10,257    SOUTHERN COMPANY<<                                                                                       378,073
          2,889    TECO ENERGY INCORPORATED                                                                                  49,777
          6,342    TXU CORPORATION                                                                                          343,800
          7,389    WASTE MANAGEMENT INCORPORATED                                                                            271,694
          8,235    WILLIAMS COMPANIES INCORPORATED                                                                          215,098
          5,619    XCEL ENERGY INCORPORATED<<                                                                               129,574

                                                                                                                          7,145,060
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.12%
          1,619    ADC TELECOMMUNICATIONS INCORPORATED+                                                                      23,524
          7,576    ADVANCED MICRO DEVICES INCORPORATED+                                                                     154,172
          4,997    ALTERA CORPORATION+                                                                                       98,341
          2,334    AMERICAN POWER CONVERSION CORPORATION                                                                     71,397
          4,723    ANALOG DEVICES INCORPORATED                                                                              155,245
          6,476    BROADCOM CORPORATION CLASS A+                                                                            209,240
          1,166    CIENA CORPORATION+                                                                                        32,310
         83,870    CISCO SYSTEMS INCORPORATED+                                                                            2,292,167
          2,789    COMVERSE TECHNOLOGY INCORPORATED+<<                                                                       58,876
          1,255    COOPER INDUSTRIES LIMITED CLASS A                                                                        113,490
         11,081    EMERSON ELECTRIC COMPANY                                                                                 488,340
        142,364    GENERAL ELECTRIC COMPANY                                                                               5,297,364
            901    HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                              90,019
         79,633    INTEL CORPORATION                                                                                      1,612,568
          2,550    JABIL CIRCUIT INCORPORATED                                                                                62,603
          2,915    JDS UNIPHASE CORPORATION+<<                                                                               48,564
          2,749    KLA-TENCOR CORPORATION                                                                                   136,763
          1,725    L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                 141,071
          4,128    LINEAR TECHNOLOGY CORPORATION                                                                            125,161
          5,532    LSI LOGIC CORPORATION+                                                                                    49,788
          4,429    MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                   135,616
         10,419    MICRON TECHNOLOGY INCORPORATED+                                                                          145,449

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
          1,957    MOLEX INCORPORATED                                                                               $        61,900
         33,387    MOTOROLA INCORPORATED                                                                                    686,437
          3,985    NATIONAL SEMICONDUCTOR CORPORATION                                                                        90,460
          5,163    NETWORK APPLIANCE INCORPORATED+                                                                          202,803
          1,707    NOVELLUS SYSTEMS INCORPORATED+                                                                            58,755
          4,910    NVIDIA CORPORATION+                                                                                      181,719
          2,897    PMC-SIERRA INCORPORATED+<<                                                                                19,439
          2,177    QLOGIC CORPORATION+                                                                                       47,720
         22,823    QUALCOMM INCORPORATED                                                                                    862,481
          2,309    ROCKWELL COLLINS INCORPORATED                                                                            146,137
          7,358    SANMINA-SCI CORPORATION+                                                                                  25,385
          6,101    TELLABS INCORPORATED+                                                                                     62,596
         20,493    TEXAS INSTRUMENTS INCORPORATED                                                                           590,198
          1,082    WHIRLPOOL CORPORATION<<                                                                                   89,828
          4,643    XILINX INCORPORATED<<                                                                                    110,550

                                                                                                                         14,778,476
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.32%
          5,143    CELGENE CORPORATION+<<                                                                                   295,877
          1,215    FLUOR CORPORATION                                                                                         99,205
          3,246    MOODY'S CORPORATION                                                                                      224,169
          4,676    PAYCHEX INCORPORATED                                                                                     184,889
          2,209    QUEST DIAGNOSTICS INCORPORATED                                                                           117,077

                                                                                                                            921,217
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.19%
          1,438    BALL CORPORATION                                                                                          62,697
          2,090    FORTUNE BRANDS INCORPORATED                                                                              178,465
          5,793    ILLINOIS TOOL WORKS INCORPORATED                                                                         267,579
            806    SNAP-ON INCORPORATED                                                                                      38,398

                                                                                                                            547,139
                                                                                                                    ---------------
FINANCIAL SERVICES - 0.02%
          2,737    JANUS CAPITAL GROUP INCORPORATED<<                                                                        59,092
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS - 1.88%
         10,618    ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    522,406
          9,077    ARCHER DANIELS MIDLAND COMPANY                                                                           290,101
          3,007    CAMPBELL SOUP COMPANY                                                                                    116,942
          3,827    COCA-COLA ENTERPRISES INCORPORATED                                                                        78,147
          7,037    CONAGRA FOODS INCORPORATED                                                                               189,999
          2,901    CONSTELLATION BRANDS INCORPORATED CLASS A+                                                                84,187
          4,738    GENERAL MILLS INCORPORATED                                                                               272,909
          4,550    H.J. HEINZ COMPANY                                                                                       204,796
          1,568    HERCULES INCORPORATED+                                                                                    30,278
          2,401    HERSHEY COMPANY                                                                                          119,570
          3,465    KELLOGG COMPANY                                                                                          173,458
          1,814    MCCORMICK & COMPANY INCORPORATED                                                                          69,948
            631    MOLSON COORS BREWING COMPANY                                                                              48,234

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE

FOOD & KINDRED PRODUCTS (CONTINUED)
          1,890    PEPSI BOTTLING GROUP INCORPORATED                                                                $        58,420
         22,678    PEPSICO INCORPORATED                                                                                   1,418,509
         10,314    SARA LEE CORPORATION                                                                                     175,647
         28,161    THE COCA-COLA COMPANY                                                                                  1,358,768
          3,479    TYSON FOODS INCORPORATED CLASS A                                                                          57,230
          3,031    WM. WRIGLEY JR. COMPANY                                                                                  156,763

                                                                                                                          5,426,312
                                                                                                                    ---------------
FOOD STORES - 0.31%
          9,908    KROGER COMPANY                                                                                           228,578
          6,122    SAFEWAY INCORPORATED                                                                                     211,576
         10,442    STARBUCKS CORPORATION+<<                                                                                 369,856
          1,974    WHOLE FOODS MARKET INCORPORATED                                                                           92,640

                                                                                                                            902,650
                                                                                                                    ---------------
FORESTRY - 0.08%
          3,266    WEYERHAEUSER COMPANY                                                                                     230,743
                                                                                                                    ---------------
FURNITURE & FIXTURES - 0.12%
          2,471    LEGGETT & PLATT INCORPORATED                                                                              59,057
          5,444    MASCO CORPORATION                                                                                        162,612
          3,828    NEWELL RUBBERMAID INCORPORATED<<                                                                         110,821

                                                                                                                            332,490
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 1.14%
          1,512    BIG LOTS INCORPORATED+<<                                                                                  34,655
          4,309    DOLLAR GENERAL CORPORATION                                                                                69,203
          2,094    FAMILY DOLLAR STORES INCORPORATED                                                                         61,417
          7,254    FEDERATED DEPARTMENT STORES INCORPORATED                                                                 276,595
          3,107    J.C. PENNEY COMPANY INCORPORATED                                                                         240,358
          1,147    SEARS HOLDINGS CORPORATION+                                                                              192,616
         11,862    TARGET CORPORATION                                                                                       676,727
          6,285    TJX COMPANIES INCORPORATED                                                                               178,997
         33,962    WAL-MART STORES INCORPORATED                                                                           1,568,365

                                                                                                                          3,298,933
                                                                                                                    ---------------
HEALTH SERVICES - 0.23%
          5,889    CAREMARK RX INCORPORATED                                                                                 336,321
          3,322    HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                        70,127
          1,731    LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                              127,177
          1,021    MANOR CARE INCORPORATED<<                                                                                 47,905
          6,509    TENET HEALTHCARE CORPORATION+                                                                             45,368
          1,415    WATSON PHARMACEUTICALS INCORPORATED+                                                                      36,832

                                                                                                                            663,730
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES - 0.70%
          1,332    APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                         74,619
          3,016    ARCHSTONE-SMITH TRUST                                                                                    175,561
          1,613    BOSTON PROPERTIES INCORPORATED                                                                           180,462
          4,854    EQUITY OFFICE PROPERTIES TRUST<<                                                                         233,817

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
          4,034    EQUITY RESIDENTIAL                                                                               $       204,726
          3,121    KIMCO REALTY CORPORATION                                                                                 140,289
          2,445    PLUM CREEK TIMBER COMPANY                                                                                 97,433
          3,417    PROLOGIS                                                                                                 207,651
          1,692    PUBLIC STORAGE INCORPORATED                                                                              164,970
          3,056    SIMON PROPERTY GROUP INCORPORATED<<                                                                      309,542
          1,783    VORNADO REALTY TRUST                                                                                     216,635

                                                                                                                          2,005,705
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.17%
          3,904    BED BATH & BEYOND INCORPORATED+                                                                          148,742
          5,571    BEST BUY COMPANY INCORPORATED                                                                            274,037
          1,959    CIRCUIT CITY STORES INCORPORATED                                                                          37,182
          1,875    RADIOSHACK CORPORATION<<                                                                                  31,463

                                                                                                                            491,424
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.24%
          5,339    HILTON HOTELS CORPORATION                                                                                186,331
          4,641    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              221,469
          2,927    STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                         182,938
          2,736    WYNDHAM WORLDWIDE CORPORATION+                                                                            87,607

                                                                                                                            678,345
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.43%
         10,169    3M COMPANY                                                                                               792,470
          2,395    AMERICAN STANDARD COMPANIES INCORPORATED                                                                 109,811
         11,746    APPLE COMPUTER INCORPORATED+                                                                             996,531
         19,182    APPLIED MATERIALS INCORPORATED                                                                           353,908
          4,429    BAKER HUGHES INCORPORATED                                                                                330,669
            939    BLACK & DECKER CORPORATION                                                                                75,092
          8,984    CATERPILLAR INCORPORATED                                                                                 550,989
            724    CUMMINS INCORPORATED                                                                                      85,562
          3,193    DEERE & COMPANY                                                                                          303,559
         31,373    DELL INCORPORATED+                                                                                       787,149
          2,819    DOVER CORPORATION                                                                                        138,187
          2,057    EATON CORPORATION                                                                                        154,563
         30,417    EMC CORPORATION+                                                                                         401,504
         37,827    HEWLETT-PACKARD COMPANY                                                                                1,558,094
          4,234    INGERSOLL-RAND COMPANY LIMITED CLASS A                                                                   165,676
         20,804    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            2,021,109
          1,352    LEXMARK INTERNATIONAL INCORPORATED+<<                                                                     98,966
          2,423    NATIONAL OILWELL VARCO INCORPORATED+                                                                     148,239
          1,690    PALL CORPORATION                                                                                          58,390
          1,628    PARKER HANNIFIN CORPORATION                                                                              125,161
          3,064    PITNEY BOWES INCORPORATED                                                                                141,526
          3,107    SANDISK CORPORATION+<<                                                                                   133,694
          2,753    SMITH INTERNATIONAL INCORPORATED                                                                         113,066
         12,630    SOLECTRON CORPORATION+                                                                                    40,669
          1,122    STANLEY WORKS                                                                                             56,425

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
          3,518    SYMBOL TECHNOLOGIES INCORPORATED                                                                 $        52,559
          1,405    TEREX CORPORATION+                                                                                        90,735

                                                                                                                          9,884,303
                                                                                                                    ---------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.21%
          4,276    AON CORPORATION                                                                                          151,114
          2,295    HUMANA INCORPORATED+                                                                                     126,936
          7,611    MARSH & MCLENNAN COMPANIES INCORPORATED                                                                  233,353
          4,730    UNUMPROVIDENT CORPORATION                                                                                 98,289

                                                                                                                            609,692
                                                                                                                    ---------------
INSURANCE CARRIERS - 3.57%
          4,496    ACE LIMITED                                                                                              272,323
          7,209    AETNA INCORPORATED                                                                                       311,285
          6,829    AFLAC INCORPORATED                                                                                       314,134
          8,631    ALLSTATE CORPORATION                                                                                     561,964
          1,465    AMBAC FINANCIAL GROUP INCORPORATED                                                                       130,488
         35,904    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              2,572,881
          5,685    CHUBB CORPORATION                                                                                        300,793
          1,416    CIGNA CORPORATION                                                                                        186,303
          2,392    CINCINNATI FINANCIAL CORPORATION                                                                         108,382
          6,121    GENWORTH FINANCIAL INCORPORATED                                                                          209,399
          4,377    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                           408,418
          3,965    LINCOLN NATIONAL CORPORATION                                                                             263,276
          6,310    LOEWS CORPORATION                                                                                        261,676
          1,861    MBIA INCORPORATED                                                                                        135,965
         10,499    METLIFE INCORPORATED                                                                                     619,546
          1,146    MGIC INVESTMENT CORPORATION<<                                                                             71,671
          3,725    PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                   218,658
         10,519    PROGRESSIVE CORPORATION                                                                                  254,770
          6,587    PRUDENTIAL FINANCIAL INCORPORATED<<                                                                      565,560
          1,453    SAFECO CORPORATION                                                                                        90,885
          9,529    ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                                511,612
          1,354    TORCHMARK CORPORATION                                                                                     86,331
         18,603    UNITEDHEALTH GROUP INCORPORATED                                                                          999,539
          8,563    WELLPOINT INCORPORATED+                                                                                  673,822
          2,493    XL CAPITAL LIMITED CLASS A                                                                               179,546

                                                                                                                         10,309,227
                                                                                                                    ---------------
LEATHER & LEATHER PRODUCTS - 0.08%
          5,075    COACH INCORPORATED+                                                                                      218,022
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.67%
          5,644    AGILENT TECHNOLOGIES INCORPORATED+                                                                       196,693
          2,123    ALLERGAN INCORPORATED                                                                                    254,208
          2,530    APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                              92,826
            742    BAUSCH & LOMB INCORPORATED                                                                                38,629
          9,038    BAXTER INTERNATIONAL INCORPORATED                                                                        419,273
          3,406    BECTON DICKINSON & COMPANY                                                                               238,931

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (CONTINUED)
          3,382    BIOMET INCORPORATED                                                                              $       139,575
         16,285    BOSTON SCIENTIFIC CORPORATION+                                                                           279,776
          1,422    C.R. BARD INCORPORATED                                                                                   117,983
          3,273    DANAHER CORPORATION                                                                                      237,096
          3,967    EASTMAN KODAK COMPANY<<                                                                                  102,349
         15,898    MEDTRONIC INCORPORATED                                                                                   850,702
            737    MILLIPORE CORPORATION+<<                                                                                  49,084
          1,698    PERKINELMER INCORPORATED                                                                                  37,747
          6,140    RAYTHEON COMPANY                                                                                         324,192
          2,350    ROCKWELL AUTOMATION INCORPORATED                                                                         143,538
          4,881    ST. JUDE MEDICAL INCORPORATED+                                                                           178,449
          4,105    STRYKER CORPORATION                                                                                      226,227
          1,139    TEKTRONIX INCORPORATED                                                                                    33,225
          2,621    TERADYNE INCORPORATED+                                                                                    39,210
          5,636    THERMO ELECTRON CORPORATION+                                                                             255,254
          1,401    WATERS CORPORATION+                                                                                       68,607
         13,331    XEROX CORPORATION+                                                                                       225,960
          3,295    ZIMMER HOLDINGS INCORPORATED+                                                                            258,262

                                                                                                                          4,807,796
                                                                                                                    ---------------
MEDICAL MANAGEMENT SERVICES - 0.04%
          2,200    COVENTRY HEALTH CARE INCORPORATED+                                                                       110,110
                                                                                                                    ---------------
METAL MINING - 0.27%
          2,719    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                    151,530
          6,217    NEWMONT MINING CORPORATION                                                                               280,698
          2,817    PHELPS DODGE CORPORATION                                                                                 337,251

                                                                                                                            769,479
                                                                                                                    ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
          1,304    VULCAN MATERIALS COMPANY                                                                                 117,190
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.29%
          2,193    HASBRO INCORPORATED                                                                                       59,759
         40,042    JOHNSON & JOHNSON                                                                                      2,643,573
          5,267    MATTEL INCORPORATED                                                                                      119,350
          1,869    TIFFANY & COMPANY<<                                                                                       73,340
         27,467    TYCO INTERNATIONAL LIMITED                                                                               834,997

                                                                                                                          3,731,019
                                                                                                                    ---------------
MISCELLANEOUS RETAIL - 0.72%
          4,266    AMAZON.COM INCORPORATED+<<                                                                               168,336
          6,329    COSTCO WHOLESALE CORPORATION<<                                                                           334,614
         11,374    CVS CORPORATION                                                                                          351,570
            840    DILLARD'S INCORPORATED CLASS A                                                                            29,375
          1,870    EXPRESS SCRIPTS INCORPORATED+<<                                                                          133,892
          3,845    OFFICE DEPOT INCORPORATED+                                                                               146,764
          9,980    STAPLES INCORPORATED                                                                                     266,466
         13,858    WALGREEN COMPANY                                                                                         635,944

                                                                                                                          2,066,961
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MOTION PICTURES - 1.00%
         32,327    NEWS CORPORATION CLASS A                                                                        $        694,384
         55,138    TIME WARNER INCORPORATED                                                                               1,200,906
         28,567    WALT DISNEY COMPANY                                                                                      978,991

                                                                                                                          2,874,281
                                                                                                                   ----------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.39%
         14,826    UNITED PARCEL SERVICE INCORPORATED CLASS B                                                             1,111,653
                                                                                                                   ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.28%
         16,639    AMERICAN EXPRESS COMPANY                                                                               1,009,488
          5,634    CAPITAL ONE FINANCIAL CORPORATION                                                                        432,804
          2,738    CIT GROUP INCORPORATED                                                                                   152,698
          8,577    COUNTRYWIDE FINANCIAL CORPORATION<<                                                                      364,094
         13,466    FANNIE MAE                                                                                               799,746
          9,570    FREDDIE MAC                                                                                              649,803
          5,645    SLM CORPORATION                                                                                          275,307

                                                                                                                          3,683,940
                                                                                                                   ----------------
OIL & GAS EXTRACTION - 1.60%
          6,349    ANADARKO PETROLEUM CORPORATION                                                                           276,308
          4,549    APACHE CORPORATION                                                                                       302,554
          4,048    BJ SERVICES COMPANY                                                                                      118,687
          5,744    CHESAPEAKE ENERGY CORPORATION                                                                            166,863
          6,104    DEVON ENERGY CORPORATION                                                                                 409,456
          3,362    EOG RESOURCES INCORPORATED                                                                               209,957
         13,887    HALLIBURTON COMPANY                                                                                      431,191
          4,134    NABORS INDUSTRIES LIMITED+<<                                                                             123,111
          1,872    NOBLE CORPORATION                                                                                        142,553
         11,898    OCCIDENTAL PETROLEUM CORPORATION                                                                         580,979
          1,525    ROWAN COMPANIES INCORPORATED                                                                              50,630
         16,272    SCHLUMBERGER LIMITED                                                                                   1,027,740
          4,038    TRANSOCEAN INCORPORATED+                                                                                 326,634
          4,691    WEATHERFORD INTERNATIONAL LIMITED+                                                                       196,037
          5,053    XTO ENERGY INCORPORATED                                                                                  237,744

                                                                                                                          4,600,444
                                                                                                                   ----------------
PAPER & ALLIED PRODUCTS - 0.33%
          1,447    BEMIS COMPANY INCORPORATED                                                                                49,169
          6,283    INTERNATIONAL PAPER COMPANY                                                                              214,250
          6,329    KIMBERLY-CLARK CORPORATION                                                                               430,056
          2,502    MEADWESTVACO CORPORATION                                                                                  75,210
          1,028    OFFICEMAX INCORPORATED                                                                                    51,040
          1,837    PACTIV CORPORATION+                                                                                       65,563
          1,477    TEMPLE-INLAND INCORPORATED                                                                                67,986

                                                                                                                            953,274
                                                                                                                   ----------------
PERSONAL SERVICES - 0.06%
          1,884    CINTAS CORPORATION                                                                                        74,814
          4,451    H & R BLOCK INCORPORATED                                                                                 102,551

                                                                                                                            177,365
                                                                                                                   ----------------

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PETROLEUM REFINING & RELATED INDUSTRIES - 3.94%
            789    ASHLAND INCORPORATED                                                                            $         54,583
         30,107    CHEVRON CORPORATION                                                                                    2,213,768
         22,729    CONOCOPHILLIPS                                                                                         1,635,352
         80,552    EXXON MOBIL CORPORATION                                                                                6,172,700
          3,738    HESS CORPORATION                                                                                         185,293
          4,854    MARATHON OIL CORPORATION                                                                                 449,005
          2,583    MURPHY OIL CORPORATION<<                                                                                 131,346
          1,700    SUNOCO INCORPORATED<<                                                                                    106,012
          8,350    VALERO ENERGY CORPORATION                                                                                427,186

                                                                                                                         11,375,245
                                                                                                                   ----------------
PRIMARY METAL INDUSTRIES - 0.29%
         11,975    ALCOA INCORPORATED                                                                                       359,370
          1,391    ALLEGHENY TECHNOLOGIES INCORPORATED                                                                      126,136
          4,172    NUCOR CORPORATION                                                                                        228,042
          1,636    UNITED STATES STEEL CORPORATION                                                                          119,657

                                                                                                                            833,205
                                                                                                                   ----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.56%
         10,793    CBS CORPORATION CLASS B                                                                                  336,526
            898    DOW JONES & COMPANY INCORPORATED<<                                                                        34,124
          1,150    E.W. SCRIPPS COMPANY CLASS A                                                                              57,431
          3,236    GANNETT COMPANY INCORPORATED                                                                             195,649
          4,891    MCGRAW-HILL COMPANIES INCORPORATED                                                                       332,686
            534    MEREDITH CORPORATION                                                                                      30,091
          1,985    NEW YORK TIMES COMPANY CLASS A<<                                                                          48,355
          2,994    RR DONNELLEY & SONS COMPANY                                                                              106,407
          2,632    TRIBUNE COMPANY                                                                                           81,013
          9,657    VIACOM INCORPORATED CLASS B+<<                                                                           396,227

                                                                                                                          1,618,509
                                                                                                                   ----------------
RAILROAD TRANSPORTATION - 0.41%
          4,960    BURLINGTON NORTHERN SANTA FE CORPORATION                                                                 366,098
          6,010    CSX CORPORATION                                                                                          206,924
          5,481    NORFOLK SOUTHERN CORPORATION                                                                             275,639
          3,725    UNION PACIFIC CORPORATION                                                                                342,775

                                                                                                                          1,191,436
                                                                                                                   ----------------
REAL ESTATE - 0.06%
          2,551    CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                              84,693
          2,960    REALOGY CORPORATION+                                                                                      89,747

                                                                                                                            174,440
                                                                                                                   ----------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.04%
          2,451    GOODYEAR TIRE & RUBBER COMPANY+<<                                                                         51,446
          1,113    SEALED AIR CORPORATION                                                                                    72,256

                                                                                                                            123,702
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.01%
          3,341    AMERIPRISE FINANCIAL INCORPORATED                                                               $        182,085
          1,620    BEAR STEARNS COMPANIES INCORPORATED                                                                      263,704
         14,126    CHARLES SCHWAB CORPORATION                                                                               273,197
            480    CHICAGO MERCANTILE EXCHANGE                                                                              244,680
          5,896    E*TRADE FINANCIAL CORPORATION+                                                                           132,188
          1,247    FEDERATED INVESTORS INCORPORATED CLASS B                                                                  42,124
          2,302    FRANKLIN RESOURCES INCORPORATED                                                                          253,611
          5,881    GOLDMAN SACHS GROUP INCORPORATED                                                                       1,172,377
          1,815    LEGG MASON INCORPORATED                                                                                  172,516
          7,320    LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    571,838
         12,208    MERRILL LYNCH & COMPANY INCORPORATED                                                                   1,136,565
         14,619    MORGAN STANLEY                                                                                         1,190,425
          3,641    T. ROWE PRICE GROUP INCORPORATED                                                                         159,367

                                                                                                                          5,794,677
                                                                                                                   ----------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.14%
         21,604    CORNING INCORPORATED+                                                                                    404,211
                                                                                                                   ----------------
TOBACCO PRODUCTS - 0.96%
         28,946    ALTRIA GROUP INCORPORATED                                                                              2,484,146
          2,367    REYNOLDS AMERICAN INCORPORATED<<                                                                         154,967
          2,222    UST INCORPORATED                                                                                         129,320

                                                                                                                          2,768,433
                                                                                                                   ----------------
TRANSPORTATION BY AIR - 0.22%
          4,234    FEDEX CORPORATION                                                                                        459,897
         10,935    SOUTHWEST AIRLINES COMPANY                                                                               167,524

                                                                                                                            627,421
                                                                                                                   ----------------
TRANSPORTATION EQUIPMENT - 1.81%
         10,920    BOEING COMPANY                                                                                           970,133
          1,267    BRUNSWICK CORPORATION                                                                                     40,417
         26,087    FORD MOTOR COMPANY<<                                                                                     195,913
          5,588    GENERAL DYNAMICS CORPORATION                                                                             415,468
          7,811    GENERAL MOTORS CORPORATION<<                                                                             239,954
          2,353    GENUINE PARTS COMPANY                                                                                    111,603
          1,723    GOODRICH CORPORATION                                                                                      78,483
          3,578    HARLEY-DAVIDSON INCORPORATED                                                                             252,142
         11,276    HONEYWELL INTERNATIONAL INCORPORATED                                                                     510,126
          2,550    ITT CORPORATION                                                                                          144,891
          2,704    JOHNSON CONTROLS INCORPORATED                                                                            232,328
          4,917    LOCKHEED MARTIN CORPORATION                                                                              452,708
          4,770    NORTHROP GRUMMAN CORPORATION                                                                             322,929
          3,429    PACCAR INCORPORATED                                                                                      222,542
          1,732    TEXTRON INCORPORATED                                                                                     162,410
         13,861    UNITED TECHNOLOGIES CORPORATION                                                                          866,590

                                                                                                                          5,218,637
                                                                                                                   ----------------
TRANSPORTATION SERVICES - 0.02%
          1,828    SABRE HOLDINGS CORPORATION                                                                                58,295
                                                                                                                   ----------------

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
WATER TRANSPORTATION - 0.10%
          6,145    CARNIVAL CORPORATION                                                                            $        301,412
                                                                                                                   ----------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.60%
          2,652    AMERISOURCEBERGEN CORPORATION                                                                            119,234
          1,087    BROWN-FORMAN CORPORATION CLASS B                                                                          72,003
          5,593    CARDINAL HEALTH INCORPORATED                                                                             360,357
          1,847    DEAN FOODS COMPANY+                                                                                       78,091
          4,087    MCKESSON CORPORATION                                                                                     207,211
          4,052    MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                     216,539
          2,596    NIKE INCORPORATED CLASS B                                                                                257,082
          2,843    SUPERVALU INCORPORATED                                                                                   101,637
          8,536    SYSCO CORPORATION                                                                                        313,797

                                                                                                                          1,725,951
                                                                                                                   ----------------
WHOLESALE TRADE-DURABLE GOODS - 0.05%
          1,919    PATTERSON COMPANIES INCORPORATED+                                                                         68,144
          1,010    W.W. GRAINGER INCORPORATED                                                                                70,620

                                                                                                                            138,764
                                                                                                                   ----------------
TOTAL COMMON STOCKS (COST $151,162,031)                                                                                 175,759,594
                                                                                                                   ----------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
US TREASURY SECURITIES - 34.27%

US TREASURY BONDS - 34.27%
$     6,889,000    US TREASURY BOND<<                                                    6.63%        02/15/2027          8,395,969
      6,477,000    US TREASURY BOND<<                                                    6.38         08/15/2027          7,707,125
     15,787,000    US TREASURY BOND<<                                                    6.13         11/15/2027         18,316,614
      8,567,000    US TREASURY BOND<<                                                    5.50         08/15/2028          9,255,033
      7,888,000    US TREASURY BOND<<                                                    5.25         11/15/2028          8,271,925
      8,282,000    US TREASURY BOND<<                                                    5.25         02/15/2029          8,685,748
      8,142,000    US TREASURY BOND<<                                                    6.13         08/15/2029          9,515,963
     12,528,000    US TREASURY BOND<<                                                    6.25         05/15/2030         14,923,980
     12,837,000    US TREASURY BOND<<                                                    5.38         02/15/2031         13,750,635

                                                                                                                         98,822,992
                                                                                                                   ----------------
TOTAL US TREASURY SECURITIES (COST $94,115,385)                                                                          98,822,992
                                                                                                                   ----------------
COLLATERAL FOR SECURITIES LENDING - 38.22%

COLLATERAL INVESTED IN OTHER ASSETS - 38.22%
        234,848    ABBEY NATIONAL TREASURY SERVICES PLC+/-++                             5.46         01/16/2007            234,862
      1,565,653    AMERICAN EXPRESS BANK FSB+/-                                          5.31         01/26/2007          1,565,684
        340,359    AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                              5.43         11/21/2007            340,727
        987,042    AMERICAN GENERAL FINANCE CORPORATION+/-++                             5.40         01/15/2008            987,407
         28,250    AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                    5.33         07/10/2007             28,252
         34,036    AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                    5.46         09/27/2007             34,077
         61,231    AMSTEL FUNDING CORPORATION++                                          5.33         01/22/2007             61,052
         68,072    AMSTERDAM FUNDING CORPORATION++                                       5.41         01/25/2007             67,844
      1,541,828    AQUIFER FUNDING LLC++                                                 5.40         01/05/2007          1,541,150
        111,842    ATLANTIC ASSET SECURITIZATION CORPORATION                             5.34         01/30/2007            111,386

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       850,898    ATLAS CAPITAL FUNDING CORPORATION+/-++                                5.34%        05/10/2007   $        850,898
        125,048    ATLAS CAPITAL FUNDING CORPORATION++                                   5.41         01/03/2007            125,029
        680,719    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                     5.33         04/25/2007            680,766
        850,898    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                    5.35         10/25/2007            850,805
         47,446    ATOMIUM FUNDING CORPORATION++                                         5.33         02/08/2007             47,190
         37,371    ATOMIUM FUNDING CORPORATION++                                         5.34         02/06/2007             37,181
         84,886    ATOMIUM FUNDING CORPORATION++                                         5.36         02/07/2007             84,441
         67,391    ATOMIUM FUNDING CORPORATION++                                         5.39         02/16/2007             66,950
         85,090    BANK ONE NA (LLLINOIS) SERIES BKNT+/-                                 5.42         01/12/2007             85,092
      2,212,336    BEAR STEARNS & COMPANY INCORPORATED+/-                                5.39         02/23/2007          2,212,336
        175,285    BEAR STEARNS & COMPANY INCORPORATED+/-                                5.94         09/27/2007            176,149
        340,359    BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                     5.44         10/03/2007            340,666
         65,349    BEAR STEARNS & COMPANY INCORPORATED SERIES MTNB+/-                    5.53         01/16/2007             65,353
      3,403,594    BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                   (MATURITY VALUE $3,405,621)                                           5.36         01/02/2007          3,403,594
        510,539    BETA FINANCE INCORPORATED SERIES MTN+/-++                             5.34         07/17/2007            510,697
      5,956,289    BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $5,959,836)          5.36         01/02/2007          5,956,289
        151,902    BUCKINGHAM CDO LLC                                                    5.35         03/15/2007            150,310
        850,898    BUCKINGHAM II CDO LLC++                                               5.32         01/22/2007            848,414
        169,635    BUCKINGHAM II CDO LLC                                                 5.35         01/25/2007            169,067
      4,594,852    BUCKINGHAM III CDO LLC++                                              5.35         01/16/2007          4,585,478
        170,180    CAIRN HIGH GRADE FUNDING I LLC++                                      5.33         01/12/2007            169,931
      1,497,581    CAIRN HIGH GRADE FUNDING I LLC++                                      5.33         02/01/2007          1,491,037
        238,252    CAIRN HIGH GRADE FUNDING I LLC                                        5.34         03/22/2007            235,512
         13,274    CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                         5.44         08/20/2007             13,285
         12,627    CEDAR SPRINGS CAPITAL COMPANY++                                       5.33         01/08/2007             12,616
        278,584    CEDAR SPRINGS CAPITAL COMPANY++                                       5.33         03/02/2007            276,191
        124,776    CEDAR SPRINGS CAPITAL COMPANY                                         5.34         02/02/2007            124,213
         16,337    CEDAR SPRINGS CAPITAL COMPANY                                         5.35         03/07/2007             16,185
         28,454    CEDAR SPRINGS CAPITAL COMPANY++                                       5.36         03/12/2007             28,168
        900,285    CEDAR SPRINGS CAPITAL COMPANY++                                       5.37         01/05/2007            899,888
         61,299    CEDAR SPRINGS CAPITAL COMPANY                                         5.38         01/11/2007             61,218
         22,123    CHEYNE FINANCE LLC                                                    5.33         03/22/2007             21,869
        357,377    CHEYNE FINANCE LLC++                                                  5.38         04/13/2007            352,135
         44,247    CHEYNE FINANCE LLC++                                                  5.40         01/23/2007             44,111
      3,654,077    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $3,656,253)            5.36         01/02/2007          3,654,077
         71,305    CLIPPER RECEIVABLES CORPORATION                                       5.40         01/19/2007             71,128
         41,183    CLIPPER RECEIVABLES CORPORATION                                       5.41         01/09/2007             41,141
         48,978    CLIPPER RECEIVABLES CORPORATION                                       5.43         01/03/2007             48,970
          8,509    CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                            5.33         01/17/2007              8,490
        415,238    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                    5.36         01/22/2007            414,026
      3,587,388    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                    5.41         01/19/2007          3,578,491
        170,180    CREDIT SUISSE (NEW YORK) SERIES YCD+/-                                5.36         03/27/2007            170,055
        153,162    CREDIT SUISSE FIRST BOSTON USA INCORPORATED SERIES MTN+/-             5.47         04/05/2007            153,221
         77,942    CREDIT SUISSE FIRST BOSTON USA INCORPORATED SERIES MTN+/-             5.72         10/29/2007             78,225
          8,509    CROWN POINT CAPITAL COMPANY                                           5.36         04/17/2007              8,379
         34,036    CROWN POINT CAPITAL COMPANY++                                         5.39         01/12/2007             33,986
      1,876,537    DEER VALLEY FUNDING LLC                                               5.32         01/23/2007          1,870,795
        282,771    DEER VALLEY FUNDING LLC++                                             5.34         01/24/2007            281,863

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       102,108    DEER VALLEY FUNDING LLC                                               5.34%        01/25/2007   $        101,766
        656,077    DEER VALLEY FUNDING LLC++                                             5.34         02/06/2007            652,737
        250,845    DEER VALLEY FUNDING LLC++                                             5.35         01/29/2007            249,857
        408,431    DEER VALLEY FUNDING LLC++                                             5.35         02/27/2007            405,103
         77,432    DEUTSCHE BANK AG (NEW YORK) SERIES YCD+/-                             5.34         03/15/2007             77,150
     16,337,250    FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $16,346,980)        5.36         01/02/2007         16,337,250
      1,701,797    FIVE FINANCE INCORPORATED SERIES MTN+/-++                             5.37         01/25/2007          1,702,512
         14,704    FOX TROT CDO LIMITED++                                                5.34         04/11/2007             14,492
        932,789    FOX TROT CDO LIMITED                                                  5.39         01/02/2007            932,789
        399,480    GALLEON CAPITAL LLC                                                   5.40         01/02/2007            399,480
         68,072    GALLEON CAPITAL LLC                                                   5.40         01/18/2007             67,913
        544,575    GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                         5.43         06/18/2007            544,575
        687,356    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                   5.42         06/22/2007            687,837
      1,158,583    GENWORTH FINANCIAL INCORPORATED+/-                                    5.51         06/15/2007          1,159,811
        303,124    GEORGE STREET FINANCE LLC++                                           5.38         01/16/2007            302,506
      2,127,757    GEORGE STREET FINANCE LLC++                                           5.38         01/29/2007          2,119,373
      1,307,593    GEORGE STREET FINANCE LLC                                             5.40         01/09/2007          1,306,259
        850,898    GERMAN RESIDENTIAL FUNDING+/-++                                       5.35         08/22/2007            850,898
        119,126    GOLDMAN SACHS GROUP INCORPORATED SERIES MTN1+/-                       5.51         01/09/2007            119,129
      1,701,797    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                       5.46         03/30/2007          1,702,341
        347,167    HBOS TREASURY SERVICES PLC+/-++                                       5.45         01/12/2007            347,180
        129,745    HUDSON-THAMES LLC                                                     5.33         01/08/2007            129,632
        772,786    HUDSON-THAMES LLC                                                     5.34         01/22/2007            770,529
        878,331    HUDSON-THAMES LLC                                                     5.34         02/05/2007            873,984
         54,458    HUDSON-THAMES LLC++                                                   5.38         02/20/2007             54,069
         57,521    HUDSON-THAMES LLC++                                                   5.38         03/05/2007             57,002
         23,825    IBM CORPORATION SERIES MTN+/-                                         5.36         06/28/2007             23,835
      1,191,258    ING USA ANNUITY & LIFE INSURANCE+/-                                   5.42         09/17/2007          1,191,258
          8,509    IRISH LIFE & PERMANENT PLC++                                          5.35         04/04/2007              8,395
        776,019    K2 (USA) LLC                                                          5.38         01/23/2007            773,645
      2,178,300    KAUPTHING BANK SERIES MTN+/-++                                        5.43         03/20/2007          2,177,777
        170,180    KLIO FUNDING CORPORATION++                                            5.36         01/23/2007            169,659
         34,036    KLIO FUNDING CORPORATION++                                            5.37         01/25/2007             33,922
      1,516,573    LA FAYETTE ASSET SECURITIZATION CORPORATION++                         5.35         01/08/2007          1,515,254
         37,712    LA FAYETTE ASSET SECURITIZATION CORPORATION                           5.37         01/17/2007             37,629
      1,495,913    LA FAYETTE ASSET SECURITIZATION CORPORATION                           5.38         01/02/2007          1,495,913
        146,491    LA FAYETTE ASSET SECURITIZATION CORPORATION++                         5.38         01/16/2007            146,192
        112,489    LA FAYETTE ASSET SECURITIZATION CORPORATION++                         5.39         03/15/2007            111,310
        174,604    LA FAYETTE ASSET SECURITIZATION CORPORATION++                         5.41         01/10/2007            174,400
        340,359    LEGACY CAPITAL CORPORATION                                            5.42         01/04/2007            340,261
        190,942    LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                  5.49         04/20/2007            191,066
        136,144    LIBERTY LIGHT US CAPITAL SERIES MTN1+/-++                             5.46         04/16/2007            136,216
         43,600    LIBERTY STREET FUNDING CORPORATION++                                  5.35         01/29/2007             43,428
        156,565    LIBERTY STREET FUNDING CORPORATION                                    5.39         01/19/2007            156,177
         85,090    LIBERTY STREET FUNDING CORPORATION++                                  5.40         01/23/2007             84,829
      1,701,797    LIQUID FUNDING LIMITED+/-++                                           5.32         08/15/2007          1,646,812
        850,898    LIQUID FUNDING LIMITED++                                              5.34         03/05/2007            843,223
         51,054    MANE FUNDING CORPORATION                                              5.40         01/29/2007             50,853

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       102,108    MBIA GLOBAL FUNDING LLC+/-++                                          5.35%        02/20/2007   $        102,112
          5,786    MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                   5.40         08/24/2007              5,788
        102,108    MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                   5.47         08/27/2007            102,242
        158,267    MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                   5.50         01/26/2007            158,285
         17,018    MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                   5.52         04/20/2007             17,030
         25,527    MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                   5.60         01/02/2008             25,588
         20,422    METLIFE GLOBAL FUNDING I+/-++                                         5.43         03/16/2007             20,428
         34,036    MORGAN STANLEY+/-                                                     5.48         01/19/2007             34,039
        132,740    MORGAN STANLEY+/-                                                     5.50         02/15/2007            132,764
        218,851    MORGAN STANLEY+/-                                                     5.51         01/12/2007            218,858
        523,303    MORGAN STANLEY SERIES EXL+/-                                          5.41         01/15/2008            523,313
        850,898    NATEXIS BANQUES POPULAIRES+/-++                                       5.37         11/09/2007            850,320
      1,342,718    NATIONWIDE BUILDING SOCIETY+/-++                                      5.49         07/20/2007          1,343,913
         74,164    NIEUW AMSTERDAM RECEIVABLES CORPORATION                               5.32         03/27/2007             73,257
         61,537    NORTH SEA FUNDING                                                     5.38         02/21/2007             61,089
        170,180    PRUDENTIAL FUNDING                                                    5.36         01/05/2007            170,105
      1,598,157    RACERS TRUST SERIES 2004-6-MM+/-++                                    5.37         06/22/2007          1,598,185
         78,929    RANGER FUNDING CORPORATION                                            5.36         01/17/2007             78,756
        111,298    ROYAL BANK OF SCOTLAND PLC+/-++                                       5.36         03/30/2007            111,330
         11,879    SAINT GERMAIN FUNDING++                                               5.32         01/16/2007             11,854
         51,054    SAINT GERMAIN FUNDING                                                 5.41         01/08/2007             51,009
        816,863    SEDNA FINANCE INCORPORATED SERIES MTN+/-++                            5.33         04/11/2007            816,961
        612,647    SEDNA FINANCE INCORPORATED SERIES MTN+/-++                            5.33         10/26/2007            612,598
        680,719    SLM CORPORATION+/-++                                                  5.35         01/11/2008            680,916
      2,388,472    SLM CORPORATION SERIES MTNA+/-                                        5.50         01/25/2007          2,388,735
        174,264    SLM CORPORATION SERIES MTN1+/-                                        5.59         07/25/2007            174,504
         20,422    SVENSKA HANDELSBANKEN INCORPORATED                                    5.32         01/26/2007             20,350
      4,254,492    TASMAN FUNDING INCORPORATED++                                         5.34         01/16/2007          4,245,813
      1,076,284    TASMAN FUNDING INCORPORATED++                                         5.40         01/22/2007          1,073,142
         77,296    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  5.31         01/11/2007             77,194
         41,422    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                    5.35         01/04/2007             41,410
         68,072    THUNDER BAY FUNDING LLC++                                             5.36         01/31/2007             67,784
        223,888    THUNDER BAY FUNDING LLC++                                             5.41         01/11/2007            223,595
        128,894    TIERRA ALTA FUNDING I LIMITED                                         5.36         01/23/2007            128,500
      3,403,594    TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                             5.51         12/31/2007          3,403,594
        654,137    TRAVELERS INSURANCE COMPANY+/-                                        5.42         02/09/2007            654,124
          8,713    TULIP FUNDING CORPORATION                                             5.36         04/25/2007              8,570
        850,898    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                    5.36         03/09/2007            851,060
        125,933    VERSAILLES CDS LLC++                                                  5.34         01/17/2007            125,657
        718,941    VERSAILLES CDS LLC++                                                  5.35         01/11/2007            717,999
        425,449    VERSAILLES CDS LLC++                                                  5.36         01/04/2007            425,326
        170,180    VERSAILLES CDS LLC                                                    5.36         01/16/2007            169,833
        646,683    VERSAILLES CDS LLC                                                    5.40         01/19/2007            645,079
         51,054    VETRA FINANCE CORPORATION++                                           5.36         03/02/2007             50,615
        573,165    VETRA FINANCE CORPORATION++                                           5.37         03/13/2007            567,325
        850,898    WAL-MART STORES INCORPORATED SERIES MTN+/-                            5.26         03/28/2007            850,924
      1,191,258    WHISTLEJACKET CAPITAL LIMITED++                                       5.40         01/08/2007          1,190,226
        525,991    WHITE PINE FINANCE LLC                                                5.35         01/22/2007            524,455

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        34,036    WHITE PINE FINANCE LLC                                                5.39%        01/16/2007   $         33,967
         40,230    WORLD OMNI VEHICLE LEASING INCORPORATED++                             5.36         01/12/2007             40,172
         38,563    WORLD OMNI VEHICLE LEASING INCORPORATED++                             5.36         01/16/2007             38,484

                                                                                                                        110,235,757
                                                                                                                   ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $110,235,757)                                                        $    110,235,757
                                                                                                                   ----------------

SHARES
SHORT-TERM INVESTMENTS - 4.47%

MUTUAL FUNDS - 2.98%

      8,582,237    WELLS FARGO MONEY MARKET TRUST~++                                                                      8,582,237
                                                                                                                   ----------------

PRINCIPAL
US TREASURY BILLS - 1.49%
$       160,000    US TREASURY BILL^#                                                    4.97         02/08/2007            159,231
         25,000    US TREASURY BILL^#                                                    4.85         05/10/2007             24,570
         75,000    US TREASURY BILL^#                                                    4.94         05/10/2007             73,709
      4,125,000    US TREASURY BILL^#                                                    4.96         05/10/2007          4,053,984

                                                                                                                          4,311,494
                                                                                                                   ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $12,892,529)                                                                          12,893,731
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES

(COST $368,405,702)*                         137.91%                                                               $    397,712,074
OTHER ASSETS AND LIABILITIES, NET            (37.91)                                                                   (109,324,914)
                                             ------                                                                ----------------
TOTAL NET ASSETS                             100.00%                                                               $    288,387,160
                                             ======                                                                ================

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

##    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,680,699.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $369,828,592 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION               $ 49,056,864
      GROSS UNREALIZED DEPRECIATION                (21,173,382)
                                                  ------------
      NET UNREALIZED APPRECIATION (DEPRECIATION)  $ 27,883,482

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 96.59%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 3.37%
         15,300    JONES APPAREL GROUP INCORPORATED                                                                $        511,479
          6,990    VF CORPORATION                                                                                           573,739

                                                                                                                          1,085,218
                                                                                                                   ----------------
BUSINESS SERVICES - 5.32%
         27,700    MICROSOFT CORPORATION                                                                                    827,122
          8,470    OMNICOM GROUP INCORPORATED                                                                               885,454

                                                                                                                          1,712,576
                                                                                                                   ----------------
CHEMICALS & ALLIED PRODUCTS - 5.77%
         19,500    AVON PRODUCTS INCORPORATED                                                                               644,280
         11,340    COLGATE-PALMOLIVE COMPANY                                                                                739,822
          3,200    HENKEL KGAA ADR                                                                                          470,917

                                                                                                                          1,855,019
                                                                                                                   ----------------
COMMUNICATIONS - 3.32%
         38,462    VODAFONE GROUP PLC ADR                                                                                 1,068,474
                                                                                                                   ----------------
DEPOSITORY INSTITUTIONS - 7.44%
         17,670    BANK OF AMERICA CORPORATION                                                                              943,401
         12,395    JPMORGAN CHASE & COMPANY                                                                                 598,679
         12,600    STATE STREET CORPORATION                                                                                 849,744

                                                                                                                          2,391,824
                                                                                                                   ----------------
EATING & DRINKING PLACES - 4.89%
         17,100    ARAMARK CORPORATION CLASS B                                                                              571,995
         22,596    MCDONALD'S CORPORATION                                                                                 1,001,681

                                                                                                                          1,573,676
                                                                                                                   ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.72%
         20,700    AMERICAN POWER CONVERSION CORPORATION                                                                    633,213
         42,700    FLEXTRONICS INTERNATIONAL LIMITED+                                                                       490,196
         21,800    GENERAL ELECTRIC COMPANY                                                                                 811,178
         17,500    MOLEX INCORPORATED CLASS A                                                                               484,750
         18,960    NOKIA OYJ ADR                                                                                            385,267

                                                                                                                          2,804,604
                                                                                                                   ----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.34%
         14,190    QUEST DIAGNOSTICS INCORPORATED                                                                           752,070
                                                                                                                   ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.95%
         13,570    ILLINOIS TOOL WORKS INCORPORATED                                                                         626,798
                                                                                                                   ----------------
FOOD & KINDRED PRODUCTS - 3.29%

          9,730    ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    478,716
          7,300    DIAGEO PLC ADR                                                                                           578,963

                                                                                                                          1,057,679
                                                                                                                   ----------------

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
GENERAL MERCHANDISE STORES - 1.95%
         27,400    BIG LOTS INCORPORATED+<<                                                                        $        628,008
                                                                                                                   ----------------
HOLDING & OTHER INVESTMENT OFFICES - 2.62%
            230    BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                                 843,180
                                                                                                                   ----------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.46%
         14,900    WILLIAMS-SONOMA INCORPORATED                                                                             468,456
                                                                                                                   ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.88%
         19,400    DELL INCORPORATED+                                                                                       486,746
         18,000    DOVER CORPORATION                                                                                        882,360
          7,200    EATON CORPORATION                                                                                        541,008
         13,560    PITNEY BOWES INCORPORATED                                                                                626,336

                                                                                                                          2,536,450
                                                                                                                   ----------------
INSURANCE AGENTS, BROKERS & SERVICE - 2.05%
         16,600    WILLIS GROUP HOLDINGS LIMITED                                                                            659,186
                                                                                                                   ----------------
INSURANCE CARRIERS - 7.16%
         12,500    ALLSTATE CORPORATION                                                                                     813,875
          9,150    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                655,689
         11,400    MBIA INCORPORATED                                                                                        832,884

                                                                                                                          2,302,448
                                                                                                                   ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.76%
         13,290    BAXTER INTERNATIONAL INCORPORATED                                                                        616,523
          4,500    BECTON DICKINSON & COMPANY                                                                               315,675
         34,880    BOSTON SCIENTIFIC CORPORATION+                                                                           599,238

                                                                                                                          1,531,436
                                                                                                                   ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 4.21%
          4,730    HASBRO INCORPORATED                                                                                      128,893
          6,000    JOHNSON & JOHNSON                                                                                        396,120
         27,250    TYCO INTERNATIONAL LIMITED                                                                               828,400

                                                                                                                          1,353,413
                                                                                                                   ----------------
MISCELLANEOUS RETAIL - 1.36%
         15,500    ZALE CORPORATION+<<                                                                                      437,255
                                                                                                                   ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 6.61%
         17,500    AMERICAN EXPRESS COMPANY                                                                               1,061,725
         15,200    COUNTRYWIDE FINANCIAL CORPORATION                                                                        645,240
          6,180    FREDDIE MAC                                                                                              419,622

                                                                                                                          2,126,587
                                                                                                                   ----------------
PAPER & ALLIED PRODUCTS - 2.37%
         11,240    KIMBERLY-CLARK CORPORATION                                                                               763,758
                                                                                                                   ----------------
PETROLEUM REFINING & RELATED INDUSTRIES - 3.06%
         12,830    EXXON MOBIL CORPORATION                                                                                  983,163
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PRIMARY METAL INDUSTRIES - 0.96%
          6,800    HUBBELL INCORPORATED CLASS B                                                                    $        307,428
                                                                                                                   ----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.65%
          8,800    GANNETT COMPANY INCORPORATED                                                                             532,048
                                                                                                                   ----------------
WATER TRANSPORTATION - 2.08%
         13,640    CARNIVAL CORPORATION                                                                                     669,043
                                                                                                                   ----------------
TOTAL COMMON STOCKS (COST $26,506,457)                                                                                   31,069,797
                                                                                                                   ----------------
COLLATERAL FOR SECURITIES LENDING - 3.45%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.15%
          1,338    FEDERATED INVESTORS PRIME OBLIGATIONS FUND 10                                                              1,338
         46,902    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    46,902
          1,117    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                            1,117

                                                                                                                             49,357
                                                                                                                   ----------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 3.30%
$         5,025    AMERICAN GENERAL FINANCE CORPORATION+/-++                            5.40%        01/15/2008               5,027
         13,958    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    5.33         04/25/2007              13,959
         13,958    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                   5.35         10/25/2007              13,957
         13,958    BANCO SANTANDER TOTTA LN+/-++                                        5.35         01/16/2008              13,959
         13,958    BANK OF AMERICA NA SERIES BKNT+/-                                    5.36         06/19/2007              13,961
          9,212    BANK ONE NA (LLLINOIS) SERIES BKNT+/-                                5.42         01/12/2007               9,213
          1,908    BARTON CAPITAL LLC++                                                 5.37         01/25/2007               1,902
          3,350    BEAR STEARNS & COMPANY INCORPORATED SERIES MTNB+/-                   5.53         01/16/2007               3,350
        120,040    BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                   $120,111)                                                            5.36         01/02/2007             120,040
         31,562    BUCKINGHAM III CDO LLC++                                             5.35         01/16/2007              31,498
          5,583    CEDAR SPRINGS CAPITAL COMPANY++                                      5.31         01/17/2007               5,571
          1,787    CHEYNE FINANCE LLC++                                                 5.33         01/23/2007               1,781
         12,841    CHEYNE FINANCE LLC                                                   5.35         03/16/2007              12,705
         13,958    CHEYNE FINANCE LLC SERIES MTN+/-++                                   5.34         07/16/2007              13,960
        107,556    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $107,620)             5.36         01/02/2007             107,556
          2,519    CLIPPER RECEIVABLES CORPORATION                                      5.39         01/10/2007               2,516
         20,965    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                   5.35         01/29/2007              20,883
         27,916    CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                        5.31         06/25/2007              27,917
         13,958    DEER VALLEY FUNDING LLC                                              5.32         01/23/2007              13,915
         12,283    DEER VALLEY FUNDING LLC++                                            5.35         02/27/2007              12,183
          2,563    DEER VALLEY FUNDING LLC++                                            5.35         02/28/2007               2,542
            558    DEER VALLEY FUNDING LLC                                              5.37         01/19/2007                 557
         27,916    FIVE FINANCE INCORPORATED SERIES MTN+/-++                            5.37         06/13/2007              27,924
         22,913    FOX TROT CDO LIMITED++                                               5.38         01/22/2007              22,846
         16,750    GEORGE STREET FINANCE LLC++                                          5.41         01/29/2007              16,684
          8,012    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                      5.46         03/30/2007               8,015
          1,117    HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                          5.42         05/15/2007               1,117
          1,954    HBOS TREASURY SERVICES PLC+/-++                                      5.45         01/12/2007               1,954
         20,088    HUDSON-THAMES LLC                                                    5.32         03/21/2007              19,860

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$         5,663    HUDSON-THAMES LLC                                                    5.35%        01/24/2007    $          5,644
         11,346    HUDSON-THAMES LLC++                                                  5.36         02/20/2007              11,265
          4,248    HUDSON-THAMES LLC++                                                  5.37         01/23/2007               4,235
          1,005    HUDSON-THAMES LLC++                                                  5.38         02/28/2007                 997
         19,541    IBM CORPORATION SERIES MTN+/-                                        5.36         06/28/2007              19,550
         36,291    ING USA ANNUITY & LIFE INSURANCE+/-                                  5.42         09/17/2007              36,291
         13,958    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                           5.35         01/25/2008              13,958
          8,375    KAUPTHING BANK SERIES MTN+/-++                                       5.43         03/20/2007               8,373
          2,076    KLIO FUNDING CORPORATION++                                           5.33         01/25/2007               2,069
          8,081    KLIO FUNDING CORPORATION++                                           5.34         01/23/2007               8,056
         55,833    KLIO III FUNDING CORPORATION++                                       5.39         01/23/2007              55,662
         22,525    LA FAYETTE ASSET SECURITIZATION CORPORATION                          5.33         02/02/2007              22,423
         11,074    LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.37         01/12/2007              11,058
          1,876    LEGACY CAPITAL CORPORATION                                           5.33         01/16/2007               1,872
          9,873    LIBERTY LIGHTHOUSE FUNDING COMPANY                                   5.38         01/18/2007               9,850
         13,958    LIQUID FUNDING LIMITED++                                             5.34         03/05/2007              13,832
         21,216    LIQUID FUNDING LIMITED++                                             5.35         01/02/2007              21,216
          3,350    LIQUID FUNDING LIMITED SERIES MTN+/-++                               5.32         02/20/2007               3,350
         13,958    LIQUID FUNDING LIMITED SERIES MTN+/-++                               5.32         03/06/2007              13,960
          5,583    MBIA GLOBAL FUNDING LLC+/-++                                         5.35         02/20/2007               5,583
         13,958    MORGAN STANLEY+/-                                                    5.32         07/12/2007              13,958
         13,958    MORGAN STANLEY+/-                                                    5.50         07/27/2007              13,970
          9,394    MORGAN STANLEY+/-                                                    5.51         01/12/2007               9,394
          2,582    MORGAN STANLEY SERIES EXL+/-                                         5.41         01/15/2008               2,582
         10,002    NATIONWIDE BUILDING SOCIETY+/-++                                     5.49         07/20/2007              10,011
         27,916    NORTHERN ROCK PLC+/-++SS.                                            5.35         02/05/2008              27,920
          8,214    PARAGON MORTGAGES PLC SERIES 12A+/-++                                5.33         05/15/2007               8,214
         13,958    PREMIUM ASSET TRUST SERIES 06-B+/-++                                 5.40         12/16/2007              13,958
          2,258    RACERS TRUST SERIES 2004-6-MM+/-++                                   5.37         06/22/2007               2,258
         11,167    SLM CORPORATION+/-++                                                 5.35         01/11/2008              11,170
          1,117    STANFIELD VICTORIA FUNDING++                                         5.34         04/16/2007               1,100
         40,199    TASMAN FUNDING INCORPORATED++                                        5.39         01/22/2007              40,082
         31,076    TICONDEROGA FUNDING LLC                                              5.37         01/30/2007              30,950
          3,228    TRAVELERS INSURANCE COMPANY+/-                                       5.42         02/09/2007               3,228
         13,958    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                   5.36         06/15/2007              13,960
         13,958    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                   5.36         03/09/2007              13,961
          4,034    VERSAILLES CDS LLC++                                                 5.32         01/17/2007               4,025
          3,383    VERSAILLES CDS LLC                                                   5.33         03/22/2007               3,345
         10,838    WHITE PINE FINANCE LLC                                               5.35         01/11/2007              10,824
          9,603    ZELA FINANCE INCORPORATED++                                          5.36         03/12/2007               9,504

                                                                                                                          1,061,010
                                                                                                                   ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,110,367)                                                                 1,110,367
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SHORT-TERM INVESTMENTS - 3.09%
        993,983    WELLS FARGO MONEY MARKET TRUST~##                                                               $        993,983

TOTAL SHORT-TERM INVESTMENTS (COST $993,983)                                                                                993,983
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $28,610,807)*                           103.13%                                                              $     33,174,147
OTHER ASSETS AND LIABILITIES, NET              (3.13)                                                                    (1,005,314)
                                              ------                                                               ----------------
TOTAL NET ASSETS                              100.00%                                                              $     32,168,833
                                              ======                                                               ================

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

##    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $993,983.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $28,634,868 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION               $ 5,132,828
         GROSS UNREALIZED DEPRECIATION                  (593,549)
                                                     -----------
         NET UNREALIZED APPRECIATION (DEPRECIATION)  $ 4,539,279

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.17%

AEROSPACE, DEFENSE - 1.49%
        135,433    BE AEROSPACE INCORPORATED+                                                                      $      3,477,919
                                                                                                                   ----------------
AMUSEMENT & RECREATION SERVICES - 2.56%
         23,300    HARRAH'S ENTERTAINMENT INCORPORATED                                                                    1,927,376
         83,800    LIFE TIME FITNESS INCORPORATED+                                                                        4,065,138

                                                                                                                          5,992,514
                                                                                                                   ----------------
APPAREL & ACCESSORY STORES - 3.98%
         21,996    ABERCROMBIE & FITCH COMPANY CLASS A                                                                    1,531,581
         77,500    AEROPOSTALE INCORPORATED+                                                                              2,392,425
        218,980    CASUAL MALE RETAIL GROUP INCORPORATED+                                                                 2,857,689
         22,539    UNDER ARMOUR INCORPORATED+                                                                             1,137,093
         60,300    URBAN OUTFITTERS INCORPORATED+                                                                         1,388,709

                                                                                                                          9,307,497
                                                                                                                   ----------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.19%
         24,700    GUESS? INCORPORATED+                                                                                   1,566,721
         24,200    PHILLIPS-VAN HEUSEN CORPORATION                                                                        1,214,114

                                                                                                                          2,780,835
                                                                                                                   ----------------
BUSINESS SERVICES - 11.17%
        241,000    BEA SYSTEMS INCORPORATED+                                                                              3,031,780
         56,500    CERNER CORPORATION+                                                                                    2,570,750
        109,100    CITRIX SYSTEMS INCORPORATED+                                                                           2,951,155
         66,500    COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                    5,131,140
        130,330    EMAGEON INCORPORATED+                                                                                  2,001,869
         26,300    F5 NETWORKS INCORPORATED+                                                                              1,951,723
         92,900    ROBERT HALF INTERNATIONAL INCORPORATED                                                                 3,448,448
        200,250    THE TRIZETTO GROUP INCORPORATED+                                                                       3,678,593
         41,635    TRANSACTION SYSTEMS ARCHITECTS INCORPORATED+                                                           1,356,052

                                                                                                                         26,121,510
                                                                                                                   ----------------
CHEMICALS & ALLIED PRODUCTS - 0.50%
         24,614    DIGENE CORPORATION+                                                                                    1,179,503
                                                                                                                   ----------------
COMMUNICATIONS - 10.31%
        144,200    AMERICAN TOWER CORPORATION CLASS A+                                                                    5,375,776
         78,600    EQUINIX INCORPORATED+                                                                                  5,943,732
         40,700    LEAP WIRELESS INTERNATIONAL INCORPORATED+                                                              2,420,429
        111,579    NII HOLDINGS INCORPORATED+                                                                             7,190,151
         59,400    SBA COMMUNICATIONS CORPORATION+                                                                        1,633,500
        108,500    XM SATELLITE RADIO HOLDINGS INCORPORATED CLASS A+                                                      1,567,825

                                                                                                                         24,131,413
                                                                                                                   ----------------
ELECTRIC, GAS & SANITARY SERVICES - 2.42%
        103,100   COVANTA HOLDING CORPORATION+                                                                            2,272,324
        130,100   WILLIAMS COMPANIES INCORPORATED                                                                         3,398,212

                                                                                                                          5,670,536
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.54%
         57,357    CIENA CORPORATION+                                                                              $      1,589,362
         76,100    CYMER INCORPORATED+                                                                                    3,344,595
          4,050    FIRST SOLAR INCORPORATED+                                                                                120,690
         23,750    HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                           2,372,863
         58,100    MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                2,274,034
        176,600    MICROSEMI CORPORATION+                                                                                 3,470,190
        110,600    TESSERA TECHNOLOGIES INCORPORATED+                                                                     4,461,604

                                                                                                                         17,633,338
                                                                                                                   ----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.11%
         44,300    GEN-PROBE INCORPORATED+                                                                                2,319,991
         15,400    SAIC INCORPORATED+                                                                                       273,966

                                                                                                                          2,593,957
                                                                                                                   ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.19%
        138,100    LADISH COMPANY INCORPORATED+                                                                           5,120,748
                                                                                                                   ----------------
HEALTH SERVICES - 3.03%
         66,200    COVANCE INCORPORATED+                                                                                  3,899,842
         65,100    PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                  3,183,390

                                                                                                                          7,083,232
                                                                                                                   ----------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 2.87%
         54,409    FOSTER WHEELER LIMITED+                                                                                3,000,112
         72,800    MCDERMOTT INTERNATIONAL INCORPORATED+                                                                  3,702,608

                                                                                                                          6,702,720
                                                                                                                   ----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.35%
        174,400    HILTON HOTELS CORPORATION                                                                              6,086,560
         37,200    ORIENT EXPRESS HOTELS LIMITED CLASS A                                                                  1,760,304

                                                                                                                          7,846,864
                                                                                                                   ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.86%
         52,300    ASTEC INDUSTRIES INCORPORATED+                                                                         1,835,730
         54,300    GAMESTOP CORPORATION CLASS A+                                                                          2,992,473
         50,600    RACKABLE SYSTEMS INCORPORATED+                                                                         1,567,082
         40,800    TEREX CORPORATION+                                                                                     2,634,864

                                                                                                                          9,030,149
                                                                                                                   ----------------
INSURANCE CARRIERS - 2.17%
        138,500    ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                   5,066,330
                                                                                                                   ----------------
JUSTICE, PUBLIC ORDER & SAFETY - 0.95%
         49,000    CORRECTIONS CORPORATION OF AMERICA+                                                                    2,216,270
                                                                                                                   ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 8.56%
        212,500    AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                        3,935,500
         36,400    C.R. BARD INCORPORATED                                                                                 3,020,108
         81,700    DENTSPLY INTERNATIONAL INCORPORATED                                                                    2,438,745
         56,400    DEXCOM INCORPORATED+                                                                                     556,104
         66,500    ENERGY CONVERSION DEVICES INCORPORATED+                                                                2,259,670

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (CONTINUED)
        196,100    EV3 INCORPORATED+<<                                                                             $      3,378,803
         47,000    HAEMONETICS CORPORATION+                                                                               2,115,940
         47,300    RESMED INCORPORATED+<<                                                                                 2,328,106

                                                                                                                         20,032,976
                                                                                                                   ----------------
MEDICAL MANAGEMENT SERVICES - 1.15%
         53,600    COVENTRY HEALTH CARE INCORPORATED+                                                                     2,682,680
                                                                                                                   ----------------
METAL MINING - 3.77%
        185,394    GOLDCORP INCORPORATED                                                                                  5,272,605
        141,200    PAN AMERICAN SILVER CORPORATION+<<                                                                     3,554,004

                                                                                                                          8,826,609
                                                                                                                   ----------------
MISCELLANEOUS RETAIL - 1.01%
         96,600    COLDWATER CREEK INCORPORATED+                                                                          2,368,632
                                                                                                                   ----------------
OIL & GAS EXTRACTION - 6.77%
         28,900    CANADIAN NATURAL RESOURCES LIMITED                                                                     1,538,347
        139,900    CHESAPEAKE ENERGY CORPORATION                                                                          4,064,095
         70,300    NEWFIELD EXPLORATION COMPANY+                                                                          3,230,285
        160,500    TETRA TECHNOLOGIES INCORPORATED+                                                                       4,105,590
         84,600    TODCO+                                                                                                 2,890,782

                                                                                                                         15,829,099
                                                                                                                   ----------------
PACKAGED FOODS - 1.34%
         79,650    IHS INCORPORATED+                                                                                      3,144,582
                                                                                                                   ----------------
PERSONAL SERVICES - 0.76%
         58,200    COINSTAR INCORPORATED+                                                                                 1,779,174
                                                                                                                   ----------------
PRIMARY METAL INDUSTRIES - 2.39%
         71,500    PRECISION CASTPARTS CORPORATION                                                                        5,597,020
                                                                                                                   ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.94%
         42,300    NUVEEN INVESTMENTS CLASS A                                                                             2,194,524
                                                                                                                   ----------------
TRANSPORTATION BY AIR - 1.79%
         87,000    AMR CORPORATION+                                                                                       2,630,010
         37,900    CONTINENTAL AIRLINES INCORPORATED CLASS B+                                                             1,563,375

                                                                                                                          4,193,385
                                                                                                                   ----------------
TRANSPORTATION EQUIPMENT - 1.14%
         26,300    SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                880,261
         34,300    TRIUMPH GROUP INCORPORATED                                                                             1,798,349

                                                                                                                          2,678,610
                                                                                                                   ----------------
TRANSPORTATION SERVICES - 1.07%
        143,350    HERTZ GLOBAL HOLDINGS INCORPORATED+<<                                                                  2,492,857
                                                                                                                   ----------------
WATER TRANSPORTATION - 0.57%
         81,600    AEGEAN MARINE PETROLEUM NETWORK INCORPORATED+                                                          1,338,240
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
WHOLESALE TRADE NON-DURABLE GOODS - 2.76%
         96,750    CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                       $     2,873,475
         66,900    MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                   3,575,136
                                                                                                                   ----------------
                                                                                                                          6,448,611
                                                                                                                   ----------------
WHOLESALE TRADE-DURABLE GOODS - 3.46%
         64,233    CONCEPTUS INCORPORATED+                                                                                1,367,521
         85,800    CYTYC CORPORATION+                                                                                     2,428,140
        109,300    RELIANCE STEEL & ALUMINUM COMPANY                                                                      4,304,233
                                                                                                                   ----------------
                                                                                                                          8,099,894
                                                                                                                   ----------------
TOTAL COMMON STOCKS (COST $196,856,302)                                                                                 229,662,228
                                                                                                                   ----------------
RIGHTS - 0.00%
         90,400    SEAGATE TECHNOLOGY RIGHTS+(A)                                                                                  0

TOTAL RIGHTS (COST $0)                                                                                                            0
                                                                                                                   ----------------
COLLATERAL FOR SECURITIES LENDING - 4.01%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.18%
         11,294    FEDERATED INVESTORS PRIME OBLIGATIONS FUND 10                                                             11,294
        395,967    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   395,967
          9,427    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                            9,427
                                                                                                                   ----------------
                                                                                                                            416,688
                                                                                                                   ----------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 3.83%
$        42,423    AMERICAN GENERAL FINANCE CORPORATION+/-++                           5.40%         01/15/2008              42,438
        117,841    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                   5.33          04/25/2007             117,849
        117,841    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                  5.35          10/25/2007             117,828
        117,841    BANCO SANTANDER TOTTA LN+/-++                                       5.35          01/16/2008             117,852
        117,841    BANK OF AMERICA NA SERIES BKNT+/-                                   5.36          06/19/2007             117,869
         77,775    BANK ONE NA (LLLINOIS) SERIES BKNT+/-                               5.42          01/12/2007              77,777
         16,111    BARTON CAPITAL LLC++                                                5.37          01/25/2007              16,057
         28,282    BEAR STEARNS & COMPANY INCORPORATED SERIES MTNB+/-                  5.53          01/16/2007              28,284
      1,013,433    BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                   $1,014,037)                                                         5.36          01/02/2007           1,013,433
        266,462    BUCKINGHAM III CDO LLC++                                            5.35          01/16/2007             265,919
         47,136    CEDAR SPRINGS CAPITAL COMPANY++                                     5.31          01/17/2007              47,033
         15,084    CHEYNE FINANCE LLC++                                                5.33          01/23/2007              15,037
        108,414    CHEYNE FINANCE LLC                                                  5.35          03/16/2007             107,261
        117,841    CHEYNE FINANCE LLC SERIES MTN+/-++                                  5.34          07/16/2007             117,854
        908,039    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $908,580)            5.36          01/02/2007             908,039
         21,268    CLIPPER RECEIVABLES CORPORATION                                     5.39          01/10/2007              21,243
        176,997    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                  5.35          01/29/2007             176,300
        235,682    CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                       5.31          06/25/2007             235,687
        117,841    DEER VALLEY FUNDING LLC                                             5.32          01/23/2007             117,480
        103,700    DEER VALLEY FUNDING LLC++                                           5.35          02/27/2007             102,855
         21,640    DEER VALLEY FUNDING LLC++                                           5.35          02/28/2007              21,461
          4,714    DEER VALLEY FUNDING LLC                                             5.37          01/19/2007               4,702
        235,682    FIVE FINANCE INCORPORATED SERIES MTN+/-++                           5.37          06/13/2007             235,746
        193,443    FOX TROT CDO LIMITED++                                              5.38          01/22/2007             192,878

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

      VT DISCOVERY FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       141,409    GEORGE STREET FINANCE LLC++                                         5.41%         01/29/2007    $        140,852
         67,641    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                     5.46          03/30/2007              67,662
          9,427    HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                         5.42          05/15/2007               9,430
         16,498    HBOS TREASURY SERVICES PLC+/-++                                     5.45          01/12/2007              16,498
        169,592    HUDSON-THAMES LLC                                                   5.32          03/21/2007             167,667
         47,806    HUDSON-THAMES LLC                                                   5.35          01/24/2007              47,652
         95,786    HUDSON-THAMES LLC++                                                 5.36          02/20/2007              95,103
         35,861    HUDSON-THAMES LLC++                                                 5.37          01/23/2007              35,752
          8,485    HUDSON-THAMES LLC++                                                 5.38          02/28/2007               8,414
        164,977    IBM CORPORATION SERIES MTN+/-                                       5.36          06/28/2007             165,048
        306,387    ING USA ANNUITY & LIFE INSURANCE+/-                                 5.42          09/17/2007             306,387
        117,841    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                          5.35          01/25/2008             117,843
         70,705    KAUPTHING BANK SERIES MTN+/-++                                      5.43          03/20/2007              70,688
         17,525    KLIO FUNDING CORPORATION++                                          5.33          01/25/2007              17,467
         68,221    KLIO FUNDING CORPORATION++                                          5.34          01/23/2007              68,012
        471,364    KLIO III FUNDING CORPORATION++                                      5.39          01/23/2007             469,922
        190,167    LA FAYETTE ASSET SECURITIZATION CORPORATION                         5.33          02/02/2007             189,310
         93,490    LA FAYETTE ASSET SECURITIZATION CORPORATION++                       5.37          01/12/2007              93,354
         15,838    LEGACY CAPITAL CORPORATION                                          5.33          01/16/2007              15,806
         83,356    LIBERTY LIGHTHOUSE FUNDING COMPANY                                  5.38          01/18/2007              83,162
        117,841    LIQUID FUNDING LIMITED++                                            5.34          03/05/2007             116,778
        179,118    LIQUID FUNDING LIMITED++                                            5.35          01/02/2007             179,118
         28,282    LIQUID FUNDING LIMITED SERIES MTN+/-++                              5.32          02/20/2007              28,283
        117,841    LIQUID FUNDING LIMITED SERIES MTN+/-++                              5.32          03/06/2007             117,855
         47,136    MBIA GLOBAL FUNDING LLC+/-++                                        5.35          02/20/2007              47,138
        117,841    MORGAN STANLEY+/-                                                   5.32          07/12/2007             117,841
        117,841    MORGAN STANLEY+/-                                                   5.50          07/27/2007             117,939
         79,307    MORGAN STANLEY+/-                                                   5.51          01/12/2007              79,309
         21,801    MORGAN STANLEY SERIES EXL+/-                                        5.41          01/15/2008              21,801
         84,445    NATIONWIDE BUILDING SOCIETY+/-++                                    5.49          07/20/2007              84,520
        235,682    NORTHERN ROCK PLC+/-++SS.                                           5.35          02/05/2008             235,717
         69,343    PARAGON MORTGAGES PLC SERIES 12A+/-++                               5.33          05/15/2007              69,343
        117,841    PREMIUM ASSET TRUST SERIES 06-B+/-++                                5.40          12/16/2007             117,841
         19,067    RACERS TRUST SERIES 2004-6-MM+/-++                                  5.37          06/22/2007              19,067
         94,273    SLM CORPORATION+/-++                                                5.35          01/11/2008              94,300
          9,427    STANFIELD VICTORIA FUNDING++                                        5.34          04/16/2007               9,285
        339,382    TASMAN FUNDING INCORPORATED++                                       5.39          01/22/2007             338,391
        262,361    TICONDEROGA FUNDING LLC                                             5.37          01/30/2007             261,291
         27,250    TRAVELERS INSURANCE COMPANY+/-                                      5.42          02/09/2007              27,249
        117,841    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                  5.36          06/15/2007             117,854
        117,841    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                  5.36          03/09/2007             117,863
         34,056    VERSAILLES CDS LLC++                                                5.32          01/17/2007              33,981
         28,565    VERSAILLES CDS LLC                                                  5.33          03/22/2007              28,236
         91,497    WHITE PINE FINANCE LLC                                              5.35          01/11/2007              91,377
         81,075    ZELA FINANCE INCORPORATED++                                         5.36          03/12/2007              80,264

                                                                                                                          8,957,552
                                                                                                                   ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $9,374,240)                                                                 9,374,240
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SHORT-TERM INVESTMENTS - 2.10%
      4,913,819    WELLS FARGO MONEY MARKET TRUST~++                                                               $      4,913,819

TOTAL SHORT-TERM INVESTMENTS (COST $4,913,819)                                                                            4,913,819
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
 (COST $211,144,361)*                                   104.28%                                                     $    243,950,287
OTHER ASSETS AND LIABILITIES, NET                       (4.28)                                                          (10,003,538)
                                                       ------                                                      ----------------
TOTAL NET ASSETS                                       100.00%                                                     $    233,946,749
                                                       ======                                                      ================

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

##    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,913,819.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $212,336,534 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

       GROSS UNREALIZED APPRECIATION                   $   38,545,249
       GROSS UNREALIZED DEPRECIATION                       (6,931,496)
                                                       --------------
       NET UNREALIZED APPRECIATION (DEPRECIATION)      $   31,613,753

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 99.08%

BUSINESS SERVICES - 1.36%
         52,900    MICROSOFT CORPORATION                                                                           $      1,579,594
                                                                                                                   ----------------
CHEMICALS & ALLIED PRODUCTS - 12.69%
         54,350    ABBOTT LABORATORIES                                                                                    2,647,389
         16,860    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                  1,184,921
         17,800    COLGATE-PALMOLIVE COMPANY                                                                              1,161,272
         57,300    E.I. DU PONT DE NEMOURS & COMPANY                                                                      2,791,083
         86,855    PFIZER INCORPORATED                                                                                    2,249,545
         39,490    PROCTER & GAMBLE COMPANY                                                                               2,538,022
         21,789    ROHM & HAAS COMPANY                                                                                    1,113,854
         21,000    WYETH                                                                                                  1,069,320

                                                                                                                         14,755,406
                                                                                                                   ----------------
COMMUNICATIONS - 4.23%
         11,700    ALLTEL CORPORATION                                                                                       707,616
         48,745    AT & T INCORPORATED                                                                                    1,742,634
         61,549    VERIZON COMMUNICATIONS INCORPORATED                                                                    2,292,085
         12,476    WINDSTREAM CORPORATION                                                                                   177,409

                                                                                                                          4,919,744
                                                                                                                   ----------------
DEPOSITORY INSTITUTIONS - 14.99%
         63,055    BANK OF AMERICA CORPORATION                                                                            3,366,506
         91,740    CITIGROUP INCORPORATED                                                                                 5,109,918
         30,700    FIFTH THIRD BANCORP                                                                                    1,256,551
         55,870    JPMORGAN CHASE & COMPANY                                                                               2,698,521
         68,500    US BANCORP                                                                                             2,479,015
         44,200    WACHOVIA CORPORATION                                                                                   2,517,190

                                                                                                                         17,427,701
                                                                                                                   ----------------
EATING & DRINKING PLACES - 1.78%
         46,750    MCDONALD'S CORPORATION                                                                                 2,072,428
                                                                                                                   ----------------
ELECTRIC, GAS & SANITARY SERVICES - 6.67%
         18,320    DOMINION RESOURCES INCORPORATED                                                                        1,535,949
         20,822    FIRSTENERGY CORPORATION                                                                                1,255,567
         33,750    FPL GROUP INCORPORATED                                                                                 1,836,675
          5,185    KINDER MORGAN INCORPORATED                                                                               548,314
         43,900    MDU RESOURCES GROUP INCORPORATED                                                                       1,125,596
         21,880    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                           1,452,394

                                                                                                                          7,754,495
                                                                                                                   ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.51%
         31,575    CISCO SYSTEMS INCORPORATED+                                                                              862,945
         37,490    EMERSON ELECTRIC COMPANY                                                                               1,652,934
        100,930    GENERAL ELECTRIC COMPANY                                                                               3,755,605
         71,565    INTEL CORPORATION                                                                                      1,449,191
         49,475    MOTOROLA INCORPORATED                                                                                  1,017,206
         56,750    NOKIA OYJ ADR                                                                                          1,153,160

                                                                                                                          9,891,041
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.72%
         37,045    FORTUNE BRANDS INCORPORATED                                                                     $      3,163,273
                                                                                                                   ----------------
FOOD & KINDRED PRODUCTS - 1.98%
         36,765    PEPSICO INCORPORATED                                                                                   2,299,651
                                                                                                                   ----------------
GENERAL MERCHANDISE STORES - 2.56%
         16,166    FEDERATED DEPARTMENT STORES INCORPORATED                                                                 616,410
         41,340    TARGET CORPORATION                                                                                     2,358,447

                                                                                                                          2,974,857
                                                                                                                   ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.42%
         22,159    3M COMPANY                                                                                             1,726,851
         44,815    HEWLETT-PACKARD COMPANY                                                                                1,845,930
         16,060    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            1,560,229

                                                                                                                          5,133,010
                                                                                                                   ----------------
INSURANCE CARRIERS - 7.67%
         26,150    ALLSTATE CORPORATION                                                                                   1,702,627
         35,638    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              2,553,819
         30,400    METLIFE INCORPORATED                                                                                   1,793,904
         53,450    ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                              2,869,731

                                                                                                                          8,920,081
                                                                                                                   ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.03%
          7,715    BECTON DICKINSON & COMPANY                                                                               541,207
         15,765    BIOMET INCORPORATED                                                                                      650,622

                                                                                                                          1,191,829
                                                                                                                   ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.73%
         30,445    JOHNSON & JOHNSON                                                                                      2,009,979
                                                                                                                   ----------------
MISCELLANEOUS RETAIL - 0.53%
          8,600    EXPRESS SCRIPTS INCORPORATED+                                                                            615,760
                                                                                                                   ----------------
MOTION PICTURES - 1.92%
         65,600    TIME WARNER INCORPORATED                                                                               1,428,768
         23,400    WALT DISNEY COMPANY                                                                                      801,918

                                                                                                                          2,230,686
                                                                                                                   ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.15%
         41,270    AMERICAN EXPRESS COMPANY                                                                               2,503,851
                                                                                                                   ----------------
OIL & GAS EXTRACTION - 1.80%
         36,900    HALLIBURTON COMPANY                                                                                    1,145,745
         19,500    TIDEWATER INCORPORATED                                                                                   943,020

                                                                                                                          2,088,765
                                                                                                                   ----------------
PETROLEUM REFINING & RELATED INDUSTRIES - 11.11%
         22,709    BRITISH PETROLEUM PLC ADR                                                                              1,523,774
         49,025    CHEVRON CORPORATION                                                                                    3,604,808
         44,950    CONOCOPHILLIPS                                                                                         3,234,153
         59,314    EXXON MOBIL CORPORATION                                                                                4,545,232

                                                                                                                         12,907,967
                                                                                                                   ----------------

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.08%
          3,077    IDEARC INCORPORATED+<<                                                                          $         88,156
                                                                                                                   ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.54%
          2,534    AMERIPRISE FINANCIAL INCORPORATED                                                                        138,103
         48,835    MORGAN STANLEY                                                                                         3,976,634

                                                                                                                          4,114,737
                                                                                                                   ----------------
TOBACCO PRODUCTS - 1.76%
         23,770    ALTRIA GROUP INCORPORATED                                                                              2,039,941
                                                                                                                   ----------------
TRANSPORTATION EQUIPMENT - 2.58%
         39,458    HONEYWELL INTERNATIONAL INCORPORATED                                                                   1,785,080
         19,500    UNITED TECHNOLOGIES CORPORATION                                                                        1,219,140

                                                                                                                          3,004,220
                                                                                                                   ----------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.27%
         40,240    SYSCO CORPORATION                                                                                      1,479,217
                                                                                                                   ----------------
TOTAL COMMON STOCKS (COST $88,268,061)                                                                                  115,166,389
                                                                                                                   ----------------

COLLATERAL FOR SECURITIES LENDING - 0.08%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.00%
            110    FEDERATED INVESTORS PRIME OBLIGATIONS FUND 10                                                                110
          3,845    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                     3,845
             92    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                               92

                                                                                                                              4,047
                                                                                                                   ----------------

PRINCIPAL                                                                          INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 0.08%
$           412    AMERICAN GENERAL FINANCE CORPORATION+/-++                            5.40%        01/15/2008                 412
          1,144    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    5.33         04/25/2007               1,145
          1,144    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                   5.35         10/25/2007               1,144
          1,144    BANCO SANTANDER TOTTA LN+/-++                                        5.35         01/16/2008               1,145
          1,144    BANK OF AMERICA NA SERIES BKNT+/-                                    5.36         06/19/2007               1,145
            755    BANK ONE NA (ILLINOIS) SERIES BKNT+/-                                5.42         01/12/2007                 755
            156    BARTON CAPITAL LLC++                                                 5.37         01/25/2007                 156
            275    BEAR STEARNS & COMPANY INCORPORATED SERIES MTNB+/-                   5.53         01/16/2007                 275
          9,842    BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY
                   VALUE $9,848)                                                        5.36         01/02/2007               9,842
          2,588    BUCKINGHAM III CDO LLC++                                             5.35         01/16/2007               2,583
            458    CEDAR SPRINGS CAPITAL COMPANY++                                      5.31         01/17/2007                 457
            146    CHEYNE FINANCE LLC++                                                 5.33         01/23/2007                 146
          1,053    CHEYNE FINANCE LLC                                                   5.35         03/16/2007               1,042
          1,144    CHEYNE FINANCE LLC SERIES MTN+/-++                                   5.34         07/16/2007               1,145
          8,819    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $8,824)               5.36         01/02/2007               8,819
            207    CLIPPER RECEIVABLES CORPORATION                                      5.39         01/10/2007                 206
          1,719    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                   5.35         01/29/2007               1,712
          2,289    CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                        5.31         06/25/2007               2,289
          1,144    DEER VALLEY FUNDING LLC                                              5.32         01/23/2007               1,141
          1,007    DEER VALLEY FUNDING LLC++                                            5.35         02/27/2007                 999
            210    DEER VALLEY FUNDING LLC++                                            5.35         02/28/2007                 208

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
                   COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$            46    DEER VALLEY FUNDING LLC                                              5.37%         01/19/2007   $             46
          2,289    FIVE FINANCE INCORPORATED SERIES MTN+/-++                            5.37          06/13/2007              2,289
          1,879    FOX TROT CDO LIMITED++                                               5.38          01/22/2007              1,873
          1,373    GEORGE STREET FINANCE LLC++                                          5.41          01/29/2007              1,368
            657    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                      5.46          03/30/2007                657
             92    HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                          5.42          05/15/2007                 92
            160    HBOS TREASURY SERVICES PLC+/-++                                      5.45          01/12/2007                160
          1,647    HUDSON-THAMES LLC                                                    5.32          03/21/2007              1,628
            464    HUDSON-THAMES LLC                                                    5.35          01/24/2007                463
            930    HUDSON-THAMES LLC++                                                  5.36          02/20/2007                924
            348    HUDSON-THAMES LLC++                                                  5.37          01/23/2007                347
             82    HUDSON-THAMES LLC++                                                  5.38          02/28/2007                 82
          1,602    IBM CORPORATION SERIES MTN+/-                                        5.36          06/28/2007              1,603
          2,976    ING USA ANNUITY & LIFE INSURANCE+/-                                  5.42          09/17/2007              2,976
          1,144    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                           5.35          01/25/2008              1,144
            687    KAUPTHING BANK SERIES MTN+/-++                                       5.43          03/20/2007                686
            170    KLIO FUNDING CORPORATION++                                           5.33          01/25/2007                170
            663    KLIO FUNDING CORPORATION++                                           5.34          01/23/2007                661
          4,578    KLIO III FUNDING CORPORATION++                                       5.39          01/23/2007              4,564
          1,847    LA FAYETTE ASSET SECURITIZATION CORPORATION                          5.33          02/02/2007              1,839
            908    LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.37          01/12/2007                907
            154    LEGACY CAPITAL CORPORATION                                           5.33          01/16/2007                153
            810    LIBERTY LIGHTHOUSE FUNDING COMPANY                                   5.38          01/18/2007                808
          1,144    LIQUID FUNDING LIMITED++                                             5.34          03/05/2007              1,134
          1,740    LIQUID FUNDING LIMITED++                                             5.35          01/02/2007              1,740
            275    LIQUID FUNDING LIMITED SERIES MTN+/-++                               5.32          02/20/2007                275
          1,144    LIQUID FUNDING LIMITED SERIES MTN+/-++                               5.32          03/06/2007              1,145
            458    MBIA GLOBAL FUNDING LLC+/-++                                         5.35          02/20/2007                458
          1,144    MORGAN STANLEY+/-                                                    5.32          07/12/2007              1,144
          1,144    MORGAN STANLEY+/-                                                    5.50          07/27/2007              1,145
            770    MORGAN STANLEY+/-                                                    5.51          01/12/2007                770
            212    MORGAN STANLEY SERIES EXL+/-                                         5.41          01/15/2008                212
            820    NATIONWIDE BUILDING SOCIETY+/-++                                     5.49          07/20/2007                821
          2,289    NORTHERN ROCK PLC+/-++SS.                                            5.35          02/05/2008              2,289
            673    PARAGON MORTGAGES PLC SERIES 12A+/-++                                5.33          05/15/2007                673
          1,144    PREMIUM ASSET TRUST SERIES 06-B+/-++                                 5.40          12/16/2007              1,144
            185    RACERS TRUST SERIES 2004-6-MM+/-++                                   5.37          06/22/2007                185
            916    SLM CORPORATION+/-++                                                 5.35          01/11/2008                916
             92    STANFIELD VICTORIA FUNDING++                                         5.34          04/16/2007                 90
          3,296    TASMAN FUNDING INCORPORATED++                                        5.39          01/22/2007              3,286
          2,548    TICONDEROGA FUNDING LLC                                              5.37          01/30/2007              2,534
            265    TRAVELERS INSURANCE COMPANY+/-                                       5.42          02/09/2007                265
          1,144    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                   5.36          06/15/2007              1,145
          1,144    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                   5.36          03/09/2007              1,145
            331    VERSAILLES CDS LLC++                                                 5.32          01/17/2007                330
            277    VERSAILLES CDS LLC                                                   5.33          03/22/2007                274

PORTFOLIO OF INVESTMENTS--DECEMBER 31,2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE             VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$           889    WHITE PINE FINANCE LLC                                               5.35%        01/11/2007    $            887
            787    ZELA FINANCE INCORPORATED++                                          5.36         03/12/2007                 779

                                                                                                                             86,992
                                                                                                                   ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $91,039)                                                                       91,039
                                                                                                                   ----------------

SHARES
SHORT-TERM INVESTMENTS - 0.87%
      1,005,507    WELLS FARGO MONEY MARKET TRUST~##                                                                      1,005,507
                                                                                                                   ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,005,507)                                                                            1,005,507
                                                                                                                   ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $89,364,607)*                             100.03%                                                            $    116,262,935

OTHER ASSETS AND LIABILITIES, NET                (0.03)                                                                     (30,733)
                                                ------                                                             ----------------
TOTAL NET ASSETS                                100.00%                                                            $    116,232,202
                                                ======                                                             ----------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

##    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,005,507.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $89,457,823 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                  $ 28,061,033
         GROSS UNREALIZED DEPRECIATION                    (1,255,921)
                                                        ------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)     $ 26,805,112

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 97.82%

AUSTRALIA - 3.53%
         17,000    ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          $        326,079
         24,447    PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING &
                   ALLIED INDUSTRIES)                                                                                       411,994
         17,000    QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                         387,135
          7,459    RIO TINTO LIMITED (METAL MINING)                                                                         437,459

                                                                                                                          1,562,667
                                                                                                                   ----------------
AUSTRIA - 0.54%
          8,900    TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                      238,493
                                                                                                                   ----------------
BELGIUM - 2.46%
          5,000    BELGACOM SA (COMMUNICATIONS)                                                                             220,249
          4,000    DELHAIZE GROUP (FOOD STORES)                                                                             333,443
         12,600    FORTIS (DEPOSITORY INSTITUTIONS)                                                                         537,565

                                                                                                                          1,091,257
                                                                                                                   ----------------
DENMARK - 0.16%
            709    CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                   70,413
                                                                                                                   ----------------
FRANCE - 12.36%
          4,900    ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                   EQUIPMENT)+                                                                                              664,286
         17,033    AXA SA (INSURANCE CARRIERS)                                                                              689,608
          8,600    BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                   552,067
          8,166    CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                   EQUIPMENT)                                                                                               512,565
          6,300    CARREFOUR SA (FOOD STORES)                                                                               382,050
          3,544    COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER &
                   MISCELLANEOUS PLASTICS PRODUCTS)                                                                         339,172
          4,274    LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                  451,068
          5,917    TECHNIP SA (OIL & GAS EXTRACTION)                                                                        406,157
         16,000    TOTAL SA (OIL & GAS EXTRACTION)                                                                        1,154,247
          8,400    VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                    328,327

                                                                                                                          5,479,547
                                                                                                                   ----------------
GERMANY - 8.75%
          3,500    ALLIANZ AG (INSURANCE CARRIERS)                                                                          715,016
          4,400    BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE
                   SERVICE STATIONS)                                                                                        252,715
         14,786    COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                 563,100
          7,800    DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                            481,869
          3,500    E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              475,091
          3,100    FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                              413,183
          7,300    METRO AG (FOOD STORES)                                                                                   465,531
          9,600    SAP AG (BUSINESS SERVICES)                                                                               510,192

                                                                                                                          3,876,697
                                                                                                                   ----------------
GREECE - 0.99%
         14,567    ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                  440,346
                                                                                                                   ----------------
HONG KONG - 5.18%
         46,000    CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                               566,255
         56,500    CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                        488,127
        352,000    CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL
                   COMPANIES)                                                                                               325,830

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
HONG KONG (CONTINUED)
        553,000    GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                $        249,544
         27,560    SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                            316,584
         57,000    TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                          348,084

                                                                                                                          2,294,424
                                                                                                                   ----------------
ITALY - 2.55%
         20,007    ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        672,930
         52,100    UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                        456,662

                                                                                                                          1,129,592
                                                                                                                   ----------------
JAPAN - 20.60%
         17,700    AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                              382,988
         21,000    BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                       164,464
         20,000    DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING
                   CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                                   347,885
         46,000    FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
                   COMPUTER EQUIPMENT)                                                                                      361,027
         16,000    KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                            431,579
          1,300    KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                   & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                 322,146
         15,900    MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                        561,153
             56    MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY
                   INSTITUTIONS)                                                                                            691,736
         37,000    MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                 553,422
         28,000    MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE
                   CARRIERS)                                                                                                306,340
          6,400    MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER
                   ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                            432,923
          6,000    NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL
                   EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                        92,668
         10,000    NIKKO CORDIAL CORPORATION (FINANCIAL)                                                                    114,701
         50,000    NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                            334,440
         45,000    NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE
                   SERVICE STATIONS)                                                                                        541,868
         24,400    NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS,
                   DEALERS, EXCHANGES & SERVICES)                                                                           460,300
            202    NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                 319,113
         16,400    OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   465,796
         11,000    SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
                   EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                       570,312
         22,000    SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL
                   CONTRACTORS & OPERATIVE BUILDERS)                                                                        320,373
         15,700    SONY CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT
                   STORES)                                                                                                  672,829
         65,000    SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY
                   INSTITUTIONS)                                                                                            681,652

                                                                                                                          9,129,715
                                                                                                                   ----------------
NETHERLANDS - 5.16%
          6,104    AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                              372,340
         24,000    ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING &
                   RELATED)+                                                                                                596,871
         14,000    ING GROEP NV (FINANCIAL SERVICES)                                                                        620,764
         16,100    KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                              228,892
         16,200    WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             465,973

                                                                                                                          2,284,840
                                                                                                                   ----------------
NORWAY - 1.11%
            518    ORKLA ASA (FOOD & KINDRED PRODUCTS)                                                                       29,326
         17,487    STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    463,454

                                                                                                                            492,780
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                    PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
RUSSIA - 0.46%
          2,300    LUKOIL ADR (OIL & GAS EXTRACTION)                                                               $        202,285
                                                                                                                   ----------------
SINGAPORE - 1.99%
        152,000    CAPITALAND LIMITED (REAL ESTATE)                                                                         614,442
         21,000    UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   265,623

                                                                                                                            880,065
                                                                                                                   ----------------
SPAIN - 1.72%
         20,000    BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                             481,552
         11,418    INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY &
                   COMPUTER EQUIPMENT)                                                                                      280,495

                                                                                                                            762,047
                                                                                                                   ----------------
SWEDEN - 2.08%
         12,300    SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING
                   CONSTRUCTION CONTRACTS)                                                                                  242,552
          6,538    SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                    237,322
        110,000    TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                 444,277

                                                                                                                            924,151
                                                                                                                   ----------------
SWITZERLAND - 8.89%
          5,200    HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                   OPERATIVE BUILDERS)                                                                                      476,684
         17,000    NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                980,098
          6,600    ROCHE HOLDING AG (HEALTH SERVICES)                                                                     1,183,504
            600    SWISSCOM AG (COMMUNICATIONS)                                                                             227,124
          8,400    UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                   SERVICES)                                                                                                510,480
          2,089    ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                        562,324

                                                                                                                          3,940,214
                                                                                                                   ----------------
UNITED KINGDOM - 19.29%
         52,043    AVIVA PLC (INSURANCE CARRIERS)                                                                           837,612
         57,000    BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                  475,158
         37,100    BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                   530,280
         43,000    BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                            439,489
         17,741    EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      280,498
         42,600    GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                      1,121,031
         24,414    HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                              445,038
        195,000    LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                           601,345
         34,522    NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                   & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                 498,164
         74,273    ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)+                                                              651,141
      2,725,819    ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                         5,417
         26,300    ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                     919,184
         29,000    SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                       317,692
         19,129    SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                371,359
        381,500    VODAFONE GROUP PLC (COMMUNICATIONS)                                                                    1,056,961

                                                                                                                          8,550,369
                                                                                                                   ----------------
TOTAL COMMON STOCKS (COST $34,167,622)                                                                                   43,349,902
                                                                                                                   ----------------

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SHORT-TERM INVESTMENTS - 1.64%
726,912            WELLS FARGO MONEY MARKET TRUST~++                                                               $        726,912

TOTAL SHORT-TERM INVESTMENTS (COST $726,912)                                                                                726,912
                                                                                                                   ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $34,894,534)*                  99.46%                                                                        $     44,076,814
OTHER ASSETS AND LIABILITIES, NET     0.54                                                                                  240,036
                                    ------                                                                         ----------------
TOTAL NET ASSETS                    100.00%                                                                        $     44,316,850
                                    ======                                                                         ================

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

##    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $726,912.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $34,959,032 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                     $9,460,516
         GROSS UNREALIZED DEPRECIATION                       (342,734)
                                                           ----------
         NET UNREALIZED APPRECIATION (DEPRECIATION)        $9,117,782

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

      VT LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 98.90%
APPAREL & ACCESSORY STORES - 5.99%
         42,200    GAP INCORPORATED                                                                                $        822,900
         23,700    ROSS STORES INCORPORATED                                                                                 694,410

                                                                                                                          1,517,310
                                                                                                                   ----------------

BUSINESS SERVICES - 7.56%
         36,000    FIRST DATA CORPORATION                                                                                   918,720
         33,396    MICROSOFT CORPORATION                                                                                    997,205

                                                                                                                          1,915,925
                                                                                                                   ----------------

CHEMICALS & ALLIED PRODUCTS - 13.28%
         29,100    MEDIMMUNE INCORPORATED+<<                                                                                941,967
         33,000    PFIZER INCORPORATED                                                                                      854,700
         24,000    TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                               745,920
         16,200    WYETH                                                                                                    824,904

                                                                                                                          3,367,491
                                                                                                                   ----------------

COMMUNICATIONS - 3.80%
         23,000    COMCAST CORPORATION SPECIAL CLASS A+                                                                     963,240
                                                                                                                   ----------------

DEPOSITORY INSTITUTIONS - 15.16%
         15,200    BANK OF AMERICA CORPORATION                                                                              811,528
         22,500    BANK OF NEW YORK COMPANY INCORPORATED                                                                    885,825
         18,200    CITIGROUP INCORPORATED                                                                                 1,013,740
         15,000    JPMORGAN CHASE & COMPANY                                                                                 724,500
         18,200    WESTERN UNION COMPANY                                                                                    408,044

                                                                                                                          3,843,637
                                                                                                                   ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 16.25%
         13,000    AMERICAN POWER CONVERSION CORPORATION                                                                    397,670
          2,500    ANALOG DEVICES INCORPORATED                                                                               82,175
         23,400    CISCO SYSTEMS INCORPORATED+                                                                              639,522
         26,200    GENERAL ELECTRIC COMPANY                                                                                 974,902
         39,800    INTEL CORPORATION                                                                                        805,950
         14,900    NOVELLUS SYSTEMS INCORPORATED+                                                                           512,858
         52,100    VISHAY INTERTECHNOLOGY INCORPORATED+                                                                     705,434

                                                                                                                          4,118,511
                                                                                                                   ----------------

GENERAL MERCHANDISE STORES - 7.33%
         60,000    DOLLAR GENERAL CORPORATION                                                                               963,600
         19,370    WAL-MART STORES INCORPORATED                                                                             894,507

                                                                                                                          1,858,107
                                                                                                                   ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.15%
          2,100    3M COMPANY                                                                                               163,653
         59,500    SYMBOL TECHNOLOGIES INCORPORATED                                                                         888,930

                                                                                                                          1,052,583
                                                                                                                   ----------------

INSURANCE CARRIERS - 3.96%
         14,000    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              1,003,240
                                                                                                                   ----------------

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

      VT LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.20%
         32,500    BOSTON SCIENTIFIC CORPORATION+                                                                  $        558,350
                                                                                                                   ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 4.84%
          4,500    JOHNSON & JOHNSON                                                                                        297,090
         30,600    TYCO INTERNATIONAL LIMITED                                                                               930,240

                                                                                                                          1,227,330
                                                                                                                   ----------------

MOTION PICTURES - 4.60%
         53,500    TIME WARNER INCORPORATED                                                                               1,165,230
                                                                                                                   ----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.06%
         10,000    CHEVRON CORPORATION                                                                                      735,300
          4,100    CONOCOPHILLIPS                                                                                           294,995

                                                                                                                          1,030,295
                                                                                                                   ----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 5.72%
          5,600    MERRILL LYNCH & COMPANY INCORPORATED                                                                     521,360
         11,400    MORGAN STANLEY                                                                                           928,301

                                                                                                                          1,449,661
                                                                                                                   ----------------

TOTAL COMMON STOCKS (COST $22,649,425)                                                                                   25,070,910
                                                                                                                   ----------------

COLLATERAL FOR SECURITIES LENDING - 3.91%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.17%
          1,196    FEDERATED INVESTORS PRIME OBLIGATIONS FUND 10                                                              1,196
         41,915    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    41,915
            998    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              998

                                                                                                                             44,109
                                                                                                                   ----------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 3.74%
$         4,491    AMERICAN GENERAL FINANCE CORPORATION+/-++                            5.40%        01/15/2008               4,492
         12,474    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    5.33         04/25/2007              12,475
         12,474    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                   5.35         10/25/2007              12,473
         12,474    BANCO SANTANDER TOTTA LOAN+/-++                                      5.35         01/16/2008              12,475
         12,474    BANK OF AMERICA NA SERIES BKNT+/-                                    5.36         06/19/2007              12,477
          8,233    BANK ONE NA (LLLINOIS) SERIES BKNT+/-                                5.42         01/12/2007               8,233
          1,705    BARTON CAPITAL LLC++                                                 5.37         01/25/2007               1,700
          2,994    BEAR STEARNS & COMPANY INCORPORATED SERIES MTNB+/-                   5.53         01/16/2007               2,994
        107,278    BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                   (MATURITY VALUE $107,342)                                            5.36         01/02/2007             107,278
         28,207    BUCKINGHAM III CDO LLC++                                             5.35         01/16/2007              28,149
          4,990    CEDAR SPRINGS CAPITAL COMPANY++                                      5.31         01/17/2007               4,979
          1,597    CHEYNE FINANCE LLC++                                                 5.33         01/23/2007               1,592
         11,476    CHEYNE FINANCE LLC                                                   5.35         03/16/2007              11,354
         12,474    CHEYNE FINANCE LLC SERIES MTN+/-++                                   5.34         07/16/2007              12,476
         96,121    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $96,178)              5.36         01/02/2007              96,121
          2,251    CLIPPER RECEIVABLES CORPORATION                                      5.39         01/10/2007               2,249
         18,736    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                   5.35         01/29/2007              18,662
         24,948    CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                        5.31         06/25/2007              24,949
         12,474    DEER VALLEY FUNDING LLC                                              5.32         01/23/2007              12,436

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

      VT LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        10,977    DEER VALLEY FUNDING LLC++                                            5.35%        02/27/2007    $         10,888
          2,291    DEER VALLEY FUNDING LLC++                                            5.35         02/28/2007               2,272
            499    DEER VALLEY FUNDING LLC                                              5.37         01/19/2007                 498
         24,948    FIVE FINANCE INCORPORATED SERIES MTN+/-++                            5.37         06/13/2007              24,955
         20,477    FOX TROT CDO LIMITED++                                               5.38         01/22/2007              20,417
         14,969    GEORGE STREET FINANCE LLC++                                          5.41         01/29/2007              14,910
          7,160    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                      5.46         03/30/2007               7,162
            998    HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                          5.42         05/15/2007                 998
          1,746    HBOS TREASURY SERVICES PLC+/-++                                      5.45         01/12/2007               1,746
         17,952    HUDSON-THAMES LLC                                                    5.32         03/21/2007              17,749
          5,061    HUDSON-THAMES LLC                                                    5.35         01/24/2007               5,044
         10,140    HUDSON-THAMES LLC++                                                  5.36         02/20/2007              10,067
          3,796    HUDSON-THAMES LLC++                                                  5.37         01/23/2007               3,785
            898    HUDSON-THAMES LLC++                                                  5.38         02/28/2007                 891
         17,464    IBM CORPORATION SERIES MTN+/-                                        5.36         06/28/2007              17,471
         32,433    ING USA ANNUITY & LIFE INSURANCE+/-                                  5.42         09/17/2007              32,433
         12,474    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                           5.35         01/25/2008              12,474
          7,485    KAUPTHING BANK SERIES MTN+/-++                                       5.43         03/20/2007               7,483
          1,855    KLIO FUNDING CORPORATION++                                           5.33         01/25/2007               1,849
          7,222    KLIO FUNDING CORPORATION++                                           5.34         01/23/2007               7,199
         49,897    KLIO III FUNDING CORPORATION++                                       5.39         01/23/2007              49,744
         20,130    LA FAYETTE ASSET SECURITIZATION CORPORATION                          5.33         02/02/2007              20,040
          9,897    LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.37         01/12/2007               9,882
          1,677    LEGACY CAPITAL CORPORATION                                           5.33         01/16/2007               1,673
          8,824    LIBERTY LIGHTHOUSE FUNDING COMPANY                                   5.38         01/18/2007               8,803
         12,474    LIQUID FUNDING LIMITED++                                             5.34         03/05/2007              12,362
         18,961    LIQUID FUNDING LIMITED++                                             5.35         01/02/2007              18,961
          2,994    LIQUID FUNDING LIMITED SERIES MTN+/-++                               5.32         02/20/2007               2,994
         12,474    LIQUID FUNDING LIMITED SERIES MTN+/-++                               5.32         03/06/2007              12,476
          4,990    MBIA GLOBAL FUNDING LLC+/-++                                         5.35         02/20/2007               4,990
         12,474    MORGAN STANLEY+/-                                                    5.32         07/12/2007              12,474
         12,474    MORGAN STANLEY+/-                                                    5.50         07/27/2007              12,485
          8,395    MORGAN STANLEY+/-                                                    5.51         01/12/2007               8,395
          2,308    MORGAN STANLEY SERIES EXL+/-                                         5.41         01/15/2008               2,308
          8,939    NATIONWIDE BUILDING SOCIETY+/-++                                     5.49         07/20/2007               8,947
         24,948    NORTHERN ROCK PLC+/-++SS.                                            5.35         02/05/2008              24,952
          7,340    PARAGON MORTGAGES PLC SERIES 12A+/-++                                5.33         05/15/2007               7,340
         12,474    PREMIUM ASSET TRUST SERIES 06-B+/-++                                 5.40         12/16/2007              12,474
          2,018    RACERS TRUST SERIES 2004-6-MM+/-++                                   5.37         06/22/2007               2,018
          9,979    SLM CORPORATION+/-++                                                 5.35         01/11/2008               9,982
            998    STANFIELD VICTORIA FUNDING++                                         5.34         04/16/2007                 983
         35,926    TASMAN FUNDING INCORPORATED++                                        5.39         01/22/2007              35,821
         27,773    TICONDEROGA FUNDING LLC                                              5.37         01/30/2007              27,659
          2,885    TRAVELERS INSURANCE COMPANY+/-                                       5.42         02/09/2007               2,884
         12,474    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                   5.36         06/15/2007              12,476
         12,474    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                   5.36         03/09/2007              12,477
          3,605    VERSAILLES CDS LLC++                                                 5.32         01/17/2007               3,597

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

      VT LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$         3,024    VERSAILLES CDS LLC                                                   5.33%        03/22/2007    $          2,989
          9,685    WHITE PINE FINANCE LLC                                               5.35         01/11/2007               9,673
          8,582    ZELA FINANCE INCORPORATED++                                          5.36         03/12/2007               8,496

                                                                                                                            948,210
                                                                                                                   ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $992,319)                                                                     992,319
                                                                                                                   ----------------

SHARES
SHORT-TERM INVESTMENTS - 1.18%
        297,686    WELLS FARGO MONEY MARKET TRUST~++                                                                        297,686

TOTAL SHORT-TERM INVESTMENTS (COST $297,686)                                                                                297,686
                                                                                                                   ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $23,939,430)*                                      103.99%                                                   $     26,360,915
OTHER ASSETS AND LIABILITIES, NET                         (3.99)                                                         (1,011,664)
                                                         ------                                                    ----------------
TOTAL NET ASSETS                                         100.00%                                                   $     25,349,251
                                                         ======                                                    ================

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

##    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $297,686.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $23,996,875 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                                  $3,216,538
      GROSS UNREALIZED DEPRECIATION                                    (852,498)
                                                                     ----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)                     $2,364,040

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 97.76%

APPAREL & ACCESSORY STORES - 2.21%
         35,000    KOHLS CORPORATION+                                                                              $      2,395,050
                                                                                                                   ----------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 6.08%
         54,000    FASTENAL COMPANY<<                                                                                     1,937,520
         45,100    HOME DEPOT INCORPORATED                                                                                1,811,216
         91,800    LOWE'S COMPANIES INCORPORATED                                                                          2,859,570

                                                                                                                          6,608,306
                                                                                                                   ----------------
BUSINESS SERVICES - 18.21%
         24,500    AUTOMATIC DATA PROCESSING INCORPORATED                                                                 1,206,625
        206,600    EBAY INCORPORATED+                                                                                     6,212,462
         54,800    FIRST DATA CORPORATION                                                                                 1,398,496
          7,700    GOOGLE INCORPORATED CLASS A+                                                                           3,545,696
        212,200    MICROSOFT CORPORATION                                                                                  6,336,292
         42,400    YAHOO! INCORPORATED+                                                                                   1,082,896

                                                                                                                         19,782,467
                                                                                                                   ----------------
CHEMICALS & ALLIED PRODUCTS - 8.30%
         50,500    AMGEN INCORPORATED+                                                                                    3,449,655
         49,500    GENENTECH INCORPORATED+                                                                                4,015,935
         25,100    GENZYME CORPORATION+                                                                                   1,545,658

                                                                                                                          9,011,248
                                                                                                                   ----------------
DEPOSITORY INSTITUTIONS - 1.13%
         54,800    WESTERN UNION COMPANY                                                                                  1,228,616
                                                                                                                   ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 16.00%
        230,500    CISCO SYSTEMS INCORPORATED+                                                                            6,299,565
        142,900    INTEL CORPORATION                                                                                      2,893,725
         61,300    LINEAR TECHNOLOGY CORPORATION                                                                          1,858,616
        185,400    NOKIA OYJ ADR                                                                                          3,767,328
         88,700    TEXAS INSTRUMENTS INCORPORATED                                                                         2,554,560

                                                                                                                         17,373,794
                                                                                                                   ----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 4.12%
        113,250    PAYCHEX INCORPORATED                                                                                   4,477,905
                                                                                                                   ----------------
GENERAL MERCHANDISE STORES - 4.96%
         64,900    TARGET CORPORATION                                                                                     3,702,545
         36,600    WAL-MART STORES INCORPORATED                                                                           1,690,188

                                                                                                                          5,392,733
                                                                                                                   ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.01%
         82,800    EMC CORPORATION+                                                                                       1,092,960
                                                                                                                   ----------------
INSURANCE CARRIERS - 4.48%
         67,875    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              4,863,923
                                                                                                                   ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.84%
        118,575    MEDTRONIC INCORPORATED                                                                                 6,344,948
                                                                                                                   ----------------

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
PERSONAL SERVICES - 2.00%
         54,800    CINTAS CORPORATION                                                                              $      2,176,108
                                                                                                                   ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 22.45%
        306,750    CHARLES SCHWAB CORPORATION                                                                             5,932,545
         40,900    FRANKLIN RESOURCES INCORPORATED                                                                        4,505,953
         53,775    GOLDMAN SACHS GROUP INCORPORATED                                                                      10,720,046
         34,000    LEGG MASON INCORPORATED                                                                                3,231,700

                                                                                                                         24,390,244
                                                                                                                   ----------------
TRANSPORTATION SERVICES - 0.97%
         25,700    CH ROBINSON WORLDWIDE INCORPORATED                                                                     1,050,873
                                                                                                                   ----------------
TOTAL COMMON STOCKS (COST $96,378,061)                                                                                  106,189,175
                                                                                                                   ----------------

COLLATERAL FOR SECURITIES LENDING - 1.82%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.08%
          2,382    FEDERATED INVESTORS PRIME OBLIGATIONS FUND 10                                                              2,382
         83,500    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    83,500
          1,988    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                            1,988

                                                                                                                             87,870
                                                                                                                   ----------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 1.74%
$         8,946    AMERICAN GENERAL FINANCE CORPORATION+/-++                            5.40%        01/15/2008               8,949
         24,850    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    5.33         04/25/2007              24,852
         24,850    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                   5.35         10/25/2007              24,847
         24,850    BANCO SANTANDER TOTTA LOAN+/-++                                      5.35         01/16/2008              24,852
         24,850    BANK OF AMERICA NA SERIES BKNT+/-                                    5.36         06/19/2007              24,856
         16,401    BANK ONE NA (ILLINOIS) SERIES BKNT+/-                                5.42         01/12/2007              16,401
          3,398    BARTON CAPITAL LLC++                                                 5.37         01/25/2007               3,386
        213,710    BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT
                   (MATURITY VALUE $213,838)                                            5.36         01/02/2007             213,710
          5,964    BEAR STEARNS & COMPANY INCORPORATED SERIES MTNB+/-                   5.53         01/16/2007               5,964
         56,191    BUCKINGHAM III CDO LLC++                                             5.35         01/16/2007              56,076
          9,940    CEDAR SPRINGS CAPITAL COMPANY++                                      5.31         01/17/2007               9,918
          3,181    CHEYNE FINANCE LLC++                                                 5.33         01/23/2007               3,171
         22,862    CHEYNE FINANCE LLC                                                   5.35         03/16/2007              22,619
         24,850    CHEYNE FINANCE LLC SERIES MTN+/-++                                   5.34         07/16/2007              24,853
        191,485    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $191,599)             5.36         01/02/2007             191,485
          4,485    CLIPPER RECEIVABLES CORPORATION                                      5.39         01/10/2007               4,480
         37,325    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                   5.35         01/29/2007              37,178
         49,700    CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                        5.31         06/25/2007              49,701
         24,850    DEER VALLEY FUNDING LLC                                              5.32         01/23/2007              24,774
         21,868    DEER VALLEY FUNDING LLC++                                            5.35         02/27/2007              21,690
          4,563    DEER VALLEY FUNDING LLC++                                            5.35         02/28/2007               4,526
            994    DEER VALLEY FUNDING LLC                                              5.37         01/19/2007                 992
         49,700    FIVE FINANCE INCORPORATED SERIES MTN+/-++                            5.37         06/13/2007              49,713
         40,793    FOX TROT CDO LIMITED++                                               5.38         01/22/2007              40,674
         29,820    GEORGE STREET FINANCE LLC++                                          5.41         01/29/2007              29,703

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        14,264    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                      5.46%        03/30/2007    $         14,268
          1,988    HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                          5.42         05/15/2007               1,989
          3,479    HBOS TREASURY SERVICES PLC+/-++                                      5.45         01/12/2007               3,479
         35,763    HUDSON-THAMES LLC                                                    5.32         03/21/2007              35,357
         10,081    HUDSON-THAMES LLC                                                    5.35         01/24/2007              10,049
         20,199    HUDSON-THAMES LLC++                                                  5.36         02/20/2007              20,055
          7,562    HUDSON-THAMES LLC++                                                  5.37         01/23/2007               7,539
          1,789    HUDSON-THAMES LLC++                                                  5.38         02/28/2007               1,774
         34,790    IBM CORPORATION SERIES MTN+/-                                        5.36         06/28/2007              34,805
         64,610    ING USA ANNUITY & LIFE INSURANCE+/-                                  5.42         09/17/2007              64,610
         24,850    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                           5.35         01/25/2008              24,851
         14,910    KAUPTHING BANK SERIES MTN+/-++                                       5.43         03/20/2007              14,906
          3,696    KLIO FUNDING CORPORATION++                                           5.33         01/25/2007               3,683
         14,386    KLIO FUNDING CORPORATION++                                           5.34         01/23/2007              14,342
         99,400    KLIO III FUNDING CORPORATION++                                       5.39         01/23/2007              99,096
         40,102    LA FAYETTE ASSET SECURITIZATION CORPORATION                          5.33         02/02/2007              39,921
         19,715    LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.37         01/12/2007              19,686
          3,340    LEGACY CAPITAL CORPORATION                                           5.33         01/16/2007               3,333
         17,578    LIBERTY LIGHTHOUSE FUNDING COMPANY                                   5.38         01/18/2007              17,537
         24,850    LIQUID FUNDING LIMITED++                                             5.34         03/05/2007              24,626
         37,772    LIQUID FUNDING LIMITED++                                             5.35         01/02/2007              37,772
          5,964    LIQUID FUNDING LIMITED SERIES MTN+/-++                               5.32         02/20/2007               5,964
         24,850    LIQUID FUNDING LIMITED SERIES MTN+/-++                               5.32         03/06/2007              24,853
          9,940    MBIA GLOBAL FUNDING LLC+/-++                                         5.35         02/20/2007               9,940
         24,850    MORGAN STANLEY+/-                                                    5.32         07/12/2007              24,850
         24,850    MORGAN STANLEY+/-                                                    5.50         07/27/2007              24,871
         16,724    MORGAN STANLEY+/-                                                    5.51         01/12/2007              16,725
          4,597    MORGAN STANLEY SERIES EXL+/-                                         5.41         01/15/2008               4,597
         17,808    NATIONWIDE BUILDING SOCIETY+/-++                                     5.49         07/20/2007              17,823
         49,700    NORTHERN ROCK PLC+/-++SS.                                            5.35         02/05/2008              49,708
         14,623    PARAGON MORTGAGES PLC SERIES 12A+/-++                                5.33         05/15/2007              14,623
         24,850    PREMIUM ASSET TRUST SERIES 06-B+/-++                                 5.40         12/16/2007              24,850
          4,021    RACERS TRUST SERIES 2004-6-MM+/-++                                   5.37         06/22/2007               4,021
         19,880    SLM CORPORATION+/-++                                                 5.35         01/11/2008              19,886
          1,988    STANFIELD VICTORIA FUNDING++                                         5.34         04/16/2007               1,958
         71,568    TASMAN FUNDING INCORPORATED++                                        5.39         01/22/2007              71,359
         55,326    TICONDEROGA FUNDING LLC                                              5.37         01/30/2007              55,100
          5,746    TRAVELERS INSURANCE COMPANY+/-                                       5.42         02/09/2007               5,746
         24,850    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                   5.36         06/15/2007              24,853
         24,850    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                   5.36         03/09/2007              24,855
          7,182    VERSAILLES CDS LLC++                                                 5.32         01/17/2007               7,166
          6,024    VERSAILLES CDS LLC                                                   5.33         03/22/2007               5,954
         19,295    WHITE PINE FINANCE LLC                                               5.35         01/11/2007              19,269
         17,097    ZELA FINANCE INCORPORATED++                                          5.36         03/12/2007              16,927

                                                                                                                          1,888,946
                                                                                                                   ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,976,816)                                                                 1,976,816
                                                                                                                   ----------------

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SHORT-TERM INVESTMENTS - 2.05%
      2,221,474    WELLS FARGO MONEY MARKET TRUST~##                                                               $      2,221,474

TOTAL SHORT-TERM INVESTMENTS (COST $2,221,474)                                                                            2,221,474
                                                                                                                   ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $100,576,351)*                          101.63%                                                              $    110,387,465
OTHER ASSETS AND LIABILITIES, NET              (1.63)                                                                    (1,766,451)
                                              ------                                                               ----------------
TOTAL NET ASSETS                              100.00%                                                              $    108,621,014
                                              ======                                                               ================

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

##    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,221,474.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $101,970,893 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                $17,577,505
         GROSS UNREALIZED DEPRECIATION                 (9,160,933)
                                                      -----------
         NET UNREALIZED APPRECIATION (DEPRECIATION)   $ 8,416,572

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
ASSET BACKED SECURITIES - 0.82%
      $ 430,324    FORD CREDIT AUTO OWNER TRUST++                                       5.36%        12/15/2007    $        430,324

TOTAL ASSET BACKED SECURITIES (COST $430,324)                                                                               430,324
                                                                                                                   ----------------
CERTIFICATES OF DEPOSIT - 0.95%
        500,000    CALYON NEW YORK SERIES YCD1+/-                                       5.34         06/20/2007             500,012

TOTAL CERTIFICATES OF DEPOSIT (COST $500,012)                                                                               500,012
                                                                                                                   ----------------
COMMERCIAL PAPER - 39.28%
        500,000    ASPEN FUNDING CORPORATION++                                          5.27         01/19/2007             498,829
        500,000    ASPEN FUNDING CORPORATION++                                          5.27         02/13/2007             496,999
        500,000    ATLAS CAPITAL FUNDING CORPORATION++                                  5.23         01/31/2007             497,966
        500,000    ATLAS CAPITAL FUNDING CORPORATION++                                  5.24         03/14/2007             494,906
        500,000    BUCKINGHAM CDO LLC++                                                 5.30         01/25/2007             498,381
        500,000    CAIRN HIGH GRADE FUNDING I LLC++                                     5.25         01/23/2007             498,542
      1,000,000    CHARTA LLC++                                                         5.27         01/23/2007             997,072
        500,000    CHEYNE FINANCE LLC++                                                 5.34         02/05/2007             497,553
        500,000    CONCORD MINUTEMEN CAPITAL COMPANY++                                  5.24         02/16/2007             496,798
        500,000    CONCORD MINUTEMEN CAPITAL COMPANY++                                  5.34         01/16/2008             500,000
        500,000    CROWN POINT CAPITAL COMPANY++                                        5.27         01/18/2007             498,902
      1,000,000    DANSKE CORPORATION                                                   5.17         04/10/2007             986,070
        500,000    DEER VALLEY FUNDING LLC++                                            5.28         01/30/2007             498,020
        500,000    DEER VALLEY FUNDING LLC++                                            5.28         02/05/2007             497,580
        500,000    FCAR OWNER TRUST II                                                  5.20         03/22/2007             494,367
        500,000    FCAR OWNER TRUST II                                                  5.24         03/23/2007             494,251
      1,000,000    FIVE FINANCE INCORPORATED++                                          5.26         03/02/2007             991,526
      1,000,000    FOX TROT CDO LIMITED++                                               5.28         01/08/2007             999,267
        500,000    GERMAN RESIDENTIAL FUNDING++                                         5.28         01/23/2007             498,533
        500,000    HARRIER FINANCE FUNDING US LLC++                                     5.24         02/05/2007             497,598
        500,000    KESTREL FUNDING US LLC++                                             5.26         01/26/2007             498,320
        500,000    KESTREL FUNDING US LLC++                                             5.27         02/14/2007             496,926
        500,000    LEGACY CAPITAL LLC++                                                 5.27         02/22/2007             496,340
        500,000    LEXINGTON PARKER CAPITAL CORPORATION++                               5.32         03/01/2007             499,986
        500,000    NEWPORT FUNDING CORPORATION++                                        5.27         01/19/2007             498,829
        500,000    NORTH SEA FUNDING LLC++                                              5.21         04/05/2007             493,343
        744,000    SCALDIS CAPITAL LLC++                                                5.19         05/08/2007             730,593
        500,000    ST. GERMAIN HOLDINGS INCORPORATED++                                  5.26         01/17/2007             498,977
        500,000    ST. GERMAIN HOLDINGS INCORPORATED++                                  5.26         01/24/2007             498,466
        500,000    STANFIELD VICTORIA FUNDING++                                         5.27         03/05/2007             495,539
        500,000    SWEDISH NATIONAL HOUSING FINANCE++                                   5.20         04/13/2007             492,778
        500,000    TANGO FINANCE CORPORATION++                                          5.22         01/30/2007             498,043
        500,000    WHISTLEJACKET CAPITAL LIMITED++                                      5.27         01/18/2007             498,902
        500,000    WHISTLEJACKET CAPITAL LIMITED++                                      5.27         01/25/2007             498,390
        500,000    WHITE PINE FINANCE LLC++                                             5.30         01/30/2007             498,013
        500,000    ZELA FINANCE INCORPORATED++                                          5.27         01/30/2007             498,024
        500,000    ZELA FINANCE INCORPORATED++                                          5.26         02/20/2007             496,493

TOTAL COMMERCIAL PAPER (COST $20,621,122)                                                                                20,621,122
                                                                                                                   ----------------

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
CORPORATE BONDS & NOTES - 0.95%
      $ 500,000  AMERICAN EXPRESS CENTURION SERIES BKNT+/-                              5.32%        05/22/2007    $        500,000

TOTAL CORPORATE BONDS & NOTES (COST $500,000)                                                                               500,000
                                                                                                                   ----------------
EXTENDABLE BONDS - 13.33%
      1,000,000    BANK OF IRELAND SERIES XMTN+/-++                                     5.35         01/18/2008           1,000,000
        500,000    BNP PARIBAS SA+/-                                                    5.33         12/16/2007             500,000
        500,000    DNB NORSKE BANK ASA+/-++                                             5.34         01/25/2008             500,000
        500,000    FLORIDA HURRICANE CATASTROPHE+/-                                     5.36         01/15/2008             500,000
      1,000,000    GENERAL ELECTRIC CAPITAL CORPORATION+/-                              5.48         07/09/2007           1,000,000
        500,000    INTESA BANK (IRELAND) PLC+/-++                                       5.35         01/25/2008             500,000
        500,000    MERRILL LYNCH & COMPANY INCORPORATED+/-                              5.33         01/24/2008             500,000
      1,000,000    NORDEA BANK AB+/-++                                                  5.36         01/11/2008           1,000,000
      1,000,000    NORTHERN ROCK PLC SERIES MTN+/-++                                    5.44         01/09/2008           1,000,000
        500,000    PREMIUM ASSET TRUST+/-++                                             5.41         12/14/2007             500,000

TOTAL EXTENDABLE BONDS (COST $7,000,000)                                                                                  7,000,000
                                                                                                                   ----------------
MEDIUM TERM NOTES - 12.76%
        500,000    ASIF GLOBAL FINANCING+/-++                                           5.41         05/03/2007             500,102
        700,000    BANK OF AMERICA SECURITIES+/-SS.(e)                                  5.38                                700,000
        500,000    BEAR STEARNS COMPANIES INCORPORATED+/-SS.(E)                         5.43                                500,000
      1,000,000    CHEYNE FINANCE LLC+/-++                                              5.34         07/16/2007             999,869
        250,000    CULLINAN FINANCE CORPORATION+/-++                                    5.29         01/04/2008             249,953
        500,000    HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                          5.33         05/15/2007             499,972
        250,000    KESTREL FUNDING US LLC+/-++                                          5.34         09/21/2007             249,965
        600,000    LEHMAN BROTHERS HOLDINGS+/-                                          5.34         06/26/2007             599,989
        250,000    LEHMAN BROTHERS HOLDINGS+/-                                          5.42         07/19/2007             250,127
        250,000    LIBERTY LIGHT US CAPITAL+/-++                                        5.31         01/04/2008             249,951
        150,000    MONUMENT GLOBAL FUNDING II+/-++                                      5.35         12/20/2007             150,000
        500,000    SEDNA FINANCE INCORPORATED+/-++                                      5.33         05/30/2007             499,979
        500,000    SEDNA FINANCE INCORPORATED+/-++                                      5.33         04/11/2007             500,016
        500,000    TANGO FINANCE CORPORATION SERIES MTN+/-++                            5.33         05/24/2007             499,981
        100,000    VETRA FINANCE INCORPORATED+/-++                                      5.32         12/06/2007              99,991
        150,000    ZELA FINANCE INCORPORATED+/-++                                       5.32         12/07/2007             149,982

TOTAL MEDIUM TERM NOTES (COST $6,699,877)                                                                                 6,699,877
                                                                                                                   ----------------
MUNICIPAL BONDS & NOTES - 1.13%
        490,000    MISSISSIPPI STATE TAXABLE NISSAN PROJECT A
                   (GO UNLIMITED, BANK OF AMERICA NA LOC)+/-SS.                         5.39         11/01/2028             490,000
        100,000    NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
                   (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE, AMBAC INSURED)
                   +/-SS.                                                               5.35         12/01/2046             100,000

TOTAL MUNICIPAL BONDS & NOTES (COST $590,000)                                                                               590,000
                                                                                                                   ----------------
PROMISSORY NOTES - 2.86%
      1,500,000    CITIGROUP GLOBAL+/-SS.(e)                                            5.38                              1,500,000

TOTAL PROMISSORY NOTES (COST $1,500,000)                                                                                  1,500,000
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                    PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
REPURCHASE AGREEMENTS - 18.28%
$     4,598,271    BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $4,600,989)                                          5.32%        01/02/2007    $      4,598,271
      1,000,000    CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $1,000,594)                                          5.35         01/02/2007           1,000,000
      1,000,000    CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $1,000,593)                                          5.34         01/02/2007           1,000,000
      1,000,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $1,000,596)                                          5.36         01/02/2007           1,000,000
      1,000,000    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $1,000,594)                                          5.35         01/02/2007           1,000,000
      1,000,000    JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES
                   (MATURITY VALUE $1,000,594)                                          5.35         01/02/2007           1,000,000

TOTAL REPURCHASE AGREEMENTS (COST $9,598,271)                                                                             9,598,271
                                                                                                                   ----------------
TIME DEPOSITS - 9.53%
      1,000,000    ABBEY NATIONAL TREASURY SERVICES PLC                                 5.34         01/02/2007           1,000,000
      1,000,000    DEUTSCHE BANK (CAYMAN)                                               5.19         01/02/2007           1,000,000
      1,000,000    DEXIA BANK (GRAND CAYMAN)                                            5.34         01/04/2007           1,000,000
      1,000,000    ING BANK NV (AMSTERDAM)                                              5.34         01/03/2007           1,000,000
      1,000,000    UBS AG (CAYMAN ISLANDS)                                              4.88         01/02/2007           1,000,000

TOTAL TIME DEPOSITS (COST $5,000,000)                                                                                     5,000,000
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $52,439,606)*                           99.89%                                                               $     52,439,606
OTHER ASSETS AND LIABILITIES, NET              0.11                                                                          59,477
                                             ------                                                                ----------------
TOTAL NET ASSETS                             100.00%                                                               $     52,499,083
                                             ======                                                                ================

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(e)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 90.14%

APPAREL & ACCESSORY STORES - 2.69%
        260,000    NORDSTROM INCORPORATED                                                                          $     12,828,400
        490,000    URBAN OUTFITTERS INCORPORATED+                                                                        11,284,700

                                                                                                                         24,113,100
                                                                                                                   ----------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.56%
        658,000  AUTONATION INCORPORATED+<<                                                                              14,028,560
                                                                                                                   ----------------
BUSINESS SERVICES - 15.15%
        805,000    ACTIVISION INCORPORATED+                                                                              13,878,200
        705,000    CADENCE DESIGN SYSTEMS INCORPORATED+<<                                                                12,626,550
      1,145,000    CNET NETWORKS INCORPORATED+                                                                           10,408,050
        115,000    ELECTRONIC ARTS INCORPORATED+                                                                          5,791,400
        287,000    HYPERION SOLUTIONS CORPORATION+                                                                       10,314,780
        475,000    IMS HEALTH INCORPORATED                                                                               13,053,000
      1,105,000    INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                          13,525,200
        545,000    JUNIPER NETWORKS INCORPORATED+<<                                                                      10,322,300
        102,000    OMNICOM GROUP INCORPORATED                                                                            10,663,080
        777,000    RED HAT INCORPORATED+#                                                                                17,871,000
        819,700    UNISYS CORPORATION+#                                                                                   6,426,448
        460,000    VERISIGN INCORPORATED+                                                                                11,063,000

                                                                                                                        135,943,008
                                                                                                                   ----------------
CHEMICALS & ALLIED PRODUCTS - 4.76%
        270,000    AMYLIN PHARMACEUTICALS INCORPORATED+                                                                   9,738,900
        605,000    PDL BIOPHARMA INCORPORATED+                                                                           12,184,700
        350,000    PRAXAIR INCORPORATED#                                                                                 20,765,500

                                                                                                                         42,689,100
                                                                                                                   ----------------
COAL MINING - 1.24%
        275,000    PEABODY ENERGY CORPORATION                                                                            11,112,750
                                                                                                                   ----------------
COMMUNICATIONS - 5.04%
        635,000    CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                                           18,084,800
        328,000    COMCAST CORPORATION SPECIAL CLASS A+                                                                  13,736,640
         68,000    LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A+                                                    6,662,640
        314,000    LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                                6,772,980

                                                                                                                         45,257,060
                                                                                                                   ----------------
DEPOSITORY INSTITUTIONS - 4.60%
        290,000    BANK OF NEW YORK COMPANY INCORPORATED                                                                 11,417,300
        305,000    FIFTH THIRD BANCORP                                                                                   12,483,650
        290,000    TORONTO-DOMINION BANK                                                                                 17,338,078

                                                                                                                         41,239,028
                                                                                                                   ----------------
ELECTRIC, GAS & SANITARY SERVICES - 1.52%
        565,000    NISOURCE INCORPORATED                                                                                 13,616,500
                                                                                                                   ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.09%
      4,249,600    ARM HOLDINGS PLC                                                                                      10,463,205
      1,085,000    CELESTICA INCORPORATED+                                                                                8,473,850

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
        297,000    MEMC ELECTRONIC MATERIALS INCORPORATED+                                                         $     11,624,580
        705,000    MICRON TECHNOLOGY INCORPORATED+                                                                        9,841,800
        430,000    MOLEX INCORPORATED CLASS A                                                                            11,911,000
      1,648,000    SANMINA-SCI CORPORATION+#                                                                              5,685,600
        411,600    VISHAY INTERTECHNOLOGY INCORPORATED+#                                                                  5,573,064

                                                                                                                         63,573,099
                                                                                                                   ----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.63%
        395,000    ACCENTURE LIMITED CLASS A#                                                                            14,587,350
                                                                                                                   ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.71%
        150,000    FORTUNE BRANDS INCORPORATED<<                                                                         12,808,500
        250,000    ILLINOIS TOOL WORKS INCORPORATED                                                                      11,547,500

                                                                                                                         24,356,000
                                                                                                                   ----------------
FOOD & KINDRED PRODUCTS - 2.10%
        335,000    PEPSI BOTTLING GROUP INCORPORATED                                                                     10,354,850
        499,000    SARA LEE CORPORATION                                                                                   8,497,970

                                                                                                                         18,852,820
                                                                                                                   ----------------
FORESTRY - 1.26%
        160,000    WEYERHAEUSER COMPANY                                                                                  11,304,000
                                                                                                                   ----------------
GENERAL MERCHANDISE STORES - 2.85%
        230,000    TARGET CORPORATION                                                                                    13,121,500
        435,000    TJX COMPANIES INCORPORATED                                                                            12,406,200

                                                                                                                         25,527,700
                                                                                                                   ----------------
HEALTH SERVICES - 1.40%
        595,000    HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                    12,560,450
                                                                                                                   ----------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.36%
        320,000    BED BATH & BEYOND INCORPORATED+                                                                       12,192,000
                                                                                                                   ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.33%
        230,000    AMERICAN STANDARD COMPANIES INCORPORATED                                                              10,545,500
        738,000    PALM INCORPORATED+                                                                                    10,398,420

                                                                                                                         20,943,920
                                                                                                                   ----------------
INSURANCE CARRIERS - 6.45%
        216,000    ACE LIMITED#                                                                                          13,083,120
        125,000    AMBAC FINANCIAL GROUP INCORPORATED                                                                    11,133,750
        185,000    MGIC INVESTMENT CORPORATION                                                                           11,569,900
        187,000    RENAISSANCERE HOLDINGS LIMITED                                                                        11,220,000
        151,000    XL CAPITAL LIMITED CLASS A                                                                            10,875,020

                                                                                                                         57,881,790
                                                                                                                   ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.27%
        109,000    MEDTRONIC INCORPORATED                                                                                 5,832,590
        165,000    ROCKWELL AUTOMATION INCORPORATED                                                                      10,078,200
        275,000    WATERS CORPORATION+#                                                                                  13,466,750

                                                                                                                         29,377,540
                                                                                                                   ----------------

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
METAL MINING - 0.57%
         92,000    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                             $      5,127,160
                                                                                                                   ----------------
MISCELLANEOUS RETAIL - 3.01%
        415,000    CVS CORPORATION                                                                                       12,827,650
        530,000    STAPLES INCORPORATED                                                                                  14,151,000

                                                                                                                         26,978,650
                                                                                                                   ----------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.25%
        540,000    J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                             11,215,800
                                                                                                                   ----------------
OIL & GAS EXTRACTION - 7.53%
        280,000    ENSCO INTERNATIONAL INCORPORATED                                                                      14,016,800
        270,000    GLOBALSANTAFE CORPORATION                                                                             15,870,600
        215,000    TRANSOCEAN INCORPORATED+                                                                              17,391,350
        484,000    WEATHERFORD INTERNATIONAL LIMITED+<<                                                                  20,226,360

                                                                                                                         67,505,110
                                                                                                                   ----------------
PERSONAL SERVICES - 1.29%
        293,000    REGIS CORPORATION                                                                                     11,585,220
                                                                                                                   ----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.26%
        227,000    E.W. SCRIPPS COMPANY CLASS A                                                                          11,336,380
                                                                                                                   ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.06%
        100,000    LEGG MASON INCORPORATED                                                                                9,505,000
                                                                                                                   ----------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED - 1.28%
        465,000    ASML HOLDING NV NEW YORK REGISTERED SHARES+<<                                                         11,452,950
                                                                                                                   ----------------
TEXTILE MILL PRODUCTS - 1.23%
        147,000    MOHAWK INDUSTRIES INCORPORATED+                                                                       11,004,420
                                                                                                                   ----------------
TRANSPORTATION BY AIR - 1.21%
        710,000    SOUTHWEST AIRLINES COMPANY                                                                            10,877,200
                                                                                                                   ----------------
TRANSPORTATION EQUIPMENT - 1.44%
        160,000    MAGNA INTERNATIONAL INCORPORATED CLASS A<<                                                            12,888,001
                                                                                                                   ----------------

TOTAL COMMON STOCKS (COST $630,742,740)                                                                                 808,631,666
                                                                                                                   ----------------
INVESTMENT COMPANIES - 2.63%

STOCK FUNDS - 2.63%
        180,000    ISHARES S&P SMALLCAP 600 INDEX FUND                                                                   11,878,200
         80,000    MIDCAP SPDR TRUST SERIES 1                                                                            11,728,000

TOTAL INVESTMENT COMPANIES (COST $15,600,631)                                                                            23,606,200
                                                                                                                   ----------------
PREFERRED STOCKS - 2.01%
        108,500    ELECTRONIC ARTS INCORPORATED+++                                                                        5,532,090
        115,000    MEDTRONIC INCORPORATED+++                                                                              5,943,200
        125,310    UNITEDHEALTHCARE GROUP INCORPORATED+                                                                   6,552,460

TOTAL PREFERRED STOCKS (COST $16,938,217)                                                                                18,027,750
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

CONTRACTS          SECURITY NAME                                                   STRIKE PRICE   EXPIRATION DATE        VALUE
OPTIONS - 0.17%
            700    ACCENTURE LIMITED CLASS A PUT                                      $ 35.00        05/19/2007    $         70,000
            150    ACE LIMITED PUT                                                      60.00        05/19/2007              33,750
            250    PRAXAIR INCORPORATED PUT                                             60.00        01/20/2007              27,500
            450    RED HAT INCORPORATED PUT+                                            30.00        03/17/2007             315,000
          8,197    UNISYS CORPORATION PUT+                                               7.50        04/21/2007             286,895
          4,116    VISHAY INTERTECHNOLOGY INCORPORATED PUT+                             15.00        01/20/2007             596,820
            275    WATERS CORPORATION PUT+                                              55.00        05/19/2007             171,875

TOTAL OPTIONS (PREMIUMS PAID $2,547,333)                                                                                  1,501,840
                                                                                                                   ----------------

SHARES
RIGHTS - 0.00%
        230,000    SEAGATE TECHNOLOGY RIGHTS+(a)                                                                                  0

TOTAL RIGHTS (COST $0)                                                                                                            0
                                                                                                                   ----------------

COLLATERAL FOR SECURITIES LENDING - 4.34%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.19%
         46,855    FEDERATED INVESTORS PRIME OBLIGATIONS FUND 10                                                             46,855
      1,642,736    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 1,642,736
         39,111    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           39,111

                                                                                                                          1,728,702
                                                                                                                   ----------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 4.15%
$       175,998    AMERICAN GENERAL FINANCE CORPORATION+/-++                            5.40%        01/15/2008             176,063
        488,884    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    5.33         04/25/2007             488,918
        488,884    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                   5.35         10/25/2007             488,830
        488,884    BANCO SANTANDER TOTTA LOAN+/-++                                      5.35         01/16/2008             488,928
        488,884    BANK OF AMERICA NA SERIES BKNT+/-                                    5.36         06/19/2007             489,001
        322,663    BANK ONE NA (LLLINOIS) SERIES BKNT+/-                                5.42         01/12/2007             322,670
         66,840    BARTON CAPITAL LLC++                                                 5.37         01/25/2007              66,616
        117,332    BEAR STEARNS & COMPANY INCORPORATED SERIES MTNB+/-                   5.53         01/16/2007             117,339
      4,204,400    BEAR STEARNS & COMPANY (MATURITY VALUE $4,206,904)                   5.36         01/02/2007           4,204,400
      1,105,464    BUCKINGHAM III CDO LLC++                                             5.35         01/16/2007           1,103,209
        195,554    CEDAR SPRINGS CAPITAL COMPANY++                                      5.31         01/17/2007             195,125
         62,577    CHEYNE FINANCE LLC++                                                 5.33         01/23/2007              62,386
        449,773    CHEYNE FINANCE LLC                                                   5.35         03/16/2007             444,992
        488,884    CHEYNE FINANCE LLC SERIES MTN+/-++                                   5.34         07/16/2007             488,938
      3,767,155    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $3,769,399)           5.36         01/02/2007           3,767,155
         88,234    CLIPPER RECEIVABLES CORPORATION                                      5.39         01/10/2007              88,131
        734,303    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                   5.35         01/29/2007             731,410
        977,768    CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                        5.31         06/25/2007             977,787
        488,884    DEER VALLEY FUNDING LLC                                              5.32         01/23/2007             487,388
        430,218    DEER VALLEY FUNDING LLC++                                            5.35         02/27/2007             426,711
         89,779    DEER VALLEY FUNDING LLC++                                            5.35         02/28/2007              89,033
         19,555    DEER VALLEY FUNDING LLC                                              5.37         01/19/2007              19,507
        977,768    FIVE FINANCE INCORPORATED SERIES MTN+/-++                            5.37         06/13/2007             978,032
        802,532    FOX TROT CDO LIMITED++                                               5.38         01/22/2007             800,189

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       586,661    GEORGE STREET FINANCE LLC++                                          5.41%        01/29/2007    $        584,349
        280,619    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                      5.46         03/30/2007             280,709
         39,111    HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                          5.42         05/15/2007              39,122
         68,444    HBOS TREASURY SERVICES PLC+/-++                                      5.45         01/12/2007              68,446
        703,582    HUDSON-THAMES LLC                                                    5.32         03/21/2007             695,596
        198,330    HUDSON-THAMES LLC                                                    5.35         01/24/2007             197,694
        397,384    HUDSON-THAMES LLC++                                                  5.36         02/20/2007             394,551
        148,777    HUDSON-THAMES LLC++                                                  5.37         01/23/2007             148,322
         35,200    HUDSON-THAMES LLC++                                                  5.38         02/28/2007              34,907
        684,437    IBM CORPORATION SERIES MTN+/-                                        5.36         06/28/2007             684,732
      1,271,098    ING USA ANNUITY & LIFE INSURANCE+/-                                  5.42         09/17/2007           1,271,098
        488,884    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                           5.35         01/25/2008             488,894
        293,330    KAUPTHING BANK SERIES MTN+/-++                                       5.43         03/20/2007             293,260
         72,707    KLIO FUNDING CORPORATION++                                           5.33         01/25/2007              72,463
        283,025    KLIO FUNDING CORPORATION++                                           5.34         01/23/2007             282,159
      1,955,535    KLIO III FUNDING CORPORATION++                                       5.39         01/23/2007           1,949,551
        788,941    LA FAYETTE ASSET SECURITIZATION CORPORATION                          5.33         02/02/2007             785,383
        387,861    LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.37         01/12/2007             387,295
         65,706    LEGACY CAPITAL CORPORATION                                           5.33         01/16/2007              65,572
        345,817    LIBERTY LIGHTHOUSE FUNDING COMPANY                                   5.38         01/18/2007             345,011
        488,884    LIQUID FUNDING LIMITED++                                             5.34         03/05/2007             484,474
        743,103    LIQUID FUNDING LIMITED++                                             5.35         01/02/2007             743,103
        117,332    LIQUID FUNDING LIMITED SERIES MTN+/-++                               5.32         02/20/2007             117,338
        488,884    LIQUID FUNDING LIMITED SERIES MTN+/-++                               5.32         03/06/2007             488,942
        195,554    MBIA GLOBAL FUNDING LLC+/-++                                         5.35         02/20/2007             195,561
        488,884    MORGAN STANLEY+/-                                                    5.32         07/12/2007             488,884
        488,884    MORGAN STANLEY+/-                                                    5.50         07/27/2007             489,290
        329,019    MORGAN STANLEY+/-                                                    5.51         01/12/2007             329,029
         90,444    MORGAN STANLEY SERIES EXL+/-                                         5.41         01/15/2008              90,445
        350,334    NATIONWIDE BUILDING SOCIETY+/-++                                     5.49         07/20/2007             350,646
        977,768    NORTHERN ROCK PLC+/-++SS.                                            5.35         02/05/2008             977,914
        287,681    PARAGON MORTGAGES PLC SERIES 12A+/-++                                5.33         05/15/2007             287,681
        488,884    PREMIUM ASSET TRUST SERIES 06-B+/-++                                 5.40         12/16/2007             488,884
         79,101    RACERS TRUST SERIES 2004-6-MM+/-++                                   5.37         06/22/2007              79,103
        391,107    SLM CORPORATION+/-++                                                 5.35         01/11/2008             391,220
         39,111    STANFIELD VICTORIA FUNDING++                                         5.34         04/16/2007              38,520
      1,407,985    TASMAN FUNDING INCORPORATED++                                        5.39         01/22/2007           1,403,874
      1,088,451    TICONDEROGA FUNDING LLC                                              5.37         01/30/2007           1,084,010
        113,049    TRAVELERS INSURANCE COMPANY+/-                                       5.42         02/09/2007             113,047
        488,884    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                   5.36         06/15/2007             488,938
        488,884    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                   5.36         03/09/2007             488,977
        141,287    VERSAILLES CDS LLC++                                                 5.32         01/17/2007             140,978
        118,505    VERSAILLES CDS LLC                                                   5.33         03/22/2007             117,143
        379,589    WHITE PINE FINANCE LLC                                               5.35         01/11/2007             379,092
        336,352    ZELA FINANCE INCORPORATED++                                          5.36         03/12/2007             332,971

                                                                                                                         37,161,936
                                                                                                                   ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $38,890,638)                                                               38,890,638
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SHORT-TERM INVESTMENTS - 5.06%
45,450,496         WELLS FARGO MONEY MARKET TRUST~++                                                               $     45,450,496

TOTAL SHORT-TERM INVESTMENTS (COST $45,450,496)                                                                          45,450,496
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $750,170,055)*                         104.35%                                                               $    936,108,590
OTHER ASSETS AND LIABILITIES, NET             (4.35)                                                                    (39,061,656)
                                             ------                                                                ----------------
TOTAL NET ASSETS                             100.00%                                                               $    897,046,934
                                             ======                                                                ================

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

## SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $45,450,496.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $754,189,846 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

       GROSS UNREALIZED APPRECIATION                 $ 205,397,508
       GROSS UNREALIZED DEPRECIATION                   (23,478,764)
                                                     -------------
       NET UNREALIZED APPRECIATION (DEPRECIATION)    $ 181,918,744

CONTRACTS          SECURITY NAME                                                   STRIKE PRICE  EXPIRATION DATE        VALUE
WRITTEN OPTIONS - (0.13%)
          (700)    ACCENTURE LIMITED CLASS A CALL                                     $ 35.00        05/19/2007    $       (266,000)
          (150)    ACE LIMITED CALL                                                     60.00        05/19/2007             (61,500)
          (250)    PRAXAIR INCORPORATED CALL                                            60.00        01/20/2007             (17,500)
          (450)    RED HAT INCORPORATED CALL+                                           30.00        03/17/2007              (6,750)
        (1,150)    SANMINA-SCI CORPORATION CALL+                                         5.00        04/20/2007              (5,750)
        (8,197)    UNISYS CORPORATION CALL+                                              7.50        04/21/2007            (737,730)
        (4,116)    VISHAY INTERTECHNOLOGY INCORPORATED CALL+                            15.00        01/20/2007             (20,580)
          (275)    WATERS CORPORATION CALL+                                             55.00        05/19/2007             (30,250)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(1,072,630))                                                                   (1,146,060)
                                                                                                                   ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.71%

AMUSEMENT & RECREATION SERVICES - 1.12%
         21,000    PINNACLE ENTERTAINMENT INCORPORATED+                                                            $        695,940
         87,350    TOWN SPORTS INTERNATIONAL HOLDINGS INCORPORATED+                                                       1,439,528

                                                                                                                          2,135,468
                                                                                                                   ----------------
APPAREL & ACCESSORY STORES - 1.15%
         18,600    CARTER'S INCORPORATED+                                                                                   474,300
         13,700    CHILDREN'S PLACE RETAIL STORES INCORPORATED+<<                                                           870,224
        127,550    WET SEAL INCORPORATED CLASS A+<<                                                                         850,759

                                                                                                                          2,195,283
                                                                                                                   ----------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.70%
         21,100    GUESS? INCORPORATED+                                                                                   1,338,373
                                                                                                                   ----------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 2.25%
        137,591    WRIGHT EXPRESS CORPORATION+                                                                            4,288,711
                                                                                                                   ----------------
BUSINESS SERVICES - 22.31%
        104,600    24/7 REAL MEDIA INCORPORATED+<<                                                                          946,630
        116,400    AQUANTIVE INCORPORATED+<<                                                                              2,870,424
         48,300    BANKRATE INCORPORATED+<<                                                                               1,832,985
         14,500    BLACKBOARD INCORPORATED+                                                                                 435,580
        102,900    COGENT COMMUNICATIONS GROUP INCORPORATED+                                                              1,669,038
         41,950    DEALERTRACK HOLDINGS INCORPORATED+                                                                     1,234,169
         43,821    DOUBLE-TAKE SOFTWARE INCORPORATED+<<                                                                     564,414
        102,200    EPICOR SOFTWARE CORPORATION+                                                                           1,380,722
        212,800    GLOBAL CASH ACCESS INCORPORATED+                                                                       3,453,744
        130,932    MARCHEX INCORPORATED CLASS B+<<                                                                        1,751,870
        178,940    ON ASSIGNMENT INCORPORATED+                                                                            2,102,545
         73,188    PEOPLESUPPORT INCORPORATED+                                                                            1,540,607
        199,998    SECURE COMPUTING CORPORATION+                                                                          1,311,987
        103,981    SI INTERNATIONAL INCORPORATED+                                                                         3,371,064
        518,600    SKILLSOFT PLC ADR+                                                                                     3,220,506
        156,294    TALEO CORPORATION CLASS A+                                                                             2,136,539
         55,815    TELETECH HOLDINGS INCORPORATED+                                                                        1,332,862
         59,100    THE TRIZETTO GROUP INCORPORATED+                                                                       1,085,667
        104,400    TRANSACTION SYSTEMS ARCHITECTS INCORPORATED+                                                           3,400,308
        112,128    VALUECLICK INCORPORATED+<<                                                                             2,649,585
        120,714    WEBEX COMMUNICATIONS INCORPORATED+<<                                                                   4,211,711

                                                                                                                         42,502,957
                                                                                                                   ----------------
CHEMICALS & ALLIED PRODUCTS - 3.71%
         68,390    ADAMS RESPIRATORY THERAPEUTICS INCORPORATED+<<                                                         2,790,996
        111,868    SCIELE PHARMA INCORPORATED+<<                                                                          2,684,832
         29,400    UNITED THERAPEUTICS CORPORATION+<<                                                                     1,598,478

                                                                                                                          7,074,306
                                                                                                                   ----------------
COMMUNICATIONS - 3.73%
         38,700    CBEYOND INCORPORATED+<<                                                                                1,183,833
        161,100    DOBSON COMMUNICATIONS CORPORATION+<<                                                                   1,403,181

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMUNICATIONS (CONTINUED)
         38,200    LODGENET ENTERTAINMENT CORPORATION+                                                             $        956,146
        110,050    NEUSTAR INCORPORATED CLASS A+<<                                                                        3,570,022

                                                                                                                          7,113,182
                                                                                                                   ----------------
DEPOSITORY INSTITUTIONS - 0.57%
         31,100    WESTERN ALLIANCE BANCORP+<<                                                                            1,081,347
                                                                                                                   ----------------
EATING & DRINKING PLACES - 0.91%
         52,108    CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                 1,735,717
                                                                                                                   ----------------
EDUCATIONAL SERVICES - 2.44%
         42,067    LAUREATE EDUCATION INCORPORATED+                                                                       2,045,718
         24,500    STRAYER EDUCATION INCORPORATED                                                                         2,598,225

                                                                                                                          4,643,943
                                                                                                                   ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.61%
        135,492    HOUSTON WIRE & CABLE COMPANY+<<                                                                        2,831,783
         98,100    INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                             1,518,588
        186,000    MICROSEMI CORPORATION+                                                                                 3,654,900
         41,076    SILICON LABORATORIES INCORPORATED+<<                                                                   1,423,283
         83,518    UNIVERSAL DISPLAY CORPORATION+<<                                                                       1,253,605

                                                                                                                         10,682,159
                                                                                                                   ----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 6.16%
         43,806    ADVISORY BOARD COMPANY+                                                                                2,345,373
        106,139    EXELIXIS INCORPORATED+                                                                                   955,251
         25,000    GEN-PROBE INCORPORATED+                                                                                1,309,250
         41,469    HURON CONSULTING GROUP INCORPORATED+                                                                   1,880,204
        164,988    RESOURCES CONNECTION INCORPORATED+<<                                                                   5,253,218

                                                                                                                         11,743,296
                                                                                                                   ----------------
FURNITURE & FIXTURES - 0.40%
         38,400    WILLIAMS SCOTSMAN INTERNATIONAL INCORPORATED+                                                            753,408
                                                                                                                   ----------------
HEALTH SERVICES - 4.25%
        124,333    INVENTIV HEALTH INCORPORATED+                                                                          4,395,172
        131,700    NEKTAR THERAPEUTICS+<<                                                                                 2,003,157
         99,189    ODYSSEY HEALTHCARE INCORPORATED+                                                                       1,315,246
         12,000    RADIATION THERAPY SERVICES INCORPORATED+                                                                 378,240

                                                                                                                          8,091,815
                                                                                                                   ----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 4.36%
         35,477    GAYLORD ENTERTAINMENT COMPANY+                                                                         1,806,844
        147,400    GREAT WOLF RESORTS INCORPORATED+                                                                       2,057,704
         71,519    ORIENT EXPRESS HOTELS LIMITED CLASS A                                                                  3,384,279
         83,150    RED LION HOTELS CORPORATION+                                                                           1,059,331

                                                                                                                          8,308,158
                                                                                                                   ----------------

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.61%
         30,105    ACTUANT CORPORATION CLASS A                                                                     $      1,434,503
         97,372    GARDNER DENVER INCORPORATED+                                                                           3,632,949
         45,300    KAYDON CORPORATION                                                                                     1,800,222

                                                                                                                          6,867,674
                                                                                                                   ----------------
INSURANCE CARRIERS - 2.78%
         52,450    FIRST MERCURY FINANACIAL CORPORATION+                                                                  1,233,624
         63,729    PRA INTERNATIONAL+<<                                                                                   1,610,432
         32,316    THE NAVIGATORS GROUP INCORPORATED+                                                                     1,556,985
         29,000    TOWER GROUP INCORPORATED                                                                                 901,030

                                                                                                                          5,302,071
                                                                                                                   ----------------
LEGAL SERVICES - 1.30%
         88,700    FTI CONSULTING INCORPORATED+                                                                           2,473,843
                                                                                                                   ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 10.29%
        126,400    AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<                                                      2,340,928
        156,195    CALIPER LIFE SCIENCES INCORPORATED+                                                                      893,435
         90,914    DEXCOM INCORPORATED+<<                                                                                   896,412
         90,735    DJ ORTHOPEDICS INCORPORATED+                                                                           3,885,273
        220,914    IXIA+                                                                                                  2,120,774
         68,083    KYPHON INCORPORATED+<<                                                                                 2,750,553
         77,253    NORTHSTAR NEUROSCIENCE INCORPORATED+                                                                   1,110,898
         74,800    SYMMETRY MEDICAL INCORPORATED+                                                                         1,034,484
         97,422    THE SPECTRANETICS CORPORATION+                                                                         1,099,894
         44,473    VARIAN INCORPORATED+                                                                                   1,991,946
         34,500    VENTANA MEDICAL SYSTEMS INCORPORATED+                                                                  1,484,535

                                                                                                                         19,609,132
                                                                                                                   ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.88%
         63,400    ACCO BRANDS CORPORATION+<<                                                                             1,678,198
                                                                                                                   ----------------
MISCELLANEOUS RETAIL - 4.79%
         66,000    GSI COMMERCE INCORPORATED+                                                                             1,237,500
        119,630    PRICELINE.COM INCORPORATED+<<                                                                          5,217,064
        121,036    SHUTTERFLY INCORPORATED+<<                                                                             1,742,918
         31,400    ZUMIEZ INCORPORATED+<<                                                                                   927,556

                                                                                                                          9,125,038
                                                                                                                   ----------------
OIL & GAS EXTRACTION - 2.69%
        148,780    PETROHAWK ENERGY CORPORATION+                                                                          1,710,970
         86,000    TETRA TECHNOLOGIES INCORPORATED+                                                                       2,199,880
         68,700    VENOCO INCORPORATED+                                                                                   1,206,372

                                                                                                                          5,117,222
                                                                                                                   ----------------
PACKAGED FOODS - 0.74%
         35,650    IHS INCORPORATED+                                                                                      1,407,462
                                                                                                                   ----------------
PERSONAL SERVICES - 0.76%
         42,600    JACKSON HEWITT TAX SERVICE INCORPORATED                                                                1,447,122
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                    PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                        VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.80%
         72,214    INNERWORKINGS INCORPORATED+                                                                     $      1,152,535
        126,085    VISTAPRINT LIMITED+                                                                                    4,174,674

                                                                                                                          5,327,209
                                                                                                                   ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.20%
         20,400    GFI GROUP INCORPORATED+                                                                                1,270,104
         23,900    INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                              1,024,832

                                                                                                                          2,294,936
                                                                                                                   ----------------
TRANSPORTATION BY AIR - 0.60%
         97,100    AIRTRAN HOLDINGS INCORPORATED+<<                                                                       1,139,954
                                                                                                                   ----------------
TRANSPORTATION EQUIPMENT - 1.46%
         56,100    HORNBECK OFFSHORE+                                                                                     2,002,770
         34,350    K & F INDUSTRIES HOLDINGS INCORPORATED+                                                                  780,089

                                                                                                                          2,782,859
                                                                                                                   ----------------
WHOLESALE TRADE-DURABLE GOODS - 5.14%
         69,400    BARNES GROUP INCORPORATED                                                                              1,509,450
        104,100    BEACON ROOFING SUPPLY INCORPORATED+<<                                                                  1,959,162
        116,600    INTERLINE BRANDS INCORPORATED+                                                                         2,620,002
         34,500    POOL CORPORATION<<                                                                                     1,351,365
        120,858    PSS WORLD MEDICAL INCORPORATED+                                                                        2,360,361

                                                                                                                          9,800,340
                                                                                                                   ----------------
TOTAL COMMON STOCKS (COST $168,699,262)                                                                                 188,061,183
                                                                                                                   ----------------
COLLATERAL FOR SECURITIES LENDING - 27.99%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.25%
         64,241    FEDERATED INVESTORS PRIME OBLIGATIONS FUND 10                                                             64,241
      2,252,310    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 2,252,310
         53,624    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           53,624

                                                                                                                          2,370,175
                                                                                                                   ----------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 26.74%
$       241,306    AMERICAN GENERAL FINANCE CORPORATION+/-++                            5.40%        01/15/2008             241,396
        670,295    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    5.33         04/25/2007             670,342
        670,295    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                   5.35         10/25/2007             670,221
        670,295    BANCO SANTANDER TOTTA LOAN+/-++                                      5.35         01/16/2008             670,356
        670,295    BANK OF AMERICA NA SERIES BKNT+/-                                    5.36         06/19/2007             670,456
        442,395    BANK ONE NA (LLLINOIS) SERIES BKNT+/-                                5.42         01/12/2007             442,404
         91,643    BARTON CAPITAL LLC++                                                 5.37         01/25/2007              91,336
        160,871    BEAR STEARNS & COMPANY INCORPORATED SERIES MTNB+/-                   5.53         01/16/2007             160,880
      5,764,539    BEAR STEARNS & COMPANY (MATURITY VALUE $4,767,972)                   5.36         01/02/2007           5,764,539
      1,515,671    BUCKINGHAM III CDO LLC++                                             5.35         01/16/2007           1,512,579
        268,118    CEDAR SPRINGS CAPITAL COMPANY++                                      5.31         01/17/2007             267,531
         85,798    CHEYNE FINANCE LLC++                                                 5.33         01/23/2007              85,535
        616,672    CHEYNE FINANCE LLC                                                   5.35         03/16/2007             610,116
        670,295    CHEYNE FINANCE LLC SERIES MTN+/-++                                   5.34         07/16/2007             670,369

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     5,165,043    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $5,168,119)           5.36%        01/02/2007    $      5,165,043
        120,975    CLIPPER RECEIVABLES CORPORATION                                      5.39         01/10/2007             120,833
      1,006,783    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                   5.35         01/29/2007           1,002,817
      1,340,590    CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                        5.31         06/25/2007           1,340,617
        670,295    DEER VALLEY FUNDING LLC                                              5.32         01/23/2007             668,244
        589,860    DEER VALLEY FUNDING LLC++                                            5.35         02/27/2007             585,052
        123,093    DEER VALLEY FUNDING LLC++                                            5.35         02/28/2007             122,071
         26,812    DEER VALLEY FUNDING LLC                                              5.37         01/19/2007              26,745
      1,340,590    FIVE FINANCE INCORPORATED SERIES MTN+/-++                            5.37         06/13/2007           1,340,952
      1,100,330    FOX TROT CDO LIMITED++                                               5.38         01/22/2007           1,097,117
        804,354    GEORGE STREET FINANCE LLC++                                          5.41         01/29/2007             801,185
        384,749    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                      5.46         03/30/2007             384,873
         53,624    HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                          5.42         05/15/2007              53,639
         93,841    HBOS TREASURY SERVICES PLC+/-++                                      5.45         01/12/2007              93,845
        964,662    HUDSON-THAMES LLC                                                    5.32         03/21/2007             953,713
        271,925    HUDSON-THAMES LLC                                                    5.35         01/24/2007             271,052
        544,843    HUDSON-THAMES LLC++                                                  5.36         02/20/2007             540,958
        203,984    HUDSON-THAMES LLC++                                                  5.37         01/23/2007             203,360
         48,261    HUDSON-THAMES LLC++                                                  5.38         02/28/2007              47,861
        938,413    IBM CORPORATION SERIES MTN+/-                                        5.36         06/28/2007             938,817
      1,742,767    ING USA ANNUITY & LIFE INSURANCE+/-                                  5.42         09/17/2007           1,742,767
        670,295    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                           5.35         01/25/2008             670,309
        402,177    KAUPTHING BANK SERIES MTN+/-++                                       5.43         03/20/2007             402,081
         99,686    KLIO FUNDING CORPORATION++                                           5.33         01/25/2007              99,352
        388,047    KLIO FUNDING CORPORATION++                                           5.34         01/23/2007             386,860
      2,681,181    KLIO III FUNDING CORPORATION++                                       5.39         01/23/2007           2,672,976
      1,081,696    LA FAYETTE ASSET SECURITIZATION CORPORATION                          5.33         02/02/2007           1,076,817
        531,785    LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.37         01/12/2007             531,009
         90,088    LEGACY CAPITAL CORPORATION                                           5.33         01/16/2007              89,904
        474,140    LIBERTY LIGHTHOUSE FUNDING COMPANY                                   5.38         01/18/2007             473,035
        670,295    LIQUID FUNDING LIMITED++                                             5.34         03/05/2007             664,249
      1,018,849    LIQUID FUNDING LIMITED++                                             5.35         01/02/2007           1,018,849
        160,871    LIQUID FUNDING LIMITED SERIES MTN+/-++                               5.32         02/20/2007             160,879
        670,295    LIQUID FUNDING LIMITED SERIES MTN+/-++                               5.32         03/06/2007             670,376
        268,118    MBIA GLOBAL FUNDING LLC+/-++                                         5.35         02/20/2007             268,129
        670,295    MORGAN STANLEY+/-                                                    5.32         07/12/2007             670,295
        670,295    MORGAN STANLEY+/-                                                    5.50         07/27/2007             670,852
        451,109    MORGAN STANLEY+/-                                                    5.51         01/12/2007             451,122
        124,005    MORGAN STANLEY SERIES EXL+/-                                         5.41         01/15/2008             124,007
        480,334    NATIONWIDE BUILDING SOCIETY+/-++                                     5.49         07/20/2007             480,761
      1,340,590    NORTHERN ROCK PLC+/-++SS.                                            5.35         02/05/2008           1,340,791
        394,431    PARAGON MORTGAGES PLC SERIES 12A+/-++                                5.33         05/15/2007             394,431
        670,295    PREMIUM ASSET TRUST SERIES 06-B+/-++                                 5.40         12/16/2007             670,295
        108,454    RACERS TRUST SERIES 2004-6-MM+/-++                                   5.37         06/22/2007             108,456
        536,236    SLM CORPORATION+/-++                                                 5.35         01/11/2008             536,392
         53,624    STANFIELD VICTORIA FUNDING++                                         5.34         04/16/2007              52,813
      1,930,450    TASMAN FUNDING INCORPORATED++                                        5.39         01/22/2007           1,924,813
      1,492,345    TICONDEROGA FUNDING LLC                                              5.37         01/30/2007           1,486,256

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       154,999    TRAVELERS INSURANCE COMPANY+/-                                       5.42%        02/09/2007    $        154,996
        670,295    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                   5.36         06/15/2007             670,369
        670,295    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                   5.36         03/09/2007             670,423
        193,715    VERSAILLES CDS LLC++                                                 5.32         01/17/2007             193,291
        162,480    VERSAILLES CDS LLC                                                   5.33         03/22/2007             160,611
        520,444    WHITE PINE FINANCE LLC                                               5.35         01/11/2007             519,762
        461,163    ZELA FINANCE INCORPORATED++                                          5.36         03/12/2007             456,535

                                                                                                                         50,951,717
                                                                                                                   ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $53,321,892)                                                               53,321,892
                                                                                                                   ----------------
SHARES
SHORT-TERM INVESTMENTS - 0.87%
      1,650,939    WELLS FARGO MONEY MARKET TRUST~++                                                                      1,650,939

TOTAL SHORT-TERM INVESTMENTS (COST $1,650,939)                                                                            1,650,939
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $223,672,093)*                             127.57%                                                           $    243,034,014

OTHER ASSETS AND LIABILITIES, NET                (27.57)                                                                (52,517,751)
                                                 ------                                                            ----------------
TOTAL NET ASSETS                                 100.00%                                                           $    190,516,263
                                                 ======                                                            ================

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

##    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,650,939.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $224,379,737 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

       GROSS UNREALIZED APPRECIATION                    $24,266,474
       GROSS UNREALIZED DEPRECIATION                     (5,612,197)
                                                        -----------
       NET UNREALIZED APPRECIATION (DEPRECIATION)       $18,654,277

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 99.07%

BUSINESS SERVICES - 10.14%
        138,570    3COM CORPORATION+                                                                               $        569,523
         12,145    ABM INDUSTRIES INCORPORATED                                                                              275,813
          6,670    CITRIX SYSTEMS INCORPORATED+                                                                             180,424
         43,390    EMBARCADERO TECHNOLOGIES INCORPORATED+                                                                   265,547
         51,270    HILL INTERNATIONAL INCORPORATED+                                                                         366,581
          8,775    IMS HEALTH INCORPORATED                                                                                  241,137
          7,420    KFORCE INCORPORATED+                                                                                      90,301
         24,850    MOBIUS MANAGEMENT SYSTEMS INCORPORATED+                                                                  165,253
          6,400    SUN MICROSYSTEMS INCORPORATED+                                                                            34,688
         11,125    VIGNETTE CORPORATION+                                                                                    189,904

                                                                                                                          2,379,171
                                                                                                                   ----------------
CHEMICALS & ALLIED PRODUCTS - 2.02%
          3,420    AVENTINE RENEWABLE ENERGY HOLDINGS INCORPORATED+                                                          80,575
         27,310    ORASURE TECHNOLOGIES INCORPORATED+                                                                       225,581
         52,435    WELLMAN INCORPORATED                                                                                     167,268

                                                                                                                            473,424
                                                                                                                   ----------------
COMMUNICATIONS - 3.39%
          8,960    CHINA GRENTECH CORPORATION LIMITED ADR+                                                                  165,222
         41,525    CINCINNATI BELL INCORPORATED+                                                                            189,769
         96,585    COASTAL CONTACTS INCORPORATED+                                                                            91,106
         25,815    LIGHTBRIDGE INCORPORATED+                                                                                349,535

                                                                                                                            795,632
                                                                                                                   ----------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS - 1.16%
          4,055    CHICAGO BRIDGE & IRON COMPANY NV                                                                         110,864
         12,845    COMFORT SYSTEMS USA INCORPORATED                                                                         162,361

                                                                                                                            273,225
                                                                                                                   ----------------
CONSUMER SERVICES - 0.49%
          9,263    EMDEON CORPORATION+                                                                                      114,769
                                                                                                                   ----------------
DEPOSITORY INSTITUTIONS - 2.08%
          3,267    COMMUNITY BANCORP+                                                                                        98,631
         15,340    FIRST SECURITY GROUP INCORPORATED                                                                        176,870
          5,045    MIDWEST BANC HOLDINGS INCORPORATED                                                                       119,819
          7,602    PACIFIC PREMIER BANCORP INCORPORATED+                                                                     92,592

                                                                                                                            487,912
                                                                                                                   ----------------
EATING & DRINKING PLACES - 0.76%
          4,985    CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                   166,050
            285    DARDEN RESTAURANTS INCORPORATED                                                                           11,448

                                                                                                                            177,498
                                                                                                                   ----------------
ELECTRIC, GAS & SANITARY SERVICES - 1.10%
         16,955    EL PASO CORPORATION                                                                                      259,072
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 11.76%
         47,185    EVANS & SUTHERLAND COMPUTER CORPORATION+                                                        $        199,593
         18,900    GRAFTECH INTERNATIONAL LIMITED+                                                                          130,788
         13,070    INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                             232,517
         35,230    MCDATA CORPORATION+                                                                                      194,117
          4,430    MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                    59,185
         12,775    MICRON TECHNOLOGY INCORPORATED+                                                                          178,339
        132,335    MRV COMMUNICATIONS INCORPORATED+                                                                         468,466
         11,972    NORTEL NETWORKS CORPORATION ADR+                                                                         320,012
          6,695    OSI SYSTEMS INCORPORATED+                                                                                140,126
         36,615    POWER-ONE INCORPORATED+                                                                                  266,557
         28,465    RICHARDSON ELECTRONICS LIMITED                                                                           259,316
         25,450    SILICON STORAGE TECHNOLOGY INCORPORATED+                                                                 114,780
         25,350    STATS CHIPPAC LIMITED ADR+                                                                               194,688

                                                                                                                          2,758,484
                                                                                                                   ----------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.52%
         25,550    CV THERAPEUTICS INCORPORATED+                                                                            356,678
                                                                                                                   ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.34%
          2,175    CRANE COMPANY                                                                                             79,692
                                                                                                                   ----------------
FOOD STORES - 0.19%
            950    THE PANTRY INCORPORATED+                                                                                  44,498
                                                                                                                   ----------------
HEALTH SERVICES - 2.12%
          4,630    GENESIS HEALTHCARE CORPORATION+                                                                          218,675
          5,940    MANOR CARE INCORPORATED                                                                                  278,705

                                                                                                                            497,380
                                                                                                                   ----------------
HOLDING & OTHER INVESTMENT OFFICES - 4.13%
         29,915    AFFORDABLE RESIDENTIAL COMMUNITIES                                                                       348,510
         16,105    ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                                  224,021
         12,280    DISCOVERY HOLDING COMPANY CLASS A+                                                                       197,585
         12,865    UMH PROPERTIES INCORPORATED                                                                              197,735

                                                                                                                            967,851
                                                                                                                   ----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.95%
          2,035    BOYD GAMING CORPORATION                                                                                   92,206
         15,120    EMPIRE RESORTS INCORPORATED+                                                                             131,090

                                                                                                                            223,296
                                                                                                                   ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.07%
         18,858    CRAY INCORPORATED+                                                                                       224,027
         20,425    INTERMEC INCORPORATED+                                                                                   495,715

                                                                                                                            719,742
                                                                                                                   ----------------
INSURANCE CARRIERS - 4.14%
         14,980    KMG AMERICA CORPORATION+                                                                                 143,658
          2,415    MERCURY GENERAL CORPORATION                                                                              127,343
         20,505    NORTH POINTE HOLDINGS CORPORATION+                                                                       217,353
          4,750    NYMAGIC INCORPORATED                                                                                     173,850

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INSURANCE CARRIERS (CONTINUED)
         79,255    QUANTA CAPITAL HOLDINGS LIMITED+                                                                $        170,398
          7,755    SEABRIGHT INSURANCE HOLDINGS INCORPORATED+                                                               139,668

                                                                                                                            972,270
                                                                                                                   ----------------
JUSTICE, PUBLIC ORDER & SAFETY - 1.35%
          8,444    GEO GROUP INCORPORATED+                                                                                  316,819
                                                                                                                   ----------------
LEATHER & LEATHER PRODUCTS - 0.58%
         15,064    BAKERS FOOTWEAR GROUP INCORPORATED+                                                                      136,179
                                                                                                                   ----------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.12%
          3,015    CHAMPION ENTERPRISES INCORPORATED+                                                                        28,220
                                                                                                                   ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.79%
         58,435    ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                                 302,109
         22,645    CREDENCE SYSTEMS CORPORATION+                                                                            117,754

                                                                                                                            419,863
                                                                                                                   ----------------
METAL MINING - 8.17%
         23,800    APEX SILVER MINES LIMITED+                                                                               378,182
         11,255    GOLDCORP INCORPORATED                                                                                    320,092
          7,250    NEWMONT MINING CORPORATION                                                                               327,338
         18,830    NOVAGOLD RESOURCES INCORPORATED+                                                                         323,123
         24,265    RANDGOLD RESOURCES LIMITED ADR+                                                                          569,257

                                                                                                                          1,917,992
                                                                                                                   ----------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.57%
         53,070    BIRCH MOUNTAIN RESOURCES LIMITED+                                                                        132,675
                                                                                                                   ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.07%
          9,440    ACCO BRANDS CORPORATION+                                                                                 249,877
                                                                                                                   ----------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.22%
          4,520    COVENANT TRANSPORT INCORPORATED CLASS A+                                                                  51,528
                                                                                                                   ----------------
OIL & GAS EXTRACTION - 18.78%
          6,310    CANADIAN NATURAL RESOURCES LIMITED                                                                       335,881
         70,585    GLOBAL INDUSTRIES LIMITED+                                                                               920,428
          5,980    HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                               187,593
         13,600    HELMERICH & PAYNE INCORPORATED                                                                           332,792
         20,440    KEY ENERGY SERVICES INCORPORATED+                                                                        319,886
              1    MARINER ENERGY INCORPORATED+                                                                                   6
         19,480    MCMORAN EXPLORATION COMPANY+                                                                             277,006
         56,435    NEWPARK RESOURCES INCORPORATED+                                                                          406,896
          8,925    PENN WEST ENERGY TRUST                                                                                   272,748
          5,875    PETROQUEST ENERGY INCORPORATED+                                                                           74,848
          5,870    PRIDE INTERNATIONAL INCORPORATED+                                                                        176,159
          8,002    RANGE RESOURCES CORPORATION                                                                              219,735
         41,505    SEITEL INCORPORATED+                                                                                     148,380
            970    TRANSOCEAN INCORPORATED+                                                                                  78,463

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
OIL & GAS EXTRACTION (CONTINUED)
         35,760    TRILOGY ENERGY TRUST                                                                            $        349,581
         16,120    WILLBROS GROUP INCORPORATED+                                                                             304,668

                                                                                                                          4,405,070
                                                                                                                   ----------------
PAPER & ALLIED PRODUCTS - 0.44%
          6,915    WAUSAU PAPER CORPORATION                                                                                 103,656
                                                                                                                   ----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.84%
          1,615    E.W. SCRIPPS COMPANY CLASS A                                                                              80,653
         20,105    JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                              253,524
          3,566    MCCLATCHY COMPANY CLASS A                                                                                154,408
          2,825    R.H. DONNELLEY CORPORATION+                                                                              177,212

                                                                                                                            665,797
                                                                                                                   ----------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 2.17%
         40,780    CONSTAR INTERNATIONAL INCORPORATED+                                                                      285,460
         42,530    INTERTAPE POLYMER GROUP INCORPORATED+                                                                    224,558

                                                                                                                            510,018
                                                                                                                   ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.40%
         24,170    MARKETAXCESS HOLDINGS INCORPORATED+                                                                      327,987
                                                                                                                   ----------------
SOCIAL SERVICES - 0.65%
          8,465    ABB LIMITED ADR                                                                                          152,201
                                                                                                                   ----------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.46%
         22,085    GENTEX CORPORATION                                                                                       343,643
                                                                                                                   ----------------
TRANSPORTATION BY AIR - 1.69%
            360    AIR CANADA+ ++                                                                                             5,433
          1,670    AIR CANADA CLASS A+                                                                                       25,204
          6,850    AIRTRAN HOLDINGS INCORPORATED+                                                                            80,419
          4,070    ALASKA AIR GROUP INCORPORATED+                                                                           160,765
          8,850    JETBLUE AIRWAYS CORPORATION+                                                                             125,670

                                                                                                                            397,491
                                                                                                                   ----------------
TRANSPORTATION SERVICES - 0.29%
          4,240    RAILAMERICA INCORPORATED+                                                                                 68,179
                                                                                                                   ----------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.61%
          7,525    ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                              207,540
         20,855    SOURCE INTERLINK COMPANIES INCORPORATED+                                                                 170,173

                                                                                                                            377,713
                                                                                                                   ----------------
WHOLESALE TRADE-DURABLE GOODS - 4.51%
          6,765    DELIAS INCORPORATED+                                                                                      70,965
        175,115    ENCORIUM GROUP INCORPORATED+                                                                             929,861
          5,075    US HOME SYSTEMS INCORPORATED+                                                                             57,652

                                                                                                                          1,058,478
                                                                                                                   ----------------
TOTAL COMMON STOCKS (COST $20,732,418)                                                                                   23,243,980
                                                                                                                   ----------------

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
RIGHTS - 0.11%
         29,485    AFFORDABLE RESOURCES RIGHTS+(a)                                                                 $         25,947

TOTAL RIGHTS (COST $0)                                                                                                       25,947
                                                                                                                   ----------------
WARRANTS - 0.62%
         63,590    HILL INTERNATIONAL INCORPORATED+                                                                         146,257

TOTAL WARRANTS (COST $78,849)                                                                                               146,257
                                                                                                                   ----------------
SHORT-TERM INVESTMENTS - 0.38%
         89,223    WELLS FARGO MONEY MARKET TRUST~##                                                                         89,223
                                                                                                                   ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $89,223)                                                                                  89,223
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $20,900,490)*                            100.18%                                                             $     23,505,407
OTHER ASSETS AND LIABILITIES, NET               (0.18)                                                                      (43,294)
                                               ------                                                              ----------------
TOTAL NET ASSETS                               100.00%                                                             $     23,462,113
                                               ======                                                              ================

+     NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

##    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $89,223.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $21,383,932 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION               $ 3,940,565
      GROSS UNREALIZED DEPRECIATION                (1,819,090)
                                                  -----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)  $ 2,121,475

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
ASSET BACKED SECURITIES - 5.68%
$       168,561    AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2003-DM
                   CLASS A4                                                             2.84%        08/06/2010    $        166,821
          8,124    CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-1 CLASS A3          2.00         11/15/2007               8,113
         48,699    CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-2 CLASS A2          3.35         02/15/2008              48,542
        132,000    CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2006-1 CLASS A3          5.03         10/15/2009             131,579
        222,000    CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2006-2 CLASS A3A         4.98         05/15/2011             220,977
         88,000    CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2003-C4
                   CLASS C4                                                             6.00         08/15/2013              89,912
        166,000    CAPITAL ONE PRIME AUTO RECEIVABLES TRUST SERIES 2006-1
                   CLASS A3                                                             4.99         09/15/2010             165,563
        284,000    CARMAX AUTO OWNER TRUST SERIES 2006-2 CLASS A3                       5.15         02/15/2011             283,928
        216,000    CHASE ISSUANCE TRUST SERIES 2004-A9 CLASS A9                         3.22         06/15/2010             212,649
         91,000    CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2000-A3 CLASS A3          6.88         11/16/2009              92,233
        253,000    CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2004-A4 CLASS A4          3.20         08/24/2009             249,623
        141,000    CITICORP RESIDENTIAL MORTGAGE SECURITIES SERIES 2006-1 CLASS
                   A2+/-                                                                5.68         07/25/2036             141,120
         99,000    CONNECTICUT RRB SPECIAL PURPOSE TRUST CL&P-1 SERIES 2001-1
                   CLASS A5                                                             6.21         12/30/2011             102,081
        171,000    COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2005-16 CLASS
                   2AF2+/-                                                              5.38         05/25/2036             170,327
         20,594    COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2005-BC4 CLASS
                   2A1+/-                                                               5.44         08/25/2035              20,597
        260,000    COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S1 CLASS A2        5.55         08/25/2021             259,192
        153,000    DAIMLERCHRYSLER AUTO TRUST SERIES 2006-D CLASS A4                    4.94         02/08/2012             152,179
        159,859    FORD CREDIT AUTO OWNER TRUST SERIES 2005-A CLASS A3                  3.48         11/15/2008             158,864
        143,824    FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A3                  4.17         01/15/2009             143,045
        114,000    FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A4                  4.38         01/15/2010             112,688
         13,071    FRANKLIN AUTO TRUST SERIES 2005-1 CLASS A2                           4.84         09/22/2008              13,066
        144,000    GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1 CLASS A3++           5.34         01/15/2010             144,073
        133,764    HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2004-2 CLASS A3            3.30         06/16/2008             133,048
        167,000    HOUSEHOLD CREDIT CARD MASTER NOTE TRUST INCORPORATED SERIES
                   2006-1 CLASS A                                                       5.10         06/15/2012             167,092
        180,000    HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A4                4.18         02/15/2012             176,054
         14,466    MASTER ASSET BACKED SECURITIES TRUST SERIES 2004-OPT2 CLASS
                   A2+/-                                                                5.70         09/25/2034              14,483
         76,294    MASTER ASSET BACKED SECURITIES TRUST SERIES 2005-AB1 CLASS
                   A1B+/-                                                               5.14         11/25/2035              75,882
         19,643    MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2005-SD1
                   CLASS A1+/-                                                          5.53         05/25/2046              19,645
        335,000    NATIONAL CITY CREDIT CARD MASTER TRUST SERIES 2005-1 CLASS
                   A+/-                                                                 5.40         08/15/2012             335,602
          8,615    NISSAN AUTO LEASE TRUST SERIES 2005-A CLASS A2                       4.61         01/15/2008               8,613
        231,000    NISSAN AUTO LEASE TRUST SERIES 2006-A CLASS A3                       5.11         03/15/2010             230,641
         62,000    NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3           5.16         02/15/2010              61,917
        118,000    NORTHSTAR EDUCATION FINANCE INCORPORATED SERIES 2005-1
                   CLASS A5                                                             4.74         10/30/2045             116,681
         69,036    OWNIT MORTGAGE LOAN ASSET BACKED CERTIFICATES SERIES 2006-1
                   CLASS AF1+/-                                                         5.42         12/25/2036              68,713
        124,000    PUBLIC SERVICE NEW HAMPSHIRE FUNDING LLC SERIES 2001-1
                   CLASS A3                                                             6.48         05/01/2015             130,875
         32,606    RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES
                   2003-RS3 CLASS A2+/-                                                 5.71         04/25/2033              32,617
         50,218    TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2003-B CLASS A4            3.20         12/13/2010              49,362
         70,000    TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A4            5.52         11/12/2012              70,628
        124,000    TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3            5.26         11/14/2011             124,149
         48,029    USAA AUTO OWNER TRUST SERIES 2004-3 CLASS A3                         3.16         02/17/2009              47,690
         29,943    USAA AUTO OWNER TRUST SERIES 2005-1 CLASS A3                         3.90         07/15/2009              29,717
         42,063    USAA AUTO OWNER TRUST SERIES 2005-3 CLASS A2                         4.52         06/16/2008              42,006
        119,000    USAA AUTO OWNER TRUST SERIES 2006-3 CLASS A4                         5.36         06/15/2012             119,916
        146,000    VOLKSWAGEN AUTO LEASE TRUST SERIES 2006-A CLASS A2                   5.55         11/20/2008             146,288
        157,000    WACHOVIA AUTO LOAN OWNER TRUST SERIES 2006-1 CLASS A3++              5.10         07/20/2011             156,787
        310,000    WACHOVIA AUTO LOAN OWNER TRUST SERIES 2006-2A CLASS A3++             5.23         08/22/2011             310,335
        278,000    WACHOVIA AUTO OWNER TRUST SERIES 2004-A CLASS A4                     3.66         07/20/2010             275,096
        157,037    WACHOVIA AUTO OWNER TRUST SERIES 2005-B CLASS A2                     4.82         02/20/2009             156,809

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
ASSET BACKED SECURITIES (CONTINUED)
$        15,981    WFS FINANCIAL OWNER TRUST SERIES 2003-1 CLASS A4                     2.74%        09/20/2010    $         15,962
         79,317    WFS FINANCIAL OWNER TRUST SERIES 2003-3 CLASS A4                     3.25         05/20/2011              78,499
        255,648    WFS FINANCIAL OWNER TRUST SERIES 2003-4 CLASS A4                     3.15         05/20/2011             252,459
         56,007    WFS FINANCIAL OWNER TRUST SERIES 2004-1 CLASS A4                     2.81         08/22/2011              55,059
         21,933    WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A3A                    4.25         06/17/2010              21,795

TOTAL ASSET BACKED SECURITIES (COST $6,615,482)                                                                           6,611,592
                                                                                                                   ----------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 27.24%
        100,000    BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                   2002-PB2 CLASS B                                                     6.31         06/11/2035             104,601
         83,000    BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                   2003-1 CLASS A2                                                      4.65         09/11/2036              80,467
         86,000    BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                   2004-1 CLASS A4                                                      4.76         11/10/2039              83,219
        373,000    BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                   2006-6 CLASS AM                                                      5.39         10/10/2045             373,022
         57,000    BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                   SERIES 2003-T10 CLASS A2                                             4.74         03/13/2040              55,414
        135,000    BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                   SERIES 2004-ESA CLASS C++                                            4.94         05/14/2016             134,123
        157,000    BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                   SERIES 2005-T18 CLASS A4+/-                                          4.93         02/13/2042             153,006
        189,000    BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                   SERIES 2006-PW11
                   CLASS A4+/-                                                          5.46         03/11/2039             191,929
        355,000    BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                   SERIES 2006-T24 CLASS A2                                             5.48         10/12/2041             358,211
        107,000    BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                   SERIES 2006-T24 CLASS A4                                             5.54         10/12/2041             108,499
        250,000    BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2006-PW14
                   CLASS A4                                                             5.20         12/11/2038             246,992
        178,000    CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2006-C5 CLASS A4          5.43         10/15/2049             178,856
        121,000    CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE SERIES 2006-CD3
                   CLASS AAB                                                            5.61         10/15/2048             122,757
        539,000    COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2006-C8
                   CLASS A4                                                             5.31         12/10/2046             536,393
        224,000    COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 1999-1
                   CLASS E+/-                                                           7.09         05/15/2032             230,379
         40,000    COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2000-C1
                   CLASS C                                                              7.71         08/15/2033              42,992
         86,000    COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                   2004-LB3A CLASS B+/-                                                 5.28         07/10/2037              85,769
        312,000    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                   2002-CKN2 CLASS A3                                                   6.13         04/15/2037             323,730
        134,000    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                   2002-CKP1 CLASS A3                                                   6.44         12/15/2035             140,991
        576,000    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                   2002-CKS4 CLASS A2                                                   5.18         11/15/2036             573,160
        118,000    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                   2003-C4 CLASS A4+/-                                                  5.14         08/15/2036             116,978
        143,000    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                   2004-C5 CLASS A4                                                     4.83         11/15/2037             138,383
      1,176,918    FHLB SERIES VN-2015 CLASS A                                          5.46         11/27/2015           1,174,159
        110,368    FHLMC SERIES 1663 CLASS ZB                                           6.75         01/15/2024             113,048
        427,300    FHLMC SERIES 2579 CLASS DA<<                                         4.00         03/15/2023             402,104
        166,000    FHLMC SERIES 2623 CLASS AJ                                           4.50         07/15/2016             160,955
        257,250    FHLMC SERIES 2814 CLASS BD                                           4.00         04/15/2018             249,004
        135,514    FHLMC SERIES 2975 CLASS EA<<                                         5.00         05/15/2018             134,456
         43,539    FHLMC SERIES 3000 CLASS PA                                           3.90         01/15/2023              42,298
        374,310    FHLMC SERIES 3014 CLASS NA<<                                         4.50         11/15/2025             369,532
        220,000    FHLMC SERIES 3017 CLASS TA                                           4.50         08/15/2035             213,140
        265,498    FHLMC SERIES 3020 CLASS MA<<                                         5.50         04/15/2027             266,547
        301,347    FHLMC SERIES 3026 CLASS GJ<<                                         4.50         02/15/2029             296,112
        374,030    FHLMC SERIES 3086 CLASS PA<<                                         5.50         05/15/2026             375,207
        376,261    FHLMC SERIES 3135 CLASS JA<<                                         6.00         09/15/2027             379,475
        390,733    FHLMC SERIES 3151 CLASS LA<<                                         6.00         11/15/2027             394,185
        284,165    FHLMC SERIES 3152 CLASS LM<<                                         6.00         01/15/2035             287,441
        594,930    FHLMC SERIES 3159 CLASS PA<<                                         6.00         05/15/2027             600,586
        856,094    FHLMC SERIES 3164 CLASS NA<<                                         6.00         02/15/2027             864,671

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
     $1,337,730    FHLMC SERIES 3167 CLASS QA<<                                         6.00%        10/15/2026    $      1,350,707
        504,997    FHLMC SERIES 3172 CLASS PA<<                                         6.00         04/15/2027             509,271
        247,847    FHLMC SERIES 3174 CLASS CA<<                                         5.50         02/15/2026             248,560
        164,115    FHLMC SERIES 3174 CLASS PX                                           5.00         06/15/2017             161,749
        679,021    FHLMC SERIES 3176 CLASS HA<<                                         6.00         02/15/2028             686,130
        226,745    FHLMC SERIES 3178 CLASS MA<<                                         6.00         10/15/2026             228,986
        137,731    FHLMC SERIES 3183 CLASS PB                                           6.00         10/15/2035             139,603
        762,353    FHLMC SERIES 3184 CLASS LA                                           6.00         03/15/2028             769,492
        335,148    FHLMC SERIES 3192 CLASS GA<<                                         6.00         03/15/2027             338,454
        583,000    FHLMC SERIES 3192 CLASS GB                                           6.00         01/15/2031             589,862
        177,817    FHLMC SERIES 3203 CLASS VA                                           5.00         08/15/2017             175,139
        276,496    FHLMC SERIES 3203 CLASS VC<<                                         5.00         08/15/2017             271,666
        319,701    FHLMC SERIES 3215 CLASS QA<<                                         6.00         06/15/2027             323,074
        575,408    FHLMC SERIES 3220 CLASS PA                                           6.00         06/15/2027             579,983
        241,766    FHLMC SERIES 3221 CLASS VA<<                                         5.00         09/15/2017             237,990
        111,000    FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C4
                   CLASS B                                                              6.42         12/12/2033             116,423
         21,000    FNMA #874222                                                         5.06         01/01/2017              20,718
         22,719    FNMA GRANTOR TRUST SERIES 2002-T11 CLASS A                           4.77         04/25/2012              22,549
         69,913    FNMA GRANTOR TRUST SERIES 2003-T1 CLASS A                            3.81         11/25/2012              67,261
        121,250    FNMA SERIES 2003-15 CLASS CH                                         4.00         02/25/2017             117,631
        141,000    FNMA SERIES 2003-16 CLASS PN                                         4.50         10/25/2015             138,359
        163,841    FNMA SERIES 2003-33 CLASS CH<<                                       4.00         07/25/2017             158,367
        458,893    FNMA SERIES 2003-34 CLASS QJ                                         4.50         01/25/2016             451,249
        207,000    FNMA SERIES 2003-84 CLASS GD                                         4.50         03/25/2017             200,065
        334,000    FNMA SERIES 2005-30 CLASS GE<<                                       5.50         01/25/2034             329,451
        184,318    FNMA SERIES 2005-38 CLASS CD<<                                       5.00         06/25/2019             182,336
        268,847    FNMA SERIES 2005-63 CLASS HA<<                                       5.00         04/25/2023             265,090
        222,000    FNMA SERIES 2006-18 CLASS PA<<                                       5.50         01/25/2026             222,605
        848,348    FNMA SERIES 2006-29 CLASS PA<<                                       5.50         08/25/2026             850,161
        219,000    FNMA SERIES 2006-31 CLASS PA<<                                       5.50         11/25/2026             219,433
        168,000    FNMA SERIES 2006-41 CLASS MA                                         5.50         04/25/2024             168,181
        954,942    FNMA SERIES 2006-52 CLASS PM<<                                       5.50         06/25/2036             949,694
        174,000    FNMA SERIES 2006-53 CLASS BW                                         6.00         09/25/2030             175,996
         71,000    FNMA SERIES 2006-53 CLASS PA                                         5.50         12/25/2026              71,165
        249,429    FNMA SERIES 2006-55 CLASS PA<<                                       6.00         05/25/2026             251,020
        482,145    FNMA SERIES 2006-80 CLASS PB<<                                       6.00         10/25/2027             486,728
        163,000    FNMA SERIES 2006-80 CLASS PD                                         6.00         07/25/2030             165,097
        119,893    FNMA SERIES G93-39 CLASS ZQ                                          6.50         12/25/2023             123,059
        154,740    FNMA SERIES G93-41 CLASS Z                                           7.00         12/25/2023             161,094
        276,000    GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2003-C2
                   CLASS A4                                                             5.15         07/10/2037             274,119
        185,000    GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2004-C3
                   CLASS A4+/-                                                          5.19         07/10/2039             183,584
        152,000    GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2003-C2 CLASS B+/-                                                   5.30         05/10/2040             153,813
        538,000    GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2003-C3 CLASS A4                                                     5.02         04/10/2040             529,646
         80,030    GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2004-C1 CLASS A1                                                     3.12         03/10/2038              78,043
         26,614    GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                   2004-C2 CLASS A1                                                     3.90         08/10/2038              26,080
        177,635    GNMA SERIES 2006-8 CLASS A<<                                         3.94         08/16/2025             173,262
         56,000    GS MORTGAGE SECURITIES CORPORATION SERIES II 1998-C1 CLASS B         6.97         10/18/2030              57,258
        464,000    GS MORTGAGE SECURITIES CORPORATION SERIES II 1998-GLII
                   CLASS A2                                                             6.56         04/13/2031             468,957

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$       355,000    JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2002-C2 CLASS A2                                              5.05%        12/12/2034    $        350,882
         76,000    JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2002-CIB5 CLASS A2                                            5.16         10/12/2037              75,541
        303,000    JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2003-CB7 CLASS A4+/-                                          4.88         01/12/2038             295,771
        193,000    JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                   SERIES 2005-CB11 CLASS A4+/-                                         5.34         08/12/2037             192,879
          7,874    LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS A1         7.11         10/15/2032               7,890
         55,000    LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS B          7.43         10/15/2032              57,932
        106,000    LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A4+/-          5.12         11/15/2032             105,135
        212,000    LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C7 CLASS A3             5.35         11/15/2038             211,995
         39,000    LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C7 CLASS D+/-           5.50         11/15/2038              38,995
        217,000    MERRILL LYNCH MORTGAGE TRUST SERIES 2004-KEY2 CLASS A4+/-            4.86         08/12/2039             210,912
        189,000    MERRILL LYNCH/COUNTRYWIDE COMMERCIAL MORTGAGE TRUST SERIES
                   2006-4 CLASS ASB+/-                                                  5.13         12/12/2049             186,692
        249,000    MORGAN STANLEY CAPITAL I SERIES 2003-IQ5 CLASS A4                    5.01         04/15/2038             245,467
        138,000    MORGAN STANLEY CAPITAL I SERIES 2003-IQ6 CLASS A4                    4.97         12/15/2041             135,113
        110,074    MORGAN STANLEY CAPITAL I SERIES 2004-HQ4 CLASS A2                    3.92         04/14/2040             108,212
         88,000    MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS AAB                   5.04         01/14/2042              87,010
        183,000    MORGAN STANLEY CAPITAL I SERIES 2006-HQ10 CLASS A2                   5.28         11/12/2041             183,192
        376,000    MORGAN STANLEY CAPITAL I SERIES 2006-T23 CLASS A4+/-                 5.81         08/12/2041             391,414
        468,734    VENDEE MORTGAGE TRUST SERIES 1994-1 CLASS 2ZB                        6.50         02/15/2024             483,503
        167,000    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1
                   CLASS A4                                                             6.29         04/15/2034             174,674
        138,000    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2
                   CLASS A4                                                             4.98         11/15/2034             136,092
        291,000    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6
                   CLASS A3                                                             4.96         08/15/2035             287,689
        209,000    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6
                   CLASS A4                                                             5.13         08/15/2035             207,029
        116,000    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8
                   CLASS A3                                                             4.45         11/15/2035             112,984
        402,000    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C9
                   CLASS A4                                                             5.01         12/15/2035             394,662
         39,000    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C9
                   CLASS B                                                              5.11         12/15/2035              38,478
        270,000    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C10
                   CLASS A4                                                             4.75         02/15/2041             260,742
        105,000    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C11
                   CLASS B                                                              5.31         01/15/2041             104,255
        177,000    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C15
                   CLASS A4                                                             4.80         10/15/2041             170,898
        177,000    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C22
                   CLASS A4+/-                                                          5.27         12/15/2044             176,824
        274,000    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2006-C26
                   CLASS APB                                                            6.00         06/15/2045             284,456
        175,000    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2006-C28
                   CLASS A4                                                             5.57         10/15/2048             177,556
        639,000    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2006-C29
                   CLASS A4                                                             5.31         11/15/2048             635,480

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $31,692,797)                                                             31,702,305
                                                                                                                   ----------------

CORPORATE BONDS & NOTES - 15.32%

BUSINESS SERVICES - 0.25%
        110,000    INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN+/-                5.59         05/24/2010             110,398
        180,000    INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN<<                 5.40         02/15/2012             180,165

                                                                                                                            290,563
                                                                                                                   ----------------
CHEMICALS & ALLIED PRODUCTS - 0.39%
        155,000    BRISTOL MYERS SQUIBB COMPANY                                         5.88         11/15/2036             152,524
         80,000    TEVA PHARMACEUTICAL FINANCE LLC                                      6.15         02/01/2036              77,730
        225,000    WYETH                                                                5.50         02/15/2016             225,305

                                                                                                                            455,559
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COMMUNICATIONS - 2.11%
$        75,000    AMERICA MOVIL SA DE CV                                               6.38%        03/01/2035    $         73,173
         85,000    AT&T INCORPORATED                                                    7.30         11/15/2011              92,027
        255,000    AT&T INCORPORATED                                                    5.10         09/15/2014             247,592
        105,000    AT&T INCORPORATED                                                    6.15         09/15/2034             103,274
         80,000    AT&T INCORPORATED<<                                                  6.80         05/15/2036              85,034
         70,000    BELLSOUTH CORPORATION<<                                              6.00         11/15/2034              67,208
        275,000    COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                   8.38         03/15/2013             313,243
        185,000    COMCAST CORPORATION                                                  5.90         03/15/2016             185,528
         40,000    COMCAST CORPORATION                                                  5.65         06/15/2035              36,309
        120,000    NEW CINGULAR WIRELESS SERVICES                                       8.13         05/01/2012             135,032
        190,000    SPRINT CAPITAL CORPORATION                                           6.13         11/15/2008             192,245
        190,000    SPRINT CAPITAL CORPORATION                                           8.38         03/15/2012             211,163
        160,000    SPRINT NEXTEL CORPORATION                                            6.00         12/01/2016             155,940
        135,000    TIME WARNER ENTERTAINMENT COMPANY LP                                 8.38         07/15/2033             163,160
        115,000    VERIZON COMMUNICATIONS INCORPORATED                                  5.35         02/15/2011             115,186
        150,000    VERIZON COMMUNICATIONS INCORPORATED                                  5.55         02/15/2016             149,482
        130,000    VIACOM INCORPORATED<<                                                5.75         04/30/2011             130,066

                                                                                                                          2,455,662
                                                                                                                   ----------------
DEPOSITORY INSTITUTIONS - 2.38%
        150,000    BAC CAPITAL TRUST XI                                                 6.63         05/23/2036             161,878
         90,000    BANK OF AMERICA CORPORATION                                          4.25         10/01/2010              87,154
        120,000    BANK OF AMERICA CORPORATION                                          5.38         06/15/2014             119,959
        400,000    CITIGROUP INCORPORATED                                               3.63         02/09/2009             388,172
        155,000    CITIGROUP INCORPORATED                                               5.10         09/29/2011             154,344
        140,000    CITIGROUP INCORPORATED                                               5.85         08/02/2016             144,769
        285,000    JPMORGAN CHASE & COMPANY<<                                           5.60         06/01/2011             288,594
         95,000    JPMORGAN CHASE & COMPANY                                             5.13         09/15/2014              93,415
        230,000    JPMORGAN CHASE CAPITAL XVIII                                         6.95         08/17/2036             248,785
        185,000    PNC FUNDING CORPORATION                                              5.25         11/15/2015             181,904
        155,000    ROYAL BANK OF SCOTLAND GROUP PLC                                     5.00         10/01/2014             150,413
        300,000    WACHOVIA CORPORATION                                                 5.30         10/15/2011             299,880
        155,000    WACHOVIA CORPORATION                                                 4.88         02/15/2014             149,404
         93,000    WASHINGTON MUTUAL INCORPORATED                                       4.00         01/15/2009              90,673
        100,000    WASHINGTON MUTUAL INCORPORATED                                       5.25         09/15/2017              96,424
        120,000    ZIONS BANCORP                                                        5.50         11/16/2015             118,060

                                                                                                                          2,773,828
                                                                                                                   ----------------
ELECTRIC UTILITIES - 0.26%
        290,000    PROGRESS ENERGY INCORPORATED                                         6.85         04/15/2012             308,318
                                                                                                                   ----------------
ELECTRIC, GAS & SANITARY SERVICES - 1.62%
        105,000    ALLEGHENY ENERGY SUPPLY++                                            8.25         04/15/2012             115,238
        270,000    DPL INCORPORATED                                                     6.88         09/01/2011             283,527
         75,000    DUKE CAPITAL LLC                                                     5.50         03/01/2014              74,144
         45,000    DUKE CAPITAL LLC                                                     8.00         10/01/2019              52,315
        110,000    ENERGY TRANSFER PARTNERS LP                                          5.65         08/01/2012             109,537
         70,000    EXELON GENERATION COMPANY LLC                                        6.95         06/15/2011              73,743
         95,000    FIRSTENERGY CORPORATION SERIES B                                     6.45         11/15/2011              99,067

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
$        80,000    FIRSTENERGY CORPORATION SERIES C                                     7.38%        11/15/2031    $         91,107
        100,000    INDIANA MICHIGAN POWER COMPANY                                       6.05         03/15/2037              98,153
        190,000    KANSAS GAS & ELECTRIC                                                5.65         03/29/2021             184,492
        170,000    NEVADA POWER COMPANY SERIES M                                        5.95         03/15/2016             169,649
         75,000    ONCOR ELECTRIC DELIVERY                                              6.38         01/15/2015              77,308
        135,000    PSEG POWER LLC                                                       7.75         04/15/2011             145,867
        135,000    PSEG POWER LLC                                                       5.00         04/01/2014             128,769
        165,000    PUBLIC SERVICE COMPANY OF COLORADO                                   7.88         10/01/2012             185,127

                                                                                                                          1,888,043
                                                                                                                   ----------------
FINANCIAL SERVICES - 0.23%
        265,000    CAPITAL ONE FINANCIAL CORPORATION                                    8.75         02/01/2007             265,648
                                                                                                                   ----------------
FOOD & KINDRED PRODUCTS - 0.21%
        115,000    KRAFT FOODS INCORPORATED                                             5.63         11/01/2011             116,222
        130,000    KRAFT FOODS INCORPORATED                                             5.25         10/01/2013             128,357

                                                                                                                            244,579
                                                                                                                   ----------------
HOLDING & OTHER INVESTMENT OFFICES - 0.27%
        305,000    ALLIED CAPITAL CORPORATION                                           6.63         07/15/2011             310,149
                                                                                                                   ----------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.16%
        190,000    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                       5.50         10/15/2016             189,873
                                                                                                                   ----------------
INSURANCE CARRIERS - 1.18%
        135,000    ACE INA HOLDINGS INCORPORATED                                        6.70         05/15/2036             145,214
        200,000    AMERICAN INTERNATIONAL GROUP INCORPORATED                            4.70         10/01/2010             196,518
         75,000    AMERICAN INTERNATIONAL GROUP INCORPORATED                            5.60         10/18/2016              75,698
        110,000    CIGNA CORPORATION                                                    6.15         11/15/2036             108,672
         90,000    GE GLOBAL INSURANCE HOLDINGS                                         7.00         02/15/2026              99,993
        235,000    INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                   5.45         03/24/2011             235,789
        132,000    LIBERTY MUTUAL GROUP<<++                                             7.50         08/15/2036             144,418
         95,000    METLIFE INCORPORATED+/-                                              6.40         12/15/2036              95,438
        155,000    PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                         5.70         12/14/2036             150,873
        125,000    WELLPOINT INCORPORATED                                               5.85         01/15/2036             121,431

                                                                                                                          1,374,044
                                                                                                                   ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS - 0.07%
         79,000    XEROX CORPORATION                                                    6.40         03/15/2016              80,679
                                                                                                                   ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.19%
        215,000    TYCO INTERNATIONAL GROUP SA                                          6.38         10/15/2011             224,996
                                                                                                                   ----------------
MOTION PICTURES - 0.15%
        170,000    NEWS AMERICA INCORPORATED                                            6.40         12/15/2035             168,884
                                                                                                                   ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.06%
        350,000    AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY
                   INCORPORATED++                                                       5.25         11/21/2011             349,741
        145,000    CAPITAL ONE BANK SERIES BKNT                                         4.88         05/15/2008             144,106
        115,000    CAPITAL ONE FINANCIAL COMPANY                                        6.15         09/01/2016             118,934
        257,000    GENERAL ELECTRIC CAPITAL CORPORATION                                 3.75         12/15/2009             247,370
        105,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES A                        5.38         10/20/2016             105,140

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (CONTINUED)
$        80,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                     6.75%        03/15/2032    $         91,622
        500,000    HSBC FINANCE CORPORATION                                             4.75         04/15/2010             493,315
        125,000    RESIDENTIAL CAPITAL CORPORATION+/-                                   6.74         06/29/2007             125,619
        265,000    RESIDENTIAL CAPITAL CORPORATION                                      6.13         11/21/2008             266,313
        445,000    RESIDENTIAL CAPITAL CORPORATION                                      6.50         04/17/2013             450,979

                                                                                                                          2,393,139
                                                                                                                   ----------------
OIL & GAS EXTRACTION - 0.34%
         80,000    CONOCOPHILLIPS                                                       5.90         10/15/2032              81,270
        165,000    DEVON FINANCING CORPORATION ULC                                      6.88         09/30/2011             174,474
         65,000    PEMEX PROJECT FUNDING MASTER TRUST                                   7.38         12/15/2014              71,565
         65,000    PEMEX PROJECT FUNDING MASTER TRUST                                   6.63         06/15/2035              66,495

                                                                                                                            393,804
                                                                                                                   ----------------
PAPER & ALLIED PRODUCTS - 0.05%
         56,000    INTERNATIONAL PAPER COMPANY                                          5.85         10/30/2012              57,147
                                                                                                                   ----------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.06%
         75,000    ENTERPRISE PRODUCTS OPERATIONS SERIES B                              5.60         10/15/2014              73,660
                                                                                                                   ----------------
PIPELINES, EXCEPT NATURAL GAS - 0.40%
        145,000    DUKE CAPITAL LLC                                                     7.50         10/01/2009             152,565
         85,000    ENBRIDGE ENERGY PARTNERS LP                                          5.88         12/15/2016              84,159
        155,000    PLAINS ALL AMERICAN PIPELINE LP++                                    6.13         01/15/2017             155,808
         75,000    PLAINS ALL AMERICAN PIPELINE LP++                                    6.65         01/15/2037              76,146

                                                                                                                            468,678
                                                                                                                   ----------------
PRIMARY METAL INDUSTRIES - 0.08%
         85,000    CORNING INCORPORATED                                                 7.25         08/15/2036              91,091
                                                                                                                   ----------------
RAILROAD TRANSPORTATION - 0.12%
        125,000    NORFOLK SOUTHERN CORPORATION                                         7.05         05/01/2037             143,896
                                                                                                                   ----------------
REAL ESTATE - 0.09%
        100,000    EOP OPERATING LP                                                     4.75         03/15/2014              99,063
                                                                                                                   ----------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.56%
        135,000    DEVELOPERS DIVERS REALTY                                             5.38         10/15/2012             133,704
         55,000    PROLOGIS TRUST                                                       5.25         11/15/2010              54,685
        150,000    PROLOGIS TRUST                                                       5.50         04/01/2012             149,726
        190,000    SIMON PROPERTY GROUP LP                                              5.60         09/01/2011             191,531
        120,000    VENTAS REALTY LP CAPITAL CORPORATION                                 6.75         04/01/2017             123,900

                                                                                                                            653,546
                                                                                                                   ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.81%
        270,000    CREDIT SUISSE USA INCORPORATED                                       5.50         08/16/2011             272,943
        285,000    GOLDMAN SACHS GROUP INCORPORATED<<                                   5.13         01/15/2015             278,467
        150,000    GOLDMAN SACHS GROUP INCORPORATED                                     5.95         01/15/2027             148,217
         80,000    GOLDMAN SACHS GROUP INCORPORATED                                     6.45         05/01/2036              83,233
        210,000    LAZARD GROUP LLC                                                     7.13         05/15/2015             217,522
        115,000    LEHMAN BROTHERS HOLDINGS INCORPORATED                                5.75         01/03/2017             116,472
        235,000    LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                     5.75         05/17/2013             238,709

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (CONTINUED)
$       140,000    MERRILL LYNCH & COMPANY INCORPORATED                                 4.25%        02/08/2010    $        136,039
        165,000    MERRILL LYNCH & COMPANY INCORPORATED                                 6.05         05/16/2016             170,782
        100,000    MERRILL LYNCH & COMPANY INCORPORATED                                 6.22         09/15/2026             103,047
        175,000    MORGAN STANLEY                                                       5.63         01/09/2012             177,884
        165,000    MORGAN STANLEY                                                       5.38         10/15/2015             163,524

                                                                                                                          2,106,839
                                                                                                                   ----------------
TRANSPORTATION EQUIPMENT - 0.28%
         70,000    DAIMLERCHRYSLER NA HOLDING CORPORATION                               6.50         11/15/2013              71,869
         90,000    DAIMLERCHRYSLER NA HOLDING CORPORATION                               8.50         01/18/2031             107,139
        145,000    DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTN                    5.75         09/08/2011             144,634

                                                                                                                            323,642
                                                                                                                   ----------------

TOTAL CORPORATE BONDS & NOTES (COST $17,735,965)                                                                         17,835,330
                                                                                                                   ----------------

FOREIGN CORPORATE BONDS@ - 3.08%
         60,000    BRITISH TELECOM PLC                                                  9.13         12/15/2030              82,072
        125,000    CANADIAN NATIONAL RAILWAY COMPANY                                    6.20         06/01/2036             132,466
        125,000    CANADIAN NATURAL RESOURCES<<                                         6.50         02/15/2037             125,401
        120,000    CODELCO INCORPORATED++                                               6.15         10/24/2036             122,894
        130,000    DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV<<                          5.75         03/23/2016             128,090
         35,000    DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                            8.25         06/15/2030              43,027
        120,000    DIAGEO CAPITAL PLC                                                   5.50         09/30/2016             118,476
         69,000    ENCANA CORPORATION                                                   6.50         08/15/2034              71,111
        400,000    HBOS TREASURY SERVICES PLC++                                         5.00         11/21/2011             397,828
        250,000    RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III++               6.33         09/30/2027             253,223
        185,000    RESONA BANK LIMITED+/-++                                             5.85         09/29/2049             180,645
        380,000    SMFG PREFERRED CAPITAL+/-<<++                                        6.08         12/29/2049             377,169
         50,000    TELECOM ITALIA CAPITAL                                               6.00         09/30/2034              45,348
        370,000    TELEFONICA EMISIONES SAU                                             5.98         06/20/2011             376,634
        100,000    TELEFONOS DE MEXICO SA DE CV                                         4.75         01/27/2010              97,762
         25,000    TYCO INTERNATIONAL GROUP SA                                          6.88         01/15/2029              28,420
         35,000    VALE OVERSEAS LIMITED                                                6.25         01/23/2017              35,159
        100,000    VALE OVERSEAS LIMITED                                                8.25         01/17/2034             118,454
        425,000    WESTFIELD GROUP++                                                    5.40         10/01/2012             423,348
        170,000    WESTFIELD GROUP++                                                    5.70         10/01/2016             170,639
        255,000    XSTRATA FINANCE CANADA LIMITED++                                     5.50         11/16/2011             254,938

TOTAL FOREIGN CORPORATE BONDS@ (COST $3,574,231)                                                                          3,583,104
                                                                                                                   ----------------

FOREIGN GOVERNMENT BONDS@ - 1.00%
        190,000    ISRAEL GOVERNMENT BOND                                               5.50         11/09/2016             188,024
        265,000    PROVINCE OF ONTARIO                                                  5.00         10/18/2011             264,601
        230,000    QUEBEC PROVINCE                                                      5.13         11/14/2016             228,527
         80,000    QUEBEC PROVINCE                                                      7.50         09/15/2029             101,508
         70,000    REPUBLIC OF CHILE                                                    7.13         01/11/2012              75,390
        114,000    UNITED MEXICAN STATES                                                5.63         01/15/2017             114,114
        100,000    UNITED MEXICAN STATES SERIES MTNA                                    5.88         01/15/2014             102,600
         80,000    UNITED MEXICAN STATES SERIES MTNA<<                                  6.75         09/27/2034              86,400

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $1,147,156)                                                                         1,161,164
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
AGENCY SECURITIES - 40.28%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 17.75%
$       964,182    FHLMC #1H2618+/-<<                                                   5.59%        05/01/2036    $        968,424
        504,711    FHLMC #1Q0027+/-                                                     5.09         02/01/2036             497,298
         66,233    FHLMC #783132+/-                                                     4.98         05/01/2035              65,288
        207,715    FHLMC #B12454<<                                                      4.50         02/01/2019             200,415
        128,438    FHLMC #B13150                                                        4.00         03/01/2019             121,135
        170,395    FHLMC #B13646                                                        4.50         04/01/2019             164,406
        114,421    FHLMC #B14028<<                                                      4.50         05/01/2019             110,399
        172,392    FHLMC #E01279<<                                                      5.50         01/01/2018             172,688
        216,743    FHLMC #E01497<<                                                      5.50         11/01/2018             217,028
        966,675    FHLMC #E01602                                                        4.50         03/01/2019             933,719
        805,303    FHLMC #G02083<<                                                      4.50         07/01/2035             754,637
         70,021    FHLMC #G08083<<                                                      4.50         08/01/2035              65,616
        159,641    FHLMC #G11594<<                                                      5.50         08/01/2019             159,843
        256,801    FHLMC #G11628<<                                                      4.50         11/01/2019             247,776
        729,980    FHLMC #G11650<<                                                      5.00         02/01/2020             717,990
        735,945    FHLMC #G11658<<                                                      5.50         01/01/2020             736,075
      1,482,281    FHLMC #G11720<<                                                      4.50         08/01/2020           1,430,185
      1,062,870    FHLMC #G11769                                                        5.00         10/01/2020           1,044,291
        729,185    FHLMC #G12107<<                                                      4.50         08/01/2020             703,557
        119,134    FHLMC #G12248<<                                                      4.50         07/01/2020             114,947
        818,891    FHLMC #G12333<<                                                      4.50         06/01/2021             789,348
        297,173    FHLMC #G12457<<                                                      4.00         02/01/2020             279,709
      4,870,000    FHLMC #G12471                                                        4.50         12/01/2018           4,708,187
        271,000    FHLMC #G12473<<                                                      4.50         02/01/2020             261,475
        105,176    FHLMC #J02372<<                                                      5.50         05/01/2020             105,309
        102,947    FHLMC #J02373<<                                                      5.50         05/01/2020             103,077
        204,644    FHLMC #J02609<<                                                      4.50         10/01/2020             197,261
        163,245    FHLMC SERIES 2631 CLASS MT                                           3.50         01/15/2022             161,330
        535,915    FHLMC SERIES 2645 CLASS MK                                           3.50         07/15/2022             528,319
        766,000    FHLMC SERIES 2825 CLASS QN<<                                         5.50         09/15/2032             755,172
        282,806    FHLMC SERIES 2890 CLASS AP<<                                         3.75         12/15/2011             275,802
        325,807    FHLMC SERIES 3035 CLASS DM<<                                         5.50         11/15/2025             326,785
      2,709,000    FHLMC TBA%%                                                          6.00         01/01/2021           2,744,556

                                                                                                                         20,662,047
                                                                                                                   ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 17.38%
        388,451    FNMA #190337<<                                                       5.00         07/01/2033             375,760
      2,198,725    FNMA #254828<<                                                       5.00         08/01/2033           2,126,891
         95,832    FNMA #387166                                                         4.33         11/01/2011              92,330
      1,239,211    FNMA #555592<<                                                       5.50         07/01/2033           1,226,579
        206,427    FNMA #678915                                                         5.50         01/01/2033             204,365
        300,734    FNMA #682454<<                                                       4.00         09/01/2018             283,983
        492,150    FNMA #688017<<                                                       5.50         03/01/2033             487,133
         82,132    FNMA #699613<<                                                       5.50         06/01/2033              81,295
      1,084,150    FNMA #725222<<                                                       5.50         02/01/2034           1,073,098
        624,046    FNMA #725232<<                                                       5.00         03/01/2034             603,658

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$     1,092,159    FNMA #725425                                                         5.50%        04/01/2034    $      1,081,098
        237,196    FNMA #725564                                                         4.53         04/01/2009             233,786
        410,536    FNMA #725611<<                                                       5.50         06/01/2034             406,352
         98,520    FNMA #728720<<                                                       5.00         07/01/2033              95,301
        551,663    FNMA #728877<<                                                       5.00         08/01/2033             533,640
      2,658,906    FNMA #735036<<                                                       5.50         12/01/2034           2,630,400
      1,236,899    FNMA #735224<<                                                       5.50         02/01/2035           1,224,291
        420,937    FNMA #735301<<                                                       4.00         03/01/2020             396,709
      1,323,239    FNMA #745018                                                         4.00         09/01/2020           1,247,076
         70,915    FNMA #745295                                                         4.65         10/01/2012              69,477
        454,954    FNMA #745454<<                                                       4.00         12/01/2020             428,768
        280,354    FNMA #745666+/-                                                      6.44         07/01/2036             284,391
         92,563    FNMA #753208                                                         4.50         01/01/2034              86,963
        286,563    FNMA #758584<<                                                       5.00         11/01/2034             277,295
        244,003    FNMA #766745                                                         4.50         03/01/2019             235,673
        300,008    FNMA #770330                                                         4.50         04/01/2019             289,766
        131,738    FNMA #813642+/-<<                                                    5.65         06/01/2036             132,491
        162,343    FNMA #815422<<                                                       4.50         02/01/2035             152,176
        221,582    FNMA #815426<<                                                       4.50         02/01/2035             207,942
        190,718    FNMA #822051+/-<<                                                    5.05         07/01/2035             189,625
         97,413    FNMA #835243+/-<<                                                    4.87         09/01/2035              96,345
        572,628    FNMA #839226                                                         4.00         09/01/2020             537,810
         42,000    FNMA #874136                                                         5.57         12/01/2016              43,039
         36,000    FNMA #874167                                                         5.51         12/01/2016              36,734
        157,991    FNMA #879679+/-<<                                                    5.29         04/01/2036             158,304
        579,013    FNMA #886046<<                                                       6.00         07/01/2036             582,933
        123,000    FNMA #891057+/-                                                      5.50         06/01/2036             123,912
        546,562    FNMA #894446+/-                                                      5.93         09/01/2036             552,675
        217,618    FNMA SERIES 2003-113 CLASS PN<<                                      3.50         02/25/2013             213,636
        710,676    FNMA SERIES 2003-76 CLASS DE<<                                       4.00         09/25/2031             672,088
         71,952    FNMA SERIES 2003-92 CLASS NM                                         3.50         04/25/2013              70,705
        302,000    FNMA SERIES 2005-69 CLASS JM<<                                       4.50         08/25/2025             278,792
        104,791    FNMA SERIES 2005-77 CLASS BX                                         4.50         07/25/2028             103,307

                                                                                                                         20,228,592
                                                                                                                   ----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.15%
        484,039    GNMA #3624<<                                                         5.50         10/20/2034             480,803
         61,563    GNMA SERIES 2006-3 CLASS A                                           4.21         01/16/2028              60,148
      5,332,000    GNMA TBA%%                                                           6.50         01/01/2037           5,450,304

                                                                                                                          5,991,255
                                                                                                                   ----------------

TOTAL AGENCY SECURITIES (COST $46,884,180)                                                                               46,881,894
                                                                                                                   ----------------

US TREASURY SECURITIES - 14.72%

US TREASURY BONDS - 5.07%
        478,000    US TREASURY BOND<<                                                   8.88         02/15/2019             653,590
        734,000    US TREASURY BOND<<                                                   7.13         02/15/2023             913,716
      1,610,000    US TREASURY BOND<<                                                   6.25         08/15/2023           1,853,136
        704,000    US TREASURY BOND<<                                                   6.25         05/15/2030             838,640

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
US TREASURY BONDS (CONTINUED)
$       428,000    US TREASURY BOND<<                                                  5.38%         02/15/2031    $        458,462
      1,249,000    US TREASURY BOND<<                                                  4.50          02/15/2036           1,187,722

                                                                                                                          5,905,266
                                                                                                                   ----------------

US TREASURY NOTES - 9.65%
        518,000    US TREASURY NOTE<<                                                  4.88          05/31/2008             517,757
        114,000    US TREASURY NOTE<<                                                  5.13          06/30/2008             114,356
      1,024,000    US TREASURY NOTE<<                                                  4.63          09/30/2008           1,020,200
        707,000    US TREASURY NOTE<<                                                  4.88          10/31/2008             707,332
        241,000    US TREASURY NOTE<<                                                  4.63          11/30/2008             240,124
         40,000    US TREASURY NOTE                                                    4.88          05/15/2009              40,088
        126,000    US TREASURY NOTE<<                                                  4.88          08/15/2009             126,379
        190,000    US TREASURY NOTE<<                                                  4.63          10/31/2011             189,310
      5,543,000    US TREASURY NOTE<<                                                  4.50          11/30/2011           5,493,634
        201,000    US TREASURY NOTE<<                                                  4.50          11/15/2015             197,906
        529,000    US TREASURY NOTE<<                                                  4.50          02/15/2016             520,569
      1,565,000    US TREASURY NOTE<<                                                  5.13          05/15/2016           1,612,011
        459,000    US TREASURY NOTE<<                                                  4.63          11/15/2016             455,988

                                                                                                                         11,235,654
                                                                                                                   ----------------

TOTAL US TREASURY SECURITIES (COST $17,161,026)                                                                          17,140,920
                                                                                                                   ----------------

REPURCHASE AGREEMENTS - 3.69%
      4,291,000    BEAR STEARNS COMPANIES INCORPORATED - 102% COLLATERALIZED BY
                   US GOVERNMENT SECURITIES (MATURITY VALUE $4,293,546)                5.34          01/03/2007           4,291,000

TOTAL REPURCHASE AGREEMENTS (COST $4,291,000)                                                                             4,291,000
                                                                                                                   ----------------

COLLATERAL FOR SECURITIES LENDING - 41.58%

COLLATERAL INVESTED IN OTHER ASSETS - 41.58%
        103,109    ABBEY NATIONAL TREASURY SERVICES PLC+/-++                           5.46          01/16/2007             103,116
        687,396    AMERICAN EXPRESS BANK FSB+/-                                        5.31          01/26/2007             687,410
        149,434    AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                            5.43          11/21/2007             149,595
        433,358    AMERICAN GENERAL FINANCE CORPORATION+/-++                           5.40          01/15/2008             433,519
         12,403    AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                  5.33          07/10/2007              12,404
         14,943    AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                  5.46          09/27/2007              14,962
         26,883    AMSTEL FUNDING CORPORATION++                                        5.33          01/22/2007              26,805
         29,887    AMSTERDAM FUNDING CORPORATION++                                     5.41          01/25/2007              29,787
        676,936    AQUIFER FUNDING LLC++                                               5.40          01/05/2007             676,638
         49,104    ATLANTIC ASSET SECURITIZATION CORPORATION                           5.34          01/30/2007              48,904
        373,585    ATLAS CAPITAL FUNDING CORPORATION+/-++                              5.34          05/10/2007             373,585
         54,902    ATLAS CAPITAL FUNDING CORPORATION++                                 5.41          01/03/2007              54,894
        298,868    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                   5.33          04/25/2007             298,889
        373,585    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                  5.35          10/25/2007             373,544
         20,831    ATOMIUM FUNDING CORPORATION++                                       5.33          02/08/2007              20,719
         16,408    ATOMIUM FUNDING CORPORATION++                                       5.34          02/06/2007              16,324
         37,269    ATOMIUM FUNDING CORPORATION++                                       5.36          02/07/2007              37,074
         29,588    ATOMIUM FUNDING CORPORATION++                                       5.39          02/16/2007              29,394
         37,358    BANK ONE NA (LLLINOIS) SERIES BKNT+/-                               5.42          01/12/2007              37,359
        971,321    BEAR STEARNS & COMPANY INCORPORATED+/-                              5.39          02/23/2007             971,321

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        76,958    BEAR STEARNS & COMPANY INCORPORATED+/-                              5.94%         09/27/2007    $         77,338
        149,434    BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                   5.44          10/03/2007             149,568
      1,494,340    BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT
                   (MATURITY VALUE $1,495,230)                                         5.36          01/02/2007           1,494,340
         28,691    BEAR STEARNS & COMPANY INCORPORATED SERIES MTNB+/-                  5.53          01/16/2007              28,693
        224,151    BETA FINANCE INCORPORATED SERIES MTN+/-++                           5.34          07/17/2007             224,220
      2,615,094    BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $2,616,652)        5.36          01/02/2007           2,615,094
         66,692    BUCKINGHAM CDO LLC                                                  5.35          03/15/2007              65,993
        373,585    BUCKINGHAM II CDO LLC++                                             5.32          01/22/2007             372,494
         74,478    BUCKINGHAM II CDO LLC                                               5.35          01/25/2007              74,228
      2,017,358    BUCKINGHAM III CDO LLC++                                            5.35          01/16/2007           2,013,243
         74,717    CAIRN HIGH GRADE FUNDING I LLC++                                    5.33          01/12/2007              74,608
        657,509    CAIRN HIGH GRADE FUNDING I LLC++                                    5.33          02/01/2007             654,636
        104,604    CAIRN HIGH GRADE FUNDING I LLC                                      5.34          03/22/2007             103,401
          5,828    CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                       5.44          08/20/2007               5,833
          5,544    CEDAR SPRINGS CAPITAL COMPANY++                                     5.33          01/08/2007               5,539
        122,312    CEDAR SPRINGS CAPITAL COMPANY++                                     5.33          03/02/2007             121,261
         54,782    CEDAR SPRINGS CAPITAL COMPANY                                       5.34          02/02/2007              54,535
          7,173    CEDAR SPRINGS CAPITAL COMPANY                                       5.35          03/07/2007               7,106
         12,493    CEDAR SPRINGS CAPITAL COMPANY++                                     5.36          03/12/2007              12,367
        395,268    CEDAR SPRINGS CAPITAL COMPANY++                                     5.37          01/05/2007             395,094
         26,913    CEDAR SPRINGS CAPITAL COMPANY                                       5.38          01/11/2007              26,878
          9,713    CHEYNE FINANCE LLC                                                  5.33          03/22/2007               9,602
        156,906    CHEYNE FINANCE LLC++                                                5.38          04/13/2007             154,604
         19,426    CHEYNE FINANCE LLC++                                                5.40          01/23/2007              19,367
      1,604,314    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $1,605,269)          5.36          01/02/2007           1,604,314
         31,306    CLIPPER RECEIVABLES CORPORATION                                     5.40          01/19/2007              31,229
         18,082    CLIPPER RECEIVABLES CORPORATION                                     5.41          01/09/2007              18,063
         21,504    CLIPPER RECEIVABLES CORPORATION                                     5.43          01/03/2007              21,500
          3,736    CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                          5.33          01/17/2007               3,728
        182,309    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                  5.36          01/22/2007             181,777
      1,575,034    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                  5.41          01/19/2007           1,571,128
         74,717    CREDIT SUISSE (NEW YORK) SERIES YCD+/-                              5.36          03/27/2007              74,662
         67,245    CREDIT SUISSE FIRST BOSTON USA INCORPORATED SERIES MTN+/-           5.47          04/05/2007              67,272
         34,220    CREDIT SUISSE FIRST BOSTON USA INCORPORATED SERIES MTN+/-           5.72          10/29/2007              34,345
          3,736    CROWN POINT CAPITAL COMPANY                                         5.36          04/17/2007               3,679
         14,943    CROWN POINT CAPITAL COMPANY++                                       5.39          01/12/2007              14,922
        823,889    DEER VALLEY FUNDING LLC                                             5.32          01/23/2007             821,368
        124,150    DEER VALLEY FUNDING LLC++                                           5.34          01/24/2007             123,751
         44,830    DEER VALLEY FUNDING LLC                                             5.34          01/25/2007              44,680
        288,049    DEER VALLEY FUNDING LLC++                                           5.34          02/06/2007             286,583
        110,133    DEER VALLEY FUNDING LLC++                                           5.35          01/29/2007             109,699
        179,321    DEER VALLEY FUNDING LLC++                                           5.35          02/27/2007             177,859
         33,996    DEUTSCHE BANK AG (NEW YORK) SERIES YCD+/-                           5.34          03/15/2007              33,872
      7,172,830    FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $7,177,102)       5.36          01/02/2007           7,172,830
        747,170    FIVE FINANCE INCORPORATED SERIES MTN+/-++                           5.37          01/25/2007             747,484
          6,456    FOX TROT CDO LIMITED++                                              5.34          04/11/2007               6,363
        409,539    FOX TROT CDO LIMITED                                                5.39          01/02/2007             409,539

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       175,391    GALLEON CAPITAL LLC                                                 5.40%         01/02/2007    $        175,391
         29,887    GALLEON CAPITAL LLC                                                 5.40          01/18/2007              29,817
        239,094    GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                       5.43          06/18/2007             239,094
        301,782    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                 5.42          06/22/2007             301,993
        508,673    GENWORTH FINANCIAL INCORPORATED+/-                                  5.51          06/15/2007             509,212
        133,086    GEORGE STREET FINANCE LLC++                                         5.38          01/16/2007             132,814
        934,186    GEORGE STREET FINANCE LLC++                                         5.38          01/29/2007             930,506
        574,095    GEORGE STREET FINANCE LLC                                           5.40          01/09/2007             573,510
        373,585    GERMAN RESIDENTIAL FUNDING+/-++                                     5.35          08/22/2007             373,585
         52,302    GOLDMAN SACHS GROUP INCORPORATED SERIES MTN1+/-                     5.51          01/09/2007              52,303
        747,170    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                     5.46          03/30/2007             747,409
        152,423    HBOS TREASURY SERVICES PLC+/-++                                     5.45          01/12/2007             152,429
         56,964    HUDSON-THAMES LLC                                                   5.33          01/08/2007              56,915
        339,290    HUDSON-THAMES LLC                                                   5.34          01/22/2007             338,299
        385,629    HUDSON-THAMES LLC                                                   5.34          02/05/2007             383,720
         23,909    HUDSON-THAMES LLC++                                                 5.38          02/20/2007              23,739
         25,254    HUDSON-THAMES LLC++                                                 5.38          03/05/2007              25,027
         10,460    IBM CORPORATION SERIES MTN+/-                                       5.36          06/28/2007              10,465
        523,019    ING USA ANNUITY & LIFE INSURANCE+/-                                 5.42          09/17/2007             523,019
          3,736    IRISH LIFE & PERMANENT PLC++                                        5.35          04/04/2007               3,686
        340,709    K2 (USA) LLC                                                        5.38          01/23/2007             339,667
        956,377    KAUPTHING BANK SERIES MTN+/-++                                      5.43          03/20/2007             956,148
         74,717    KLIO FUNDING CORPORATION++                                          5.36          01/23/2007              74,488
         14,943    KLIO FUNDING CORPORATION++                                          5.37          01/25/2007              14,893
        665,848    LA FAYETTE ASSET SECURITIZATION CORPORATION++                       5.35          01/08/2007             665,269
         16,557    LA FAYETTE ASSET SECURITIZATION CORPORATION++                       5.37          01/17/2007              16,521
        656,777    LA FAYETTE ASSET SECURITIZATION CORPORATION                         5.38          01/02/2007             656,777
         64,316    LA FAYETTE ASSET SECURITIZATION CORPORATION++                       5.38          01/16/2007              64,185
         49,388    LA FAYETTE ASSET SECURITIZATION CORPORATION++                       5.39          03/15/2007              48,870
         76,660    LA FAYETTE ASSET SECURITIZATION CORPORATION++                       5.41          01/10/2007              76,570
        149,434    LEGACY CAPITAL CORPORATION                                          5.42          01/04/2007             149,391
         83,832    LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                5.49          04/20/2007              83,887
         59,774    LIBERTY LIGHT US CAPITAL SERIES MTN1+/-++                           5.46          04/16/2007              59,805
         19,142    LIBERTY STREET FUNDING CORPORATION++                                5.35          01/29/2007              19,067
         68,740    LIBERTY STREET FUNDING CORPORATION                                  5.39          01/19/2007              68,569
         37,358    LIBERTY STREET FUNDING CORPORATION++                                5.40          01/23/2007              37,244
        747,170    LIQUID FUNDING LIMITED+/-++                                         5.32          08/15/2007             723,029
        373,585    LIQUID FUNDING LIMITED++                                            5.34          03/05/2007             370,215
         22,415    MANE FUNDING CORPORATION                                            5.40          01/29/2007              22,327
         44,830    MBIA GLOBAL FUNDING LLC+/-++                                        5.35          02/20/2007              44,832
          2,540    MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                 5.40          08/24/2007               2,541
         44,830    MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                 5.47          08/27/2007              44,889
         69,487    MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                 5.50          01/26/2007              69,494
          7,472    MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                 5.52          04/20/2007               7,477
         11,208    MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                 5.60          01/02/2008              11,234
          8,966    METLIFE GLOBAL FUNDING I+/-++                                       5.43          03/16/2007               8,969
         14,943    MORGAN STANLEY+/-                                                   5.48          01/19/2007              14,945

PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$        58,279    MORGAN STANLEY+/-                                                   5.50%         02/15/2007    $         58,290
         96,086    MORGAN STANLEY+/-                                                   5.51          01/12/2007              96,089
        229,755    MORGAN STANLEY SERIES EXL+/-                                        5.41          01/15/2008             229,759
        373,585    NATEXIS BANQUES POPULAIRES+/-++                                     5.37          11/09/2007             373,331
        589,517    NATIONWIDE BUILDING SOCIETY+/-++                                    5.49          07/20/2007             590,042
         32,562    NIEUW AMSTERDAM RECEIVABLES CORPORATION                             5.32          03/27/2007              32,163
         27,018    NORTH SEA FUNDING                                                   5.38          02/21/2007              26,821
         74,717    PRUDENTIAL FUNDING                                                  5.36          01/05/2007              74,684
        701,667    RACERS TRUST SERIES 2004-6-MM+/-++                                  5.37          06/22/2007             701,679
         34,654    RANGER FUNDING CORPORATION                                          5.36          01/17/2007              34,578
         48,865    ROYAL BANK OF SCOTLAND PLC+/-++                                     5.36          03/30/2007              48,879
          5,215    SAINT GERMAIN FUNDING++                                             5.32          01/16/2007               5,205
         22,415    SAINT GERMAIN FUNDING                                               5.41          01/08/2007              22,396
        358,642    SEDNA FINANCE INCORPORATED SERIES MTN+/-++                          5.33          04/11/2007             358,685
        268,981    SEDNA FINANCE INCORPORATED SERIES MTN+/-++                          5.33          10/26/2007             268,960
        298,868    SLM CORPORATION+/-++                                                5.35          01/11/2008             298,955
      1,048,653    SLM CORPORATION SERIES MTNA+/-                                      5.50          01/25/2007           1,048,768
         76,510    SLM CORPORATION SERIES MTN1+/-                                      5.59          07/25/2007              76,616
          8,966    SVENSKA HANDELSBANKEN INCORPORATED                                  5.32          01/26/2007               8,935
      1,867,925    TASMAN FUNDING INCORPORATED++                                       5.34          01/16/2007           1,864,114
        472,540    TASMAN FUNDING INCORPORATED++                                       5.40          01/22/2007             471,160
         33,936    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                5.31          01/11/2007              33,892
         18,186    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                  5.35          01/04/2007              18,181
         29,887    THUNDER BAY FUNDING LLC++                                           5.36          01/31/2007              29,760
         98,298    THUNDER BAY FUNDING LLC++                                           5.41          01/11/2007              98,169
         56,591    TIERRA ALTA FUNDING I LIMITED                                       5.36          01/23/2007              56,417
      1,494,340    TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                           5.51          12/31/2007           1,494,340
        287,197    TRAVELERS INSURANCE COMPANY+/-                                      5.42          02/09/2007             287,191
          3,826    TULIP FUNDING CORPORATION                                           5.36          04/25/2007               3,763
        373,585    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                  5.36          03/09/2007             373,656
         55,291    VERSAILLES CDS LLC++                                                5.34          01/17/2007              55,169
        315,649    VERSAILLES CDS LLC++                                                5.35          01/11/2007             315,236
        186,792    VERSAILLES CDS LLC++                                                5.36          01/04/2007             186,738
         74,717    VERSAILLES CDS LLC                                                  5.36          01/16/2007              74,565
        283,925    VERSAILLES CDS LLC                                                  5.40          01/19/2007             283,220
         22,415    VETRA FINANCE CORPORATION++                                         5.36          03/02/2007              22,223
        251,647    VETRA FINANCE CORPORATION++                                         5.37          03/13/2007             249,083
        373,585    WAL-MART STORES INCORPORATED SERIES MTN+/-                          5.26          03/28/2007             373,596
        523,019    WHISTLEJACKET CAPITAL LIMITED++                                     5.40          01/08/2007             522,564
        230,935    WHITE PINE FINANCE LLC                                              5.35          01/22/2007             230,261
         14,943    WHITE PINE FINANCE LLC                                              5.39          01/16/2007              14,913
         17,663    WORLD OMNI VEHICLE LEASING INCORPORATED++                           5.36          01/12/2007              17,637
         16,931    WORLD OMNI VEHICLE LEASING INCORPORATED++                           5.36          01/16/2007              16,891

                                                                                                                         48,398,742
                                                                                                                   ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $48,398,742)                                                               48,398,742
                                                                                                                   ----------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                     PORTFOLIO OF INVESTMENTS--DECEMBER 31, 2006
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

                                                                                                                         VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $177,500,579)*                          152.59%                                                              $    177,606,051
OTHER ASSETS AND LIABILITIES, NET             (52.59)                                                                   (61,156,726)
                                              ------                                                               ----------------
TOTAL NET ASSETS                              100.00%                                                              $    116,449,325
                                              ======                                                               ================

+/-   VARIABLE RATE INVESTMENTS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS $177,674,323 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION               $ 578,576
      GROSS UNREALIZED DEPRECIATION                (646,848)
                                                  ---------
      NET UNREALIZED APPRECIATION (DEPRECIATION)  $ (68,272)

PRINCIPAL          SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
SCHEDULE OF TBA SALE COMMITMENTS - (3.41%)
$       (72,000)   FNMA TBA%%                                                          5.00%         01/01/2037    $        (69,502)
     (1,395,000)   FNMA TBA%%                                                          5.50          01/01/2037          (1,378,434)
     (2,615,000)   FNMA TBA%%                                                          5.00          02/01/2037          (2,524,291)

TOTAL SCHEDULE OF TBA SALE COMMITMENTS (TOTAL PROCEEDS $(3,991,669))                                                     (3,972,227)
                                                                                                                   ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                         STATEMENTS OF ASSETS AND LIABILITIES--DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                                  VT ASSET           VT C&B
                                                                                ALLOCATION        LARGE CAP     VT DISCOVERY
                                                                                      FUND       VALUE FUND             Fund
----------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ........................................   $ 277,236,095    $  31,069,797    $ 229,662,228
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .............................     110,235,757        1,110,367        9,374,240
   INVESTMENTS IN AFFILIATES .............................................      10,240,222          993,983        4,913,819
   REPURCHASE AGREEMENTS .................................................               0                0                0
                                                                             -------------    -------------    -------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .......................     397,712,074       33,174,147      243,950,287
                                                                             -------------    -------------    -------------
   CASH ..................................................................          50,000           50,000                0
   RECEIVABLE FOR FUND SHARES ISSUED .....................................           5,667           17,788           14,982
   RECEIVABLE FOR INVESTMENTS SOLD .......................................          27,768          100,609                0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ................................       1,710,029           70,428           63,377
   RECEIVABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS .......................               0                0                0
                                                                             -------------    -------------    -------------
TOTAL ASSETS .............................................................     399,505,538       33,412,972      244,028,646
                                                                             -------------    -------------    -------------

LIABILITIES
   OPTION WRITTEN, AT VALUE ..............................................               0                0                0
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ...............         203,550                0                0
   PAYABLE FOR FUND SHARES REDEEMED ......................................         399,562           90,270          377,232
   PAYABLE FOR INVESTMENTS PURCHASED .....................................           1,584                0                0
   DIVIDENDS PAYABLE .....................................................               0                0                0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .................         255,039           22,348          271,191
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ................................     110,235,757        1,110,367        9,374,240
   ACCRUED EXPENSES AND OTHER LIABILITIES ................................          22,886           21,154           59,234
                                                                             -------------    -------------    -------------
TOTAL LIABILITIES ........................................................     111,118,378        1,244,139       10,081,897
                                                                             -------------    -------------    -------------
TOTAL NET ASSETS .........................................................   $ 288,387,160    $  32,168,833    $ 233,946,749
                                                                             =============    =============    =============

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .......................................................   $ 260,951,016    $  30,178,994    $ 402,008,610
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................          11,798                0                0
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .................      (3,129,538)      (2,573,501)    (200,867,787)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
     CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN
     FOREIGN CURRENCIES ..................................................      29,306,372        4,563,340       32,805,926
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES .................       1,247,512                0                0
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP AGREEMENTS,
     AND SHORT SALES .....................................................               0                0                0
                                                                             -------------    -------------    -------------
TOTAL NET ASSETS .........................................................   $ 288,387,160    $  32,168,833    $ 233,946,749
                                                                             -------------    -------------    -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------------------------------------------------------
   NET ASSETS ............................................................   $ 288,387,160    $  32,168,833    $ 233,946,749
   SHARES OUTSTANDING ....................................................      20,403,484        2,861,584       14,226,095
   NET ASSET VALUE AND OFFERING PRICE PER SHARE ..........................   $       14.13    $       11.24    $       16.44
                                                                             -------------    -------------    -------------
INVESTMENTS AT COST ......................................................   $ 368,405,702    $  28,610,807    $ 211,144,361
                                                                             =============    =============    =============
SECURITIES ON LOAN, AT MARKET VALUE ......................................   $ 107,565,217    $   1,065,263    $   9,070,965
                                                                             =============    =============    =============
PREMIUMS RECEIVED ON WRITTEN OPTIONS .....................................   $           0    $           0    $           0
                                                                             =============    =============    =============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                                                                                                       VT LARGE
                                                                                 VT EQUITY    VT INTERNATIONAL          COMPANY
                                                                               INCOME FUND           CORE FUND        CORE FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ........................................   $ 115,166,389    $     43,349,902    $  25,070,910
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .............................          91,039                   0          992,319
   INVESTMENTS IN AFFILIATES .............................................       1,005,507             726,912          297,686
   REPURCHASE AGREEMENTS .................................................               0                   0                0
                                                                             -------------    ----------------    -------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .......................     116,262,935          44,076,814       26,360,915
                                                                             -------------    ----------------    -------------
   CASH ..................................................................          50,000              50,000           50,000
   RECEIVABLE FOR FUND SHARES ISSUED .....................................          69,687              33,830                0
   RECEIVABLE FOR INVESTMENTS SOLD .......................................               0             159,688          121,286
   RECEIVABLES FOR DIVIDENDS AND INTEREST ................................         150,387              85,978           21,644
   RECEIVABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS .......................               0                   0                0
                                                                             -------------    ----------------    -------------
TOTAL ASSETS .............................................................     116,533,009          44,406,310       26,553,845
                                                                             -------------    ----------------    -------------
LIABILITIES
   OPTION WRITTEN, AT VALUE ..............................................               0                   0                0
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ...............               0                   0                0
   PAYABLE FOR FUND SHARES REDEEMED ......................................          86,941              36,334           92,605
   PAYABLE FOR INVESTMENTS PURCHASED .....................................               0                   0           79,765
   DIVIDENDS PAYABLE .....................................................               0                   0                0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .................          98,626              33,468           16,546
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ................................          91,039                   0          992,319
   ACCRUED EXPENSES AND OTHER LIABILITIES ................................          24,201              19,658           23,359
                                                                             -------------    ----------------    -------------
TOTAL LIABILITIES ........................................................         300,807              89,460        1,204,594
                                                                             -------------    ----------------    -------------
TOTAL NET ASSETS .........................................................   $ 116,232,202    $     44,316,850    $  25,349,251
                                                                             =============    ================    =============

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .......................................................   $  82,530,394    $     31,855,416    $  38,688,718
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................               0                (718)               0
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .................       6,803,480           3,279,275      (15,760,952)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
     CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN
     FOREIGN CURRENCIES ..................................................      26,898,328           9,182,877        2,421,485
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES .................               0                   0                0
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP AGREEMENTS,
     AND SHORT SALES .....................................................               0                   0                0
                                                                             -------------    ----------------    -------------
TOTAL NET ASSETS .........................................................   $ 116,232,202    $     44,316,850    $  25,349,251
                                                                             -------------    ----------------    -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS ............................................................   $ 116,232,202    $     44,316,850    $  25,349,251
   SHARES OUTSTANDING ....................................................       5,886,384           4,488,066        1,625,474
   NET ASSET VALUE AND OFFERING PRICE PER SHARE ..........................   $       19.75    $           9.87    $       15.59
                                                                             -------------    ----------------    -------------
INVESTMENTS AT COST ......................................................   $  89,364,607    $     34,894,534    $  23,939,430
                                                                             =============    ================    =============
SECURITIES ON LOAN, AT MARKET VALUE ......................................   $      88,156    $              0    $     941,967
                                                                             =============    ================    =============
PREMIUMS RECEIVED ON WRITTEN OPTIONS .....................................   $           0    $              0    $           0
                                                                             =============    ================    =============

                                                                                  VT LARGE         VT MONEY
                                                                                   COMPANY           MARKET    VT OPPORTUNITY
                                                                               GROWTH FUND             FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ........................................   $ 106,189,175    $  42,841,335    $  851,767,456
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .............................       1,976,816                0        38,890,638
   INVESTMENTS IN AFFILIATES .............................................       2,221,474                0        45,450,496
   REPURCHASE AGREEMENTS .................................................               0        9,598,271                 0
                                                                             -------------    -------------    --------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .......................     110,387,465       52,439,606       936,108,590
                                                                             -------------    -------------    --------------
   CASH ..................................................................          50,000           50,000             3,993
   RECEIVABLE FOR FUND SHARES ISSUED .....................................          64,047                0            87,166
   RECEIVABLE FOR INVESTMENTS SOLD .......................................         300,311                0         1,076,145
   RECEIVABLES FOR DIVIDENDS AND INTEREST ................................          38,896           92,103           840,855
   RECEIVABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS .......................               0                0           900,401
                                                                             -------------    -------------    --------------
TOTAL ASSETS .............................................................     110,840,719       52,581,709       939,017,150
                                                                             -------------    -------------    --------------

LIABILITIES
   OPTION WRITTEN, AT VALUE ..............................................               0                0         1,146,060
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ...............               0                0                 0
   PAYABLE FOR FUND SHARES REDEEMED ......................................         123,649                0           751,585
   PAYABLE FOR INVESTMENTS PURCHASED .....................................               0                0            86,460
   DIVIDENDS PAYABLE .....................................................               0           13,274                 0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .................          92,424           28,973           819,001
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ................................       1,976,816                0        38,890,638
   ACCRUED EXPENSES AND OTHER LIABILITIES ................................          26,816           40,379           276,472
                                                                             -------------    -------------    --------------
TOTAL LIABILITIES ........................................................       2,219,705           82,626        41,970,216
                                                                             -------------    -------------    --------------
TOTAL NET ASSETS .........................................................   $ 108,621,014    $  52,499,083    $  897,046,934
                                                                             =============    =============    ==============

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .......................................................   $ 128,677,596    $  52,499,144    $  589,560,251
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                                            0                0         4,246,699
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .................     (29,867,696)             (61)      116,474,477
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
     CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN
     FOREIGN CURRENCIES ..................................................       9,811,114                0       185,938,535
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES                                 0                0                 0
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP AGREEMENTS,
     AND SHORT SALES .....................................................               0                0           826,972
                                                                             -------------    -------------    --------------
TOTAL NET ASSETS .........................................................   $ 108,621,014    $  52,499,083    $  897,046,934
                                                                             -------------    -------------    --------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------------
   NET ASSETS ............................................................   $ 108,621,014    $  52,499,083    $  897,046,934
   SHARES OUTSTANDING ....................................................      11,326,778       52,502,003        37,345,338
   NET ASSET VALUE AND OFFERING PRICE PER SHARE ..........................   $        9.59    $        1.00    $        24.02
                                                                             -------------    -------------    --------------
INVESTMENTS AT COST ......................................................   $ 100,576,351    $  52,439,606    $  750,170,055
                                                                             =============    =============    ==============
SECURITIES ON LOAN, AT MARKET VALUE ......................................   $   1,937,520    $           0    $   37,261,389
                                                                             =============    =============    ==============
PREMIUMS RECEIVED ON WRITTEN OPTIONS .....................................   $           0    $           0    $    1,072,630
                                                                             =============    =============    ==============

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                         STATEMENTS OF ASSETS AND LIABILITIES--DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                          VT SMALL CAP     VT SMALL/MID   VT TOTAL RETURN
                                                                           GROWTH FUND   CAP VALUE FUND         BOND FUND
-------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ....................................   $ 188,061,183   $   23,416,184   $   124,916,309
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .........................      53,321,892                0        48,398,742
   INVESTMENTS IN AFFILIATES .........................................       1,650,939           89,223                 0
   REPURCHASE AGREEMENTS .............................................               0                0         4,291,000
                                                                         -------------   --------------   ---------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...................     243,034,014       23,505,407       177,606,051
                                                                         -------------   --------------   ---------------
   CASH ..............................................................          50,000                0           111,247
   RECEIVABLE FOR FUND SHARES ISSUED .................................          52,572           13,833           154,932
   RECEIVABLE FOR INVESTMENTS SOLD ...................................       1,463,127          485,029        22,968,079
   RECEIVABLES FOR DIVIDENDS AND INTEREST ............................          25,480           13,648         1,880,841
   RECEIVABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS ...................               0                0             9,773
                                                                         -------------   --------------   ---------------
TOTAL ASSETS .........................................................     244,625,193       24,017,917       202,730,923
                                                                         -------------   --------------   ---------------

LIABILITIES
   SECURITIES SOLD SHORT, AT FAIR VALUE ..............................               0                0         3,972,227
   PAYABLE FOR FUND SHARES REDEEMED ..................................         333,020           68,671            72,460
   PAYABLE FOR INVESTMENTS PURCHASED .................................         269,130          432,043        33,710,421
   DIVIDENDS PAYABLE .................................................               0                0            27,373
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .............         169,793           19,617            83,931
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ............................      53,321,892                0        48,398,742
   ACCRUED EXPENSES AND OTHER LIABILITIES ............................          15,095           35,473            16,444
                                                                         -------------   --------------   ---------------
TOTAL LIABILITIES ....................................................      54,108,930          555,804        86,281,598
                                                                         -------------   --------------   ---------------
TOTAL NET ASSETS .....................................................   $ 190,516,263   $   23,462,113   $   116,449,325
                                                                         =============   ==============   ===============

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ...................................................   $ 139,921,897   $   17,878,126   $   118,148,640
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ........................               0          (62,222)           11,436
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .............      31,232,445        3,041,532        (1,845,437)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
     CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED
     IN FOREIGN CURRENCIES ...........................................      19,361,921        2,604,677           105,472
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP
     AGREEMENTS, AND SHORT SALES .....................................               0                0            29,214
                                                                         -------------   --------------   ---------------
TOTAL NET ASSETS .....................................................   $ 190,516,263   $   23,462,113   $   116,449,325
                                                                         -------------   --------------   ---------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-------------------------------------------------------------------------------------------------------------------------
   NET ASSETS ........................................................   $ 190,516,263   $   23,462,113   $   116,449,325
   SHARES OUTSTANDING ................................................      19,126,469        1,774,331        11,873,503
   NET ASSET VALUE AND OFFERING PRICE PER SHARE ......................   $        9.96   $        13.22   $          9.81
                                                                         -------------   --------------   ---------------
INVESTMENTS AT COST ..................................................   $ 223,672,093   $   20,900,490   $   177,500,579
                                                                         =============   ==============   ===============
SECURITIES ON LOAN, AT MARKET VALUE ..................................   $  50,943,849   $            0   $    47,278,348
                                                                         =============   ==============   ===============
PROCEEDS FOR TBA SALE COMMITMENTS (NOTE 2) ...........................   $           0   $            0   $     3,991,669
                                                                         =============   ==============   ===============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                  STATEMENTS OF OPERATIONS--FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                                          VT ASSET           VT C&B
                                                                                        ALLOCATION        LARGE CAP    VT DISCOVERY
                                                                                              FUND       VALUE FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ...............................................................   $      3,262,684    $     669,742   $     621,831
   INTEREST ...................................................................          5,645,135                0             570
   INCOME FROM AFFILIATED SECURITIES ..........................................            557,512           58,115         323,294
   SECURITIES LENDING INCOME, NET .............................................            163,584            2,263          21,792
                                                                                  ----------------    -------------   -------------
TOTAL INVESTMENT INCOME .......................................................          9,628,915          730,120         967,487
                                                                                  ----------------    -------------   -------------

EXPENSES
   ADVISORY FEES ..............................................................          1,618,130          164,284       1,860,395
   ADMINISTRATION FEES ........................................................            470,729           47,792         396,884
   CUSTODY FEES ...............................................................             58,841            5,974          49,611
   ACCOUNTING FEES ............................................................             33,826           21,402          34,606
   DISTRIBUTION FEES (NOTE 3) .................................................            735,514           74,674         620,132
   PROFESSIONAL FEES ..........................................................             22,919           18,530          14,298
   REGISTRATION FEES ..........................................................                 80               23             500
   SHAREHOLDER REPORTS ........................................................             30,895            6,170          12,017
   TRUSTEES' FEES .............................................................              8,599            8,599           8,599
   OTHER FEES AND EXPENSES ....................................................             11,745              920           3,433
                                                                                  ----------------    -------------   -------------
TOTAL EXPENSES ................................................................          2,991,278          348,368       3,000,475
                                                                                  ----------------    -------------   -------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...............................            (50,485)         (49,670)       (149,497)
   NET EXPENSES ...............................................................          2,940,793          298,698       2,850,978
                                                                                  ----------------    -------------   -------------
NET INVESTMENT INCOME (LOSS) ..................................................          6,688,122          431,422     (1,883,491)
                                                                                  ----------------    -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ............            852,959        1,745,507      30,085,125
   FUTURES TRANSACTIONS .......................................................          5,543,226                0               0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .......................                  0                0               0
                                                                                  ----------------    -------------   -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....................................          6,396,185        1,745,507      30,085,125
                                                                                  ----------------    -------------   -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ............         16,375,451        3,785,197       5,638,071
   FUTURES TRANSACTIONS .......................................................          3,807,411                0               0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .......................                  0                0               0
                                                                                  ----------------    -------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...........         20,182,862        3,785,197       5,638,071
                                                                                  ----------------    -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ........................         26,579,047        5,530,704      35,723,196
                                                                                  ----------------    -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............   $     33,267,169    $   5,962,126   $  33,839,705
                                                                                  ================    =============   =============

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ....................................   $              0    $       4,119   $       3,390

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--FOR THE YEAR ENDED DECEMBER 31, 2006

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                                                                                                           VT LARGE
                                                                                       VT EQUITY   VT INTERNATIONAL         COMPANY
                                                                                     INCOME FUND          CORE FUND       CORE FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ...............................................................   $    2,708,372   $      1,162,436   $     401,760
   INTEREST ...................................................................                0                  0               0
   INCOME FROM AFFILIATED SECURITIES ..........................................           68,785             39,097          19,664
   SECURITIES LENDING INCOME, NET .............................................            5,604                214           1,123
                                                                                  --------------   ----------------   -------------
TOTAL INVESTMENT INCOME .......................................................        2,782,761          1,201,747         422,547
                                                                                  --------------   ----------------   -------------

EXPENSES
   ADVISORY FEES ..............................................................          605,914            316,247         141,522
   ADMINISTRATION FEES ........................................................          176,266             67,466          41,171
   CUSTODY FEES ...............................................................           22,033             42,166           5,146
   ACCOUNTING FEES ............................................................           25,176             40,982          21,208
   DISTRIBUTION FEES (NOTE 3) .................................................          275,416            105,416          64,328
   PROFESSIONAL FEES ..........................................................           19,610             10,598          17,917
   REGISTRATION FEES ..........................................................               11                  4              98
   SHAREHOLDER REPORTS ........................................................            9,108             11,355           6,163
   TRUSTEES' FEES .............................................................            8,599              8,599           8,599
   OTHER FEES AND EXPENSES ....................................................            2,067              1,911             920
                                                                                  --------------   ----------------   -------------
TOTAL EXPENSES ................................................................        1,144,200            604,744         307,072
                                                                                  --------------   ----------------   -------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...............................          (42,539)          (183,082)        (49,760)
   NET EXPENSES ...............................................................        1,101,661            421,662         257,312
                                                                                  --------------   ----------------   -------------
NET INVESTMENT INCOME (LOSS) ..................................................        1,681,100            780,085         165,235
                                                                                  --------------   ----------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ............        6,885,071          3,263,218         573,883
   FUTURES TRANSACTIONS .......................................................                0                  0               0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .......................                0                  0               0
                                                                                  --------------   ----------------   -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....................................        6,885,071          3,263,218         573,883
                                                                                  --------------   ----------------   -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ............       10,106,146          3,923,194       2,829,099
   FUTURES TRANSACTIONS .......................................................                0                  0               0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .......................                0                  0               0
                                                                                  --------------   ----------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...........       10,106,146          3,923,194       2,829,099
                                                                                  --------------   ----------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ........................       16,991,217          7,186,412       3,402,982
                                                                                  --------------   ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............   $   18,672,317   $      7,966,497   $   3,568,217
                                                                                  ==============   ================   =============

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ....................................   $        6,013   $         96,919   $           0

                                                                                        VT LARGE          VT MONEY
                                                                                         COMPANY            MARKET   VT OPPORTUNITY
                                                                                     GROWTH FUND              FUND             FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ...............................................................   $      850,488   $             0   $   11,411,201
   INTEREST ...................................................................                0         2,700,398           12,182
   INCOME FROM AFFILIATED SECURITIES ..........................................           95,492                 0        3,254,536
   SECURITIES LENDING INCOME, NET .............................................           11,337                 0           48,899
                                                                                  --------------   ---------------   --------------
TOTAL INVESTMENT INCOME .......................................................          957,317         2,700,398       14,726,818
                                                                                  --------------   ---------------   --------------

EXPENSES
   ADVISORY FEES ..............................................................          626,019           159,512        6,898,358
   ADMINISTRATION FEES ........................................................          182,115            85,073        1,520,074
   CUSTODY FEES ...............................................................           22,764            10,634          190,009
   ACCOUNTING FEES ............................................................           25,348            22,497          102,603
   DISTRIBUTION FEES (NOTE 3) .................................................          284,554           132,927        2,375,115
   PROFESSIONAL FEES ..........................................................           18,896            11,160           23,863
   REGISTRATION FEES ..........................................................               20                40              200
   SHAREHOLDER REPORTS ........................................................           19,625             4,889           27,881
   TRUSTEES' FEES .............................................................            8,599             8,599            8,599
   OTHER FEES AND EXPENSES ....................................................            1,505               384           24,181
                                                                                  --------------   ---------------   --------------
TOTAL EXPENSES ................................................................        1,189,445           435,715       11,170,883
                                                                                  --------------   ---------------   --------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...............................          (51,205)          (36,936)      (1,005,300)
   NET EXPENSES ...............................................................        1,138,240           398,779       10,165,583
                                                                                  --------------   ---------------   --------------
NET INVESTMENT INCOME (LOSS) ..................................................         (180,923)        2,301,619        4,561,235
                                                                                  --------------   ---------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ............       (1,406,919)              (61)     115,285,289
   FUTURES TRANSACTIONS .......................................................                0                 0                0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .......................                0                 0        4,516,710
                                                                                  --------------   ---------------   --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....................................       (1,406,919)              (61)     119,801,999
                                                                                  --------------   ---------------   --------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ............        3,887,244                 0      (16,627,857)
   FUTURES TRANSACTIONS .......................................................                0                 0                0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .......................                0                 0          824,954
                                                                                  --------------   ---------------   --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...........        3,887,244                 0      (15,802,903)
                                                                                  --------------   ---------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ........................        2,480,325               (61)     103,999,096
                                                                                  --------------   ---------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............   $    2,299,402   $     2,301,558   $  108,560,331
                                                                                  ==============   ===============   ==============

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ....................................   $       15,756   $             0   $       82,115

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                  STATEMENTS OF OPERATIONS--FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                                   VT SMALL CAP     VT SMALL/MID    VT TOTAL RETURN
                                                                                    GROWTH FUND   CAP VALUE FUND          BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ...............................................................   $     145,788   $      200,446   $              0
   INTEREST ...................................................................               0                0          4,928,984
   INCOME FROM AFFILIATED SECURITIES ..........................................          76,682           18,236                  0
   SECURITIES LENDING INCOME, NET .............................................         163,431                0             37,837
                                                                                  -------------   --------------   ----------------
TOTAL INVESTMENT INCOME .......................................................         385,901          218,682          4,966,821
                                                                                  -------------   --------------   ----------------

EXPENSES
   ADVISORY FEES ..............................................................       1,344,366          180,520            425,061
   ADMINISTRATION FEES ........................................................         286,798           38,511            151,133
   CUSTODY FEES ...............................................................          35,850            4,814             18,892
   ACCOUNTING FEES ............................................................          28,423           21,644             24,438
   DISTRIBUTION FEES (NOTE 3) .................................................         448,122           60,173            236,145
   PROFESSIONAL FEES ..........................................................          19,353           22,234             19,553
   REGISTRATION FEES ..........................................................              74               32                 19
   SHAREHOLDER REPORTS ........................................................          36,490           14,156             11,462
   TRUSTEES' FEES .............................................................           8,599            8,599              8,599
   OTHER FEES AND EXPENSES ....................................................           1,143              445              1,237
                                                                                  -------------   --------------   ----------------
TOTAL EXPENSES ................................................................       2,209,218          351,128            896,539
                                                                                  -------------   --------------   ----------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...............................         (58,517)         (76,710)           (46,268)
   NET EXPENSES ...............................................................       2,150,701          274,418            850,271
                                                                                  -------------   --------------   ----------------
NET INVESTMENT INCOME (LOSS) ..................................................      (1,764,800)         (55,736)         4,116,550
                                                                                  -------------   --------------   ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ............      34,346,985        3,947,154           (736,642)
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .......................               0          (48,508)                (8)
                                                                                  -------------   --------------   ----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....................................      34,346,985        3,898,646           (736,650)
                                                                                  -------------   --------------   ----------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ............       4,007,449         (453,528)           489,918
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .......................               0           26,676             27,258
                                                                                  -------------   --------------   ----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...........       4,007,449         (426,852)           517,176
                                                                                  -------------   --------------   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ........................      38,354,434        3,471,794           (219,474)
                                                                                  -------------   --------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............   $  36,589,634   $    3,416,058   $      3,897,076
                                                                                  =============   ==============   ================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ....................................   $           0   $       12,855   $              0

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                    VT ASSET ALLOCATION FUND
                                                                                             --------------------------------------
                                                                                                       FOR THE              FOR THE
                                                                                                    YEAR ENDED           YEAR ENDED
                                                                                             DECEMBER 31, 2006    DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................   $     309,673,169    $     326,373,676

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................           6,688,122            6,533,339
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................           6,396,185            3,703,766
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................          20,182,862            4,825,732
                                                                                             -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................          33,267,169           15,062,837
                                                                                             -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME .................................................................          (6,714,517)          (6,511,857)
   NET REALIZED GAIN ON SALES OF INVESTMENTS .............................................          (3,306,822)          (6,949,202)
                                                                                             -----------------    -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................         (10,021,339)         (13,461,059)
                                                                                             -----------------    -----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD .............................................................          14,519,334           23,187,871
   REINVESTMENT OF DISTRIBUTIONS .........................................................          10,021,653           13,460,744
   COST OF SHARES REDEEMED ...............................................................         (69,072,826)         (54,950,900)
                                                                                             -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ....................................................................         (44,531,839)         (18,302,285)
                                                                                             -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................         (21,286,009)         (16,700,507)
                                                                                             =================    =================
ENDING NET ASSETS ........................................................................   $     288,387,160    $     309,673,169
                                                                                             =================    =================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ...........................................................................           1,088,070            1,801,649
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ........................................             763,474            1,042,132
   SHARES REDEEMED .......................................................................          (5,181,128)          (4,264,928)
                                                                                             -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ............................................................          (3,329,584)          (1,421,147)
                                                                                             =================    =================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................   $          11,798    $          55,079
                                                                                             =================    =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                                               VT C&B LARGE CAP VALUE FUND                VT DISCOVERY FUND
                                                          ------------------------------------  ------------------------------------
                                                                    FOR THE            FOR THE            FOR THE            FOR THE
                                                                 YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                          DECEMBER 31, 2006  DECEMBER 31, 2005  DECEMBER 31, 2006  DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................   $      28,663,756  $      30,286,684  $     250,275,085  $     93,047,848

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................             431,422            222,351         (1,883,491)       (1,559,009)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............           1,745,507          4,250,051         30,085,125        26,101,116
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS ...................           3,785,197         (3,584,156)         5,638,071         6,142,490
                                                          -----------------  -----------------  -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .........................................           5,962,126            888,246         33,839,705        30,684,597
                                                          -----------------  -----------------  -----------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ..............................            (440,202)          (226,321)                 0                 0
   NET REALIZED GAIN ON SALES OF INVESTMENTS ..........                   0                  0                  0        (8,101,469)
                                                          -----------------  -----------------  -----------------  ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................            (440,202)          (226,321)                 0        (8,101,469)
                                                          -----------------  -----------------  -----------------  ----------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ..........................           8,888,305          7,527,983         27,531,437       179,537,035
   REINVESTMENT OF DISTRIBUTIONS ......................             440,202            226,321                  0         8,101,469
   COST OF SHARES REDEEMED ............................         (11,345,354)       (10,039,157)       (77,699,478)      (52,994,395)
                                                          -----------------  -----------------  -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS .........................          (2,016,847)        (2,284,853)       (50,168,041)      134,644,109
                                                          -----------------  -----------------  -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS .................           3,505,077         (1,622,928)       (16,328,336)      157,227,237
                                                          =================  =================  =================  ================
ENDING NET ASSETS .....................................   $      32,168,833  $      28,663,756  $     233,946,749  $    250,275,085
                                                          =================  =================  =================  ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ........................................             867,789            813,392          1,777,423        14,406,806
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .....              42,359             24,483                  0           650,199
   SHARES REDEEMED ....................................          (1,116,479)        (1,088,473)        (5,010,257)       (3,948,021)
                                                          -----------------  -----------------  -----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........            (206,331)          (250,598)        (3,232,834)       11,108,984
                                                          =================  =================  =================  ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS) ......................................   $               0  $               0  $               0  $              0
                                                          =================  =================  =================  ================


                                                                                                        VT EQUITY INCOME FUND
                                                                                               -------------------------------------
                                                                                                         FOR THE             FOR THE
                                                                                                      YEAR ENDED          YEAR ENDED
                                                                                               DECEMBER 31, 2006   DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...................................................................    $     114,375,162   $    120,138,117

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...........................................................            1,681,100          1,682,226
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................................            6,885,071          5,822,817
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....................           10,106,146         (1,474,612)
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................           18,672,317          6,030,431
                                                                                               -----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ..................................................................           (1,695,304)        (1,696,104)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ..............................................             (241,083)                 0
                                                                                               -----------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......................................................           (1,936,387)        (1,696,104)
                                                                                               -----------------   ----------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ..............................................................           17,660,732         18,396,659
   REINVESTMENT OF DISTRIBUTIONS ..........................................................            1,936,387          1,696,104
   COST OF SHARES REDEEMED ................................................................          (34,476,009)       (30,190,045)
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS .............................................................          (14,878,890)       (10,097,282)
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................            1,857,040         (5,762,955)
                                                                                               =================   ================
ENDING NET ASSETS .........................................................................    $     116,232,202   $    114,375,162
                                                                                               =================   ================

SHARES ISSUED AND REDEEMED:
   SHARES SOLD ............................................................................              967,254          1,111,888
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .........................................              107,475            102,059
   SHARES REDEEMED ........................................................................           (1,934,053)        (1,823,349)
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ........................................................             (859,324)          (609,402)
                                                                                               =================   ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................    $               0   $          5,458
                                                                                               =================   ================

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                    VT INTERNATIONAL CORE FUND
                                                                                               ------------------------------------
                                                                                                         FOR THE            FOR THE
                                                                                                      YEAR ENDED         YEAR ENDED
                                                                                               DECEMBER 31, 2006  DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...................................................................         $ 39,601,598      $  35,071,405

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...........................................................              780,085            606,454
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................................            3,263,218          1,709,193
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....................            3,923,194          1,290,570
                                                                                                    ------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................            7,966,497          3,606,217
                                                                                                    ------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ..................................................................             (698,387)          (741,605)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ..............................................           (1,638,003)        (1,020,677)
                                                                                                    ------------      -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......................................................           (2,336,390)        (1,762,282)
                                                                                                    ------------      -------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ..............................................................            9,119,417         16,592,049
   REINVESTMENT OF DISTRIBUTIONS ..........................................................            2,336,390          1,762,282
   COST OF SHARES REDEEMED ................................................................          (12,370,662)       (15,668,073)
                                                                                                    ------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...........             (914,855)         2,686,258
                                                                                                    ------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................            4,715,252          4,530,193
                                                                                                    ============      =============
ENDING NET ASSETS .........................................................................         $ 44,316,850      $  39,601,598
                                                                                                    ============      =============

SHARES ISSUED AND REDEEMED:
   SHARES SOLD ............................................................................              982,679          2,001,352
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .........................................              262,323            212,671
   SHARES REDEEMED ........................................................................           (1,330,217)        (1,882,902)
                                                                                                    ------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...              (85,215)           331,121
                                                                                                    ============      =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................         $       (718)     $           0
                                                                                                    ============      =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                                              VT LARGE COMPANY CORE FUND           VT LARGE COMPANY GROWTH FUND
                                                         ------------------------------------  ------------------------------------
                                                                   FOR THE            FOR THE            FOR THE            FOR THE
                                                                YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                         DECEMBER 31, 2006  DECEMBER 31, 2005  DECEMBER 31, 2006  DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..............................       $  28,460,417      $  38,054,560      $ 116,002,760      $ 107,228,921


OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ......................             165,235            156,767           (180,923)          (226,181)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........             573,883          6,924,173         (1,406,919)        (1,564,512)
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS ...................           2,829,099         (8,137,614)         3,887,244          7,873,544
                                                             -------------      -------------      -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ........................................           3,568,217         (1,056,674)         2,299,402          6,082,851
                                                             -------------      -------------      -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME .............................            (169,525)          (162,985)                 0           (186,924)
   NET REALIZED GAIN ON SALES OF INVESTMENTS .........                   0                  0                  0                  0
                                                             -------------      -------------      -------------      -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................            (169,525)          (162,985)                 0           (186,924)
                                                             -------------      -------------      -------------      -------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD .........................             870,198            906,354         19,955,112         23,235,887
   REINVESTMENT OF DISTRIBUTIONS .....................             169,525            162,985                  0            186,924
   COST OF SHARES REDEEMED ...........................          (7,549,581)        (9,443,823)       (29,636,260)       (20,544,899)
                                                             -------------      -------------      -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ........................          (6,509,858)        (8,374,484)        (9,681,148)         2,877,912
                                                             -------------      -------------      -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS ................          (3,111,166)        (9,594,143)        (7,381,746)         8,773,839
                                                             =============      =============      =============      =============
ENDING NET ASSETS ....................................       $  25,349,251      $  28,460,417      $ 108,621,014      $ 116,002,760
                                                             =============      =============      =============      =============
SHARES ISSUED AND REDEEMED:
   SHARES SOLD .......................................              62,521             68,314          2,177,338          2,639,508
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ....              10,882             11,923                  0             20,631
   SHARES REDEEMED ...................................            (543,007)          (708,247)        (3,230,633)        (2,353,988)
                                                             -------------      -------------      -------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS .........            (469,604)          (628,010)        (1,053,295)           306,151
                                                             =============      =============      =============      =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME
   (LOSS) ............................................       $           0      $       2,409      $           0      $           0
                                                             =============      =============      =============      =============

                                                                                                       VT MONEY MARKET FUND
                                                                                               ------------------------------------
                                                                                                         FOR THE            FOR THE
                                                                                                      YEAR ENDED         YEAR ENDED
                                                                                               DECEMBER 31, 2006  DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...................................................................         $ 55,503,618      $  58,737,611

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...........................................................            2,301,619          1,443,539
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................................                  (61)             1,859
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....................                    0                  0
                                                                                                    ------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................            2,301,558          1,445,398
                                                                                                    ------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ..................................................................           (2,302,981)        (1,443,538)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ..............................................                    0                  0
                                                                                                    ------------      -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......................................................           (2,302,981)        (1,443,538)
                                                                                                    ------------      -------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ..............................................................           47,059,483         56,243,472
   REINVESTMENT OF DISTRIBUTIONS ..........................................................            2,300,419          1,443,538
   COST OF SHARES REDEEMED ................................................................          (52,363,014)       (60,922,863)
                                                                                                    ------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...........           (3,003,112)        (3,235,853)
                                                                                                    ------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................           (3,004,535)        (3,233,993)
                                                                                                    ============      =============
ENDING NET ASSETS .........................................................................         $ 52,499,083      $  55,503,618
                                                                                                    ============      =============

SHARES ISSUED AND REDEEMED:
   SHARES SOLD ............................................................................           47,059,483         56,243,472
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .........................................            2,300,419          1,443,538
   SHARES REDEEMED ........................................................................          (52,363,014)       (60,922,863)
                                                                                                    ------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
TRANSACTIONS ..............................................................................           (3,003,112)        (3,235,853)
                                                                                                    ============      =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................         $          0      $         306
                                                                                                    ============      =============

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  VT OPPORTUNITY FUND
                                                                                         -------------------------------------
                                                                                                   FOR THE             FOR THE
                                                                                                YEAR ENDED          YEAR ENDED
                                                                                         DECEMBER 31, 2006   DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS BEGINNING NET ASSETS ...............................   $   1,004,763,346   $   1,118,121,068

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) .......................................................           4,561,235            (640,221)
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................................         119,801,999         133,740,228
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ................         (15,802,903)        (58,164,307)
                                                                                         -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................         108,560,331          74,935,700
                                                                                         -----------------   -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME ..............................................................                   0                   0
  NET REALIZED GAIN ON SALES OF INVESTMENTS ..........................................        (103,073,932)                  0
                                                                                         -----------------   -----------------

TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................................................        (103,073,932)                  0
                                                                                         -----------------   -----------------

CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD ..........................................................          54,335,214          46,087,654
  REINVESTMENT OF DISTRIBUTIONS ......................................................         103,073,932                   0
  COST OF SHARES REDEEMED ............................................................        (270,611,957)       (234,381,076)
                                                                                         -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ......        (113,202,811)       (188,293,422)
                                                                                         -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS ................................................        (107,716,412)       (113,357,722)
                                                                                         =================   =================
ENDING NET ASSETS ....................................................................   $     897,046,934   $   1,004,763,346
                                                                                         =================   =================

SHARES ISSUED AND REDEEMED:
  SHARES SOLD ........................................................................           2,258,636           2,025,540
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .....................................           4,908,283                   0
  SHARES REDEEMED ....................................................................         (11,307,863)        (10,370,808)
                                                                                         -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
  SHARE TRANSACTIONS .................................................................          (4,140,944)         (8,345,268)
                                                                                         =================   =================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .........................   $       4,246,699   $         149,220
                                                                                         =================   =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                                         VT SMALL CAP GROWTH FUND              VT SMALL/MID CAP VALUE FUND
                                                  -------------------------------------   -------------------------------------
                                                            FOR THE             FOR THE             FOR THE             FOR THE
                                                         YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                  DECEMBER 31, 2006   DECEMBER 31, 2005   DECEMBER 31, 2006   DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS .........................  $     167,033,021   $     180,229,571   $      23,888,622   $      25,989,364

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) .................         (1,764,800)         (1,640,732)            (55,736)           (118,161)
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ......         34,346,985          19,948,736           3,898,646           5,721,563
  NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS ..............          4,007,449          (8,933,160)           (426,852)         (2,083,351)
                                                  -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ....................         36,589,634           9,374,844           3,416,058           3,520,051
                                                  -----------------   -----------------   -----------------   -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME ........................                  0                   0                   0             (96,372)
  NET REALIZED GAIN ON SALES OF INVESTMENTS ....         (4,390,755)                  0          (3,659,180)                  0
                                                  -----------------   -----------------   -----------------   -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ............         (4,390,755)                  0          (3,659,180)            (96,372)
                                                  -----------------   -----------------   -----------------   -----------------

CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD ....................         18,106,886           9,800,839           7,953,474           3,225,144
  REINVESTMENT OF DISTRIBUTIONS ................          4,390,702                   0           3,659,180              96,372
  COST OF SHARES REDEEMED ......................        (31,213,225)        (32,372,233)        (11,796,041)         (8,845,937)
                                                  -----------------   -----------------   -----------------   -----------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS ....         (8,715,637)        (22,571,394)           (183,387)         (5,524,421)
                                                  -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS ..........         23,483,242         (13,196,550)           (426,509)         (2,100,742)
                                                  =================   =================   =================   =================
ENDING NET ASSETS ..............................  $     190,516,263   $     167,033,021   $      23,462,113   $      23,888,622
                                                  =================   =================   =================   =================

SHARES ISSUED AND REDEEMED:
  SHARES SOLD ..................................          1,947,455           1,282,013             579,952             259,733
  SHARES ISSUED IN REINVESTMENT OF
    DISTRIBUTIONS ..............................            527,094                   0             310,890               8,245
  SHARES REDEEMED ..............................         (3,377,927)         (4,220,207)           (864,749)           (728,641)
                                                  -----------------   -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
  RESULTING FROM CAPITAL SHARE TRANSACTIONS ....           (903,378)         (2,938,194)             26,093            (460,663)
                                                  =================   =================   =================   =================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) ................................  $               0   $               0   $         (62,222)  $        (145,049)
                                                  =================   =================   =================   =================

                                                                                               VT TOTAL RETURN BOND FUND
                                                                                        --------------------------------------
                                                                                                   FOR THE             FOR THE
                                                                                                YEAR ENDED          YEAR ENDED
                                                                                         DECEMBER 31, 2006   DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS BEGINNING NET ASSETS ..............................   $       85,444,520   $      76,682,692

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ......................................................            4,116,550           2,903,887
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................................             (736,650)           (724,565)
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...............              517,176            (681,452)
                                                                                        ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .........................................................            3,897,076           1,497,870
                                                                                        ------------------   -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME .............................................................           (4,144,502)         (2,987,277)
  NET REALIZED GAIN ON SALES OF INVESTMENTS .........................................                    0            (342,527)
                                                                                        ------------------   -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .................................................           (4,144,502)         (3,329,804)
                                                                                        ------------------   -----------------

CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD .........................................................           48,274,827          30,845,348
  REINVESTMENT OF DISTRIBUTIONS .....................................................            4,134,737           3,326,107
  COST OF SHARES REDEEMED ...........................................................          (21,157,333)        (23,577,693)
                                                                                        ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS .........................................           31,252,231          10,593,762
                                                                                        ------------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................................           31,004,805           8,761,828
                                                                                        ==================   =================
ENDING NET ASSETS ...................................................................   $      116,449,325   $      85,444,520
                                                                                        ==================   =================

SHARES ISSUED AND REDEEMED:
  SHARES SOLD .......................................................................            4,954,448           3,090,488
  SHARES ISSUED IN REINVESTMENT OF
    DISTRIBUTIONS ...................................................................              424,285             333,520
  SHARES REDEEMED ...................................................................           (2,173,282)         (2,363,403)
                                                                                        ------------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
  RESULTING FROM CAPITAL SHARE TRANSACTIONS .........................................            3,205,451           1,060,605
                                                                                        ==================   =================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) .....................................................................   $           11,436   $           4,629
                                                                                        ==================   =================

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                  NET REALIZED
                                                       BEGINNING          NET              AND   DISTRIBUTIONS   DISTRIBUTIONS
                                                       NET ASSET   INVESTMENT       UNREALIZED        FROM NET        FROM NET
                                                       VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                           SHARE       (LOSS)      INVESTMENTS          INCOME           GAINS
-------------------------------------------------------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ...............   $   13.05         0.31             1.23           (0.31)          (0.15)
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...............   $   12.97         0.27             0.37           (0.27)          (0.29)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............   $   12.51         0.26             0.86           (0.26)          (0.40)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............   $   10.41         0.18             2.10           (0.18)           0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............   $   12.32         0.21            (1.78)          (0.23)          (0.11)

VT C&B LARGE CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ...............   $    9.34         0.15             1.90           (0.15)           0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...............   $    9.13         0.07             0.21           (0.07)           0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............   $    8.34         0.14             0.79           (0.14)           0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............   $    6.75         0.12             1.59           (0.12)           0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............   $    9.02         0.10            (2.27)          (0.10)           0.00

VT DISCOVERY FUND(SM)
-------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ...............   $   14.34        (0.13)            2.23            0.00            0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...............   $   14.65        (0.09)            1.09            0.00           (1.31)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............   $   12.66        (0.13)            2.12            0.00            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............   $    9.08        (0.04)            3.62            0.00            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............   $   10.32        (0.01)           (1.23)           0.00            0.00

VT EQUITY INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ...............   $   16.96         0.28             2.83           (0.28)          (0.04)
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...............   $   16.33         0.24             0.63           (0.24)           0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............   $   14.93         0.24             1.40           (0.24)           0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............   $   12.32         0.21             2.95           (0.21)          (0.34)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............   $   15.52         0.21            (3.19)          (0.22)           0.00

VT INTERNATIONAL CORE FUND
-------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ...............   $    8.66         0.18             1.56           (0.16)          (0.37)
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...............   $    8.27         0.13             0.64           (0.16)          (0.22)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............   $    7.56         0.06             0.67           (0.02)           0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............   $    5.77         0.02             1.79           (0.02)           0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............   $    7.50         0.02            (1.74)          (0.01)           0.00

VT LARGE COMPANY CORE FUND
-------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ...............   $   13.58         0.10             2.01           (0.10)           0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...............   $   13.97         0.08            (0.39)          (0.08)           0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............   $   12.89         0.00             1.08            0.00            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............   $   10.43        (0.05)            2.51            0.00            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............   $   14.08        (0.02)           (3.62)          (0.01)           0.00

VT LARGE COMPANY GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ...............   $    9.37        (0.02)            0.24            0.00            0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...............   $    8.88        (0.02)            0.53           (0.02)           0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............   $    8.60         0.02             0.26            0.00            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............   $    6.81        (0.03)            1.82            0.00            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............   $    9.46        (0.05)           (2.60)           0.00            0.00

VT MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ...............   $    1.00         0.04             0.00           (0.04)           0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...............   $    1.00         0.03             0.00           (0.03)           0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............   $    1.00         0.01             0.00           (0.01)           0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............   $    1.00         0.01             0.00           (0.01)           0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............   $    1.00         0.01             0.00           (0.01)           0.00

VT OPPORTUNITY FUND
-------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ...............   $   24.22         0.13             2.43            0.00           (2.76)
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...............   $   22.45        (0.02)            1.79            0.00            0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...............   $   18.99        (0.05)            3.51            0.00            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...............   $   13.87        (0.02)            5.15           (0.01)           0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...............   $   19.45         0.01            (5.21)          (0.07)          (0.31)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                  WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                                                   ENDING          RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                                NET ASSET   --------------------------------------------------------
                                                       RETURN   VALUE PER   NET INVESTMENT         GROSS    EXPENSES           NET
                                                   OF CAPITAL       SHARE    INCOME (LOSS)   EXPENSES(2)   WAIVED(2)   EXPENSES(2)
------------------------------------------------------------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ...........         0.00   $   14.13             2.27%         1.02%      (0.02)%        1.00%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         0.00   $   13.05             2.06%         1.04%      (0.04)%        1.00%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         0.00   $   12.97             2.08%         1.02%      (0.02)%        1.00%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........         0.00   $   12.51             1.64%         1.02%      (0.02)%        1.00%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         0.00   $   10.41             1.90%         1.02%      (0.02)%        1.00%

VT C&B LARGE CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ...........         0.00   $   11.24             1.44%         1.17%      (0.17)%        1.00%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         0.00   $    9.34             0.76%         1.17%      (0.17)%        1.00%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         0.00   $    9.13             1.58%         1.19%      (0.19)%        1.00%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........         0.00   $    8.34             1.62%         1.20%      (0.20)%        1.00%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         0.00   $    6.75             1.19%         1.27%      (0.27)%        1.00%

VT DISCOVERY FUND(SM)
------------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ...........         0.00   $   16.44            (0.76)%        1.21%      (0.06)%        1.15%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         0.00   $   14.34            (0.76)%        1.26%      (0.08)%        1.18%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         0.00   $   14.65            (0.92)%        1.23%      (0.04)%        1.19%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........         0.00   $   12.66            (0.36)%        1.24%      (0.11)%        1.13%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         0.00   $    9.08            (0.12)%        1.25%      (0.06)%        1.19%

VT EQUITY INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ...........         0.00   $   19.75             1.53%         1.04%      (0.04)%        1.00%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         0.00   $   16.96             1.43%         1.05%      (0.05)%        1.00%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         0.00   $   16.33             1.59%         1.03%      (0.03)%        1.00%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........         0.00   $   14.93             1.59%         1.06%      (0.06)%        1.00%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         0.00   $   12.32             1.46%         1.09%      (0.09)%        1.00%

VT INTERNATIONAL CORE FUND
------------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ...........         0.00   $    9.87             1.85%         1.43%      (0.43)%        1.00%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         0.00   $    8.66             1.61%         1.41%      (0.41)%        1.00%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         0.00   $    8.27             0.87%         1.42%      (0.42)%        1.00%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........         0.00   $    7.56             0.69%         1.59%      (0.59)%        1.00%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         0.00   $    5.77             0.71%         3.26%      (2.26)%        1.00%

VT LARGE COMPANY CORE FUND
------------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ...........         0.00   $   15.59             0.64%         1.19%      (0.19)%        1.00%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         0.00   $   13.58             0.49%         1.13%      (0.13)%        1.00%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         0.00   $   13.97            (0.03)%        1.13%      (0.13)%        1.00%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........         0.00   $   12.89            (0.44)%        1.13%      (0.13)%        1.00%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         0.00   $   10.43            (0.14)%        1.14%      (0.14)%        1.00%

VT LARGE COMPANY GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ...........         0.00   $    9.59            (0.16)%        1.04%      (0.04)%        1.00%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         0.00   $    9.37            (0.21)%        1.05%      (0.05)%        1.00%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         0.00   $    8.88             0.18%         1.05%      (0.05)%        1.00%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........         0.00   $    8.60            (0.46)%        1.06%      (0.06)%        1.00%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         0.00   $    6.81            (0.56)%        1.08%      (0.08)%        1.00%

VT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ...........         0.00   $    1.00             4.33%         0.82%      (0.07)%        0.75%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         0.00   $    1.00             2.53%         0.82%      (0.07)%        0.75%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         0.00   $    1.00             0.68%         0.87%      (0.12)%        0.75%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........         0.00   $    1.00             0.51%         0.89%      (0.14)%        0.75%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         0.00   $    1.00             1.24%         0.73%      (0.01)%        0.72%

VT OPPORTUNITY FUND
------------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ...........         0.00   $   24.02             0.48%         1.18%      (0.11)%        1.07%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........         0.00   $   24.22            (0.06)%        1.32%      (0.21)%        1.11%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........         0.00   $   22.45            (0.22)%        1.41%      (0.35)%        1.06%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........         0.00   $   18.99            (0.13)%        1.40%      (0.31)%        1.09%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........         0.00   $   13.87             0.11%         1.38%      (0.29)%        1.09%

                                                                PORTFOLIO     NET ASSETS AT
                                                       TOTAL     TURNOVER     END OF PERIOD
                                                   RETURN(3)         RATE   (000'S OMITTED)
--------------------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ...........       12.14%          12%   $    288,387
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........        4.99%           2%   $    309,673
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........        9.34%           5%   $    326,374
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........       22.09%           7%   $    290,723
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........      (12.85)%         16%   $    212,574

VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ...........       22.12%          30%   $     32,169
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........        3.11%         106%   $     28,664
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........       11.22%          16%   $     30,287
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........       25.57%          20%   $     29,482
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........      (24.09)%         98%   $     25,124

VT DISCOVERY FUND(SM)
--------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ...........       14.64%         114%   $    233,947
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........        8.27%         144%   $    250,275
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........       15.72%         168%   $     93,048
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........       39.43%         293%   $     94,115
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........      (12.02)%        417%   $     84,761

VT EQUITY INCOME FUND
--------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ...........       18.55%          14%   $    116,232
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........        5.38%          23%   $    114,375
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........       11.08%          13%   $    120,138
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........       26.21%          15%   $    103,157
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........      (19.26)%         16%   $     78,400

VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ...........       20.81%          43%   $     44,317
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........        9.67%          53%   $     39,602
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........        9.63%         115%   $     35,071
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........       31.46%          90%   $     22,033
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........      (22.92)%         54%   $      9,316

VT LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ...........       15.57%          19%   $     25,349
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........       (2.24)%        112%   $     28,460
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........        8.38%          45%   $     38,055
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........       23.59%          58%   $     43,384
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........      (25.84)%        120%   $     42,644

VT LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ...........        2.35%          12%   $    108,621
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........        5.70%          11%   $    116,003
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........        3.26%          15%   $    107,229
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........       26.28%          10%   $     96,802
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........      (28.01)%         18%   $     69,108

VT MONEY MARKET FUND
--------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ...........        4.41%         N/A    $     52,499
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........        2.55%         N/A    $     55,504
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........        0.70%         N/A    $     58,738
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........        0.50%         N/A    $     81,583
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........        1.25%         N/A    $     96,274

VT OPPORTUNITY FUND
--------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ...........       12.22%          41%   $    897,047
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...........        7.88%          41%   $  1,004,763
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...........       18.22%          40%   $  1,019,885
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...........       37.01%          56%   $  1,021,895
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...........      (26.82)%         69%   $    861,525

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     NET REALIZED
                                          BEGINNING           NET             AND   DISTRIBUTIONS   DISTRIBUTIONS
                                          NET ASSET    INVESTMENT      UNREALIZED        FROM NET        FROM NET
                                          VALUE PER        INCOME  GAIN (LOSS) ON      INVESTMENT        REALIZED
                                              SHARE        (LOSS)     INVESTMENTS          INCOME           GAINS
-----------------------------------------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ..   $    8.34        (0.09)            1.94            0.00           (0.23)
JANUARY 1, 2005 TO DECEMBER 31, 2005 ..   $    7.85        (0.08)            0.57            0.00            0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..   $    6.90        (0.06)            1.01            0.00            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..   $    4.85        (0.04)            2.09            0.00            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..   $    7.85        (0.04)           (2.96)           0.00            0.00

VT SMALL/MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ..   $   13.66        (0.03)            1.84            0.00           (2.25)
JANUARY 1, 2005 TO DECEMBER 31, 2005 ..   $   11.77        (0.06)            2.00           (0.05)           0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..   $   10.08        (0.03)            1.72            0.00            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..   $    7.29         0.00             2.80           (0.01)           0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..   $   10.19         0.01            (2.36)          (0.04)          (0.51)

VT TOTAL RETURN BOND FUND
-----------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ..   $    9.86         0.43            (0.05)          (0.43)           0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 ..   $   10.08         0.36            (0.17)          (0.37)          (0.04)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..   $   10.66         0.34             0.10           (0.34)          (0.68)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..   $   10.38         0.45             0.41           (0.45)          (0.13)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..   $   10.24         0.61             0.16           (0.61)          (0.02)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                  WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                                          ENDING         RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                       NET ASSET   -------------------------------------------------------
                                              RETURN   VALUE PER   NET INVESTMENT         GROSS    EXPENSES          NET
                                          OF CAPITAL       SHARE    INCOME (LOSS)   EXPENSES(2)   WAIVED(2)   EXPENSES(2)
--------------------------------------------------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ..         0.00   $    9.96            (0.98)%        1.23%      (0.03)%        1.20%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ..         0.00   $    8.34            (0.99)%        1.24%      (0.04)%        1.20%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..         0.00   $    7.85            (0.91)%        1.24%      (0.04)%        1.20%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..         0.00   $    6.90            (0.91)%        1.25%      (0.05)%        1.20%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..         0.00   $    4.85            (0.92)%        1.32%      (0.12)%        1.20%

VT SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ..         0.00   $   13.22            (0.23)%        1.46%      (0.32)%        1.14%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ..         0.00   $   13.66            (0.49)%        1.48%      (0.33)%        1.15%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..         0.00   $   11.77            (0.29)%        1.49%      (0.37)%        1.12%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..         0.00   $   10.08            (0.07)%        1.61%      (0.48)%        1.13%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..         0.00   $    7.29             0.08%         1.42%      (0.24)%        1.18%

VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ..         0.00   $    9.81             4.36%         0.95%      (0.05)%        0.90%
JANUARY 1, 2005 TO DECEMBER 31, 2005 ..         0.00   $    9.86             3.58%         0.96%      (0.06)%        0.90%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..         0.00   $   10.08             3.34%         0.96%      (0.06)%        0.90%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..         0.00   $   10.66             4.17%         0.97%      (0.07)%        0.90%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..         0.00   $   10.38             5.97%         1.02%      (0.12)%        0.90%

                                                      PORTFOLIO       NET ASSETS AT
                                              TOTAL    TURNOVER       END OF PERIOD
                                          RETURN(3)        RATE     (000'S OMITTED)
-----------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND
-----------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ..       22.75%        135%       $   190,516
JANUARY 1, 2005 TO DECEMBER 31, 2005 ..        6.24%        128%       $   167,033
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..       13.77%        175%       $   180,230
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..       42.27%        191%       $   138,151
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..      (38.22)%       243%       $    68,349

VT SMALL/MID CAP VALUE FUND
-----------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ..       15.29%         81%       $    23,462
JANUARY 1, 2005 TO DECEMBER 31, 2005 ..       16.50%        112%       $    23,889
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..       16.77%         72%       $    25,989
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..       38.39%         71%       $    27,713
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..      (23.16)%        70%       $    24,045

VT TOTAL RETURN BOND FUND
-----------------------------------------------------------------------------------
JANUARY 1, 2006 TO DECEMBER 31, 2006 ..        3.92%        662%(4)    $   116,449
JANUARY 1, 2005 TO DECEMBER 31, 2005 ..        1.90%        714%       $    85,445
JANUARY 1, 2004 TO DECEMBER 31, 2004 ..        4.39%        773%       $    76,683
JANUARY 1, 2003 TO DECEMBER 31, 2003 ..        8.40%        619%       $    70,988
JANUARY 1, 2002 TO DECEMBER 31, 2002 ..        7.75%         82%       $    68,499
-----------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS         NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2)   These ratios do not include expenses from the Underlying Funds.

(3) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(4)   Portfolio turnover ratio excluding TBAs is 337%.

NOTES TO FINANCIAL STATEMENTS         WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Variable Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of December 31, 2006, the Trust consists of 12 separate funds (each, a "Fund", collectively, the "Funds"). These financial statements present the VT Asset Allocation Fund, VT C&B Large Cap Value Fund (formerly named the Equity Value Fund), VT Discovery Fund, VT Equity Income Fund, VT International Core Fund (formerly named the International Equity Fund), VT Large Company Core Fund (formerly named the Growth Fund), VT Large Company Growth Fund, VT Money Market Fund, VT Opportunity Fund, VT Small Cap Growth Fund, VT Small/Mid Cap Value Fund (formerly named the Multi Cap Value Fund), and VT Total Return Bond Fund. The Funds are available exclusively as pooled funding vehicles for certain participating life insurance companies offering variable annuity contracts and variable life insurance policies. Each fund is a diversified series of the Trust.

      In August and September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into certain Funds of the Trust.

      Effective at the close of business on April 8, 2005, the following Acquiring Fund ("Acquiring Fund") acquired substantially all of the net assets of the following Target Funds ("Target Funds") through a tax-free exchange under section 368 of the Internal Revenue Code. The following is a summary of shares outstanding and net assets immediately before and after the reorganization:

                                                   Before Reorganization          After Reorganization
                                            ----------------------------------    --------------------
                                            Target Fund         Target Fund*        Acquiring Fund**

                                                                                      WELLS FARGO
                                            STRONG MID CAP    STRONG DISCOVERY        ADVANTAGE VT
Fund                                        GROWTH II FUND         II FUND           DISCOVERY FUND
------------------------------------------------------------------------------------------------------
Shares:
------------------------------------------------------------------------------------------------------
   INVESTOR CLASS                              10,722,956          6,693,290            20,101,904
------------------------------------------------------------------------------------------------------
Net Assets:
------------------------------------------------------------------------------------------------------
   INVESTOR CLASS                           $ 165,962,549        $82,844,918         $ 248,807,467
------------------------------------------------------------------------------------------------------
   UNREALIZED APPRECIATION (DEPRECIATION)   $   3,934,203        $10,571,216         $  14,505,419
------------------------------------------------------------------------------------------------------
   ACCUMULATED NET REALIZED LOSSES          $(256,263,207)       $  (112,951)        $(256,376,158)

*     Designates the accounting survivor.

** The Acquiring Fund does not have an Investor Class. The Target Fund Investor Class shares were acquired by an unnamed single class share of the Acquiring Fund.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds") acquired all of the net assets of the following Target Funds ("Target Funds") through a tax-free exchange under section 368 of the Internal Revenue Code.

                 Acquiring Funds                                              Target Funds
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND             STRONG OPPORTUNITY II FUND ADVISOR CLASS AND INVESTOR CLASS
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND                   STRONG MULTI-CAP VALUE II FUND INVESTOR CLASS

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      The Money Market Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The Money Market Fund uses the amortized cost method to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, for the VT Discovery, VT International Core, VT Large Company Core, VT Large Company Growth, VT Opportunity, VT Small Cap Growth and VT Small/Mid Cap Value Funds is declared and distributed to shareholders annually. Net investment income, if any, for the VT Asset Allocation, VT C&B Large Value and VT Equity Income

NOTES TO FINANCIAL STATEMENTS         WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

Funds is declared and distributed quarterly. Net investment income, if any, for the VT Money Market and VT Total Return Bond Funds is declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At December 31, 2006, as result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and
Liabilities:

                               Undistributed Net    Undistributed Net
Fund                           Investment Income   Realized Gain/Loss   Paid-in-Capital
---------------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND         $     (16,886)      $       16,886       $         0
---------------------------------------------------------------------------------------
VT C&B LARGE CAP VALUE FUND              8,780                    0            (8,780)
---------------------------------------------------------------------------------------
VT DISCOVERY FUND                    1,883,491                    0        (1,883,491)
---------------------------------------------------------------------------------------
VT EQUITY INCOME FUND                    8,747               (8,747)                0
---------------------------------------------------------------------------------------
VT INTERNATIONAL CORE FUND             (82,416)              82,416                 0
---------------------------------------------------------------------------------------
VT LARGE COMPANY CORE FUND               1,881                    0            (1,881)
---------------------------------------------------------------------------------------
VT LARGE COMPANY GROWTH FUND           180,924                    0          (180,924)
---------------------------------------------------------------------------------------
VT MONEY MARKET FUND                     1,055               (1,055)                0
---------------------------------------------------------------------------------------
VT OPPORTUNITY FUND                   (463,756)             463,756                 0
---------------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND             1,764,800           (1,764,800)                0
---------------------------------------------------------------------------------------
VT SMALL/MID CAP VALUE FUND            138,563             (138,563)                0
---------------------------------------------------------------------------------------
VT TOTAL RETURN BOND FUND               34,759              (34,759)                0

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 2006.

      At December 31, 2006, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

Fund                           Year Expires           Capital Loss Carryforwards
--------------------------------------------------------------------------------
VT C&B LARGE CAP VALUE FUND        2010                    $        414,315
                                   2011                           1,929,288
                                   2012                             205,837
--------------------------------------------------------------------------------
VT DISCOVERY FUND                  2008                         105,148,501
                                   2009                          94,527,114
--------------------------------------------------------------------------------
VT LARGE COMPANY CORE FUND         2010                          13,921,527
                                   2011                           1,781,980
--------------------------------------------------------------------------------
VT LARGE COMPANY GROWTH FUND       2009                           6,092,101
                                   2010                          14,881,364
                                   2011                           2,858,910
                                   2012                           1,003,450
                                   2013                           2,022,267
                                   2014                           1,615,063
--------------------------------------------------------------------------------
VT MONEY MARKET FUND               2014                                  61
--------------------------------------------------------------------------------
VT TOTAL RETURN BOND FUND          2013                             523,334
                                   2014                           1,148,359

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      At December 31, 2006, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                           Deferred Post-October
Fund                                                           Currency Loss
--------------------------------------------------------------------------------
VT INTERNATIONAL CORE FUND                                       $   6,542
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS

      The Fund(s) may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses. At December 31, 2006, the Fund(s) had no open forward foreign currency contracts.

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At December 31, 2006, VT Asset Allocation Fund held futures contracts:

                                                                                             Net Unrealized
                                                                              Notional        Appreciation
Fund                        Contracts        Type        Expiration Date   Contract Amount   (Depreciation)
-----------------------------------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND     188 Long   S&P 500 Future      March 2007       $66,869,250       $  239,894
                              35 Long   U.S. Long Bond      March 2007         3,967,935          (67,623)
                            571 Short   U.S. Long Bond      March 2007        64,706,054        1,075,241
-----------------------------------------------------------------------------------------------------------

TBA SALE COMMITMENTS

      The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at year ended December 31, 2006, are listed after the Fund's Portfolio of Investments.

MORTGAGE DOLLAR ROLL TRANSACTIONS

      The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund forgoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for dollar roll transactions as purchases and sales.

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value

NOTES TO FINANCIAL STATEMENTS         WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at December 31, 2006 are shown on the Statements of Assets and Liabilities.

SWAP CONTRACTS

      Certain Funds may enter into customized equity basket swaps ("Equity Swaps") to manage their exposure to the equity markets. In these transactions, the Funds enter into an agreement with a counterparty to receive/pay the return/loss on a customized basket of equity securities (the "Notional"). In exchange, the Fund pays/receives interest plus any losses/less any gains on the notional amount. Equity swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying basket of securities, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Equity swap contracts outstanding at year ended December 31, 2006, are listed below:

                       Swap          Notional     Interest Rate/      Interest Rate/      Maturity    Net Unrealized
Fund              Counter Party     Principal     Index Received        Index Paid          Date        Gain/(Loss)
--------------------------------------------------------------------------------------------------------------------
VT OPPORTUNITY   Lehman Brothers   $17,464,791   Market Value         Notional Amount    04/16/2007   $      491,614
FUND             Finance                         Appreciation on     x (3 Months USD
                                                 Customized         Libor plus 30 bps)
                                                 Stock Index*        plus Market Value
                                                                     Depreciation on
                                                                     Customized Stock
                                                                           Index

                 Lehman Brothers   $10,645,506   Market Value         Notional Amount    10/29/2007   $      408,787
                 Finance                         Appreciation on      x (3 Months USD
                                                 Customized Stock   Libor plus 30 bps)
                                                 Index**             plus Market Value
                                                                      Depreciation on
                                                                     Customized Stock
                                                                           Index
--------------------------------------------------------------------------------------------------------------------

* Customized Stock Index consists of the following basket of common stocks valued as of November 27, 2006: AFLAC Incorporated, Amgen Incorporated, Carnival Corporation, Viacom, Kellogg Company, Lowe's Companies Incorporated, Time Warner Incorporated, UnitedHealth Group Incorporated, Yahoo! Incorporated, PFizer Incorporated and Wyeth.

** Customized Stock Index consists of the following basket of common stocks valued as of October 27, 2006: Alcan Incorporated, Alcoa Incorporated, Phelps Dodge Corporation, Companhia Vale do Rio Doce (CVRD) and BHP Billiton Limited.

      The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes.

      Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      As of December 31, 2006, the VT Total Return Bond Fund had open interest rate swap contract as follows:

                       Swap        Notional   Interest Rate/   Interest Rate/    Maturity    Net Unrealized
Fund              Counter Party   Principal   Index Received     Index Paid        Date        Gain/(Loss)
-----------------------------------------------------------------------------------------------------------
VT TOTAL RETURN   Merrill Lynch   $ 335,000    USD LIBOR BBA        5.43%       08/07/2011       $9,136
BOND FUND
-----------------------------------------------------------------------------------------------------------

      The Funds may enter into various hedging transactions, such as credit default swap agreements to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments. The Funds record as an increase or decrease to unrealized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. Credit default swaps involve the periodic payment by the Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument.

      As of December 31, 2006, the VT Total Return Bond Fund had open credit default swap contract as follows:

                          Swap            Notional      Annual       Maturity    Net Unrealized
Fund                  Counter Party      Principal   Premium Paid      Date        Gain/(Loss)
-----------------------------------------------------------------------------------------------
VT TOTAL RETURN       Merrill Lynch      $ 335,000      0.16%       09/20/2011       $636
BOND FUND         International Credit
                       Protection*
-----------------------------------------------------------------------------------------------

* Protection against credit rating decline of General Electric Capital Corporation bond, 06/15/2012 maturity, 6.00% coupon rate.

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

WRITTEN OPTIONS

      An option is a right to buy or sell a particular security at a specified price within a limited period of time. The writer of the option, in return for a premium received from the seller, has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the closing transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

      Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

      Written options transactions during the year ended December 31, 2006, were as follows:

                                              VT OPPORTUNITY FUND
                                             -----------------------
                                                          Premiums
Call Options Written                         Contracts    Received
--------------------------------------------------------------------
OPTIONS AT BEGINNING OF PERIOD                  (4,755)  $  (847,957)
--------------------------------------------------------------------
OPTIONS WRITTEN                                (44,157)   (2,572,994)
--------------------------------------------------------------------
OPTIONS TERMINATED IN CLOSING TRANSACTIONS      27,666     1,989,988
--------------------------------------------------------------------
OPTIONS EXPIRED                                  5,958       358,332
--------------------------------------------------------------------
OPTIONS EXERCISED                                    0             0
--------------------------------------------------------------------
OPTIONS AT END OF PERIOD                       (15,288)   (1,072,631)
--------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS         WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                              VT Small/Mid Cap Value Fund
                                              ---------------------------
                                                                 Premiums
Call Options Written                             Contracts       Received
---------------------------------------------------------------------------
OPTIONS AT BEGINNING OF PERIOD                      (205)        $ (37,774)
---------------------------------------------------------------------------
OPTIONS WRITTEN                                     (365)         (102,866)
---------------------------------------------------------------------------
OPTIONS TERMINATED IN CLOSING TRANSACTIONS           560           137,320
---------------------------------------------------------------------------
OPTIONS EXPIRED                                       10             3,320
---------------------------------------------------------------------------
OPTIONS EXERCISED                                      0                 0
---------------------------------------------------------------------------
OPTIONS AT END OF PERIOD                               0                 0
---------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                         Advisory Fee                                            Subadvisory Fee**
                               Average Daily            (% of Average                        Average Daily         (% of Average
Fund                            Net Assets            Daily Net Assets)    Subadviser          Net Assets        Daily Net Assets)
----------------------------------------------------------------------------------------------------------------------------------
VT ASSET                     First $500 million             0.550             Wells        First $100 million          0.150
ALLOCATION FUND               Next $500 million             0.500            Capital        Next $100 million          0.125
                                Next $2 billion             0.450          Management       Over $200 million          0.100
                                Next $2 billion             0.425         Incorporated
                                Over $5 billion             0.400
----------------------------------------------------------------------------------------------------------------------------------
VT C&B LARGE                 First $500 million             0.550            Cooke &       First $250 million          0.450
CAP VALUE FUND                Next $500 million             0.500            Bieler,        Next $250 million          0.400
                                Next $2 billion             0.450             L.P.          Next $250 million          0.350
                                Next $2 billion             0.425                           Over $750 million          0.300
                                Over $5 billion             0.400
----------------------------------------------------------------------------------------------------------------------------------
VT DISCOVERY FUND            First $500 million             0.750             Wells        First $100 million          0.450
                              Next $500 million             0.700            Capital        Next $100 million          0.400
                                Next $2 billion             0.650          Management       Over $200 million          0.350
                                Next $2 billion             0.625         Incorporated
                                Over $5 billion             0.600
----------------------------------------------------------------------------------------------------------------------------------
VT EQUITY                    First $500 million             0.550             Wells        First $100 million          0.350
INCOME FUND                   Next $500 million             0.500            Capital        Next $100 million          0.300
                                Next $2 billion             0.450          Management       Next $300 million          0.200
                                Next $2 billion             0.425         Incorporated      Over $500 million          0.150
                                Over $5 billion             0.400
----------------------------------------------------------------------------------------------------------------------------------
VT INTERNATIONAL             First $500 million             0.750           New Star        First $50 million          0.350
CORE FUND                     Next $500 million             0.700         Institutional     Next $500 million          0.290
                                Next $2 billion             0.650           Managers        Over $550 million          0.200
                                Next $2 billion             0.625            Limited
                                Over $5 billion             0.600
----------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                         Advisory Fee                                            Subadvisory Fee**
                                Average Daily           (% of Average                        Average Daily         (% of Average
Fund                              Net Assets          Daily Net Assets)    Subadviser          Net Assets        Daily Net Assets)
----------------------------------------------------------------------------------------------------------------------------------
VT LARGE COMPANY             First $500 million             0.550            Matrix         First $50 million          0.200
CORE FUND                     Next $500 million             0.500            Asset           Over $50 million          0.160
                                Next $2 billion             0.450           Advisors
                                Next $2 billion             0.425         Incorporated
                                Over $5 billion             0.400
----------------------------------------------------------------------------------------------------------------------------------
VT LARGE COMPANY             First $500 million             0.550          Peregrine        First $25 million          0.560
GROWTH FUND*                  Next $500 million             0.500           Capital          Next $25 million          0.450
                                Next $2 billion             0.450          Management       Next $225 million          0.375
                                Next $2 billion             0.425         Incorporated      Over $275 million          0.225
                                Over $5 billion             0.400
----------------------------------------------------------------------------------------------------------------------------------
VT MONEY                     First $500 million             0.300            Wells           First $1 billion          0.050
MARKET FUND                   Next $500 million             0.300           Capital           Next $2 billion          0.030
                                Next $2 billion             0.275          Management         Next $3 billion          0.020
                                Next $2 billion             0.275         Incorporated        Over $6 billion          0.010
                                Over $5 billion             0.250
----------------------------------------------------------------------------------------------------------------------------------
VT OPPORTUNITY               First $500 million             0.750            Wells         First $100 million          0.450
FUND                          Next $500 million             0.700           Capital         Next $100 million          0.400
                                Next $2 billion             0.650          Management       Over $200 million          0.300
                                Next $2 billion             0.625         Incorporated
                                Over $5 billion             0.600
----------------------------------------------------------------------------------------------------------------------------------
VT SMALL CAP                 First $500 million             0.750            Wells         First $100 million          0.550
GROWTH FUND                   Next $500 million             0.700           Capital         Next $100 million          0.500
                                Next $2 billion             0.650          Management       Over $200 million          0.400
                                Next $2 billion             0.625         Incorporated
                                Over $5 billion             0.600
----------------------------------------------------------------------------------------------------------------------------------
VT SMALL/MID CAP             First $500 million             0.750            Wells         First $100 million          0.450
VALUE FUND                    Next $500 million             0.700           Capital         Next $100 million          0.400
                                Next $2 billion             0.650          Management       Over $200 million          0.350
                                Next $2 billion             0.625         Incorporated
                                Over $5 billion             0.600
----------------------------------------------------------------------------------------------------------------------------------
VT TOTAL RETURN              First $500 million             0.450            Wells         First $100 million          0.200
BOND FUND                     Next $500 million             0.400           Capital         Next $200 million          0.175
                                Next $2 billion             0.350          Management       Next $200 million          0.150
                                Next $2 billion             0.325         Incorporated      Over $500 million          0.100
                                Over $5 billion             0.300
----------------------------------------------------------------------------------------------------------------------------------

* Prior to September 1, 2006, the investment subadviser was entitled to be paid a monthly fee at the following rates: First 25 million 0.750%, next 25 million 0.600%, next 225 million 0.500%, over 275 million 0.300%.

** The Subadvisory fees shown for Wells Capital Management are effective January 1, 2006. Prior to January 1, 2006, the investment subadviser was entitled to be paid a monthly fee at the following rates:

                                                                              Subadvisory Fee
                                                          Average Daily       (% of Average
Fund                                 Subadviser             Net Assets       Daily Net Assets)
----------------------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND           Wells Capital          First $1 billion         0.150
                              Management Incorporated      Over $1 billion         0.100
----------------------------------------------------------------------------------------------
VT DISCOVERY FUND                  Wells Capital        First $200 million         0.350
                              Management Incorporated    Over $200 million         0.300

NOTES TO FINANCIAL STATEMENTS         WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

                                                                              Subadvisory Fee
                                                          Average Daily       (% of Average
Fund                                 Subadviser             Net Assets       Daily Net Assets)
----------------------------------------------------------------------------------------------
VT EQUITY INCOME FUND              Wells Capital        First $200 million         0.250
                              Management Incorporated    Next $200 million         0.200
                                                         Over $400 million         0.150
----------------------------------------------------------------------------------------------
VT MONEY MARKET FUND               Wells Capital          First $1 billion         0.050
                              Management Incorporated      Over $1 billion         0.040
----------------------------------------------------------------------------------------------
VT OPPORTUNITY FUND                Wells Capital        First $200 million         0.350
                              Management Incorporated    Over $200 million         0.300
----------------------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND           Wells Capital        First $200 million         0.250
                              Management Incorporated    Over $200 million         0.200
----------------------------------------------------------------------------------------------
VT SMALL/MID CAP VALUE FUND        Wells Capital        First $200 million         0.350
                              Management Incorporated    Over $200 million         0.300
----------------------------------------------------------------------------------------------
VT TOTAL RETURN BOND FUND          Wells Capital        First $400 million         0.150
                              Management Incorporated    Next $400 million         0.125
                                                         Over $800 million         0.100

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                      (% of Average
Fund                    Average Daily Net Assets    Daily Net Assets)
---------------------------------------------------------------------
ALL FUNDS                   First $5 billion               0.16
                             Next $5 billion               0.15
                            Over $10 billion               0.14
---------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                               (% of Average
Fund                                                                         Daily Net Assets)
----------------------------------------------------------------------------------------------
ALL VARIABLE TRUST FUNDS (EXCEPT VT INTERNATIONAL CORE FUND)                        0.02
----------------------------------------------------------------------------------------------
VT INTERNATIONAL CORE FUND                                                          0.10

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan ("Plan") for the Fund(s), pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged and paid to Wells Fargo Funds Distributor, LLC at an annual rate of up to 0.25% of average daily net assets.

      For the year ended December 31, 2006, distribution fees paid are disclosed on the Statements of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the year ended December 31, 2006, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. The Fund's Adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios in effect from January 1, 2006, through December 31, 2006, were as follows:

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                   Net Operating
Fund                                                              Expense Ratios
--------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND                                              1.00%
--------------------------------------------------------------------------------
VT C&B LARGE CAP VALUE FUND                                           1.00%
--------------------------------------------------------------------------------
VT DISCOVERY FUND                                                     1.15%
--------------------------------------------------------------------------------
VT EQUITY INCOME FUND                                                 1.00%
--------------------------------------------------------------------------------
VT INTERNATIONAL CORE FUND                                            1.00%
--------------------------------------------------------------------------------
VT LARGE COMPANY CORE FUND                                            1.00%
--------------------------------------------------------------------------------
VT LARGE COMPANY GROWTH FUND                                          1.00%
--------------------------------------------------------------------------------
VT MONEY MARKET FUND                                                  0.75%
--------------------------------------------------------------------------------
VT OPPORTUNITY FUND                                                   1.07%
--------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND                                              1.20%
--------------------------------------------------------------------------------
VT SMALL/MID CAP VALUE FUND                                           1.14%
--------------------------------------------------------------------------------
VT TOTAL RETURN BOND FUND                                             0.90%

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended December 31, 2006, were as follows:

Fund                                          Purchases at Cost   Sales Proceeds
--------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND                      $   33,725,240      $  63,492,312
--------------------------------------------------------------------------------
VT C&B LARGE CAP VALUE FUND                        8,526,470         10,198,425
--------------------------------------------------------------------------------
VT DISCOVERY FUND                                276,805,235        320,295,046
--------------------------------------------------------------------------------
VT EQUITY INCOME FUND                             15,006,786         30,203,106
--------------------------------------------------------------------------------
VT INTERNATIONAL CORE FUND                        17,590,639         20,569,102
--------------------------------------------------------------------------------
VT LARGE COMPANY CORE FUND                         4,829,712         11,116,768
--------------------------------------------------------------------------------
VT LARGE COMPANY GROWTH FUND                      13,655,113         22,611,176
--------------------------------------------------------------------------------
VT OPPORTUNITY FUND                              358,819,560        499,836,924
--------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND                         240,927,562        257,842,412
--------------------------------------------------------------------------------
VT SMALL/MID CAP VALUE FUND                       19,322,300         23,245,774
--------------------------------------------------------------------------------
VT TOTAL RETURN BOND FUND                        699,145,019        661,047,746
--------------------------------------------------------------------------------

      The Money Market Fund trades exclusively in short-term securities, so such purchases and sales are not reflected in the schedule.

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the year ended December 31, 2006, there were no borrowings by Variable Trust Funds under the agreement.

NOTES TO FINANCIAL STATEMENTS         WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

6. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the years ended December 31, 2006 and December 31, 2005, was as follows:

                                       Ordinary Income            Long-term Capital Gain                Total
                                 ---------------------------   ---------------------------   ----------------------------
Fund                                 2006           2005           2006           2005           2006           2005
VT ASSET ALLOCATION FUND         $  8,015,852   $  9,260,151   $  2,005,487   $  4,200,908   $ 10,021,339   $ 13,461,059
-------------------------------------------------------------------------------------------------------------------------
VT C&B LARGE CAP VALUE FUND           440,202        226,321              0              0        440,202        226,321
-------------------------------------------------------------------------------------------------------------------------
VT DISCOVERY FUND                           0        152,683              0      7,948,786              0      8,101,469
-------------------------------------------------------------------------------------------------------------------------
VT EQUITY INCOME FUND               1,695,304      1,696,104        241,083              0      1,936,387      1,696,104
-------------------------------------------------------------------------------------------------------------------------
VT INTERNATIONAL CORE FUND          1,744,530      1,069,540        591,860        692,742      2,336,390      1,762,282
-------------------------------------------------------------------------------------------------------------------------
VT LARGE COMPANY CORE FUND            169,525        162,985              0              0        169,525        162,895
-------------------------------------------------------------------------------------------------------------------------
VT LARGE COMPANY GROWTH FUND                0        186,924              0              0              0        186,924
-------------------------------------------------------------------------------------------------------------------------
VT MONEY MARKET FUND                2,301,980      1,443,538          1,000              0      2,302,980      1,443,538
-------------------------------------------------------------------------------------------------------------------------
VT OPPORTUNITY FUND                         0              0    103,073,932              0    103,073,932              0
-------------------------------------------------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND                    0              0      4,390,755              0      4,390,755              0
-------------------------------------------------------------------------------------------------------------------------
VT SMALL/MID CAP VALUE FUND                 0         96,372      3,659,180              0      3,659,180         96,372
-------------------------------------------------------------------------------------------------------------------------
VT TOTAL RETURN BOND FUND           4,144,502      3,241,100              0         88,704      4,144,502      3,329,804

      As of December 31, 2006, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation is attributable to tax deferral of losses on wash sales, mark-to-market and straddle loss deferred adjustment.

                                 Undistributed   Undistributed
                                    Ordinary       Long-Term      Unrealized     Capital Loss   Currency Loss
Fund                                 Income          Gain        Appreciation   Carryforward*   Carryforward        Total
-------------------------------------------------------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND         $   2,872,130   $   1,357,825   $ 23,206,189   $           0   $           0   $  27,436,144
-------------------------------------------------------------------------------------------------------------------------------
VT C&B LARGE CAP VALUE FUND                  0               0      4,539,279      (2,549,440)              0       1,989,839
-------------------------------------------------------------------------------------------------------------------------------
VT DISCOVERY FUND                            0               0     31,613,754    (199,675,615)              0    (168,061,861)
-------------------------------------------------------------------------------------------------------------------------------
VT EQUITY INCOME FUND                  285,346       6,611,350     26,805,112               0               0      33,701,808
-------------------------------------------------------------------------------------------------------------------------------
VT INTERNATIONAL CORE FUND             659,734       2,690,100      9,118,142               0          (6,542)     12,461,434
-------------------------------------------------------------------------------------------------------------------------------
VT LARGE COMPANY CORE FUND                   0               0      2,364,040     (15,703,507)              0     (13,339,467)
-------------------------------------------------------------------------------------------------------------------------------
VT LARGE COMPANY GROWTH FUND                 0               0      8,416,573     (28,473,155)              0     (20,056,582)
-------------------------------------------------------------------------------------------------------------------------------
VT MONEY MARKET FUND                         0               0              0             (61)              0             (61)
-------------------------------------------------------------------------------------------------------------------------------
VT OPPORTUNITY FUND                 20,854,854     104,911,331    181,720,498               0               0     307,486,683
-------------------------------------------------------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND            16,770,305      15,169,784     18,654,277               0               0      50,594,366
-------------------------------------------------------------------------------------------------------------------------------
VT SMALL/MID CAP VALUE FUND          1,864,348       1,599,555      2,120,084               0               0       5,583,987
-------------------------------------------------------------------------------------------------------------------------------
VT TOTAL RETURN BOND FUND               39,445               0        (39,694)     (1,671,693)              0      (1,671,942)

* This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

7. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. The current Funds' adviser has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

8. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of December 31, 2006, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                      WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO VARIABLE TRUST

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the VT Asset Allocation Fund, VT C&B Large Cap Value Fund, VT Equity Income Fund, VT International Core Fund, VT Large Company Core Fund, VT Large Company Growth Fund, VT Money Market Fund, VT Small Cap Growth Fund, and VT Total Return Bond Fund, nine of the Funds constituting the Wells Fargo Variable Trust as of December 31, 2006, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods presented. We have also audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the VT Discovery Fund, VT Small/Mid Cap Value Fund (formerly named the Multi Cap Value Fund), and the VT Opportunity Fund, three of the Funds constituting the Wells Fargo Variable Trust as of December 31, 2006, and the related statements of operations for the year then ended and the statements of changes in net assets for the years in the two year period then ended and the financial highlights for each of the years in the three year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Discovery Fund, Multi Cap Value Fund, and the Opportunity Fund for each of the years ended December 31, 2003, and prior, were audited by other auditors whose report dated February 3, 2004 expressed an unqualified opinion on those financial statements and financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of the Wells Fargo Variable Trust as of December 31, 2006, the results of their operations, changes in their net assets and their financial highlights for the periods indicated in the paragraph above, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Philadelphia, Pennsylvania
February 21, 2007

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS         OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

      The following fund has elected to pass through to its shareholders the foreign taxes paid during the tax year ended December 31, 2006. The foreign income and taxes paid were as follows:

Fund                                        Foreign Income      Foreign Taxes
--------------------------------------------------------------------------------
VT INTERNATIONAL CORE FUND                    $1,240,719         $71,404
--------------------------------------------------------------------------------

The country-by-country breakout is as follows:

Country                                     Gross Income %   Foreign Tax Paid %
--------------------------------------------------------------------------------
AUSTRALIA                                        4.23%             0.00%
--------------------------------------------------------------------------------
BELGIUM                                          1.54%             2.10%
--------------------------------------------------------------------------------
SWITZERLAND                                      3.23%             0.00%
--------------------------------------------------------------------------------
CHINA                                            0.00%             0.00%
--------------------------------------------------------------------------------
GERMANY                                          6.27%            10.70%
--------------------------------------------------------------------------------
DENMARK                                          0.93%             0.40%
--------------------------------------------------------------------------------
SPAIN                                            1.53%             4.10%
--------------------------------------------------------------------------------
FINLAND                                          0.00%             0.00%
--------------------------------------------------------------------------------
FRANCE                                          12.17%            31.90%
--------------------------------------------------------------------------------
GREECE                                           0.84%             0.00%
--------------------------------------------------------------------------------
HONG KONG                                        4.50%             0.00%
--------------------------------------------------------------------------------
HUNGARY                                          0.00%             0.00%
--------------------------------------------------------------------------------
IRELAND                                          0.01%             0.00%
--------------------------------------------------------------------------------
ISRAEL                                           0.00%             0.00%
--------------------------------------------------------------------------------
INDIA                                            0.00%             0.00%
--------------------------------------------------------------------------------
INDONESIA                                        0.00%             0.00%
--------------------------------------------------------------------------------
ITALY                                            5.65%            15.20%
--------------------------------------------------------------------------------
JAPAN                                            8.72%            11.00%
--------------------------------------------------------------------------------
MALAYSIA                                         0.00%             0.00%
--------------------------------------------------------------------------------
SOUTH KOREA                                      0.30%             0.90%
--------------------------------------------------------------------------------
NETHERLANDS                                      3.71%            10.00%
--------------------------------------------------------------------------------
RUSSIA                                           1.45%             3.60%
--------------------------------------------------------------------------------
SWEDEN                                           0.83%             2.20%
--------------------------------------------------------------------------------
SINGAPORE                                        0.82%             0.00%
--------------------------------------------------------------------------------
TAIWAN                                           0.00%             0.00%
--------------------------------------------------------------------------------
THAILAND                                         2.26%             4.10%
--------------------------------------------------------------------------------
UNITED KINGDOM                                  36.51%             0.00%
--------------------------------------------------------------------------------
NORWAY                                           1.40%             3.80%
--------------------------------------------------------------------------------
Subtotal                                        96.90%           100.00%
--------------------------------------------------------------------------------
UNITED STATES                                    3.10%             0.00%
--------------------------------------------------------------------------------
Total                                          100.00%           100.00%
--------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)         WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

      Pursuant to Section 854(b)(2) of the Internal Revenue Code, the VT Asset Allocation Fund, the VT C&B Large Cap Value Fund, the VT Equity Income Fund, and the VT Large Company Core Fund designate 34.92%, 100%, 100%, and 100%, respectively, of the ordinary income dividends distributed during the year as qualifying for the corporate dividend-received deduction.

      Pursuant to Section 852(b)(3) of the Internal Revenue Code, the following funds designate capital gain dividends as follows:

                                                                   Capital Gain
Fund                                                                 Dividends
--------------------------------------------------------------------------------
VT ASSET ALLOCATION FUND                                           $ 2,005,487
--------------------------------------------------------------------------------
VT EQUITY INCOME FUND                                                  241,083
--------------------------------------------------------------------------------
VT INTERNATIONAL CORE FUND                                             591,860
--------------------------------------------------------------------------------
VT MONEY MARKET FUND                                                     1,000
--------------------------------------------------------------------------------
VT OPPORTUNIY FUND                                                 103,073,932
--------------------------------------------------------------------------------
VT SMALL CAP GROWTH FUND                                             4,390,755
--------------------------------------------------------------------------------
VT SMALL/MID CAP VALUE FUND                                          3,659,180
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS         OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Variable Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 142 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

---------------------------------------------------------------------------------------------------------
                          POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**     PAST FIVE YEARS                     OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee, since 1987     Wake Forest University,             None
64                                                Calloway School of Business
                                                  and Accountancy - the Thomas
                                                  Goho Chair of Finance since
                                                  January 2006. Associate
                                                  Professor of Finance from
                                                  1999-2005.
---------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee, since 1998     Chairman, CEO and Co-               None
64                        (Chairman, since 2001)  Founder of Crystal Geyser
                                                  Water Company since 1997.
---------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee, since 1987     Retired. Prior thereto, President   None
73                                                of Richard M. Leach Associates
                                                  (a financial consulting firm).
---------------------------------------------------------------------------------------------------------
Olivia S. Mitchell        Trustee, since 2006     Professor of Insurance and Risk     None
53                                                Management, Wharton School,
                                                  University of Pennsylvania.
                                                  Director of the Boettner Center
                                                  on Pensions and Retirement.
                                                  Research Associate and Board
                                                  Member, Penn Aging Research
                                                  Center. Research Associate,
                                                  National Bureau of Economic
                                                  Research.
---------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee, since 1996     Senior Counselor to the public      None
55                                                relations firm of Himle-Horner,
                                                  and Senior Fellow at the
                                                  Humphrey Institute,
                                                  Minneapolis, Minnesota (a
                                                  public policy organization).
---------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee, since 1996     Principal of the law firm of        None
66                                                Willeke & Daniels.

OTHER INFORMATION (UNAUDITED)         WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

INTERESTED TRUSTEE***

---------------------------------------------------------------------------------------------------
                    POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE        LENGTH OF SERVICE**     PAST FIVE YEARS                     OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------
J. Tucker Morse     Trustee, since 1987     Private Investor/Real Estate        None
62                                          Developer.
---------------------------------------------------------------------------------------------------

OFFICERS

---------------------------------------------------------------------------------------------------
                    POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE        LENGTH OF SERVICE       PAST FIVE YEARS                     OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------
Karla M. Rabusch    President, since 2003   Executive Vice President of         None
47                                          Wells Fargo Bank, N.A. and
                                            President of Wells Fargo Funds
                                            Management, LLC. Senior Vice
                                            President and Chief
                                            Administrative Officer of Wells
                                            Fargo Funds Management, LLC
                                            from 2001 to 2003. Vice
                                            President of Wells Fargo Bank,
                                            N.A. from December 1997 to May
                                            2000.
---------------------------------------------------------------------------------------------------
C. David Messman    Secretary, since 2000   Vice President and Managing         None
46                                          Senior Counsel of Wells Fargo
                                            Bank, N.A. since January 1996.
                                            Senior Vice President and
                                            Secretary of Wells Fargo Funds
                                            Management, LLC since March 2001.
---------------------------------------------------------------------------------------------------
A. Erdem Cimen      Treasurer, since 2006   Vice President of Wells Fargo       None
33                                          Bank, N.A. and Vice President of
                                            Financial Operations for Wells
                                            Fargo Funds Management, LLC.
                                            Vice President and Group Finance
                                            Officer of Wells Fargo Bank,
                                            N.A. Auto Finance Group from
                                            2004 to 2006. Vice President of
                                            Portfolio Risk Management for
                                            Wells Fargo Bank, N.A. Auto
                                            Finance Group in 2004. Vice
                                            President of Portfolio Research
                                            and Analysis for Wells Fargo
                                            Bank, N.A. Auto Finance Group
                                            from 2001 to 2004. Director of
                                            Small Business Services Risk
                                            Management for American Express
                                            Travel Related Services from
                                            2000 to 2001.
---------------------------------------------------------------------------------------------------
Dorothy A. Peters   Chief Compliance        Chief Compliance Officer of         None
45                                          Officer, since 2004 Wells
                                            Fargo Funds Management, LLC
                                            since 2004. Chief Compliance
                                            Officer for Wells Fargo Funds
                                            Management, LLC from 1997 to
                                            2002. In 2002, Ms. Peters left
                                            Wells Fargo Funds Management,
                                            LLC to pursue personal goals.
---------------------------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of December 31, 2006, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS                 LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    --Association of Bay Area Governments
ADR     --American Depositary Receipt
AMBAC   --American Municipal Bond Assurance Corporation
AMT     --Alternative Minimum Tax
ARM     --Adjustable Rate Mortgages
BART    --Bay Area Rapid Transit
CDA     --Community Development Authority
CDO     --Collateralized Debt Obligation
CDSC    --Contingent Deferred Sales Charge
CGIC    --Capital Guaranty Insurance Company
CGY     --Capital Guaranty Corporation
COP     --Certificate of Participation
CP      --Commercial Paper
CTF     --Common Trust Fund
DW&P    --Department of Water & Power
DWR     --Department of Water Resources
ECFA    --Educational & Cultural Facilities Authority
EDFA    --Economic Development Finance Authority
ETET    --Eagle Tax-Exempt Trust
FFCB    --Federal Farm Credit Bank
FGIC    --Financial Guaranty Insurance Corporation
FHA     --Federal Housing Authority
FHAG    --Federal Housing Agency
FHLB    --Federal Home Loan Bank
FHLMC   --Federal Home Loan Mortgage Corporation
FNMA    --Federal National Mortgage Association
GDR     --Global Depositary Receipt
GNMA    --Government National Mortgage Association
GO      --General Obligation
HCFR    --Healthcare Facilities Revenue
HEFA    --Health & Educational Facilities Authority
HEFAR   --Higher Education Facilities Authority Revenue
HFA     --Housing Finance Authority
HFFA    --Health Facilities Financing Authority
IDA     --Industrial Development Authority
IDAG    --Industrial Development Agency
IDR     --Industrial Development Revenue
LIBOR   --London Interbank Offered Rate
LLC     --Limited Liability Corporation
LOC     --Letter of Credit
LP      --Limited Partnership
MBIA    --Municipal Bond Insurance Association
MFHR    --Multi-Family Housing Revenue
MTN     --Medium Term Note
MUD     --Municipal Utility District
PCFA    --Pollution Control Finance Authority
PCR     --Pollution Control Revenue
PFA     --Public Finance Authority
PFFA    --Public Facilities Financing Authority
plc     --Public Limited Company
PSFG    --Public School Fund Guaranty
R&D     --Research & Development
RDA     --Redevelopment Authority
RDFA    --Redevelopment Finance Authority
REITS   --Real Estate Investment Trusts
SFHR    --Single Family Housing Revenue
SFMR    --Single Family Mortgage Revenue
SLMA    --Student Loan Marketing Association
TBA     --To Be Announced
TRAN    --Tax Revenue Anticipation Notes
USD     --Unified School District
XLCA    --XL Capital Assurance

[LOGO]
WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

                -----------------------------------------------------
                NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
                -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo     www.wellsfargo.com/advantagefunds          102285 02-07
Funds Management,                                               AVTF/AR124 12-06
LLC. All rights
reserved.

ITEM 2.  CODE OF ETHICS
=======================

As of the end of the period, December 31, 2006, Wells Fargo Variable Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Variable Trust has determined that Thomas
S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended December 31, 2005 and December 31, 2006 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

         For the fiscal years ended December 31, 2005 and December 31, 2006, the Audit Fees were $213,000 and $220,500, respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended December 31, 2005 and December 31, 2006 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended December 31, 2005 and December 31, 2006 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

          For the fiscal years ended December 31, 2005 and December 31, 2006, the Tax Fees were $0 and $0, respectively. The incurred Tax Fees are comprised of excise tax review services.

          For the fiscal years ended December 31, 2005 and December 31, 2006, the Tax Fees were $20,040 and $20,820 respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended October 31, 2005 and October 31, 2006.

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f) Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended October 31, 2005 and October 31, 2006, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

         For the fiscal years ended December 31, 2005 and December 31, 2006, the Registrant incurred non-audit fees in the amount of $115,000 and $170,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

          For the fiscal years ended December 31, 2005 and December 31, 2006, the Registrant's investment adviser incurred non-audit fees in the amount of $36,000 and $44,000, respectively. The non-audit fees for the year ended December 31, 2005 consist of procedure reviews for pending mergers associated with fund reorganizations. The non-audit fees for the year ended December 31, 2006 relates to examinations of securities pursuant to rule 206 (4)- 2 under the Investment Advisors Act of 1940.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
=============================================
Not applicable.


ITEMS 6.  SCHEDULE OF INVESTMENTS
=================================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
=============================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECUIRTY HOLDERS
============================================================
Not applicable.


ITEM 11.  CONTROLS AND PROCEDURES
================================
 (a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                     Wells Fargo Funds Trust

                                                     By: /s/ Karla M. Rabusch
                                                         -----------------------
                                                         Karla M. Rabusch
                                                         President

                                                     Date: February 20, 2007

                                   SIGNATURES




         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                                     By: /s/ Karla M. Rabusch
                                                         -----------------------
                                                         Karla M. Rabusch
                                                         President

                                                     Date: February 20, 2007


                                                     By: /s/ A. Erdem Cimen
                                                         -----------------------
                                                         A. Erdem Cimen
                                                         Treasurer

                                                     Date: February 20, 2007

                                  CERTIFICATION


I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of the Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund, Wells Fargo Advantage VT Opportunity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, and the Wells Fargo Advantage VT Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

      d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



By: /s/ Karla M. Rabusch
    -----------------------
    Karla M. Rabusch
    President
    Wells Fargo Funds Trust

Date: February 20, 2007
                                                                 Exhibit 99.CERT

                                  CERTIFICATION


I, A. Erdem Cimen, certify that:

1.I have reviewed this report on Form N-CSR of the Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund, Wells Fargo Advantage VT Opportunity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, and the Wells Fargo Advantage VT Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

      d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.





By: /s/ A. Erdem Cimen
    -----------------------
    A. Erdem Cimen
    Treasurer
    Wells Fargo Funds Trust

Date: February 20, 2007
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Variable Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended December 31, 2006 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.



                                                     By: /s/ Karla M. Rabusch
                                                         -----------------------
                                                         Karla M. Rabusch
                                                         President
                                                         Wells Fargo Funds Trust

                                                     Date: February 20, 2007


This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.

                            SECTION 906 CERTIFICATION


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Variable Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended December 31, 2006 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.




                                                     By: /s/ A. Erdem Cimen
                                                         -----------------------
                                                         A. Erdem Cimen
                                                         Treasurer
                                                         Wells Fargo Funds Trust

                                                     Date: February 20, 2007

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.